Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 30, 2012
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	BK
Entity Registrant Name	Bank of New York Mellon CORP
Entity Central Index Key	0001390777
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		1,161,951,953
Entity Public Float			$ 25,863,722,820

Consolidated Income Statement (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Investment services fees:
Foreign exchange and other trading revenue	$ 692		$ 848		$ 886
Net securities gains	162		48		27
Total fee and other revenue	11,506	[1]	11,696	[2]	10,891	[3]
Net interest revenue
Interest revenue	3,507		3,588		3,470
Interest expense	534		604		545
Net interest revenue	2,973		2,984		2,925
Provision for credit losses	(80)		1		11
Net interest revenue after provision for credit losses	3,053		2,983		2,914
Noninterest expense
Staff	5,761		5,726		5,215
Professional, legal and other purchased services	1,222		1,217		1,099
Net occupancy	593		624		588
Software	524		485		410
Distribution and servicing	421		416		377
Furniture and equipment	331		330		315
Business development	275		261		271
Sub-custodian	269		298		247
Other	994		937		843
Amortization of intangible assets	384		428		421
Merger and integration, litigation and restructuring charges	559		390		384
Total noninterest expense	11,333		11,112		10,170
Income
Income from continuing operations before income taxes	3,302		3,617	[4]	3,694	[4],[5]
Provision for income taxes	779		1,048		1,047	[5]
Net income from continuing operations	2,523		2,569	[4]	2,647	[4]
Discontinued operations:
Loss from discontinued operations					(110)
Benefit for income taxes					(44)
Net (loss) from discontinued operations					(66)
Net income	2,523		2,569		2,581
Net (income) attributable to noncontrolling interests	(78)		(53)		(63)
Net income applicable to shareholders of The Bank of New York Mellon Corporation	2,445		2,516		2,518
Preferred stock dividends	(18)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,427		2,516		2,518
Reconciliation of net income to the net income applicable to common shareholders of The Bank of New York Mellon Corporation
Net income	2,523		2,569		2,581
Net (income) attributable to noncontrolling interests	(78)		(53)		(63)
Preferred stock dividends	(18)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,427		2,516		2,518
Less: Earnings allocated to participating securities	35		27		23
Change in the excess of redeemable value over the fair value of noncontrolling interests	(5)		9
Net income applicable to the common shareholders of The Bank of New York Mellon Corporation after required adjustments for the calculation of basic and diluted earnings per common share	2,397		2,480		2,495
Net loss from discontinued operations					(66)
Net income from continuing operations applicable to common shareholders of The Bank of New York Mellon Corporation	2,397		2,480		2,561
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic	1,176,485		1,220,804		1,212,630
Common stock equivalents	10,970		8,425		9,508
Less: Participating securities	(9,025)		(6,203)		(5,924)
Diluted	1,178,430		1,223,026		1,216,214
Anti-dilutive securities	91,347	[6]	86,270	[6]	87,058	[6]
Basic:
Net income from continuing operations	$ 2.04	[7]	$ 2.03	[7]	$ 2.11	[7]
Net loss from discontinued operations					$ (0.05)	[7]
Net income applicable to common stock	$ 2.04	[7]	$ 2.03	[7]	$ 2.06	[7]
Diluted:
Net income from continuing operations	$ 2.03	[7]	$ 2.03	[7]	$ 2.11	[7]
Net loss from discontinued operations					$ (0.05)	[7]
Net income applicable to common stock	$ 2.03	[7]	$ 2.03	[7]	$ 2.05	[7],[8]
Operations
Investment services fees:
Asset servicing	3,780		3,697		3,076
Issuer services	1,052		1,445		1,460
Clearing services	1,193		1,159		1,005
Treasury services	549		535		530
Total investment services fees	6,574		6,836		6,071
Investment management and performance fees	3,174		3,002		2,868
Foreign exchange and other trading revenue	692		848		886
Distribution and servicing	192		187		210
Financing-related fees	172		170		195
Investment and other income	427		455		467
Total fee revenue	11,231		11,498		10,697
Net securities gains (losses)-including other-than-temporary impairment	242		(86)		(43)
Noncredit-related gains (losses) on securities not expected to be sold (recognized in OCI)	80		(134)		(70)
Net securities gains	162		48		27
Total fee and other revenue	11,393		11,546		10,724
Investment Management Funds
Investment services fees:
Total fee and other revenue	113		150		167
Investment income	593		670		663
Interest of investment management fund note holders	404		470		437
Income from consolidated investment management funds	189		200		226
Discontinued operations:
Net (income) attributable to noncontrolling interests	(76)		(50)		(59)
Reconciliation of net income to the net income applicable to common shareholders of The Bank of New York Mellon Corporation
Net (income) attributable to noncontrolling interests	$ (76)		$ (50)		$ (59)

[1]	Total fee and other revenue includes income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes includes noncontrolling interests of $76 million.
[2]	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
[3]	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
[4]	Presented on a continuing operations basis.
[5]	Based on continuing operations for 2010.
[6]	Represents stock options, restricted stock, restricted stock units and participating securities outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.
[7]	Basic and diluted earnings per share under the two-class method are determined on the net income applicable to common shareholders of The Bank of New York Mellon Corporation reported on the income statement less earnings allocated to participating securities, and the change in the excess of redeemable value over the fair value of noncontrolling interests.
[8]	Does not foot due to rounding.

Consolidated Income Statement (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (income) attributable to noncontrolling interests	$ (78)	$ (53)	$ (63)
Investment Management Funds
Net (income) attributable to noncontrolling interests	$ (76)	$ (50)	$ (59)

Consolidated Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income	$ 2,523		$ 2,569		$ 2,581
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during the period	130		(195)		(363)
Reclassification adjustment					(18)	[1]
Total foreign currency translation adjustments	130		(195)		(381)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during the period	1,007		306		747
Reclassification adjustment	(106)	[1]	(26)	[1]	18	[1]
Total unrealized gain (loss) on assets available-for-sale	901		280		765
Defined benefit plans:
Prior service cost arising during the period	57				25
Net loss arising during the period	(190)		(443)		(52)
Foreign exchange adjustment			(3)		2
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	104		69		46
Total defined benefit plans	(29)		(377)		21
Net unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during the period	4		3		12
Reclassification adjustment	(3)				(5)
Total unrealized gain (loss) on cash flow hedges	1		3		7
Total other comprehensive income (loss), net of tax	1,003	[2]	(289)	[2]	412	[2]
Net (income) loss attributable to noncontrolling interests	(78)		(53)		(63)
Other comprehensive (income) loss attributable to noncontrolling interests	(19)		17		44
Other reclassification					(14)	[1]
Net comprehensive income (loss)	$ 3,429		$ 2,244		$ 2,960

[1]	Includes a net reclassification adjustment of $14 million to retained earnings from other comprehensive income in 2010.
[2]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $984 million for the year ended Dec. 31, 2012, $(272) million for the year ended Dec. 31, 2011 and $456 million for the year ended Dec. 31, 2010.

Consolidated Comprehensive Income Statement (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders	$ 984	$ (272)	$ 456
Other reclassification			$ (14)	[1]

[1]	Includes a net reclassification adjustment of $14 million to retained earnings from other comprehensive income in 2010.

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Securities:
Loans	$ 46,629		$ 43,979
Allowance for loan losses	(266)		(394)
Goodwill	18,075		17,904
Intangible assets	4,809		5,152
Other assets (includes $1,299 and $1,848, at fair value)	20,468		19,839
Total assets	358,990		325,266
Deposits:
Long-term debt (includes $345 and $326, at fair value)	18,530		19,933
Total liabilities	321,548		291,065
Temporary equity
Redeemable noncontrolling interests	178		114
Permanent equity
Preferred stock - par value $0.01 per share; authorized 100,000,000 preferred shares; issued 10,826 and - shares	1,068
Common stock - par value $0.01 per share; authorized 3,500,000,000 common shares; issued 1,254,182,209 and 1,249,061,305 shares	13		12
Additional paid-in capital	23,485		23,185
Retained earnings	14,622		12,812
Accumulated other comprehensive loss, net of tax	(643)		(1,627)
Less: Treasury stock of 90,691,868 and 39,386,698 common shares, at cost	(2,114)		(965)
Total The Bank of New York Mellon Corporation shareholders' equity	36,431		33,417
Total permanent equity	37,264	[1]	34,087	[1],[2]
Total liabilities and shareholders' equity	358,990		325,266
Operations
Cash and due from:
Banks	4,727		4,175
Interest-bearing deposits with the Federal Reserve and other central banks	90,110		90,243
Interest-bearing deposits with banks	43,910		36,321
Federal funds sold and securities purchased under resale agreements	6,593		4,510
Securities:
Held-to-maturity (fair value of $8,389 and $3,540)	8,205		3,521
Available-for-sale	92,619		78,467
Total securities	100,824		81,988
Trading assets	9,378		7,861
Loans	46,629		43,979
Allowance for loan losses	(266)		(394)
Net loans	46,363		43,585
Premises and equipment	1,659		1,681
Accrued interest receivable	593		660
Goodwill	18,075		17,904
Intangible assets	4,809		5,152
Other assets (includes $1,299 and $1,848, at fair value)	20,468		19,839
Total assets	347,509		313,919
Other assets	1,299		1,848
Deposits:
Noninterest-bearing (principally U.S. offices)	93,019		95,335
Interest-bearing deposits in U.S. offices	53,826		41,231
Interest-bearing deposits in Non-U.S. offices	99,250		82,528
Total deposits	246,095		219,094
Federal funds purchased and securities sold under repurchase agreements	7,427		6,267
Trading liabilities	8,176		8,071
Payables to customers and broker-dealers	16,095		12,671
Commercial paper	338		10
Other borrowed funds	1,380		2,174
Accrued taxes and other expenses	7,316		6,235
Other liabilities (including allowance for lending-related commitments of $121 and $103, also includes $578 and $382, at fair value)	6,010		6,525
Long-term debt (includes $345 and $326, at fair value)	18,530		19,933
Total liabilities	311,367		280,980
Other liabilities	578		382
Investment Management Funds
Securities:
Trading assets	10,961		10,751
Other assets	520		596
Total assets	11,481		11,347
Deposits:
Trading liabilities	10,152		10,053
Other liabilities	29		32
Total liabilities	10,181		10,085
Permanent equity
Non-redeemable noncontrolling interests	$ 833		$ 670

[1]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $33,417 million at Dec 31, 2011, and $35,363 million at Dec 31, 2012.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $32,354 million at Dec 31, 2010, and $33,417 million at Dec 31, 2011.

Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other liabilities, allowance for lending related commitments	$ 121	$ 103
Preferred stock, par value	$ 0.01
Preferred stock, authorized	100,000,000
Preferred stock, issued	10,826
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	3,500,000,000	3,500,000,000
Common stock, issued	1,254,182,209	1,249,061,305
Treasury stock, common shares	90,691,868	39,386,698
Operations
Held-to-maturity, fair value	8,389	3,540
Other assets, fair value	1,299	1,848
Other liabilities, allowance for lending related commitments	121	103
Other liabilities, fair value	578	382
Long-term debt, at fair value	$ 345	$ 326

Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 2,523	$ 2,569	$ 2,581
Net (income) attributable to noncontrolling interests	(78)	(53)	(63)
Net loss from discontinued operations			(66)
Net income from continuing operations applicable to shareholders of The Bank of New York Mellon Corporation	2,445	2,516	2,584
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Provision for credit losses	(80)	1	11
Pension plan contribution	(441)	(71)	(46)
Depreciation and amortization	1,246	776	629
Deferred tax (benefit) expense	252	12	1,199	[1]
Net securities (gains) and venture capital (income)	(170)	(65)	(57)
Change in trading activities	(1,412)	(425)	(155)
Change in accruals and other, net	(211)	(533)	(115)
Net cash provided by operating activities	1,629	2,211	4,050
Investing activities
Change in interest-bearing deposits with banks	(6,892)	12,983	7,073
Change in interest-bearing deposits with the Federal Reserve and other central banks	133	(70,787)	(11,187)
Purchases of securities held-to-maturity	(3,477)	(1,226)	(19)
Paydowns of securities held-to-maturity	829	233	255
Maturities of securities held-to-maturity	710	1,127	316
Purchases of securities available-for-sale	(43,788)	(42,367)	(23,585)
Sales of securities available-for-sale	10,265	9,507	5,981
Paydowns of securities available-for-sale	9,769	8,332	7,944
Maturities of securities available-for-sale	8,606	9,385	2,666
Net change in loans	(2,754)	(6,863)	310
Sales of loans and other real estate	320	604	511
Change in federal funds sold and securities purchased under resale agreements	(2,083)	659	(1,634)
Change in seed capital investments	59	162	(160)
Purchases of premises and equipment/capitalized software	(652)	(642)	(230)
Proceeds from the sale of premises and equipment	6	13	14
Acquisitions, net cash	(29)	(64)	(2,793)
Dispositions, net cash			133
Other, net	(409)	(1,234)	(591)
Net effect of discontinued operations			59
Net cash (used for) investing activities	(29,387)	(80,178)	(14,937)
Financing activities
Change in deposits	26,226	74,252	8,527
Change in federal funds purchased and securities sold under repurchase agreements	1,160	665	2,058
Change in payables to customers and broker-dealers	3,424	2,709	(762)
Change in other borrowed funds	(796)	(549)	1,988
Change in commercial paper	328		(2)
Net proceeds from the issuance of long-term debt	2,761	5,042	1,347
Repayments of long-term debt	(4,163)	(1,911)	(2,614)
Proceeds from the exercise of stock options	40	18	31
Issuance of common stock	25	25	697
Issuance of preferred stock	1,068
Treasury stock acquired	(1,148)	(873)	(41)
Common cash dividends paid	(623)	(593)	(440)
Preferred cash dividends paid	(18)
Other, net	4	(20)	1
Net cash provided by financing activities	28,288	78,765	10,790
Effect of exchange rate changes on cash	22	(298)	40
Change in cash and due from banks
Change in cash and due from banks	552	500	(57)
Cash and due from banks at beginning of period	4,175	3,675	3,732
Cash and due from banks at end of period	4,727	4,175	3,675
Supplemental disclosures
Interest paid	561	586	591
Income taxes paid	709	640	699
Income taxes refunded	$ 51	$ 136	$ 197

[1]	Based on continuing operations for 2010.

Consolidated Statement of Changes in Equity (USD $) In Millions	Total		Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss), net of tax	Treasury stock	Non- redeemable noncontrolling interests of consolidated investment management funds	Redeemable non- controlling interests/ temporary equity	Non- redeemable non- controlling interest
Beginning Balance at Dec. 31, 2009 (Scenario, Previously Reported)	$ 29,003	[1]		$ 12	$ 21,917	$ 8,912	$ (1,835)	$ (29)			$ 26
Beginning Balance (Restatement Adjustment) (ASC 810)	76					52	24
Beginning Balance (Restatement Adjustment) (ASC 825)	(73)					(73)
Beginning Balance at Dec. 31, 2009	29,006			12	21,917	8,891	(1,811)	(29)			26
Shares issued to shareholders of noncontrolling interests										44
Redemption of subsidiary shares from noncontrolling interests	(18)				(18)					(6)
Other net changes in noncontrolling interests	(139)				15	(55)			(89)	50	(10)
Net income	2,577					2,518			59	4
Other comprehensive income	398					(14)	456		(44)
Dividends on common stock at $0.52 in 2012, $0.48 in 2011 and $0.36 in 2010 per share	(441)					(441)
Repurchase of common stock	(41)							(41)
Common stock issued under employee benefit plans	35				34			1
Common stock issued under direct stock purchase and dividend reinvestment plan	16				16
Stock awards and options exercised	227				245	(1)		(17)
Distributions paid to noncontrolling interests	(4)										(4)
Consolidation of investment management funds	785								785
Deconsolidation of investment management funds	(12)								(12)
Common stock issued under stock forward contract	676				676
Ending Balance at Dec. 31, 2010	33,065	[1],[2]		12	22,885	10,898	(1,355)	(86)	699	92	12
Shares issued to shareholders of noncontrolling interests										41
Redemption of subsidiary shares from noncontrolling interests	2				2					(19)
Other net changes in noncontrolling interests	(67)				17	(9)			(63)	(2)	(12)
Net income	2,566					2,516			50	3
Other comprehensive income	(288)						(272)		(16)	(1)
Dividends on common stock at $0.52 in 2012, $0.48 in 2011 and $0.36 in 2010 per share	(593)					(593)
Repurchase of common stock	(873)							(873)
Common stock issued under employee benefit plans	33				30			3
Common stock issued under direct stock purchase and dividend reinvestment plan	20				20
Stock awards and options exercised	221				231	(1)		(9)
Other	1					1
Ending Balance at Dec. 31, 2011	34,087	[2],[3]		12	23,185	12,812	(1,627)	(965)	670	114
Shares issued to shareholders of noncontrolling interests										45
Redemption of subsidiary shares from noncontrolling interests										(10)
Other net changes in noncontrolling interests	76				(2)	6			72	23
Net income	2,521					2,445			76	2
Other comprehensive income	999						984		15	4
Dividends on common stock at $0.52 in 2012, $0.48 in 2011 and $0.36 in 2010 per share	(623)					(623)
Dividends on preferred stock	(18)					(18)
Repurchase of common stock	(1,148)							(1,148)
Common stock issued under employee benefit plans	27				27
Common stock issued under direct stock purchase and dividend reinvestment plan	20				20
Preferred stock issued	1,068		1,068
Stock awards and options exercised	255			1	255			(1)
Ending Balance at Dec. 31, 2012	$ 37,264	[3]	$ 1,068	$ 13	$ 23,485	$ 14,622	$ (643)	$ (2,114)	$ 833	$ 178

[1]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $28,977 million at Dec 31, 2009, and $32,354 million at Dec 31, 2010.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $32,354 million at Dec 31, 2010, and $33,417 million at Dec 31, 2011.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $33,417 million at Dec 31, 2011, and $35,363 million at Dec 31, 2012.

Consolidated Statement of Changes in Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends on common stock, per share	$ 0.52	$ 0.48	$ 0.36
Total The Bank of New York Mellon Corporation shareholders' equity	$ 35,363	$ 33,417	$ 32,354	$ 28,977

Summary of Significant Accounting and Reporting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting and Reporting Policies

Note 1—Summary of significant accounting and reporting policies

Basis of Presentation

The accounting and financial reporting policies of BNY Mellon, a global financial services company, conform to U.S. generally accepted accounting principles (“GAAP”) and prevailing industry practices.

In the opinion of management, all adjustments necessary for a fair presentation of financial position, results of operations and cash flows for the annual periods have been made. Certain other immaterial reclassifications have been made to prior years to place them on a basis comparable with current period presentation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates based upon assumptions about future economic and market conditions which affect reported amounts and related disclosures in our financial statements. Although our current estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Amounts subject to estimates are items such as the allowance for loan losses and lending-related commitments, the fair value of financial instruments and other-than-temporary impairments, goodwill and intangible assets and pension accounting. Among other effects, such changes in estimates could result in future impairments of investment securities, goodwill and intangible assets and establishment of allowances for loan losses and lending-related commitments as well as changes in pension and post-retirement expense.

Equity method investments

The consolidated financial statements include the accounts of BNY Mellon and its subsidiaries. Equity investments of less than a majority but at least 20% ownership are accounted for by the equity method and classified as other assets. Earnings on these investments are reflected in fee and other revenue as investment services fees or investment and other income, as appropriate, in the period earned. Our most significant equity method investments are:

Equity method investments at Dec. 31, 2012
(dollars in millions)	Percentage ownership	Book value
CIBC Mellon	50.0%	$602
Wing Hang	20.7%	$449
Siguler Guff	20.0%	$272
ConvergEx	33.2%	$117

Acquired businesses

The income statement and balance sheet include results of acquired businesses accounted for under the acquisition method of accounting pursuant to ASC 805, Business Combinations and equity investments from the dates of acquisition. For acquisitions completed prior to Jan. 1, 2009, we record the fair value of any contingent payments as an additional cost of the equity acquired in the period that the payment becomes probable. For acquisitions completed after Jan. 1, 2009, contingent purchase consideration was measured at its fair value and recorded on the purchase date. Any subsequent changes in the fair value of a contingent consideration liability will be recorded through the income statement.

Parent financial statements

The Parent financial statements in Note 20 of the Notes to Consolidated Financial Statements include the accounts of the Parent; those of a wholly-owned financing subsidiary that functions as a financing entity for BNY Mellon and its subsidiaries; and MIPA, LLC, a single-member limited liability company, created to hold and administer corporate-owned life insurance. Financial data for the Parent, the financing subsidiary and the single-member limited liability company are combined for financial reporting purposes because of the limited function of these entities and the unconditional guarantee by BNY Mellon of their obligations.

Nature of operations

BNY Mellon is a global leader in providing a broad range of financial products and services in domestic and international markets. Through our two principal businesses, Investment Management and Investment Services, we serve the following major classes of customers—institutions, corporations, and high net worth individuals. For institutions and corporations, we provide the following services:

·	investment management;
·	trust and custody;
·	foreign exchange;
·	fund administration;
·	securities lending;
·	depositary receipts;
·	corporate trust;
·	global payment/cash management;
·	banking services; and
·	clearing services.

For individuals, we provide mutual funds, separate accounts, wealth management and private banking services. BNY Mellon’s investment management businesses provide investment products in many asset classes and investment styles on a global basis.

Variable interest entities

Accounting guidance on the consolidation of variable interest entities (“VIEs”) is included in ASC 810 Consolidation, ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, and ASU 2010-10 “Amendments for Certain Investment Funds,” which defers ASU 2009-17 for certain asset managers’ interests in entities that apply the specialized accounting guidance for investment companies or that have the attributes of investment companies and for interests in money market funds.

VIEs are defined as certain entities in which the equity investors:

·	do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support; or
·	lack one or more of the following characteristics of a controlling financial interest:
·	The power, through voting rights or similar rights, to direct the activities of an entity that most significantly impact the entity’s economic performance (ASU 2009-17 model).
·	The direct or indirect ability to make decisions about the entity’s activities through voting rights or similar rights (ASC 810 model).
·	The obligation to absorb the expected losses of the entity.
·	The right to receive the expected residual returns of the entity.

We consider the underlying facts and circumstances of individual transactions when assessing whether or not an entity is a potential VIE. BNY Mellon is required to consolidate a VIE if BNY Mellon is determined to be the primary beneficiary.

As a result of ASU 2010-10, BNY Mellon continues to apply ASC 810 to its mutual funds, hedge funds, private equity funds, collective investment funds and real estate investment trusts. If these entities are determined to be VIEs, primary beneficiary calculations are prepared in accordance with ASC 810 to determine whether or not BNY Mellon is the primary beneficiary and required to consolidate the VIE. The primary beneficiary of a VIE is the party that absorbs a majority of the VIE’s expected losses, receives a majority of its expected residual returns or both.

BNY Mellon has two securitizations and several CLOs, which are assessed for consolidation in accordance with ASU 2009-17. The primary beneficiary of these VIE’s is the party that has both: (1) the power to direct the activities of the VIE that most significantly impact that entity’s economic performance, and (2) the obligation to absorb losses, or the right to receive benefits, from the VIE that could potentially be significant to the VIE.

Voting interest entities

If BNY Mellon can exert control over the financial and operating policies of an investee, which generally can occur if there is a 50% or more voting interest or if partners or members of an investee do not have certain substantive rights, BNY Mellon consolidates the investee.

Investees structured as limited partnerships or limited liability companies for which BNY Mellon is either the general partner or managing member are presumed to be controlled by BNY Mellon. In accordance with ASC 810-20 Control of Partnerships and Similar Entities, we review the rights of the limited partners and members to determine whether that presumption can be overcome. The presumption of control is overcome when the limited partners or managing members have the ability to dissolve the entity, can remove BNY Mellon, as the general partner or managing member without cause based on a simple majority vote of unaffiliated limited partners or members or have other substantive participating rights. If the presumption of control is not overcome, the entity is consolidated.

Trading account securities, available-for-sale securities, and held-to-maturity securities

Securities are accounted for under ASC 320 Investments—Debt and Equity Securities. Securities are generally classified in the trading, available-for-sale investment or the held-to-maturity investment securities portfolios when they are purchased. Securities are classified as trading securities when our intention is to resell. Securities are classified as available-for-sale securities when we intend to hold the securities for an indefinite period of time or when the securities may be used for tactical asset/liability purposes and may be sold from time to time to effectively manage interest rate exposure, prepayment risk and liquidity needs. Securities are classified as held-to-maturity securities when we intend to hold them until maturity.

Trading securities are stated at fair value. Trading revenue includes both realized and unrealized gains and losses. The liability incurred on short-sale transactions, representing the obligation to deliver securities, is included in trading liabilities at fair value.

Available-for-sale securities are stated at fair value. The difference between fair value and amortized cost representing unrealized gains or losses on assets classified as available-for-sale, are recorded net of tax as an addition to or deduction from other comprehensive income (“OCI”), unless a security is deemed to have an other-than-temporary impairment (“OTTI”). Gains and losses on sales of available-for-sale securities are reported in the income statement. The cost of debt and equity securities sold is determined on a specific identification and average cost method, respectively. Held-to-maturity securities are stated at cost.

Income on investment securities purchased is adjusted for amortization of premium and accretion of discount on a level yield basis.

We routinely conduct periodic reviews to identify and evaluate each investment security to determine whether OTTI has occurred. We examine various factors when determining whether an impairment, representing the fair value of a security being below its amortized cost, is other than temporary. The following are examples of factors that BNY Mellon considers:

·	The length of time and the extent to which the fair value has been less than the amortized cost basis;
·	Whether management has an intent to sell the security;
·	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular investment;
·	Whether the decline in fair value is attributable to specific conditions, such as conditions in an industry or in a geographic area;
·	Whether a debt security has been downgraded by a rating agency;
·	Whether a debt security exhibits cash flow deterioration; and
·

For each non-agency RMBS, we compare the remaining credit enhancement that protects the individual security from losses against the projected losses of principal and/or interest expected to come from the underlying mortgage collateral, to determine whether such credit losses might directly impact the relevant security.

The determination of whether a credit loss exists is based on best estimates of the present value of cash flows to be collected from the debt security. Generally, cash flows are discounted at the effective interest rate implicit in the debt security at the time of acquisition. For debt securities that are beneficial interests in securitized financial assets and are not high credit quality, ASC 325 provides that cash flows be discounted at the current yield used to accrete the beneficial interest.

The credit component of an OTTI of a debt security is recognized in earnings and the non-credit component is recognized in OCI when we do not intend to sell the security and it is more likely than not that BNY Mellon will not be required to sell the security prior to recovery of its cost basis.

For held-to-maturity debt securities, the amount of OTTI recorded in OCI for the non-credit portion of a previous OTTI is amortized prospectively, as an increase to the carrying amount of the security, over the remaining life of the security on the basis of the timing of future estimated cash flows of the securities. In order not to be required to recognize the non-credit component of an OTTI in earnings, management is required to assert that it does not have the intent to sell the security and that it is more likely than not it will not have to sell the security before recovery of its cost basis.

If we intend to sell the security or it is more likely than not that BNY Mellon will be required to sell the security prior to recovery of its cost basis, the non-credit component of OTTI is recognized in earnings and subsequently accreted to interest income on an effective yield basis over the life of the security.

The accounting policies for the determination of the fair value of financial instruments and OTTI have been identified as “critical accounting estimates” as they require us to make numerous assumptions based on available market data. See Note 5 of the Notes to Consolidated Financial Statements for these disclosures.

Loans and leases

Loans are reported net of any unearned discount. Loan origination and upfront commitment fees, as well as certain direct loan origination and commitment costs, are deferred and amortized as a yield adjustment over the lives of the related loans. Deferred fees and costs are netted against outstanding loan balances. Loans held for sale are carried at the lower of cost or market value.

Unearned revenue on direct financing leases is accreted over the lives of the leases in decreasing amounts to provide a constant rate of return on the net investment in the leases. Revenue on leveraged leases is recognized on a basis to achieve a constant yield on the outstanding investment in the lease, net of the related deferred tax liability, in the years in which the net investment is positive. Gains and losses on residual values of leased equipment sold are included in investment and other income. Considering the nature of these leases and the number of significant assumptions, there is risk associated with the income recognition on these leases should any of the assumptions change materially in future periods.

Nonperforming assets

Commercial loans are placed on nonaccrual status when principal or interest is past due 90 days or more, or when there is reasonable doubt that interest or principal will be collected.

When a first lien residential mortgage loan reaches 90 days delinquent, it is subject to an impairment test and may be placed on nonaccrual status. At 180 days delinquent, the loan is subject to further impairment testing. The loan will remain on accrual status if the realizable value of the collateral exceeds the unpaid principal balance plus accrued interest. If the loan is impaired, a charge-off is taken and the loan is placed on nonaccrual status. At 270 days delinquent, all first lien mortgages are placed on nonaccrual status. Second lien mortgages are automatically placed on nonaccrual status when they reach 90 days delinquent.

When a loan is placed on nonaccrual status, previously accrued and uncollected interest is reversed against current period interest revenue. Interest receipts on nonaccrual and impaired loans are recognized as interest revenue or are applied to principal when we believe the ultimate collectability of principal is in doubt. Nonaccrual loans generally are restored to an accrual basis when principal and interest become current.

A loan is considered to be impaired, as defined by ASC 310 Accounting by Creditors for Impairment of a Loan, when it is probable that we will be unable to collect all principal and interest amounts due according to the contractual terms of the loan agreement. An impairment allowance on loans $1 million or greater is required to be measured based upon the loan’s market price, the present value of expected future cash flows, discounted at the loan’s initial effective interest rate, or at fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, an impairment allowance is established by a provision for credit loss. Impairment allowances are not needed when the recorded investment in an impaired loan is less than the loan valuation.

Allowance for loan losses and allowance for lending-related commitments

The allowance for loan losses, shown as a valuation allowance to loans, and the allowance for lending-related commitments recorded in other liabilities are referred to as BNY Mellon’s allowance for credit losses. The accounting policy for the determination of the adequacy of the allowances has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates and assumptions relating to amounts which are inherently uncertain.

The allowance for loan losses is maintained to absorb losses inherent in the loan portfolio as of the balance sheet date based on our judgment. The allowance determination methodology is designed to provide procedural discipline in assessing the appropriateness of the allowance. Credit losses are charged against the allowance. Recoveries are added to the allowance.

The methodology for determining the allowance for lending-related commitments considers the same factors as the allowance for loan losses, as well as an estimate of the probability of drawdown. We utilize a quantitative methodology and qualitative framework for determining the allowance for loan losses and the allowance for lending-related commitments. Within this qualitative framework, management applies judgment when assessing internal risk factors and environmental factors to compute an additional allowance for each component of the loan portfolio.

The three elements of the allowance for loan losses and the allowance for lending-related commitments include the qualitative allowance framework. The three elements are:

·	an allowance for impaired credits of $1 million or greater;
·	an allowance for higher risk-rated credits and pass-rated credits; and
·	an allowance for residential mortgage loans.

Our lending is primarily to institutional customers. As a result, our loans are generally larger than $1 million. Therefore, the first element, impaired credits, is based on individual analysis of all impaired loans of $1 million. The allowance is measured by the difference between the recorded value of impaired loans and their impaired value. Impaired value is either the present value of the expected future cash flows from the borrower, the market value of the loan, or the fair value of the collateral.

The second element, higher risk-rated credits and pass-rated credits, is based on our probable loss model. All borrowers are assigned to pools based on their credit ratings. The probable loss inherent in each loan in a pool incorporates the borrower’s credit rating, loss given default rating and maturity. The loss given default incorporates a recovery expectation. The borrower’s probability of default is derived from the associated credit rating. Borrower ratings are reviewed at least annually and are periodically mapped to third-party databases, including rating agency and default and recovery databases, to ensure ongoing consistency and validity. Higher risk-rated credits are reviewed quarterly. All loans over $1 million are individually analyzed before being assigned a credit rating.

The third element, the allowance for residential mortgage loans, is determined by segregating six mortgage pools into delinquency periods ranging from current through foreclosure. Each of these delinquency periods is assigned a probability of default. A specific loss given default is assigned for each mortgage pool. In 2012, BNY Mellon began assigning all residential mortgage pools, except home equity lines of credit, a probability of default and loss given default based on five years of default and loss data derived from our residential mortgage portfolio. Prior to 2012, estimates of probability of default and loss given default factors were based on a combination of external data from third-party databases and internal data. The decision to change was triggered when five years of historical data became available in 2012. The use of internal historical data provides a better estimate of the allowance, given that it is based on actual default and loss experience on our residential mortgage portfolio. For each pool, the inherent loss is calculated using the above factors. The resulting probable loss factor (the probability of default multiplied by the loss given default) is applied against the loan balance to determine the allowance held for each pool. For home equity lines of credit, probability of default and loss given default are based on external data from third party databases due to the small size of the portfolio and insufficient internal data.

The qualitative framework is used to determine an additional allowance for each portfolio based on the factors below:

Internal risk factors:

·	Nonperforming loans to total non-margin loans;
·	Criticized assets to total loans and lending-related commitments;
·	Ratings volatility;
·	Borrower concentration; and
·	Significant concentration in high-risk industries.

Environmental risk factors:

·	U.S. noninvestment grade default rate;
·	Unemployment rate; and
·	Change in real GDP.

The objective of the qualitative framework is to capture incurred losses that may not have been fully captured in the quantitative reserve which is based primarily on historical data. Management determines the qualitative allowance each period based on judgment informed by consideration of internal and external risk factors. Once determined in the aggregate, our qualitative allowance is then allocated to each of our loan classes based on the respective classes’ quantitative allowance balances with the allocations adjusted, when necessary, for class specific risk factors.

For each risk factor, we calculate the minimum and maximum values, and percentiles in-between, to evaluate the distribution of our historical experience. The distribution of historical experience is compared to the risk factor’s current quarter observed experience to assess the current risk inherent in the portfolio and overall direction/trend of a risk factor relative to our historical experience.

Based on this analysis, we assign a risk level- no impact, low, moderate, high and elevated—to each risk factor for the current quarter. Management assesses the impact of each risk factor to determine an aggregate risk level. We do not quantify the impact of any particular risk factor. Management’s assessment of the risk factors, as well as the trend in the quantitative allowance, supports management’s judgment for the overall required qualitative allowance. A smaller qualitative allowance may be required when our quantitative allowance has reflected incurred losses associated with the aggregate risk level. A greater qualitative allowance may be required if our quantitative allowance does not yet reflect the incurred losses associated with the aggregate risk level.

The allocation of allowance for credit losses is inherently judgmental, and the entire allowance for credit losses is available to absorb credit losses regardless of the nature of the loss.

Premises and equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful life of the owned asset and, for leasehold improvements, over the lesser of the remaining term of the leased facility or the estimated economic life of the improvement. For owned and capitalized assets, estimated useful lives range from two to 40 years. Maintenance and repairs are charged to expense as incurred, while major improvements are capitalized and amortized to operating expense over their identified useful lives.

Software

BNY Mellon capitalizes costs relating to acquired software and internal-use software development projects that provide new or significantly improved functionality. We capitalize projects that are expected to result in longer-term operational benefits, such as replacement systems or new applications that result in significantly increased operational efficiencies or functionality. All other costs incurred in connection with an internal-use software project are expensed as incurred. Capitalized software is recorded in other assets.

Identified intangible assets and goodwill

Identified intangible assets with estimable lives are amortized in a pattern consistent with the assets’ identifiable cash flows or using a straight-line method over their remaining estimated benefit periods if the pattern of cash flows is not estimable. Intangible assets with estimable lives are reviewed for possible impairment when events or changed circumstances may affect the underlying basis of the asset. Goodwill and intangibles with indefinite lives are not amortized, but are assessed annually for impairment, or more often if events and circumstances indicate it is more likely than not they may be impaired. The accounting policy for valuing and impairment testing of identified intangible assets and goodwill has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates. See Note 7 of the Notes to Consolidated Financial Statements for additional disclosures related to goodwill and intangible assets.

Seed capital

Seed capital investments are classified as other assets. Unrealized gains and losses on seed capital investments are recorded in investment and other income.

Noncontrolling interests

Noncontrolling interests included in permanent equity are adjusted for the income or (loss) attributable to the noncontrolling interest holders and any distributions to those shareholders. Redeemable noncontrolling interests are reported as temporary equity. In accordance with ASC 480, Distinguishing Liabilities from Equity, BNY Mellon recognizes changes in the redemption value of the redeemable noncontrolling interests as they occur and adjusts the carrying value to be equal to the redemption value.

Fee revenue

We record investment services fees, investment management fees, foreign exchange and other trading revenue, financing-related fees, distribution and servicing, and other revenue when the services are provided and earned based on contractual terms, when amounts are determined and collectibility is reasonably assured.

Additionally, we recognize revenue from non-refundable, upfront implementation fees under outsourcing contracts using a straight-line method, commencing in the period the ongoing services are performed through the expected term of the contractual relationship. Incremental direct set-up costs of implementation, up to the related implementation fee or minimum fee revenue amount, are deferred and amortized over the same period that the related implementation fees are recognized. If a client terminates an outsourcing contract prematurely, the unamortized deferred incremental direct set-up costs and the unamortized deferred up-front implementation fees related to that contract are recognized in the period the contract is terminated.

Performance fees are recognized in the period in which the performance fees are earned and become determinable. Performance fees are generally calculated as a percentage of the applicable portfolio’s performance in excess of a benchmark index or a peer group’s performance. When a portfolio underperforms its benchmark or fails to generate positive performance, subsequent years’ performance must generally exceed this shortfall prior to fees being earned. Amounts billable in subsequent years and which are subject to a clawback if performance thresholds in those years are not met, are not recognized since the fees are potentially uncollectible. These fees are recognized when it is determined that they will be collected. When a multi-year performance contract provides that fees earned are billed ratably over the performance period, only the portion of the fees earned that are non-refundable are recognized.

Net interest revenue

Revenue on interest-earning assets and expense on interest-bearing liabilities is recognized based on the effective yield of the related financial instrument.

Foreign currency translation

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the rate of exchange on the balance sheet date. Transaction gains and losses are included in the income statement. Translation gains and losses on investments in foreign entities with functional currencies that are not the U.S. dollar are recorded as foreign currency translation adjustments in other comprehensive income (loss). Revenue and expense transactions are translated at the applicable daily rate or the weighted average monthly exchange rate when applying the daily rate is not practical.

Pension

The measurement date for BNY Mellon’s pension plans is Dec. 31. Plan assets are determined based on fair value generally representing observable market prices. The projected benefit obligation is determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the yield curves of high-quality corporate bonds available in the marketplace. The net periodic pension expense or credit includes service costs, interest costs based on an assumed discount rate, an expected return on plan assets based on an actuarially derived market-related value and amortization of prior years’ actuarial gains and losses.

Actuarial gains and losses include the impact of plan amendments, gains or losses related to changes in the amount of the projected benefit obligation or plan assets resulting from experience different from the assumed rate of return, changes in the discount rate or other assumptions. To the extent an actuarial gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is recognized over the future service periods of active employees.

Our expected long-term rate of return on plan assets is based on anticipated returns for each applicable asset class. Anticipated returns are weighted for the expected allocation for each asset class and are based on forecasts for prospective returns in the equity and fixed income markets, which should track the long-term historical returns for these markets. We also consider the growth outlook for U.S. and global economies, as well as current and prospective interest rates.

The market-related value utilized to determine the expected return on plan assets is based on the fair value of plan assets adjusted for the difference between expected returns and actual performance of plan assets. The difference between actual experience and expected returns on plan assets is included as an adjustment in the market-related value over a 5-year period.

BNY Mellon’s accounting policy regarding pensions has been identified as a “critical accounting estimate” as it requires management to make numerous complex and subjective assumptions relating to amounts which are inherently uncertain. See Note 19 of the Notes to Consolidated Financial Statements for additional disclosures related to pensions.

Severance

BNY Mellon provides separation benefits for U.S.-based employees through The Bank of New York Mellon Corporation Supplemental Unemployment Benefit Plan. These benefits are provided to eligible employees separated from their jobs for business reasons not related to individual performance. Basic separation benefits are generally based on the employee’s years of continuous benefited service. Severance for employees based outside of the U.S. is determined in accordance with local agreements and legal requirements. Severance expense is recorded when management commits to an action that will result in separation and the amount of the liability can be reasonably estimated.

Income taxes

We record current tax liabilities or assets through charges or credits to the current tax provision for the estimated taxes payable or refundable for the current year. Deferred tax assets and liabilities are recorded for future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A deferred tax valuation allowance is established if it is more likely than not that all or a portion of the deferred tax assets will not be realized. A tax position that fails to meet a more-likely-than-not recognition threshold will result in either reduction of current or deferred tax assets, and/or recording of current or deferred tax liabilities. Interest and penalties related to income taxes are recorded as income tax expense.

Derivative financial instruments

Derivative contracts, such as futures contracts, forwards, interest rate swaps, foreign currency swaps and options and similar products used in trading activities are recorded at fair value. Gains and losses are included in foreign exchange and other trading revenue in fee and other revenue. Unrealized gains are recognized as trading assets and unrealized losses are recognized as trading liabilities, after taking into consideration master netting agreements.

We enter into various derivative financial instruments for non-trading purposes primarily as part of our asset/liability management (“ALM”) process. These derivatives are designated as either fair value or cash flow hedges of certain assets and liabilities when we enter into the derivative contracts. Gains and losses associated with fair value hedges are recorded in income as well as any change in the value of the related hedged item associated with the designated risks being hedged. Gains and losses on cash flow hedges are recorded in OCI, until reclassified into earnings to meet the risks being hedged. Foreign currency transaction gains and losses related to a hedged net investment in a foreign operation, net of their tax effect, are recorded with cumulative foreign currency translation adjustments within OCI.

We formally document all relationships between hedging instruments and hedged items, as well as our risk-management objectives and strategy for undertaking various hedging transactions.

We formally assess, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective and whether those derivatives are expected to remain highly effective in future periods. At inception, the potential causes of ineffectiveness related to each of our hedges is assessed to determine if we can expect the hedge to be highly effective over the life of the transaction and to determine the method for evaluating effectiveness on an ongoing basis.

Recognizing that changes in the value of derivatives used for hedging or the value of hedged items could result in significant ineffectiveness, we have processes in place that are designed to identify and evaluate such changes when they occur. Quarterly, we perform a quantitative effectiveness assessment and record any ineffectiveness in current earnings.

We discontinue hedge accounting prospectively when we determine that a derivative is no longer an effective hedge, the derivative expires, is sold, or management discontinues the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange and other trading revenue. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized on a yield basis over the remaining life of the hedged item. Accumulated gains and losses, net of tax effect, from discontinued cash flow hedges are reclassified from OCI and recognized in current earnings in foreign exchange and other trading revenue upon receipt of the hedged cash flow.

The accounting policy for the determination of the fair value of derivative financial instruments has been identified as a “critical accounting estimate” as it requires us to make numerous assumptions based on the available market data. See Note 24 of the Notes to Consolidated Financial Statements for additional disclosures related to derivative financial instruments.

Statement of cash flows

We have defined cash as cash and due from banks. Cash flows from hedging activities are classified in the same category as the items hedged.

Stock options

Compensation expense relating to all share-based payments is recognized in the income statement, on a straight-line basis, over the applicable vesting period.

Certain of our stock compensation grants vest when the employee retires. ASC 718 requires the completion of expensing of new grants with this feature by the first date the employee is eligible to retire.

Accounting Changes and New Accounting Guidance	12 Months Ended
Dec. 31, 2012
Accounting Changes and New Accounting Guidance

Note 2—Accounting changes and new accounting guidance

ASU 2011-04—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs

In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. The ASU clarifies the application of existing fair value measurement and disclosure requirements including 1) the application of concepts of highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of non-financial assets and are not relevant when measuring the fair value of financial assets or any liabilities, 2) measuring the fair value of an instrument classified in shareholders’ equity from the perspective of a market participant that holds that instrument as an asset, and 3) disclosures about quantitative information regarding the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. This ASU also requires the disclosure of the level of the fair value hierarchy for financial instruments not reported at fair value on the balance sheet. This ASU did not impact our results of operations. See Note 21 “Fair value measurement” of the Notes to Consolidated Financial Statements for the related disclosures.

ASU 2011-05—Presentation of Comprehensive Income

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income”. This ASU increased the prominence of other comprehensive income in the financial statements. The ASU requires the disclosure of comprehensive income and its components in one of two ways: a single continuous statement or in two separate but consecutive statements. The ASU did not change the components of other comprehensive income. This ASU did not impact our results of operations. BNY Mellon adopted the two-statement approach. See the Consolidated Comprehensive Income Statement and Note 17 “Other comprehensive income (loss)” of the Notes to Consolidated Financial Statements for the related disclosures.

ASU 2011-08—Testing Goodwill for Impairment

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment”, which amended the guidance in ASC 350 for goodwill impairment. This ASU permits entities performing goodwill impairment tests the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., Step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The ASU did not change how goodwill was calculated or assigned to reporting units, or the annual goodwill impairment testing requirement. In addition, the ASU did not amend the requirement to perform interim goodwill impairment tests if events or circumstances warrant; however, it did revise the examples of events and circumstances that an entity should consider. The amendments were effective for annual and interim goodwill impairment tests performed for fiscal years beginning after Dec. 15, 2011. This ASU did not impact our results of operations.

Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2012
Acquisitions and Dispositions

Note 3—Acquisitions and dispositions

We sometimes structure our acquisitions with both an initial payment and later contingent payments tied to post-closing revenue or income growth. For acquisitions completed prior to Jan. 1, 2009, we record the fair value of contingent payments as an additional cost of the entity acquired in the period that the payment becomes probable. For acquisitions completed after Jan. 1, 2009, subsequent changes in the fair value of a contingent consideration liability will be recorded through the income statement. Contingent payments totaled $7 million in 2012.

At Dec. 31, 2012, we were potentially obligated to pay additional consideration which, using reasonable assumptions for the performance of the acquired companies and joint ventures based on contractual agreements, could range from $15 million to $46 million over the next two years.

Acquisitions in 2012

On Oct 1, 2012, BNY Mellon acquired the remaining 50% interest of the WestLB Mellon Asset Management joint venture for cash of $22 million. We later renamed the unit Meriten Investment Management GmbH (“Meriten”). We are obligated to pay, upon occurrence of certain events, contingent additional consideration of up to $13 million. Goodwill related to this acquisition, including the fair value of the contingent additional consideration, totaled $70 million and is included in our Investment Management business. This goodwill is not deductible for tax purposes. Customer relationship intangible assets related to this acquisition are included in our Investment Management business, with a life of 8 years, and totaled $23 million.

Acquisitions in 2011

On July 1, 2011, BNY Mellon acquired the wealth management operations of Chicago-based Talon Asset Management (“Talon”) for cash of $11 million. We are obligated to pay, upon occurrence of certain events, contingent additional consideration of $5 million, which was recorded as goodwill at the acquisition date. Talon manages assets of wealthy families and institutions. Goodwill related to this acquisition, is included in our Investment Management business and totaled $10 million and is deductible for tax purposes. Customer relationship intangible assets related to this acquisition are included in our Investment Management business, with a life of 20 years, and totaled $6 million.

On Nov. 30, 2011, BNY Mellon acquired Penson Financial Services Australia Pty Ltd., a clearing firm located in Australia, in a $33 million share purchase transaction. Goodwill related to this acquisition is included in our Investment Services business and totaled $10 million and is non-tax deductible. Customer relationship intangible assets related to this acquisition are included in our Investment Services business, with a life of nine years, and totaled $6 million.

Dispositions in 2011

On Dec. 31, 2011, BNY Mellon sold the Shareowner Services business. The sales price of $550 million resulted in a pre-tax gain of $98 million. We recorded an immaterial after-tax gain primarily due to the write-off of non-tax deductible goodwill associated with the business. Excluding the gain on the sale, the Shareowner Services business contributed $273 million of revenue and $21 million of pre-tax income in 2011.

Acquisitions in 2010

On July 1, 2010, we acquired GIS for cash of $2.3 billion. GIS provides a comprehensive suite of products which includes subaccounting, fund accounting/administration, custody, managed account services and alternative investment services. Assets acquired totaled approximately $590 million. Liabilities assumed totaled approximately $250 million. Goodwill related to this acquisition totaled $1,505 million, of which $1,256 million is tax deductible and $249 million is non-tax deductible. Customer contract intangible assets related to this acquisition totaled $477 million with lives ranging from 10 years to 20 years.

On Aug. 2, 2010, we acquired BAS for cash of $370 million. This transaction included the purchase of Frankfurter Service Kapitalanlage—Gesellschaft mbH, a wholly-owned fund administration affiliate. The combined business offers a full range of tailored solutions for investment companies, financial institutions and institutional investors in Germany. Assets acquired totaled approximately $3.6 billion and primarily consisted of securities of approximately $2.6 billion. Liabilities assumed totaled approximately $3.4 billion and included deposits of $2.3 billion. Goodwill related to this acquisition of $272 million is tax deductible. Customer contract intangible assets related to this acquisition totaled $40 million with a life of 10 years.

On Sept. 1, 2010, we acquired I(3) Advisors of Toronto, an independent wealth advisory company, for cash of $21.1 million. Goodwill related to this acquisition totaled $8 million and is non-tax deductible. Customer relationship intangible assets related to this acquisition totaled $10 million with a life of 33 years.

Dispositions in 2010

On Jan. 15, 2010, BNY Mellon sold Mellon United National Bank (“MUNB”), our national bank subsidiary located in Florida. The results for MUNB were classified as discontinued operations. See Note 4 of the Notes to Consolidated Financial Statements for additional information on the MUNB transaction.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations

Note 4—Discontinued operations

On Jan. 15, 2010, BNY Mellon sold MUNB, our former national bank subsidiary located in Florida. We applied discontinued operations accounting to this business. Summarized financial information for discontinued operations is as follows:

Discontinued operations
(in millions)	2012	2011	2010
Net interest revenue	$-	$-	$9
Noninterest expense:
Staff	-	-	4
Professional, legal and other purchased services	-	-	4
Net occupancy	-	-	1
Other	-	-	3
Total noninterest expense	-	-	12
Loss from operations	-	-	(3)
Loss on assets held for sale	-	-	(106)
Loss on sale of MUNB	-	-	(1)
Benefit for income taxes	-	-	(44)
Net (loss) from discontinued operations	$-	$-	$(66)

Certain loans were not sold as part of the MUNB transaction and are held-for-sale. Loans of $76 million at Dec. 31, 2012 are included in other assets on the balance sheet. These loans are recorded at the lower of cost or market. In 2012 and 2011, we recorded income of $44 million and $100 million, respectively, primarily related to gains from sales/paydowns and valuation changes on loans held-for-sale.

There were no assets or liabilities of discontinued operations at Dec. 31, 2012 and Dec. 31, 2011.

Results for 2010 included in these Financial Statements and Notes reflect continuing operations, unless otherwise noted.

Securities	12 Months Ended
Dec. 31, 2012
Securities

Note 5—Securities

The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2012 and 2011.

Securities at Dec. 31, 2012	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$17,539	$467	$3	$18,003
U.S. Government agencies	1,044	30	-	1,074
State and political subdivisions	6,039	112	29	6,122
Agency RMBS	33,355	846	8	34,193
Alt-A RMBS	255	40	16	279
Prime RMBS	728	9	9	728
Subprime RMBS	508	6	62	452
Other RMBS	2,850	53	109	2,794
Commercial MBS	3,031	153	45	3,139
Asset-backed CLOs	1,285	7	10	1,282
Other asset-backed securities	2,123	11	3	2,131
Foreign covered bonds	3,596	122	-	3,718
Corporate bonds	1,525	63	3	1,585
Other debt securities	11,516	276	-	11,792	(a)
Equity securities	23	4	-	27
Money market funds	2,190	-	-	2,190
Alt-A RMBS (b)	1,574	400	4	1,970
Prime RMBS (b)	833	177	-	1,010
Subprime RMBS (b)	113	17	-	130
Total securities available-for-sale	90,127	2,793	301	92,619
Held-to-maturity:
U.S. Treasury	1,011	59	-	1,070
State and political subdivisions	67	2	-	69
Agency RMBS	5,879	139	1	6,017
Alt-A RMBS	111	9	6	114
Prime RMBS	97	1	1	97
Subprime RMBS	28	-	1	27
Other RMBS	983	36	52	967
Commercial MBS	26	-	1	25
Other securities	3	-	-	3
Total securities held-to-maturity	8,205	246	62	8,389
Total securities	$98,332	$3,039	$363	$101,008
(a)	Includes $9.4 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Securities at Dec. 31, 2011	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$16,814	$514	$2	$17,326
U.S. Government agencies	932	26	-	958
State and political subdivisions	2,724	62	47	2,739
Agency RMBS	26,232	575	11	26,796
Alt-A RMBS	306	9	42	273
Prime RMBS	916	1	102	815
Subprime RMBS	606	2	190	418
Other RMBS	1,133	-	230	903
Commercial MBS	3,327	89	77	3,339
Asset-backed CLOs	1,480	1	37	1,444
Other asset-backed securities	527	8	3	532
Foreign covered bonds	2,410	18	3	2,425
Corporate bonds	1,696	47	5	1,738
Other debt securities	14,320	292	33	14,579	(a)
Equity securities	26	4	-	30
Money market funds	973	-	-	973
Alt-A RMBS (b)	1,790	157	68	1,879
Prime RMBS (b)	1,090	106	21	1,175
Subprime RMBS (b)	122	6	3	125
Total securities available-for-sale	77,424	1,917	874	78,467
Held-to-maturity:
U.S. Treasury	813	53	-	866
State and political subdivisions	100	3	-	103
Agency RMBS	658	39	-	697
Alt-A RMBS	153	4	19	138
Prime RMBS	121	-	10	111
Subprime RMBS	28	-	3	25
Other RMBS	1,617	47	93	1,571
Commercial MBS	28	-	2	26
Other securities	3	-	-	3
Total securities held-to-maturity	3,521	146	127	3,540
Total securities	$80,945	$2,063	$1,001	$82,007
(a)	Includes $13.1 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Securities at Dec. 31, 2010	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$12,650	$97	$138	$12,609
U.S. Government agencies	1,007	2	4	1,005
State and political subdivisions	559	4	55	508
Agency RMBS	19,383	387	43	19,727
Alt-A RMBS	475	34	39	470
Prime RMBS	1,305	8	86	1,227
Subprime RMBS	696	-	188	508
Other RMBS	1,665	1	335	1,331
Commercial MBS	2,650	89	100	2,639
Asset-backed CLOs	263	-	14	249
Other asset-backed securities	532	9	2	539
Foreign covered bonds	2,884	-	16	2,868
Corporate bonds	291	16	22	285
Other debt securities	11,509	132	35	11,606	(a)
Equity securities	36	11	-	47
Money market funds	2,538	-	-	2,538
Alt-A RMBS (b)	2,164	364	15	2,513
Prime RMBS (b)	1,626	205	6	1,825
Subprime RMBS (b)	128	30	-	158
Total securities available-for-sale	62,361	1,389	1,098	62,652
Held-to-maturity:
State and political subdivisions	119	2	-	121
Agency RMBS	397	33	-	430
Alt-A RMBS	215	5	19	201
Prime RMBS	149	2	5	146
Subprime RMBS	28	-	3	25
Other RMBS	2,709	69	81	2,697
Commercial MBS	34	-	1	33
Other securities	4	-	-	4
Total securities held-to-maturity	3,655	111	109	3,657
Total securities	$66,016	$1,500	$1,207	$66,309
(a)	Includes $11.0 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Net securities gains (losses)
(in millions)	2012	2011	2010
Realized gross gains	$296	$183	$48
Realized gross losses	(10)	(56)	(5)
Recognized gross impairments	(124)	(79)	(16)
Total net securities gains (losses)	$162	$48	$27

Temporarily impaired securities

At Dec. 31, 2012, substantially all of the unrealized losses on the investment securities portfolio were attributable to credit spreads widening since purchase, and interest rate movements. We do not intend to sell these securities and it is not more likely than not that we will have to sell.

The following tables show the aggregate related fair value of investments with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more.

Temporarily impaired securities at Dec. 31, 2012	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$956	$3	$-	$-	$956	$3
State and political subdivisions	1,139	7	173	22	1,312	29
Agency RMBS	1,336	8	96	-	1,432	8
Alt-A RMBS	31	13	39	3	70	16
Prime RMBS	110	2	253	7	363	9
Subprime RMBS	13	3	397	59	410	62
Other RMBS	64	19	670	90	734	109
Commercial MBS	131	1	310	44	441	45
Asset-backed CLOs	314	1	321	9	635	10
Other asset-backed securities	779	2	7	1	786	3
Corporate bonds	178	3	-	-	178	3
Alt-A RMBS (a)	22	-	30	4	52	4
Total securities available-for-sale	$5,073	$62	$2,296	$239	$7,369	$301
Held-to-maturity:
Agency RMBS	$234	$1	$-	$-	$234	$1
Alt-A RMBS	38	-	24	6	62	6
Prime RMBS	-	-	56	1	56	1
Subprime RMBS	-	-	24	1	24	1
Other RMBS	413	-	373	52	786	52
Commercial MBS	-	-	25	1	25	1
Total securities held-to-maturity	$685	$1	$502	$61	$1,187	$62
Total temporarily impaired securities	$5,758	$63	$2,798	$300	$8,556	$363
(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Temporarily impaired securities at Dec. 31, 2011	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$118	$2	$-	$-	$118	$2
State and political subdivisions	483	2	157	45	640	47
Agency RMBS	3,844	10	140	1	3,984	11
Alt-A RMBS	132	16	69	26	201	42
Prime RMBS	324	25	447	77	771	102
Subprime RMBS	-	-	400	190	400	190
Other RMBS	5	4	895	226	900	230
Commercial MBS	340	2	495	75	835	77
Asset-backed CLOs	1,143	26	211	11	1,354	37
Other asset-backed securities	60	1	18	2	78	3
Foreign covered bonds	368	1	406	2	774	3
Corporate bonds	254	5	-	-	254	5
Other debt securities	2,613	7	54	26	2,667	33
Alt-A RMBS (a)	595	53	29	15	624	68
Prime RMBS (a)	437	21	-	-	437	21
Subprime RMBS (a)	50	3	-	-	50	3
Total securities available-for-sale	$10,766	$178	$3,321	$696	$14,087	$874
Held-to-maturity:
Alt-A RMBS	$69	$3	$42	$16	$111	$19
Prime RMBS	-	-	56	10	56	10
Subprime RMBS	-	-	25	3	25	3
Other RMBS	107	2	573	91	680	93
Commercial MBS	-	-	26	2	26	2
Total securities held-to-maturity	$176	$5	$722	$122	$898	$127
Total temporarily impaired securities	$10,942	$183	$4,043	$818	$14,985	$1,001
(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our investment securities portfolio at Dec. 31, 2012.

Maturity distribution and yield on investment securities	U.S. Treasury		U.S. Government agencies		State and political subdivisions		Other bonds, notes and debentures		Mortgage/ asset-backed and equity securities
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Total
Securities available-for-sale:
One year or less	$3,054	0.57%	$176	0.95%	$114	1.52%	$3,439	1.03%	$-	-%	$6,783
Over 1 through 5 years	9,033	0.92	832	1.76	2,934	1.75	10,874	1.28	-	-	23,673
Over 5 through 10 years	2,365	2.66	66	2.06	2,597	3.16	2,709	2.67	-	-	7,737
Over 10 years	3,551	3.11	-	-	477	3.74	73	8.08	-	-	4,101
Mortgage-backed securities	-	-	-	-	-	-	-	-	44,695	2.73	44,695
Asset-backed securities	-	-	-	-	-	-	-	-	3,413	1.33	3,413
Equity securities (b)	-	-	-	-	-	-	-	-	2,217	-	2,217
Total	$18,003	1.52%	$1,074	1.65%	$6,122	2.50%	$17,095	1.48%	$50,325	2.51%	$92,619
Securities held-to-maturity:
One year or less	$-	%	$-	-%	$1	6.65%	$3	0.02%	$-	-	$4
Over 1 through 5 years	682	1.49	-	-	-	-	-	-	-	-	682
Over 5 through 10 years	329	2.65	-	-	26	6.78	-	-	-	-	355
Over 10 years	-	-	-	-	40	6.41	-	-	-	-	40
Mortgage-backed securities	-	-	-	-	-	-	-	-	7,124	2.92%	7,124
Total	$1,011	1.87%	$-	-	$67	6.56%	$3	0.02%	$7,124	2.92%	$8,205
(a)	Yields are based upon the amortized cost of securities.
(b)	Includes money market funds.

Other-than-temporary impairment

We routinely conduct periodic reviews of all securities using economic models to identify and evaluate each investment security to determine whether OTTI has occurred. Various inputs to the economic models are used to determine if an unrealized loss on securities is other-than-temporary. For example, the most significant inputs related to non-agency RBMS are:

·

Default rate—the number of mortgage loans expected to go into default over the life of the transaction, which is driven by the roll rate of loans in each performance bucket that will ultimately migrate to default; and

·	Severity—the loss expected to be realized when a loan defaults.

To determine if an unrealized loss is other-than-temporary, we project total estimated defaults of the underlying assets (mortgages) and multiply that calculated amount by an estimate of realizable value upon sale of these assets in the marketplace (severity) in order to determine the projected collateral loss. We also evaluate the current credit enhancement underlying the bond to determine the impact on cash flows. If we determine that a given security will be subject to a write-down or loss, we record the expected credit loss as a charge to earnings.

In addition, we have estimated the expected loss by taking into account observed performance of the underlying securities, industry studies, market forecasts, as well as our view of the economic outlook affecting collateral.

The table below shows the projected weighted-average default rates and loss severities for the 2007, 2006 and late 2005 non-agency RMBS and the securities previously held in the Grantor Trust we established in connection with the restructuring of our investment securities portfolio in 2009, at Dec. 31, 2012 and 2011.

Projected weighted-average default rates and loss severities
	Dec. 31, 2012		Dec. 31, 2011
	Default rate	Severity	Default rate	Severity
Alt-A	43%	57%	44%	57%
Subprime	61%	72%	63%	73%
Prime	24%	43%	25%	43%

The following table provides pre-tax net securities gains (losses) by type.

Net securities gains (losses)
(in millions)	2012	2011	2010
Sovereign debt	$96	$36	$-
U.S. Treasury	83	77	15
Agency RMBS	43	8	15
Corporate bonds	29	-	-
FDIC-insured debt	10	-	-
Prime RMBS	(15)	(1)	-
Trust-preferred	(18)	-	-
Alt-A RMBS	(19)	(36)	(13)
Subprime RMBS	(34)	(21)	(4)
European floating rate notes	(34)	(39)	(3)
Other	21	24	17
Total net securities gains (losses)	$162	$48	$27

The following table reflects investment securities credit losses recorded in earnings. The beginning balance represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The deductions represent credit losses on securities that have been sold, are required to be sold or it is our intention to sell.

Debt securities credit loss roll forward
(in millions)	2012	2011
Beginning balance as of Jan. 1	$253	$182
Add: Initial OTTI credit losses	73	61
Subsequent OTTI credit losses	50	18
Less: Realized losses for securities sold	88	8
Ending balance as of Dec. 31	$288	$253

Pledged assets

At Dec. 31, 2012, assets amounting to $90 billion were pledged primarily for potential borrowing at the Federal Reserve Discount Window. The significant components of pledged assets were as follows: $80 billion of securities, $5 billion of interest-bearing deposits with banks and $5 billion of loans. Also included in these pledged assets were securities available-for-sale of $1 billion which were pledged as collateral for actual borrowings. The lenders in these borrowings have the right to repledge or sell these securities. We obtain securities under resale, securities borrowed and custody agreements on terms which permit us to repledge or resell the securities to others. As of Dec. 31, 2012, the market value of the securities received that can be sold or repledged was $31 billion. We routinely repledge or lend these securities to third parties. As of Dec. 31, 2012, the market value of collateral sold and repledged was $9 billion.

Loans and Asset Quality	12 Months Ended
Dec. 31, 2012
Loans and Asset Quality

Note 6—Loans and asset quality

Loans

The table below provides the details of our loan distribution and industry concentrations of credit risk at Dec. 31, 2012 and 2011.

Loans	Dec. 31,
(in millions)	2012	2011
Domestic:
Financial institutions	$5,455	$4,606
Commercial	1,306	752
Wealth management loans and mortgages	8,796	7,342
Commercial real estate	1,677	1,449
Lease financings (a)	1,329	1,558
Other residential mortgages	1,632	1,923
Overdrafts	2,228	2,958
Other	639	623
Margin loans	13,397	12,760
Total domestic	36,459	33,971
Foreign:
Financial institutions	5,833	6,538
Commercial	111	528
Wealth management loans and mortgages	68	-
Commercial real estate	63	-
Lease financings (a)	1,025	1,051
Other (primarily overdrafts)	3,070	1,891
Total foreign	10,170	10,008
Total loans	$46,629	$43,979
(a)	Net of unearned income on domestic and foreign lease financings of $1,135 million at Dec. 31, 2012 and $1,343 million at Dec. 31, 2011.

In the ordinary course of business, we and our banking subsidiaries have made loans at prevailing interest rates and terms to our directors and executive officers and to entities in which certain of our directors have an ownership interest or direct or indirect subsidiaries of such entities. The aggregate amount of these loans was $5 million at Dec. 31, 2012 and $3 million at both Dec. 31, 2011 and Dec. 31, 2010. These loans are primarily extensions of credit under revolving lines of credit established for such entities.

Our loan portfolio is comprised of three portfolio segments: commercial, lease financings and mortgages. We manage our portfolio at the class level which is comprised of six classes of financing receivables: commercial, commercial real estate, financial institutions, lease financings, wealth management loans and mortgages, and other residential mortgages. The following tables are presented for each class of financing receivable, and provide additional information about our credit risks and the adequacy of our allowance for credit losses.

Allowance for credit losses

Transactions in the allowance for credit losses are summarized as follows:

Allowance for credit losses activity for the year ended Dec. 31, 2012					Wealth management loans and mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings		Other residential mortgages	All Other		Foreign	Total
Beginning balance	$91	$34	$63	$66	$29	$156	$-		$58	$497
Charge-offs	(2)	-	(13)	-	(1)	(22)	-		-	(38)
Recoveries	2	-	-	-	-	6	-		-	8
Net (charge-offs)	-	-	(13)	-	(1)	(16)	-		-	(30)
Provision	13	(4)	(14)	(17)	2	(52)	2		(10)	(80)
Ending balance	$104	$30	$36	$49	$30	$88	$2		$48	$387
Allowance for:
Loans losses	$30	$20	$12	$49	$26	$88	$2		$39	$266
Unfunded commitments	74	10	24	-	4	-	-		9	121
Individually evaluated for impairment:
Loan balance	$57	$17	$3	$-	$31	$-	$-		$9	$117
Allowance for loan losses	12	1	-	-	7	-	-		4	24

Collectively evaluated for impairment:
Loan balance	$1,249	$1,660	$5,452	$1,329	$8,765	$1,632	$16,264	(a)	$10,161	$46,512
Allowance for loan losses	18	19	12	49	19	88	2		35	242
(a)	Includes $2,228 million of domestic overdrafts, $13,397 million of margin loans and $639 million of other loans at Dec. 31, 2012.

Allowance for credit losses activity for the year ended Dec. 31, 2011					Wealth management loans and mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings		Other residential mortgages	All Other		Foreign	Total
Beginning balance	$93	$40	$11	$90	$41	$235	$1		$60	$571
Charge-offs	(6)	(4)	(8)	-	(1)	(56)	-		(8)	(83)
Recoveries	3	-	2	-	-	3	-		-	8
Net (charge-offs)	(3)	(4)	(6)	-	(1)	(53)	-		(8)	(75)
Provision	1	(2)	58	(24)	(11)	(26)	(1)		6	1
Ending balance	$91	$34	$63	$66	$29	$156	$-		$58	$497
Allowance for:
Loans losses	$33	$24	$41	$66	$23	$156	$-		$51	$394
Unfunded commitments	58	10	22	-	6	-	-		7	103
Individually evaluated for impairment:
Loan balance	$26	$38	$24	$-	$30	$-	$-		$10	$128
Allowance for loan losses	9	7	7	-	5	-	-		4	32

Collectively evaluated for impairment:
Loan balance	$726	$1,411	$4,582	$1,558	$7,312	$1,923	$16,341	(a)	$9,998	$43,851
Allowance for loan losses	24	17	34	66	18	156	-		47	362
(a)	Includes $2,958 million of domestic overdrafts, $12,760 million of margin loans and $623 million of other loans at Dec. 31, 2011.

Allowance for credit losses activity for the year ended Dec. 31, 2010					Wealth management loans and mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings		Other residential mortgages	All Other		Foreign	Total
Beginning balance	$155	$45	$76	$80	$58	$164	$-		$50	$628
Charge-offs	(5)	(8)	(25)	-	(4)	(46)	-		-	(88)
Recoveries	15	1	2	-	-	2	-		-	20
Net (charge-offs) recoveries	10	(7)	(23)	-	(4)	(44)	-		-	(68)
Provision	(72)	2	(42)	10	(13)	115	1		10	11
Ending balance	$93	$40	$11	$90	$41	$235	$1		$60	$571
Allowance for:
Loans losses	$51	$28	$1	$90	$38	$235	$1		$54	$498
Unfunded commitments	42	12	10	-	3	-	-		6	73
Individually evaluated for impairment:
Loan balance	$32	$44	$4	$-	$53	$-	$-		$7	$140
Allowance for loan losses	10	9	-	-	5	-	-		2	26

Collectively evaluated for impairment:
Loan balance	$1,218	$1,548	$4,626	$1,605	$6,453	$2,079	$12,105	(a)	$8,034	$37,668
Allowance for loan losses	41	19	1	90	33	235	1		52	472
(a)	Includes $4,524 million of domestic overdrafts, $6,810 million of margin loans and $771 million of other loans at Dec. 31, 2010.

Nonperforming assets

The table below sets forth information about our nonperforming assets.

Nonperforming assets	Dec. 31,
(in millions)	2012	2011
Nonperforming loans:
Domestic:
Other residential mortgages	$158	$203
Wealth management loans and mortgages	30	32
Commercial	27	21
Commercial real estate	18	40
Financial institutions	3	23
Total domestic	236	319
Foreign loans	9	10
Total nonperforming loans	245	329
Other assets owned	4	12
Total nonperforming assets (a)	$249	$341
(a)	Loans of consolidated investment management funds are not part of BNY Mellon’s loan portfolio. Included in these loans are nonperforming loans of $174 million at Dec. 31, 2012 and $101 million at Dec. 31, 2011. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above.

At Dec. 31, 2012, undrawn commitments to borrowers whose loans were classified as nonaccrual or reduced rate were not material.

Lost interest

Lost interest
(in millions)	2012	2011	2010
Amount by which interest income recognized on nonperforming loans exceeded reversals:
Total	$5	$2	$2
Foreign	-	-	-
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year:
Total	$15	$17	$20	(a)
Foreign	-	-	-
(a)	Lost interest excludes discontinued operations for 2010.

Impaired loans

The table below sets forth information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	Year ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
(in millions)	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized
Impaired loans with an allowance:
Commercial	$54	$4	$27	$1	$30	$1
Commercial real estate	27	-	22	-	34	-
Financial institutions	7	-	9	-	35	-
Wealth management loans and mortgages	28	-	37	1	53	1
Foreign	10	-	10	-	2	-
Total impaired loans with an allowance	126	4	105	2	154	2
Impaired loans without an allowance:
Commercial	-	-	1	-	6	-
Commercial real estate	3	-	13	-	11	-
Financial institutions	2	-	-	-	-	-
Wealth management loans and mortgages	4	-	2	-	3	-
Total impaired loans without an allowance (a)	9	-	16	-	20	-
Total impaired loans	$135	$4	$121	$2	$174	$2
(a)	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

Impaired loans	Dec. 31, 2012			Dec. 31, 2011
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance (a)
Impaired loans with an allowance:
Commercial	$57	$61	$12	$26	$31	$9
Commercial real estate	15	16	1	35	41	7
Financial institutions	1	1	—	21	21	7
Wealth management loans and mortgages	28	28	7	27	27	5
Foreign	9	17	4	10	18	4
Total impaired loans with an allowance	110	123	24	119	138	32
Impaired loans without an allowance:
Commercial real estate	2	2	N/A	3	3	N/A
Financial institutions	1	8	N/A	3	9	N/A
Wealth management loans and mortgages	4	4	N/A	3	3	N/A
Total impaired loans without an allowance (b)	7	14	N/A	9	15	N/A
Total impaired loans (c)	$117	$137	$24	$128	$153	$32
(a)	The allowance for impaired loans is included in the allowance for loan losses.
(b)	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.
(c)	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at both Dec. 31, 2012 and Dec. 31, 2011. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2012 and Dec. 31, 2011.

Past due loans

The table below sets forth information about our past due loans.

Past due loans and still accruing interest	Dec. 31, 2012				Dec. 31, 2011
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	>90		30-59	60-89	>90
Domestic:
Commercial real estate	$44	$-	$-	$44	$47	$9	$-	$56
Wealth management loans and mortgages	33	7	1	41	89	3	-	92
Commercial	-	60	-	60	60	7	-	67
Other residential mortgages	50	9	5	64	36	10	13	59
Financial institutions	-	-	-	-	36	-	-	36
Total domestic	127	76	6	209	268	29	13	310
Foreign	-	-	-	-	-	-	-	-
Total past due loans	$127	$76	$6	$209	$268	$29	$13	$310

Troubled debt restructurings (“TDRs”)

A modified loan is considered a TDR if the debtor is experiencing financial difficulties and the creditor grants a concession to the debtor that would not otherwise be considered. A TDR may include a transfer of real estate or other assets from the debtor to the creditor, or a modification of the term of the loan. Not all modified loans are considered TDRs.

The following table presents TDRs that occurred in 2012 and 2011.

TDRs	2012			2011
	Number of contracts	Outstanding recorded investment		Number of contracts	Outstanding recorded investment
(dollars in millions)		Pre- modification	Post- modification		Pre- modification	Post- modification
Commercial	3	$42	$37	1	$2	$2
Commercial real estate	2	11	12	-	-	-
Wealth management loans and mortgages	6	3	3	-	-	-
Other residential mortgages	166	44	49	21	8	8
Foreign	1	3	3	-	-	-
Total TDRs	178	$103	$104	22	$10	$10

Commercial

The modifications of the commercial loans and unfunded lending-related commitments in 2012 consisted of changing the stated interest rates and/or extending the maturity dates of the loans. The modification of the commercial loan in 2011 consisted of reducing the stated interest rate and extending the maturity date of the loan. The difference between the book value of the loan and net cash flow discounted at the original loan’s rate, if no observable market price exists, is included in the allowance for credit losses.

Commercial real estate

The modifications of the commercial real estate loans and unfunded lending- related commitments in 2012 consisted of changing the stated interest rates and extending the maturity dates of the loans. The difference between the book value of the loan and the estimated fair value of the collateral is included in the allowance for credit losses.

Wealth management loans and mortgages

The modifications of the wealth management loans and mortgages in 2012 consisted of changes in payment terms and extensions of the maturity dates. The difference between the book value of the loan and the estimated fair value of the collateral is included in the allowance for credit losses.

Other residential mortgages

The modifications of the other residential mortgage loans in 2012 and 2011 consisted of reducing the stated interest rates and in certain cases, a forbearance of default and extending the maturity dates. The value of modified loans is based on the fair value of the collateral. Probable loss factors are applied to the value of the modified loans to determine the allowance for credit losses.

Credit quality indicators

Our credit strategy is to focus on investment grade names to support cross-selling opportunities and avoid single name/industry concentrations. Each customer is assigned an internal rating grade which is mapped to an external rating agency grade equivalent based upon a number of dimensions which are continually evaluated and may change over time.

Foreign

The modification of the foreign loan in 2012 consisted of extending the maturity date of the loan. The difference between the book value of the loan and the net present value discounted at the original loan’s rate is included in the allowance for credit losses.

TDRs that subsequently defaulted

There were 21 residential mortgage loans that had been restructured in a TDR during the previous 12 months and have subsequently defaulted in 2012. The total recorded investment of these loans was $6 million.

The following tables set forth information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category
	Commercial		Commercial real estate		Financial institutions
(in millions)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Investment grade	$1,064	$906	$1,289	$1,062	$9,935	$9,643
Noninvestment grade	353	374	451	387	1,353	1,501
Total	$1,417	$1,280	$1,740	$1,449	$11,288	$11,144

The commercial loan portfolio is divided into investment grade and non-investment grade categories based on rating criteria largely consistent with those of the public rating agencies. Each customer in the portfolio is assigned an internal rating grade. These internal rating grades are generally consistent with the ratings categories of the public rating agencies. Customers with ratings consistent with BBB- (S&P)/Baa3 (Moody’s) or better are considered to be investment grade. Those clients with ratings lower than this threshold are considered to be non-investment grade.

Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
(in millions)	Dec. 31, 2012	Dec. 31, 2011
Wealth management loans:
Investment grade	$4,597	$3,450
Noninvestment grade	125	111
Wealth management mortgages	4,142	3,781
Total	$8,864	$7,342

Wealth management non-mortgage loans are not typically rated by external rating agencies. A majority of the wealth management loans are secured by the customers’ investment management accounts or custody accounts. Eligible assets pledged for these loans are typically investment grade, fixed income securities, equities and/or mutual funds. Internal ratings for this portion of the wealth management portfolio, therefore, would equate to investment-grade external ratings. Wealth management loans are provided to select customers based on the pledge of other types of assets, including business assets, fixed assets, or a modest amount of commercial real estate. For the loans collateralized by other assets, the credit quality of the obligor is carefully analyzed, but we do not consider this portfolio of loans to be investment grade.

Credit quality indicators for wealth management mortgages are not correlated to external ratings. Wealth management mortgages are typically loans to high-net-worth individuals, which are secured primarily by residential property. These loans are primarily interest-only adjustable rate mortgages with an average loan to value ratio of 63% at origination. In the wealth management portfolio, 1% of the mortgages were past due at Dec. 31, 2012.

At Dec. 31, 2012, the private wealth mortgage portfolio was comprised of the following geographic concentrations: New York – 22%; California – 19%; Massachusetts – 17%; Florida – 8%; and other – 34%.

Other residential mortgages

The other residential mortgage portfolio primarily consists of 1-4 family residential mortgage loans and totaled $1,632 million at Dec. 31, 2012 and $1,923 million at Dec. 31, 2011. These loans are not typically correlated to external ratings. Included in this portfolio at Dec. 31, 2012 are $497 million of mortgage loans purchased in 2005, 2006 and the first quarter of 2007 that are predominantly prime mortgage loans, with a small portion of Alt-A loans. As of Dec. 31, 2012, the purchased loans in this portfolio had a weighted-average loan-to-value ratio of 75% at origination and 24% of these loans were at least 60 days delinquent. The properties securing the prime and Alt-A mortgage loans were located (in order of concentration) in California, Florida, Virginia, Maryland and the tri-state area (New York, New Jersey and Connecticut).

Overdrafts

Overdrafts primarily relate to custody and securities clearance clients and totaled $5,298 million at Dec. 31, 2012 and $4,849 million at Dec. 31, 2011. Overdrafts occur on a daily basis in the custody and securities clearance business and are generally repaid within two business days.

Margin loans

We had $13,397 million of secured margin loans on our balance sheet at Dec. 31, 2012 compared with $12,760 million at Dec. 31, 2011. Margin loans are collateralized with marketable securities and borrowers are required to maintain a daily collateral margin in excess of 100% of the value of the loan. We have rarely suffered a loss on these types of loans and do not allocate any of our allowance for credit losses to margin loans.

Other loans

Other loans primarily includes loans to consumers that are fully collateralized with equities, mutual funds and fixed income securities, as well as bankers’ acceptances.

Reverse repurchase agreements

Reverse repurchase agreements are transactions fully collateralized with high-quality liquid securities. These transactions carry minimal credit risk and therefore are not allocated an allowance for credit losses.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets

Note 7—Goodwill and intangible assets

Impairment testing

BNY Mellon’s three business segments include seven reporting units for which goodwill impairment testing is performed on an annual basis. The Investment Management segment is comprised of two reporting units. The Investment Services segment is comprised of four reporting units. One reporting unit is included in the Other segment.

The goodwill impairment test is performed in two steps. The first step compares the estimated fair value of the reporting unit with its carrying amount, including goodwill. If the estimated fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. However, if the carrying amount of the reporting unit were to exceed its estimated fair value, a second step would be performed that would compare the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. An impairment loss would be recorded to the extent that the carrying amount of goodwill exceeds its implied fair value.

BNY Mellon conducted its annual goodwill impairment test on a quantitative basis on all seven reporting units in the second quarter of 2012. The estimated fair value of each of the Company’s reporting units exceeded the carrying value and no goodwill impairment was recognized.

Intangible assets not subject to amortization are tested annually for impairment or more often if events or circumstances indicate they may be impaired.

Goodwill

The level of goodwill increased in 2012 compared with 2011 primarily as a result of foreign exchange translation on non-U.S. dollar denominated goodwill and the Meriten acquisiton. The table below provides a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	Investment Services (a)	Other (a)	Consolidated
Balance at Dec. 31, 2010	$9,359	$8,515	$168	$18,042
Acquisitions/dispositions	10	10	(128)	(108)
Foreign exchange translation	(32)	(29)	-	(61)
Other (b)	36	(5)	-	31
Balance at Dec. 31, 2011	$9,373	$8,491	$40	$17,904
Acquisition	70	-	-	70
Foreign exchange translation	63	38	-	101
Other (b)	2	(12)	10	-
Balance at Dec. 31, 2012	$9,508	$8,517	$50	$18,075
(a)	Includes the reclassification of goodwill associated with the Shareowner Services business from Investment Services to the Other segment.
(b)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Intangible assets

The decrease in intangible assets in 2012 compared with 2011 resulted from amortization of intangible assets, partially offset by the Meriten acquisition and foreign exchange translation on non-U.S. dollar denominated goodwill.

Amortization of intangible assets was $384 million, $428 million and $421 million in 2012, 2011 and 2010, respectively.

The table below provides a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business
(in millions)	Investment Management	Investment Services (a)	Other (a)	Consolidated
Balance at Dec. 31, 2010	$2,592	$2,113	$991	$5,696
Acquisitions/dispositions	6	17	(128)	(105)
Amortization	(214)	(199)	(15)	(428)
Foreign exchange translation	(2)	(2)	-	(4)
Impairment	-	(9)	-	(9)
Other (b)	-	2	-	2
Balance at Dec. 31, 2011	$2,382	$1,922	$848	$5,152
Acquisition	23	-	-	23
Amortization	(192)	(192)	-	(384)
Foreign exchange translation	15	3	-	18
Other (b)	-	(1)	1	-
Balance at Dec. 31, 2012	$2,228	$1,732	$849	$4,809
(a)	Includes the reclassification of intangible assets associated with the Shareowner Services business from Investment Services to the Other segment.
(b)	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.

The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2012				Dec. 31, 2011
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Customer relationships—Investment Management	$2,114	$(1,353)	$761	12 yrs.	$2,109	$(1,189)	$920
Customer contracts—Investment Services	2,353	(1,018)	1,335	12 yrs.	2,351	(834)	1,517
Other	125	(100)	25	5 yrs.	131	(95)	36
Total subject to amortization	4,592	(2,471)	2,121	12 yrs.	4,591	(2,118)	2,473
Not subject to amortization: (a)
Trade name	1,368	N/A	1,368	N/A	1,366	N/A	1,366
Customer relationships	1,320	N/A	1,320	N/A	1,313	N/A	1,313
Total not subject to amortization	2,688	N/A	2,688	N/A	2,679	N/A	2,679
Total intangible assets	$7,280	$(2,471)	$4,809	N/A	$7,270	$(2,118)	$5,152
(a)	Intangible assets not subject to amortization have an indefinite life.

Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2013	$340
2014	302
2015	272
2016	240
2017	216

Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets

Note 8—Other assets

Other assets	Dec. 31,	Dec. 31,
(in millions)	2012	2011
Corporate/bank owned life insurance	$4,360	$4,216
Accounts receivable	4,255	4,208
Income taxes receivable	3,099	2,573
Equity in joint ventures and other investments (a)	2,664	2,677
Fails to deliver	1,148	961
Software	1,117	986
Fair value of hedging derivatives	989	1,600
Prepaid expenses	508	784
Prepaid pension assets	419	144
Due from customers on acceptances	376	321
Other	1,533	1,369
Total other assets	$20,468	$19,839
(a)	Includes Federal Reserve Bank stock of $436 million and $429 million, respectively, at cost.

Seed capital and private equity investments valued using net asset value per share

In our Investment Management business, we manage investment assets, including equities, fixed income, money market and alternative investment funds for institutions and other investors. As part of that activity we make seed capital investments in certain funds. BNY Mellon also holds private equity investments, which consist of investments in private equity funds, mezzanine financings and direct equity investments. Seed capital and private equity investments are included in other assets. Consistent with our policy to focus on our core activities, we continue to reduce our exposure to private equity investments.

The fair value of these investments has been estimated using the net asset value (“NAV”) per share of BNY Mellon’s ownership interest in the funds. The table below presents information about BNY Mellon’s investments in seed capital and private equity investments.

Seed capital and private equity investments valued using NAV
	Dec. 31, 2012				Dec. 31, 2011
(dollar amounts in millions)	Fair Value	Unfunded commitments	Redemption frequency	Redemption notice period	Fair Value	Unfunded commitments	Redemption frequency	Redemption notice period
Private equity funds (a)	$99	$13	N/A	N/A	$122	$24	N/A	N/A
Other funds (b)	153	31	Monthly-yearly	3-45 days	72	-	Monthly-yearly	3-45 days
Total	$252	$44			$194	$24
(a)	Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.
(b)	Other funds include various market neutral, leveraged loans, hedge funds, real estate and structured credit funds. Redemption notice periods vary by fund.
N/A	- Not applicable.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits

Note 9—Deposits

Total time deposits in denominations of $100,000 or greater was $50.3 billion at Dec. 31, 2012, and $44.2 billion at Dec. 31, 2011. At Dec. 31, 2012, the scheduled maturities of all time deposits are as follows: 2013 – $50.7 billion; 2014 – $22 million; 2015 – $3 million; 2016 – $- million; 2017 –$- million; and 2018 and thereafter – $3 million.

Net Interest Revenue	12 Months Ended
Dec. 31, 2012
Net Interest Revenue

Note 10—Net interest revenue

The following table provides the components of net interest revenue presented on the consolidated income statement.

Net interest revenue
(in millions)	2012	2011	2010
Interest revenue
Non-margin loans	$671	$681	$738
Margin loans	168	129	88
Securities:
Taxable	1,913	1,949	1,944
Exempt from federal income taxes	84	36	25
Total securities	1,997	1,985	1,969
Deposits in banks	388	543	491
Deposits with the Federal Reserve and other central banks	152	148	49
Federal funds sold and securities purchased under resale agreements	35	28	64
Trading assets	96	74	71
Total interest revenue	3,507	3,588	3,470
Interest expense
Deposits in domestic offices	46	47	49
Deposits in foreign offices	108	194	82
Federal funds purchased and securities sold under repurchase agreements	-	2	43
Trading liabilities	24	32	41
Other borrowed funds	16	21	24
Commercial paper	2	-	-
Customer payables	8	7	6
Long-term debt	330	301	300
Total interest expense	534	604	545
Net interest revenue	$2,973	$2,984	$2,925

Noninterest Expense	12 Months Ended
Dec. 31, 2012
Noninterest Expense

Note 11—Noninterest expense

The following table provides a breakdown of noninterest expense presented on the consolidated income statement.

Noninterest expense
(in millions)	2012	2011	2010
Staff:
Compensation	$3,531	$3,567	$3,237
Incentives	1,280	1,262	1,193
Employee benefits	950	897	785
Total staff	5,761	5,726	5,215
Professional, legal and other purchased services	1,222	1,217	1,099
Net occupancy	593	624	588
Software	524	485	410
Litigation	488	210	217
Distribution and servicing	421	416	377
Furniture and equipment	331	330	315
Business development	275	261	271
Sub-custodian	269	298	247
Communications	141	173	140
Clearing	127	135	127
Other	726	629	576
Amortization of intangible assets	384	428	421
Merger and integration and restructuring charges	71	180	167
Total noninterest expense	$11,333	$11,112	$10,170

Restructuring Charges	12 Months Ended
Dec. 31, 2012
Restructuring Charges

Note 12—Restructuring charges

Restructuring charges are recorded as a separate line on the income statement and reported in the Other segment as they are corporate initiatives and not directly related to the operating performance of the businesses. The aggregate restructuring charge is included in the merger and integration, litigation and restructuring charges expense category on the income statement. Severance payments are primarily paid over the salary continuance period in accordance with the separation plan.

Operational excellence initiatives

In 2011, we announced our operational excellence initiatives which include an expense reduction initiative impacting approximately 1,500 positions or approximately 3% of our global workforce, as well as additional initiatives to transform operations, technology and corporate services that will increase productivity and reduce the growth rate of expenses. We recorded a pre-tax restructuring charge of $107 million related to the operational excellence initiatives in 2011. This charge was comprised of $78 million of severance costs and $29 million primarily for operating lease-related items and consulting costs. In 2012, we recorded a net recovery of $2 million associated with the operational excellence initiatives. The net recovery in 2012 reflects additional severance charges and a lease restructuring, which were more than offset by a gain on the sale of a property. The following table presents the activity in the restructuring reserve related to the operational excellence initiatives through Dec. 31, 2012.

Operational excellence initiatives 2011 – restructuring reserve activity
(in millions)	Severance	Other	Total
Original restructuring charge	$78	$29	$107
Utilization	(4)	(29)	(33)
Balance at Dec. 31, 2011	74	-	74
Net additional charges (net recovery/gain)	55	(57)	(2)
Utilization	(37)	57	20
Balance at Dec. 31, 2012	$92	$-	$92

The table below presents the restructuring charge if it had been allocated by business.

Operational excellence initiatives 2011 – restructuring charge (recovery) by business			Total charges since inception
(in millions)	2012	2011
Investment Management	$31	$17	$48
Investment Services	19	41	60
Other segment (including Business Partners)	(52)	49	(3)
Total restructuring charge (recovery)	$(2)	$107	$105

Global location strategy

The 2009 global location strategy focused on migrating positions to our global growth centers. In 2012, we recorded a recovery of $12 million associated with the global location strategy. The global location strategy program was substantially complete at Dec. 31, 2012.

The following table presents the activity in the restructuring reserve related to the global location strategy through Dec. 31, 2012.

Global location strategy 2009 – restructuring reserve activity
(in millions)	Severance	Asset write-offs/ other	Total
Original restructuring charge	$102	$37	$139
Additional charges	29	6	35
Utilization	(50)	(24)	(74)
Balance at Dec. 31, 2010	81	19	100
Net (recovery)	(15)	-	(15)
Utilization	(39)	(8)	(47)
Balance at Dec. 31, 2011	27	11	38
Net (recovery)	(12)	-	(12)
Utilization	(14)	-	(14)
Balance at Dec. 31, 2012	$1	$11	$12

The table below presents the restructuring charge if it had been allocated by business.

Global location strategy 2009 – restructuring charge (recovery) by business				Total charges since inception
(in millions)	2012	2011	2010
Investment Management	$(1)	$-	$15	$54
Investment Services	(12)	(18)	26	64
Other segment (including Business Partners)	1	3	(6)	29
Total restructuring charge (recovery)	$(12)	$(15)	$35	$147

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

Note 13—Income taxes

Provision (benefit) for income taxes	Year ended Dec. 31,
(in millions)	2012	2011	2010 (a)
Current taxes (benefits):
Federal	$271	$691	$(670)
Foreign	236	317	408
State and local	20	28	110
Total current tax expense (benefit)	527	1,036	(152)
Deferred tax expense (benefit):
Federal	130	(34)	1,278
Foreign	39	(16)	(75)
State and local	83	62	(4)
Total deferred tax expense	252	12	1,199
Provision for income taxes	$779	$1,048	$1,047
(a)	Based on continuing operations for 2010.

The components of income before taxes are as follows:

Components of income before taxes	Year ended Dec. 31,
(in millions)	2012	2011	2010 (a)
Domestic	$1,962	$2,336	$2,363
Foreign	1,340	1,281	1,331
Income before taxes	$3,302	$3,617	$3,694
(a)	Based on continuing operations for 2010.

The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2012	2011
Depreciation and amortization	$2,672	$2,599
Lease financings	932	1,040
Pension obligation	45	(49)
Reserves not deducted for tax	(397)	(401)
Credit losses on loans	(230)	(290)
Net operating loss carryover	(105)	(126)
Employee benefits	(570)	(544)
Equity investments	256	238
Securities valuation	545	(15)
Other assets	(128)	(193)
Other liabilities	353	297
Net deferred tax liability	$3,373	$2,556

As of Dec. 31, 2012, we have net operating loss carryforwards for state and local income tax purposes of $915 million which will expire in 2029. We have a German net operating loss carryforward of $198 million with an indefinite life. We have not recorded a valuation allowance because we expect to realize our deferred tax assets including these carryovers.

As of Dec. 31, 2012, we had approximately $4.3 billion of earnings attributable to foreign subsidiaries that have been permanently reinvested abroad and for which no incremental U.S. income tax provision has been recorded. If these earnings were to be repatriated, the estimated U.S. tax liability as of Dec. 31, 2012 would be up to $930 million. Management has no intention of repatriating these earnings to the U.S. in the foreseeable future.

The following table presents a reconciliation of the statutory federal income tax rate to our effective income tax rate.

Effective tax rate	Year ended Dec. 31,
	2012	2011	2010
Federal rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.1	1.6	2.4
Tax credits	(4.8)	(2.1)	(1.8)
Tax-exempt income	(3.2)	(2.6)	(2.3)
Foreign operations	(5.0)	(3.2)	(5.2)
Other – net	(0.5)	0.3	0.2
Effective rate	23.6%	29.0%	28.3%

Unrecognized tax positions
(in millions)	2012	2011	2010
Beginning balance at Jan. 1, –gross	$250	$290	$335
Prior period tax positions:
Increases	163	24	98
Decreases	(66)	(13)	(60)
Current period tax positions	21	16	41
Settlements	(28)	(64)	(119)
Statute expiration	-	(3)	(5)
Ending balance at Dec. 31, – gross	$340	$250	$290

Our total tax reserves as of Dec. 31, 2012 were $340 million compared with $250 million at Dec. 31, 2011. If these tax reserves were unnecessary, $340 million would affect the effective tax rate in future periods. We recognize accrued interest and penalties, if applicable, related to income taxes in income tax expense. Included in the balance sheet at Dec. 31, 2012 is accrued interest, where applicable, of $35 million. The additional tax expense related to interest for the year ended Dec. 31, 2012 was $11 million compared with $31 million for the year ended Dec. 31, 2011.

As previously disclosed, on Nov. 10, 2009 BNY Mellon filed a petition with the U.S. Tax Court challenging the IRS’ disallowance of certain foreign tax credits claimed for the 2001 and 2002 tax years. Trial was held from April 16 to May 17, 2012.

On Feb. 11, 2013 BNY Mellon received an adverse decision from the U.S. Tax Court. We continue to believe the tax treatment of the transaction was correct and will appeal the Court’s decision. As a result of the ruling and in accordance with the accounting for uncertain tax positions under ASC 740, BNY Mellon expects to record a tax charge of approximately $850 million during the first quarter of 2013. Excluding this charge, it is reasonably possible the total reserve for uncertain tax positions could decrease within the next 12 months by an amount up to $67 million as a result of adjustments related to tax years that are still subject to examination. See Note 23 of the Notes to Consolidated Financial Statements for additional information.

Our federal income tax returns are closed to examination for all periods through 2002. The years 2003 through 2006 remain open to examination. The years 2007 and 2008 are closed for further examination, however one matter is before the Internal Revenue Service (“IRS”) appeals. Our New York State and New York City income tax returns are closed to examination through 2010. Our UK income tax returns are closed to examination through 2008.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt

Note 14—Long-term debt

Long-term debt	Dec. 31, 2012			Dec. 31, 2011
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	0.70-6.92%	2013-2021	$13,184	1.50-6.92%	$12,367
Floating rate	0.11-1.16%	2013-2038	1,979	0.35-1.40%	2,679
Subordinated debt (a)	4.75-7.50%	2014-2033	2,732	4.75-7.50%	3,201
Junior subordinated debentures (a)	6.37-7.78%	2026-2036	635	5.95-7.78%	1,686
Total			$18,530		$19,933
(a)	Fixed rate.

Total long-term debt that matures during the next five years for BNY Mellon is as follows: 2013 – $1.61 billion, 2014 – $4.36 billion, 2015 – $3.66 billion, 2016 – $1.85 billion and 2017 – $1.25 billion. At Dec. 31, 2012, subordinated debt of $407 million may be redeemable at our option in 2013.

Trust-preferred securities

At Dec. 31, 2012, two wholly owned subsidiaries of BNY Mellon (the “Trusts”) have issued cumulative Company-Obligated Mandatory Redeemable Trust Preferred Securities of Subsidiary Trust Holding Solely Junior Subordinated Debentures (“trust preferred securities”). The sole assets of these two trusts are junior subordinated deferrable interest debentures of BNY Mellon with maturities and interest rates that match the trust preferred securities. Our obligations under the agreements that relate to the trust preferred securities, the Trusts and the debentures constitute a full and unconditional guarantee by us of the Trusts’ obligations under the trust preferred securities.

Additionally, at Dec. 31, 2012, we also owned Mellon Capital IV, whose sole assets were originally junior subordinated debentures and a stock purchase contract for preferred stock. Through a remarketing in May 2012, the junior subordinated debentures issued by BNY Mellon and held by Mellon Capital IV were sold to third party investors and then exchanged for BNY Mellon’s senior notes, which were sold in a public offering. The proceeds of the sale of the senior notes were used to fund the purchase by Mellon Capital IV of $500 million of BNY Mellon’s Series A preferred stock, which was issued on June 20, 2012. At Dec. 31, 2012, the Series A preferred stock was the sole asset of Mellon Capital IV. See Note 16 of the Notes to Consolidated Financial Statements for additional disclosures related to preferred stock, including the Series A preferred stock.

On Nov. 26, 2012, BNY Mellon redeemed all outstanding 6.875% Trust Preferred Securities, Series E, issued by BNY Capital IV (liquidation amount $25 per security and $200 million in the aggregate) and all outstanding 5.95% Trust Preferred Securities, Series F, issued by BNY Capital V (liquidation amount $25 per security and $350 million in the aggregate).

The following tables set forth a summary of the trust preferred securities issued by the Trusts as of Dec. 31, 2012 and Dec. 31, 2011:

Trust preferred securities at Dec. 31, 2012 (dollar amounts in millions)	Amount of junior subordinated debentures	Interest rate	Assets of trust	Due date	Call date	Call price
BNY Institutional Capital Trust A	$300	7.78%	$309	2026	2006	101.56	% (a)
MEL Capital III (b)	323	6.37%	316	2036	2016	Par
MEL Capital IV	-	-	500	-	-	-
Total	$623		$1,125
(a)	Call price decreases ratably to par in the year 2016.
(b)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.62 to £1, the rate of exchange on Dec. 31, 2012.

Trust preferred securities at Dec. 31, 2011 (dollar amounts in millions)	Amount of junior subordinated debentures	Interest rate	Assets of trust (a)	Due date	Call date	Call price
BNY Institutional Capital Trust A	$300	7.78%	$309	2026	2006	101.95	% (b)
BNY Capital IV	200	6.88%	206	2028	2004	Par
BNY Capital V	350	5.95%	361	2033	2008	Par
MEL Capital III (c)	309	6.37%	300	2036	2016	Par
MEL Capital IV	500	6.24%	500	-	2012	Par
Total	$1,659		$1,676
(a)	Junior subordinated debentures and interest in stock purchase contracts for Mellon Capital IV.
(b)	Call price decreases ratably to par in the year 2016.
(c)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.54 to £1, the rate of exchange on Dec. 31, 2011.

Securitizations and Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Securitizations and Variable Interest Entities

Note 15—Securitizations and variable interest entities

BNY Mellon’s VIEs generally include retail, institutional and alternative investment funds offered to its retail and institutional customers in which it acts as the fund’s investment manager. BNY Mellon earns management fees on these funds as well as performance fees in certain funds. It may also provide start-up capital in its new funds. These VIEs are included in the scope of ASU 2010-10 and are reviewed for consolidation based on the guidance in ASC 810.

BNY Mellon has other VIEs, including securitization trusts, which are no longer considered qualifying special purpose entities, and CLOs, in which BNY Mellon serves as the investment manager. In addition, we provide trust and custody services for a fee to entities sponsored by other corporations in which we have no other interest. These VIEs are evaluated under the guidance included in ASU 2009-17. BNY Mellon has two securitizations and several CLOs, which are assessed for consolidation in accordance with ASU 2009-17.

The following tables present the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2012 and Dec. 31, 2011, based on the assessments performed in accordance with ASC 810 and ASU 2009-17. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2012
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$-	$499	$499
Trading assets	10,961	-	10,961
Other assets	520	-	520
Total assets	$11,481	$499	$11,980
Trading liabilities	10,152	-	10,152
Other liabilities	29	461	490
Total liabilities	$10,181	$461	$10,642
Non-redeemable noncontrolling interests	$833	$-	$833

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2011
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$-	$479	$479
Trading assets	10,751	-	10,751
Other assets	596	-	596
Total assets	$11,347	$479	$11,826
Trading liabilities	10,053	-	10,053
Other liabilities	32	443	475
Total liabilities	$10,085	$443	$10,528
Non-redeemable noncontrolling interests	$670	$-	$670

BNY Mellon is not contractually required to provide financial or any other support to any of our VIEs. Additionally, creditors of any consolidated VIEs do not have any recourse to the general credit of BNY Mellon.

Non-consolidated VIEs

As of Dec. 31, 2012 and Dec. 31, 2011, the following assets related to the VIEs, where BNY Mellon is not the primary beneficiary, are included in our consolidated financial statements.

Non-consolidated VIEs at Dec. 31, 2012			Maximum loss exposure
(in millions)	Assets	Liabilities
Other	$100	$-	$100

Non-consolidated VIEs at Dec. 31, 2011			Maximum loss exposure
(in millions)	Assets	Liabilities
Trading	$1	$-	$1
Other	41	-	41
Total	$42	$-	$42

The maximum loss exposure indicated in the above tables relates solely to BNY Mellon’s seed capital or residual interests invested in the VIEs.

Consolidated credit supported VIEs

At Dec. 31, 2012, BNY Mellon had no remaining consolidated credit supported VIEs. At Dec. 31, 2011, BNY Mellon’s financial statements included certain funds created solely with securities subject to credit support agreements where we agreed to absorb the majority of loss.

Consolidated credit supported VIEs at Dec. 31, 2011			Maximum loss exposure
(in millions)	Assets	Liabilities
Available-for-sale	$14	$-	$14
Other	-	22	10
Total	$14	$22	$24

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity

Note 16—Shareholders’ equity

Common stock

BNY Mellon has 3.5 billion authorized shares of common stock with a par value of $0.01 per share. At Dec. 31, 2012, 1,163,490,341 shares of common stock were outstanding.

Preferred stock

BNY Mellon has 100 million authorized shares of preferred stock with a par value of $0.01. The table below presents a summary of BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2012.

Preferred stock summary		Total shares issued and outstanding	Liquidation preference per share (in dollars)	Carrying value at Dec. 31, 2012		Per annum dividend rate	Dividends paid per share in 2012 (in dollars)
(dollars in millions, unless otherwise noted)
Series	Description
Series A	Noncumulative Perpetual Preferred Stock	5,001	$100,000	$500		Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	$2,033
Series C	Noncumulative Perpetual Preferred Stock	5,825	$100,000	$568	(a)	5.2%	$1,314
(a)	The carrying value is recorded net of issuance costs.

On June 20, 2012, BNY Mellon issued the Series A preferred stock for $500 million. On Sept. 19, 2012, BNY Mellon issued 22 million and on Oct. 10, 2012, BNY Mellon issued an additional 1.3 million of Series C Depositary Shares, each representing a 1/4,000th interest in a share of BNY Mellon’s Series C preferred stock for an aggregate of $568 million, net of issuance costs. Holders of both the Series A and Series C preferred stock issues are entitled to receive dividends on each dividend payment date (March 20, June 20, Sept. 20 and Dec. 20 of each year), if declared by BNY Mellon’s Board of Directors. BNY Mellon’s ability to declare or pay dividends on, or purchase, redeem or otherwise acquire, shares of our common stock or any of our shares that rank junior to the preferred stock as to the payment of dividends and/or the distribution of any assets on any liquidation, dissolution or winding-up of BNY Mellon will be prohibited, subject to certain restrictions, in the event that we do not declare and pay in full preferred dividends for the then current dividend period of the Series A preferred stock or the last preceding dividend period of the Series C preferred stock.

All of the outstanding shares of the Series A preferred stock are owned by Mellon Capital IV, which will pass through any dividend on the Series A preferred stock to the holders of its Normal Preferred Capital Securities. All of the outstanding shares of the Series C preferred stock are held by the depositary of the depositary shares, which will pass through the applicable portion of any dividend on the Series C Preferred Stock to the holders of record of the depositary shares.

The preferred stock is not subject to the operation of a sinking fund and is not convertible into, or exchangeable for, shares of our common stock or any other class or series of our other securities. Subject to the restrictions in BNY Mellon’s 2007 replacement capital covenant, subsequently amended on May 8 and Sept. 11, 2012, we may redeem the Series A preferred stock, in whole or in part, at our option. We may also, at our option, redeem the shares of the Series C preferred stock in whole or in part, on or after the dividend payment date in September 2017, or in whole but not in part at any time within 90 days following a regulatory capital treatment event (as defined in the Certificate of Designations of the Series C preferred stock).

The terms of the Series A preferred stock and the Series C preferred stock are more fully described in each of their Certificate of Designations, each of which is filed as an exhibit to BNY Mellon’s Annual Report on Form 10-K for the year ended Dec. 31, 2012.

Temporary equity

Temporary equity was $178 million at Dec. 31, 2012 and $114 million at Dec. 31, 2011. Temporary equity represents amounts recorded for redeemable non-controlling interests resulting from equity-classified share-based payment arrangements that are currently redeemable or are expected to become redeemable. The current redemption value of such awards is classified as temporary equity and is adjusted to its redemption value at each balance sheet date.

Common stock repurchase program

On Dec. 18, 2007, the Board of Directors of BNY Mellon authorized the repurchase of up to 35 million shares of common stock. On March 22, 2011, the Board of Directors of BNY Mellon authorized the repurchase of up to an additional 13 million shares of common stock. On Feb. 14, 2012, in order to continue with share repurchases under our 2011 capital plan, the Board of Directors authorized the repurchase of an additional 12 million shares of common stock, of which 6.8 million shares of common stock remained available for repurchase under the Feb. 2012 board authorization. While there are no expiration dates on the prior share repurchase authorizations, BNY Mellon does not intend to use the prior authorizations for any future share repurchases. On March 13, 2012, in connection with the Federal Reserve’s non-objection to our 2012 capital plan, the Board of Directors authorized a new stock purchase program providing for the repurchase of an aggregate of $1.16 billion of common stock. The new share repurchase program may be executed through open market purchases or privately negotiated transactions at such prices, times and upon such other terms as may be determined from time to time. At Dec. 31, 2012, the maximum dollar value of shares that may yet be purchased under the program totaled $416 million. There is no expiration date on the share repurchase authorizations. In 2012, we repurchased 49.8 million common shares in the open market, at an average price of $22.38 per share for a total of $1.12 billion.

Capital adequacy

Regulators establish certain levels of capital for bank holding companies and banks, including BNY Mellon and our bank subsidiaries, in accordance with established quantitative measurements. For the Parent to maintain its status as a financial holding company, our bank subsidiaries and BNY Mellon must, among other things, qualify as well capitalized.

As of Dec. 31, 2012 and 2011, BNY Mellon and our bank subsidiaries were considered well capitalized on the basis of the Basel I Total and Tier 1 capital to risk-weighted assets ratios and the leverage ratio (Basel I Tier 1 capital to quarterly average assets as defined for regulatory purposes).

Our consolidated and largest bank subsidiary, The Bank of New York Mellon, capital ratios are shown below.

Consolidated and largest bank subsidiary capital ratios (a)	Dec. 31,
	2012	2011
Consolidated capital ratios:
Tier 1 capital	15.0%	15.0%
Total capital	16.3	17.0
Leverage – guideline	5.3	5.2
The Bank of New York Mellon capital ratios:
Tier 1 capital	14.0%	14.3%
Total capital	14.6	17.7
Leverage	5.4	5.3
(a)	Determined under Basel I guidelines. For a banking institution to qualify as “well capitalized,” its Basel I Tier 1, Total (Tier 1 plus Tier 2) and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “adequately capitalized ,” Basel I Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.

If a financial holding company such as BNY Mellon fails to qualify as well capitalized, it may lose its status as a financial holding company, which may restrict its ability to undertake or continue certain activities or make acquisitions that are not generally permissible for bank holding companies without financial holding company status. If a bank holding company such as BNY Mellon or bank such as The Bank of New York Mellon or BNY Mellon, N.A. fails to qualify as “well capitalized,” it may be subject to higher FDIC assessments.

If a bank holding company such as BNY Mellon or bank such as The Bank of New York Mellon or BNY Mellon, N.A. fails to qualify as adequately capitalized, regulatory sanctions and limitations are imposed.

At Dec. 31, 2012, the amounts of capital by which BNY Mellon and The Bank of New York Mellon, exceed the well-capitalized guidelines are as follows:

Capital above guidelines at Dec. 31, 2012
(in millions)	Consolidated	The Bank of New York Mellon
Tier 1 capital	$10,023	$7,745
Total capital	7,023	4,461
Leverage	930	932

The following table presents the components of our Basel I Tier 1 and Total risk-based capital at Dec. 31, 2012 and 2011.

Components of Basel I Tier 1 and total risk-based capital (a)
	Dec. 31,
(in millions)	2012	2011
Tier 1 capital:
Common shareholders’ equity	$35,363	$33,417
Preferred stock	1,068	-
Trust preferred securities	623	1,659
Adjustments for:
Goodwill and other intangibles (b)	(20,445)	(20,630)
Pensions/cash flow hedges	1,454	1,426
Securities valuation allowance	(1,350)	(450)
Merchant banking investments	(19)	(33)
Total Tier 1 capital	16,694	15,389
Tier 2 capital:
Qualifying unrealized gains on equity securities	2	2
Qualifying subordinated debt	1,058	1,545
Qualifying allowance for credit losses	386	497
Total Tier 2 capital	1,446	2,044
Total risk-based capital	$18,140	$17,433
Total risk-weighted assets	$111,180	$102,255
Average assets for leverage capital purposes	$315,273	$296,484
(a)	On a regulatory basis as determined under Basel I guidelines.
(b)	Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,310 million at Dec. 31, 2012 and $1,459 million at Dec. 31, 2011, and deferred tax liabilities associated with tax deductible goodwill of $1,130 million at Dec. 31, 2012 and $967 million at Dec. 31, 2011.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Loss)

Note 17—Other comprehensive income (loss)

Components of other comprehensive income
	Year ended
	Dec. 31, 2012			Dec 31, 2011			Dec. 31, 2010
(in millions)	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during the period	$80	$50	$130	$(184)	$(11)	$(195)	$(295)	$(68)	$(363)
Reclassification adjustment (a)	-	-	-	-	-	-	(18)	-	(18)
Total foreign currency translation adjustments	80	50	130	(184)	(11)	(195)	(313)	(68)	(381)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	1,611	(604)	1,007	483	(177)	306	1,216	(469)	747
Reclassification adjustment (a)	(162)	56	(106)	(48)	22	(26)	6	12	18
Net unrealized gain (loss) on assets available-for-sale	1,449	(548)	901	435	(155)	280	1,222	(457)	765
Defined benefit plans:
Prior service cost arising during the period	98	(41)	57	-	-	-	22	3	25
Net loss arising during the period	(298)	108	(190)	(741)	298	(443)	(91)	39	(52)
Foreign exchange adjustment	-	-	-	(4)	1	(3)	2	-	2
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	173	(69)	104	114	(45)	69	76	(30)	46
Total defined benefit plans	(27)	(2)	(29)	(631)	254	(377)	9	12	21
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	6	(2)	4	5	(2)	3	12	-	12
Reclassification adjustment	(3)	-	(3)	(2)	2	-	(7)	2	(5)
Net unrealized gain (loss) on cash flow hedges	3	(2)	1	3	-	3	5	2	7
Total other comprehensive income (loss)	$1,505	$(502)	$1,003	$(377)	$88	$(289)	$923	$(511)	$412
(a)	Includes a net reclassification adjustment of $14 million to retained earnings from other comprehensive income in 2010.

Changes in accumulated other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders
		ASC 820 Adjustments		Unrealized gain (loss) on assets available- for-sale	Unrealized gain (loss) on cash flow hedges	Total accumulated other comprehensive income (loss), net of tax
(in millions)	Foreign currency translation	Pensions	Other post- retirement benefits
2009 ending balance	$(136)	$(1,002)	$(67)	$(619)	$(11)	$(1,835)
Adjustments for the cumulative effect of applying ASC 810	-	-	-	24	-	24
Adjusted balance at Jan. 1, 2010	(136)	(1,002)	(67)	(595)	(11)	(1,811)
Change in 2010	(337)	9	12	765	7	456
2010 ending balance	$(473)	$(993)	$(55)	$170	$(4)	$(1,355)
Change in 2011	(178)	(336)	(41)	280	3	(272)
2011 ending balance	$(651)	$(1,329)	$(96)	$450	$(1)	$(1,627)
Change in 2012	112	(65)	36	900	1	984
2012 ending balance	$(539)	$(1,394)	$(60)	$1,350	$-	$(643)

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

Note 18—Stock-based compensation

Our Long-Term Incentive Plans provide for the issuance of stock options, restricted stock, restricted stock units (“RSUs”) and other stock-based awards to employees and directors of BNY Mellon. At Dec. 31, 2012, under the Long-Term Incentive Plan approved in April 2011, we may issue 32,994,545 new options. Of this amount, 20,144,378 shares (subject to potential increase as provided in the Long-Term Incentive Plan) may be issued as restricted stock or RSUs. Stock-based compensation expense related to retirement eligibility vesting totaled $64 million in 2012, $31 million in 2011 and $25 million in 2010.

Stock options

Our Long-Term Incentive Plans provide for the issuance of stock options at fair market value at the date of grant to officers and employees of BNY Mellon. Generally, each option granted is exercisable between one and ten years from the date of grant.

The compensation cost that has been charged against income was $70 million for 2012, $96 million for 2011 and $87 million for 2010. The total income tax benefit recognized in the income statement was $29 million for 2012, $40 million for 2011 and $35 million for 2010.

We used a lattice-based binomial method to calculate the fair value on the date of grant. The fair value of each option award is estimated on the date of grant using the weighted-average assumptions noted in the following table:

Assumptions	2012	2011	2010
Dividend yield	3.0%	2.2%	2.2%
Expected volatility	34	32	32
Risk-free interest rate	1.38	2.75	2.94
Expected option lives (in years)	6.9	6.7	6.6

For 2012, 2011 and 2010, assumptions were determined as follows:

·	Expected volatilities are based on implied volatilities from traded options on our stock, historical volatility of our stock, and other factors.
·	We use historical data to estimate option exercises and employee terminations within the valuation model.
·	The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve at the time of grant.
·	The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding.

A summary of the status of our options as of Dec. 31, 2012, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted- average remaining contractual term (in years)
Balance at Dec. 31, 2011	86,803,492	$33.32	5.2
Granted	10,263,505	22.03
Exercised	(1,959,313)	20.86
Canceled/Expired	(12,747,818)	38.62
Balance at Dec. 31, 2012	82,359,866	$31.39	5.4
Vested and expected to vest at Dec. 31, 2012	81,697,966	31.45	5.4
Exercisable at Dec. 31, 2012	57,710,802	33.95	4.2

Stock options outstanding at Dec. 31, 2012
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding at Dec. 31, 2012	Weighted- average remaining contractual life (in years)	Weighted- average exercise price	Exercisable at Dec. 31, 2012	Weighted- average exercise price
$ 18 to 31	48,654,831	6.6	$25.40	24,046,935	$25.40
31 to 41	19,829,909	3.0	37.02	19,788,861	37.03
41 to 51	13,875,126	4.6	44.36	13,875,006	44.36
$ 18 to 51	82,359,866	5.4	$31.39	57,710,802	$33.95
(a)	At Dec. 31, 2011 and 2010, 60,158,853 and 62,801,038 options were exercisable at an average price per common share of $35.21 and $37.93, respectively.

Aggregate intrinsic value of options (in millions)	2012	2011	2010
Outstanding at Dec. 31,	$123	$22	$193
Exercisable at Dec. 31,	$64	$11	$77

The weighted-average fair value of options at grant date was $5.50 in 2012, $8.47 in 2011 and $8.38 in 2010.

The total intrinsic value of options exercised was $8 million in 2012, $7 million in 2011 and $12 million in 2010.

As of Dec. 31, 2012, $92 million of total unrecognized compensation cost related to nonvested options is expected to be recognized over a weighted-average period of 1.5 years.

Cash received from option exercises totaled $40 million in 2012, $18 million in 2011 and $31 million in 2010. The actual tax benefit realized for the tax deductions from options exercised totaled less than $1 million in 2012, $2 million in 2011 and $1 million in 2010.

Restricted stock and RSUs

Restricted stock and RSUs are granted under our long-term incentive plans at no cost to the recipient. These awards are subject to forfeiture until certain restrictions have lapsed, including continued employment, for a specified period. The recipient of a share of restricted stock is entitled to voting rights and generally is entitled to dividends on the common stock. An RSU entitles the recipient to receive a share of common stock after the applicable restrictions lapse. The recipient generally is entitled to receive cash payments equivalent to any dividends paid on the underlying common stock during the period the RSU is outstanding but does not receive voting rights.

The fair value of restricted stock and RSUs is equal to the fair market value of our common stock on the date of grant. The expense is recognized over the vesting period, which is generally three years. The total compensation expense recognized for restricted stock and RSUs was $185 million in 2012, $134 million in 2011 and $119 million in 2010. The total income tax benefit recognized in the income statement was $76 million for 2012, $52 million for 2011 and $46 million for 2010.

BNY Mellon’s Executive Committee members were granted 817,698 RSUs in 2011 which contained certain performance criteria that were achieved in 2011. The actual number of units that will ultimately vest is subject to negative discretion by BNY Mellon’s Human Resources Compensation Committee and as a result, are subject to variable accounting.

The following table summarizes our nonvested restricted stock and RSU activity for 2012.

Nonvested restricted stock and RSU activity	Number of shares	Weighted- average fair value
Nonvested restricted stock and RSUs at Dec. 31, 2011	13,133,458	$26.44
Granted	8,595,973	22.04
Vested	(4,093,190)	20.57
Forfeited	(217,102)	26.01
Nonvested restricted stock and RSUs at Dec. 31, 2012(a)	17,419,139	$25.93
(a)	Includes 817,698 shares granted to members of BNY Mellon’s Executive Committee that are marked-to-market based on the closing stock price at Dec. 31, 2012 of $25.70.

As of Dec. 31, 2012, $142 million of total unrecognized compensation costs related to nonvested restricted stock and RSUs is expected to be recognized over a weighted-average period of 1.7 years.

The total fair value of restricted stock and RSUs that vested was $84 million in 2012, $100 million in 2011 and $96 million in 2010.

Subsidiary Long-Term Incentive plans

BNY Mellon also has several subsidiary Long-Term Incentive Plans which have issued restricted subsidiary shares to certain employees. These share awards are subject to forfeiture until certain restrictions have lapsed, including continued employment for a specified period of time. The shares are non-voting and non-dividend paying. Once the restrictions lapse, which generally occurs in three to five years, the shares can only be sold, at the option of the employee, to BNY Mellon at a price based generally on the fair value of the subsidiary at the time of repurchase. In certain instances BNY Mellon has an election to call the shares.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans

Note 19—Employee benefit plans

BNY Mellon has defined benefit and/or defined contribution retirement plans covering substantially all full-time and eligible part-time employees and other post-retirement plans providing healthcare benefits for certain retired employees.

Pension and post-retirement healthcare plans

The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2012	2011	2012	2011	2012	2011	2012	2011
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.25%	4.75%	4.49%	4.97%	4.25%	4.75%	4.50%	5.00%
Rate of compensation increase	3.00	3.00	3.49	3.57	3.00	3.00	-	-
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(3,639)	$(3,139)	$(684)	$(626)	$(288)	$(232)	$(4)	$(3)
Service cost	(59)	(64)	(32)	(33)	(2)	(2)	-	-
Interest cost	(169)	(174)	(35)	(36)	(12)	(13)	-	-
Employee contributions	-	-	(1)	(1)	-	-	-	-
Amendments	-	-	-	-	98	-	-	-
Actuarial gain (loss)	(378)	(397)	(105)	(5)	(43)	(67)	1	(1)
(Acquisitions) divestitures	-	-	(12)	-	-	-	(3)	-
Curtailments	-	(5)	-	-	-	-	-	-
Benefits paid	152	140	16	12	21	26	-	-
Foreign exchange adjustment	N/A	N/A	(27)	5	N/A	N/A	-	-
Benefit obligation at end of period	(4,093)	(3,639)	(880)	(684)	(226)	(288)	(6)	(4)
Change in fair value of plan assets
Fair value at beginning of period	3,529	3,628	681	611	73	71	-	-
Actual return on plan assets	487	26	60	30	5	2	-	-
Employer contributions	414	15	26	56	21	26	-	-
Employee contributions	-	-	1	1	-	-	-	-
Acquisitions (divestitures)	-	-	-	-	-	-	-	-
Benefit payments	(152)	(140)	(16)	(12)	(21)	(26)	-	-
Foreign exchange adjustment	N/A	N/A	30	(5)	N/A	N/A	-	-
Fair value at end of period	4,278	3,529	782	681	78	73	-	-
Funded status at end of period	$185	$(110)	$(98)	$(3)	$(148)	$(215)	$(6)	$(4)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	$2,122	$2,126	$266	$188	$159	$124	$(1)	$(2)
Prior service cost (credit)	(62)	(78)	3	3	(99)	(3)	-	-
Net initial obligation (asset)	-	-	-	-	-	3	-	-
Total (before tax effects)	$2,060	$2,048	$269	$191	$60	$124	$(1)	$(2)
(a)	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.

Net periodic benefit cost (credit)

	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollar amounts in millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011	2010
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$3,763	$3,836	$3,861	$698	$624	$529	$78	$78	$76	N/A	N/A	N/A
Discount rate	4.75%	5.71%	6.21%	4.97%	5.29%	5.74%	4.75%	5.71%	6.21%	5.00%	5.40%	5.85%
Expected rate of return on plan assets	7.38	7.50	8.00	6.30	6.38	6.69	7.38	7.50	8.00	N/A	N/A	N/A
Rate of compensation increase	3.00	3.50	3.50	3.57	4.47	4.64	3.00	3.50	3.50	N/A	N/A	N/A
Components of net periodic benefit cost (credit):
Service cost	$59	$64	$90	$32	$33	$28	$2	$2	$2	$-	$-	$-
Interest cost	169	174	171	35	36	30	12	13	14	-	-	-
Expected return on assets	(272)	(282)	(303)	(45)	(43)	(37)	(6)	(6)	(6)	-	-	-
Amortization of:
Net initial obligation (asset)	-	-	-	-	-	-	3	5	4	-	-	-
Prior service cost (credit)	(16)	(16)	(14)	-	-	-	(2)	(1)	-	-	-	-
Net actuarial (gain) loss	167	109	71	12	14	11	9	3	5	-	(1)	(1)
Settlement (gain) loss	-	-	-	-	-	-	-	-	-	-	-	-
Curtailment (gain) loss	-	5	-	-	-	-	-	-	-	-	-	-
Other	-	-	-	-	(1)	-	-	-	-	-	-	-
Net periodic benefit cost (credit)	$107	$54	$15	$34	$39	$32	$18	$16	$19	$-	$(1)	$(1)

Changes in other comprehensive (income) loss in 2012	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$163	$90	$44	$1
Recognition of prior years’ net gain (loss)	(167)	(12)	(9)	-
Prior service cost (credit) arising during period	-	-	(98)	-
Recognition of prior years’ service (cost) credit	16	-	2	-
Recognition of net initial (obligation) asset	-	-	(3)	-
Foreign exchange adjustment	N/A	-	N/A	-
Total recognized in other comprehensive (income) loss (before tax effects)	$12	$78	$(64)	$1

Amounts expected to be recognized in net periodic benefit cost (income) in 2013 (before tax effects)	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
(Gain) loss recognition	$205	$27	$12	$-
Prior service cost recognition	(16)	-	(10)	-
Net initial obligation (asset) recognition	-	-	-	-

	Domestic		Foreign
(in millions)	2012	2011	2012	2011
Pension benefits:
Prepaid benefit cost	$409	$103	$10	$41
Accrued benefit cost	(224)	(213)	(108)	(44)
Total pension benefits	$185	$(110)	$(98)	$(3)
Healthcare benefits:
Accrued benefit cost	$(148)	$(215)	$(6)	$(4)
Total healthcare benefits	$(148)	$(215)	$(6)	$(4)

The accumulated benefit obligation for all defined benefit plans was $4.8 billion at Dec. 31, 2012 and $4.1 billion at Dec. 31, 2011.

Plans with obligations in excess of plan assets	Domestic		Foreign
(in millions)	2012	2011	2012	2011
Projected benefit obligation	$245	$234	$342	$35
Accumulated benefit obligation	241	233	320	29
Fair value of plan assets	21	20	255	3

For information on pension assumptions see the “Critical accounting estimates” section.

Assumed healthcare cost trend—Domestic post- retirement healthcare benefits

The assumed healthcare cost trend rate used in determining benefit expense for 2013 is 7.50% decreasing to 4.75% in 2022. This projection is based on various economic models that forecast a decreasing growth rate of healthcare expenses over time. The underlying assumption is that healthcare expense growth cannot outpace gross national product (“GNP”) growth indefinitely, and over time a lower equilibrium growth rate will be achieved. Further, the growth rate assumed in 2022 bears a reasonable relationship to the discount rate.

An increase in the healthcare cost trend rate of one percentage point for each year would increase the accumulated post-retirement benefit obligation by $14 million, or 8%, and the sum of the service and interest costs by $1 million, or 8%. Conversely, a decrease in this rate of one percentage point for each year would decrease the benefit obligation by $12 million, or 7%, and the sum of the service and interest costs by $1 million, or 7%.

Assumed healthcare cost trend—Foreign post-retirement healthcare benefits

An increase in the healthcare cost trend rate of one percentage point for each year would increase the accumulated post-retirement benefit obligation by less than $1 million and the sum of the service and interest costs by less than $1 million. Conversely, a decrease in this rate of one percentage point for each year would decrease the benefit obligation by less than $1 million and the sum of the service and interest costs by less than $1 million.

The following benefit payments for BNY Mellon’s pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid:

Expected benefit payments
(in millions)	Domestic	Foreign
Pension benefits:
Year 2013	$200	$13
2014	209	11
2015	222	13
2016	241	16
2017	252	16
2018-2022	1,338	104
Total pension benefits	$2,462	$173
Healthcare benefits:
Year 2013	$17	$-
2014	17	-
2015	17	-
2016	17	-
2017	16	-
2018-2022	79	1
Total healthcare benefits	$163	$1

Plan contributions

BNY Mellon expects to make cash contributions to fund its defined benefit pension plans in 2013 of $20 million for the domestic plans and $25 million for the foreign plans.

BNY Mellon expects to make cash contributions to fund its post-retirement healthcare plans in 2013 of $17 million for the domestic plans and less than $1 million for the foreign plans.

Investment strategy and asset allocation

BNY Mellon is responsible for the administration of various employee pension and healthcare post-retirement benefits plans, both domestically and internationally. The domestic plans are administered by BNY Mellon’s Benefits Administration Committee, a named fiduciary. Subject to the following, at all relevant times, BNY Mellon’s Benefits Investment Committee, another named fiduciary to the domestic plans, is responsible for the investment of plan assets. The Benefits Investment Committee’s responsibilities include the investment of all domestic defined benefit plan assets, as well as the determination of investment options offered to participants in all domestic defined contribution plans. The Benefits Investment Committee conducts periodic reviews of investment performance, asset allocation and investment manager suitability. In addition, the Benefits Investment Committee has oversight of the Regional Governance Committees for the foreign defined benefit plans.

Our investment objective for U.S. and foreign plans is to maximize total return while maintaining a broadly diversified portfolio for the primary purpose of satisfying obligations for future benefit payments.

Equities are the main holding of the plans. Alternative investments (including private equities) and fixed income securities provide diversification and, in certain cases, lower the volatility of returns. In general, equity securities and alternative investments within any domestic plan’s portfolio can be maintained in the range of 30% to 70% of total plan assets, fixed-income securities can range from 20% to 50% of plan assets and cash equivalents can be held in amounts ranging from 0% to 5% of plan assets. Actual asset allocation within the approved ranges varies from time to time based on economic conditions (both current and forecast) and the advice of professional advisors.

Our pension assets were invested as follows at Dec. 31, 2012 and 2011:

Asset allocations	Domestic		Foreign
	2012	2011	2012	2011
Equities	52%	52%	65%	64%
Fixed income	30	38	29	29
Private equities	2	3	-	-
Alternative investment	6	6	5	3
Real estate	-	-	1	3
Cash	10 (a)	1	-	1
Total pension benefits	100%	100%	100%	100%
(a)	Reflects the $400 million discretionary contribution to The Bank of New York Mellon Corporation Pension Plan on Dec. 31, 2012. Excluding this contribution, the percentage of domestic plan assets held in cash was less than 1% at Dec. 31, 2012.

We held no The Bank of New York Mellon Corporation stock in our pension plans at Dec. 31, 2011 and 2012. Assets of the U.S. post-retirement healthcare plan are invested in an insurance contract.

Fair value measurement of plan assets

In accordance with ASC 715, BNY Mellon has established a three-level hierarchy for fair value measurements of its pension plan assets based upon the transparency of inputs to the valuation of an asset as of the measurement date. The valuation hierarchy is consistent with guidance in ASC 820 which is detailed in Note 21 of the Notes to Consolidated Financial Statements.

The following is a description of the valuation methodologies used for assets measured at fair value, as well as the general classification of such assets pursuant to the valuation hierarchy.

Cash and currency

This category consists primarily of foreign currency balances and is included in Level 1 of the valuation hierarchy. Foreign currency is translated monthly based on current exchange rates.

Common and preferred stock, exchange traded funds and equity funds

These investments include equities, exchange traded funds and equity funds and are valued at the closing price reported in the active market in which the individual securities are traded, if available. Where there are no readily available market quotations, we determine fair value primarily based on pricing sources with reasonable levels of price transparency.

Venture capital investments and partnership interests

There are no readily available market quotations for these funds. The fair value of the investments is based on the pension plan’s ownership percentage of the fair value of the underlying funds as provided by the fund managers. These funds are typically valued on a quarterly basis. The pension plan’s venture capital investments and partnership interests are valued at NAV as a practical expedient for fair value and classified as Level 3 of the valuation hierarchy.

Collective trust funds

Collective trust funds include commingled and U.S. equity funds that have no readily available market quotations. The fair value of the funds are based on the securities in the portfolio, which typically are the amount that the fund might reasonably expect to receive for the securities upon a sale. These funds are valued using observable inputs on either a daily or monthly basis. Collective trust funds are included as Level 2 of the valuation hierarchy.

Fixed income investments

Fixed income investments include U.S. Treasury securities, U.S. Government agencies, sovereign government obligations, U.S. corporate bonds and foreign corporate debt funds. U.S. Treasury securities are valued at the closing price reported in the active market in which the individual security is traded and included as Level 1 of the valuation hierarchy. U.S. Government agencies, sovereign government obligations, U.S. corporate bonds and foreign corporate debt funds are valued based on quoted prices for comparable securities with similar yields and credit ratings. When quoted prices are not available for identical or similar bonds, the bonds are valued using discounted cash flows that maximize observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks. U.S. Government agencies, sovereign government obligations, U.S. corporate bonds and foreign corporate debt funds are primarily included as Level 2 of the valuation hierarchy with a small portion of foreign corporate debt funds included as Level 3.

Funds of funds

There are no readily available market quotations for these funds. The fair value of the fund is based on NAVs of the funds in the portfolio, which reflects the value of the underlying securities. The fair value of the underlying securities is typically the amount that the fund might reasonably expect to receive upon selling those hard to value or illiquid securities within the portfolios. These funds are valued using unobservable inputs on a monthly basis and are included as Level 3 of the valuation hierarchy.

The following tables present the fair value of each major category of plan assets as of Dec. 31, 2012 and Dec. 31, 2011, by captions and by ASC 820 valuation hierarchy. There were no transfers between Level 1 and Level 2.

Plan assets measured at fair value on a recurring basis- domestic plans at Dec. 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$947	$-	$-	$947
Non-U.S. equity	118	-	-	118
Collective trust funds:
Commingled	-	734	-	734
U.S. equity	-	841	-	841
Venture capital and partnership interests	-	-	105	105
Fixed income:
U.S. Treasury securities	162	-	-	162
U.S. Government agencies	-	143	-	143
Sovereign government obligations	-	112	-	112
U.S. corporate bonds	-	892	-	892
Other	-	26	-	26
Exchange traded funds	68	-	-	68
Funds of funds	-	-	130	130
Total domestic plan assets, at fair value	$1,295	$2,748	$235	$4,278

Plan assets measured at fair value on a recurring basis- foreign plans at Dec. 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$379	$116	$-	$495
Sovereign/government obligation funds	38	123	-	161
Corporate debt funds	-	62	17	79
Cash and currency	6	-	-	6
Venture capital and partnership interests	-	-	41	41
Total foreign plan assets, at fair value	$423	$301	$58	$782

Plan assets measured at fair value on a recurring basis- domestic plans at Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$802	$-	$-	$802
Non-U.S. equity	91	-	-	91
Collective trust funds:
Commingled	-	289	-	289
U.S. equity	-	781	-	781
Venture capital and partnership interests	-	-	121	121
Fixed income:
U.S. Treasury securities	235	-	-	235
U.S. Government agencies	-	100	-	100
Sovereign government obligations	-	97	-	97
U.S. corporate bonds	-	805	-	805
Other	-	23	-	23
Exchange traded funds	57	-	-	57
Funds of funds	-	-	128	128
Total domestic plan assets, at fair value	$1,185	$2,095	$249	$3,529

Plan assets measured at fair value on a recurring basis- foreign plans at Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$312	$121	$-	$433
Sovereign/government obligation funds	22	102	-	124
Corporate debt funds	-	63	14	77
Cash and currency	7	-	-	7
Venture capital and partnership interests	-	-	40	40
Total foreign plan assets, at fair value	$341	$286	$54	$681

Changes in Level 3 fair value measurements

The table below includes a rollforward of the plan assets for the years ended Dec. 31, 2012 and 2011 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs-domestic plans-for the year ended Dec. 31, 2012
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2011	$128	$121	$249
Total gains or (losses) included in earnings (or changes in net assets)	6	16	22
Purchases, issuances, sales and settlements:
Purchases	-	9	9
Sales	(4)	(41)	(45)
Fair value at Dec. 31, 2012	$130	$105	$235
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$5	$(4)	$1

Fair value measurements using significant unobservable inputs-foreign plans-for the year ended Dec. 31, 2012
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2011	$14	$40	$54
Total gains or (losses) included in earnings (or changes in net assets)	3	1	4
Purchases, issuances, sales and settlements:
Purchases	-	1	1
Sales	-	(1)	(1)
Fair value at Dec. 31, 2012	$17	$41	$58
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$3	$1	$4

Fair value measurements using significant unobservable inputs-domestic plans-for the year ended Dec. 31, 2011
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2010	$134	$115	$249
Total gains or (losses) included in earnings (or changes in net assets)	(2)	20	18
Purchases, issuances, sales and settlements:
Purchases	-	7	7
Sales	(4)	(21)	(25)
Fair value at Dec. 31, 2011	$128	$121	$249
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$2	$8	$10

Fair value measurements using significant unobservable inputs-foreign plans-for the year ended Dec. 31, 2011
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2010	$14	$41	$55
Total gains or (losses) included in earnings (or changes in net assets)	-	1	1
Purchases, issuances, sales and settlements:
Purchases	-	4	4
Sales	-	(6)	(6)
Fair value at Dec. 31, 2011	$14	$40	$54
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-	$1	$1

Venture capital and partnership interests and funds of funds valued using net asset value per share

BNY Mellon had pension and post-retirement plan assets invested in venture capital and partnership interests and funds of funds valued using net asset value. The fund of funds investments are redeemable at net asset value under agreements with the fund of funds managers.

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2012
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$146	$18	N/A	N/A
Funds of funds (b)	130	-	Monthly	30-45 days
Total	$276	$18

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2011
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$161	$36	N/A	N/A
Funds of funds (b)	128	-	Monthly	30-45 days
Total	$289	$36
(a)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
(b)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.

Defined contribution plans

We have an Employee Stock Ownership Plan (“ESOP”) covering certain domestic full-time employees with more than one year of service. The ESOP works in conjunction with the defined benefit pension plan. Employees are entitled to the higher of their benefit under the ESOP or such defined benefit pension plan at retirement. Benefits payable under the defined benefit pension plan are offset by the equivalent value of benefits earned under the ESOP.

At Dec. 31, 2012 and Dec. 31, 2011, the ESOP owned 6.9 million and 7.1 million shares of our stock, respectively. The fair value of total ESOP assets was $181 million at Dec. 31, 2012 and $146 million at Dec. 31, 2011. Contributions are made equal to required principal and interest payments on borrowings by the ESOP. There were no contributions and no ESOP related expense in 2012, 2011 or 2010.

We have defined contribution plans, excluding the ESOP, for which we recognized a cost of $180 million in 2012, $182 million in 2011 and $163 million in 2010.

The Benefits Investment Committee appointed Fiduciary Counselors, Inc. to serve as the independent fiduciary to (i) make certain fiduciary decisions related to the continued prudence of offering the common stock of BNY Mellon or its affiliates as an investment option under the plans other than with respect to plan sponsor decisions, and (ii) select and monitor any managed investments (active or passive, including mutual funds) of BNY Mellon or its affiliates to be offered to participants as investment options under the Plan.

Company Financial Information	12 Months Ended
Dec. 31, 2012
Company Financial Information

Note 20—Company financial information

Our bank subsidiaries are subject to dividend limitations under the Federal Reserve Act, as well as national and state banking laws. Under these statutes, prior regulatory consent is required for dividends in any year that would exceed the bank’s net profits for such year combined with retained net profits for the prior two years. Additionally, such bank subsidiaries may not declare dividends in excess of net profits on hand, as defined, after deducting the amount by which the principal amount of all loans, on which interest is past due for a period of six months or more, exceeds the allowance for credit losses.

The payment of dividends also is limited by minimum capital requirements imposed on banks. As of Dec. 31, 2012, BNY Mellon’s bank subsidiaries exceeded these minimum requirements.

Subsequent to Dec. 31, 2012, our bank subsidiaries could declare dividends to the Parent of approximately $2.7 billion without the need for a regulatory waiver. Including the impact of the approximately $850 million charge related to the Feb. 11, 2013 U.S. Tax Court ruling, dividend paying capacity at our bank subsidiaries would decrease to $1.9 billion. In addition, at Dec. 31, 2012, non-bank subsidiaries of the Parent had liquid assets of approximately $1.4 billion.

The bank subsidiaries declared dividends of $679 million in 2012, $156 million in 2011, $239 million in 2010. The Federal Reserve Board and the OCC have issued additional guidelines that require bank holding companies and national banks to continually evaluate the level of cash dividends in relation to their respective operating income, capital needs, asset quality and overall financial condition.

The Federal Reserve Board policy with respect to the payment of cash dividends by bank holding companies provides that, as a matter of prudent banking, a bank holding company should not maintain a rate of cash dividends unless its net income available to common shareholders has been sufficient to fully fund the dividends, and the prospective rate of earnings retention appears to be consistent with the holding company’s capital needs, asset quality and overall financial condition. The Federal Reserve Board can also prohibit a dividend if payment would constitute an unsafe or unsound banking practice. Any increase in BNY Mellon’s ongoing quarterly dividends would require approval from the Federal Reserve. The Federal Reserve’s current guidance provides that, for large bank holding companies like us, dividend payout ratios exceeding 30% of projected after-tax net income will receive particularly close scrutiny.

On Nov. 22, 2011, the Federal Reserve issued a final rule requiring U.S. bank holding companies with total consolidated assets of $50 billion or more, like BNY Mellon, to submit annual capital plans for review. The Federal Reserve will evaluate the bank holding companies’ capital adequacy, internal capital adequacy assessment processes, and their plans to make capital distributions, such as dividend payments or stock repurchases.

BNY Mellon and other affected BHCs may pay dividends, repurchase stock, and make other capital distributions only in accordance with a capital plan that has been reviewed by the Federal Reserve and as to which the Federal Reserve has not objected. The Federal Reserve may object to a capital plan if the plan does not show that the covered BHC will meet all minimum regulatory capital ratios and maintain a ratio of Basel I Tier 1 common equity to risk-weighted assets of at least 5% on a pro forma basis under expected and stressful conditions throughout the nine-quarter planning horizon covered by the capital plan. The capital plan rules also stipulate that a covered BHC may not make a capital distribution unless after giving effect to the distribution it will meet all minimum regulatory capital ratios and have a ratio of Basel I Tier 1 common equity to risk-weighted assets of at least 5%. As part of this process, BNY Mellon also provides the Federal Reserve with estimates of the composition and levels of regulatory capital, risk-weighted assets and other measures under Basel III under an identified scenario. BNY Mellon’s most recent capital plan was submitted to the Federal Reserve on Jan. 7, 2013.

The Federal Reserve has indicated that it expects to publish its objection or non-objection to the capital plan and proposed capital actions, such as dividend payments and share repurchases, no later than March 14, 2013.

The Federal Reserve Act limits and requires collateral for extensions of credit by our insured subsidiary banks to BNY Mellon and certain of its non-bank affiliates. Also, there are restrictions on the amounts of investments by such banks in stock and other securities of BNY Mellon and such affiliates, and restrictions on the acceptance of their securities as collateral for loans by such banks. Extensions of credit by the banks to each of our affiliates are limited to 10% of such bank’s regulatory capital, and in the aggregate for BNY Mellon and all such affiliates to 20%, and collateral must be between 100% and 130% of the amount of the credit, depending on the type of collateral.

Our insured subsidiary banks are required to maintain reserve balances with Federal Reserve Banks under the Federal Reserve Act and Regulation D. Required balances averaged $5.4 billion and $4.3 billion for the years 2012 and 2011, respectively.

In the event of impairment of the capital stock of one of the Parent’s national banks or The Bank of New York Mellon, the Parent, as the banks’ stockholder, could be required to pay such deficiency.

The Parent guarantees the debt issued by Mellon Funding Corporation, a wholly-owned financing subsidiary of the Company. The Parent also guarantees committed and uncommitted lines of credit of Pershing LLC and Pershing Limited subsidiaries. The Parent guarantees described above are full and unconditional and contain the standard provisions relating to parent guarantees of subsidiary debt. Additionally, the Parent guarantees or indemnifies obligations of its consolidated subsidiaries as needed. Generally there are no stated notional amounts included in these indemnifications and the contingencies triggering the obligation for indemnification are not expected to occur. As a result, we are unable to develop an estimate of the maximum payout under these indemnifications. However, we believe the possibility is remote that we will have to make any material payment under these guarantees and indemnifications.

The Parent’s condensed financial statements are as follows:

Condensed Income Statement—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2012	2011	2010 (a)
Dividends from bank subsidiaries	$645	$120	$200
Dividends from nonbank subsidiaries	199	54	74
Interest revenue from bank subsidiaries	120	211	211
Interest revenue from nonbank subsidiaries	126	130	131
Gain on securities held for sale	11	17	5
Other revenue	47	51	73
Total revenue	1,148	583	694
Interest (including $30, $13, $14 to subsidiaries)	340	282	285
Other expense	103	138	221
Total expense	443	420	506
Income before income taxes and equity in undistributed net income of subsidiaries	705	163	188
Provision (benefit) for income taxes	(83)	66	(465)
Equity in undistributed net income:
Bank subsidiaries	936	1,781	1,630
Nonbank subsidiaries	721	638	235
Net income	2,445	2,516	2,518
Preferred dividends	(18)	-	-
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	$2,427	$2,516	$2,518
(a)	Includes the results of discontinued operations.

Condensed Balance Sheet—The Bank of New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2012	2011
Assets:
Cash and due from banks	$4,182	$4,884
Securities	112	188
Loans—net of allowance	13	20
Investment in and advances to subsidiaries and associated companies:
Banks	28,371	29,169
Other	24,273	20,930
Subtotal	52,644	50,099
Corporate-owned life insurance	682	666
Other assets	3,024	3,009
Total assets	$60,657	$58,866
Liabilities:
Deferred compensation	$489	$492
Commercial paper	338	10
Affiliate borrowings	3,338	3,407
Other liabilities	2,647	2,735
Long-term debt	17,414	18,805
Total liabilities	24,226	25,449
Shareholders’ equity	36,431	33,417
Total liabilities and shareholders’ equity	$60,657	$58,866

Condensed Statement of Cash Flows—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2012	2011	2010
Operating activities:
Net income	$2,445	$2,516	$2,518
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Amortization	13	13	14
Equity in undistributed net (income)/loss of subsidiaries	(1,657)	(2,419)	(1,865)
Change in accrued interest receivable	13	(22)	2
Change in accrued interest payable	(16)	11	2
Change in taxes payable (a)	177	168	(321)
Other, net	(179)	(80)	179
Net cash provided by operating activities	796	187	529
Investing activities:
Purchases of securities	-	(50)	(5)
Proceeds from sales of securities	86	101	43
Change in loans	7	32	61
Acquisitions of, investments in, and advances to subsidiaries	175	(611)	(1,002)
Other, net	17	-	208
Net cash provided by/(used in) investing activities	285	(528)	(695)
Financing activities:
Net change in commercial paper	328	-	(2)
Proceeds from issuance of long-term debt	2,761	5,042	1,347
Repayments of long-term debt	(4,163)	(1,911)	(2,614)
Change in advances from subsidiaries	(53)	63	(10)
Issuance of common stock	65	43	728
Treasury stock acquired	(1,148)	(873)	(41)
Issuance of preferred stock	1,068	-	-
Cash dividends paid	(641)	(593)	(440)
Tax benefit realized on share based payment awards	-	2	1
Net cash provided by/(used in) financing activities	(1,783)	1,773	(1,031)
Change in cash and due from banks	(702)	1,432	(1,197)
Cash and due from banks at beginning of year	4,884	3,452	4,649
Cash and due from banks at end of year	$4,182	$4,884	$3,452
Supplemental disclosures
Interest paid	$324	$293	$284
Income taxes paid	$401	$212	$442 (b)
Income taxes refunded	$1	$123	$178 (b)
(a)	Includes payments received from subsidiaries for taxes of $648 million in 2012, $501 million in 2011 and $900 million in 2010.
(b)	Includes discontinued operations.

Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement

Note 21—Fair value measurement

The guidance related to “Fair Value Measurement” included in ASC 820 defines fair value as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date and establishes a framework for measuring fair value. It establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date and expands the disclosures about instruments measured at fair value. ASC 820 requires consideration of a company’s own creditworthiness when valuing liabilities.

The standard provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The objective is to determine from weighted indicators of fair value a reasonable point within the range that is most representative of fair value under current market conditions.

Determination of fair value

Following is a description of our valuation methodologies for assets and liabilities measured at fair value. We have established processes for determining fair values. Fair value is based upon quoted market prices in active markets, where available. For financial instruments where quotes from recent exchange transactions are not available, we determine fair value based on discounted cash flow analysis, comparison to similar instruments, and the use of financial models. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Model-based pricing uses inputs of observable prices, where available, for interest rates, foreign exchange rates, option volatilities and other factors. Models are benchmarked and validated by an independent internal risk management function. Our valuation process takes into consideration factors such as counterparty credit quality, liquidity, concentration concerns, and observability of model parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.

Most derivative contracts are valued using internally developed models which are calibrated to observable market data and employ standard market pricing theory for their valuations. An initial “risk-neutral” valuation is performed on each position assuming time-discounting based on a AA credit curve. Then, to arrive at a fair value that incorporates counter-party credit risk, a credit adjustment is made to these results by discounting each trade’s expected exposures to the counterparty using the counterparty’s credit spreads, as implied by the credit default swap market. We also adjust expected liabilities to the counterparty using BNY Mellon’s own credit spreads, as implied by the credit default swap market. Accordingly, the valuation of our derivative position is sensitive to the current changes in our own credit spreads as well as those of our counterparties.

In certain cases, recent prices may not be observable for instruments that trade in inactive or less active markets. Upon evaluating the uncertainty in valuing financial instruments subject to liquidity issues, we make an adjustment to their value. The determination of the liquidity adjustment includes the availability of external quotes, the time since the latest available quote and the price volatility of the instrument.

Certain parameters in some financial models are not directly observable and, therefore, are based on management’s estimates and judgments. These financial instruments are normally traded less actively. We apply valuation adjustments to mitigate the possibility of error and revision in the model based estimate value. Examples include products where parameters such as correlation and recovery rates are unobservable.

The methods described above for instruments that trade in inactive or less active markets may produce a current fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We believe our methods of determining fair value are appropriate and consistent with other market participants. However, the use of different methodologies or different assumptions to value certain financial instruments could result in a different estimate of fair value.

Valuation hierarchy

ASC 820 established a three-level valuation hierarchy for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described below.

Level 1: Inputs to the valuation methodology are recent quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include debt and equity securities and derivative financial instruments actively traded on exchanges and U.S. Treasury securities that are actively traded in highly liquid over-the-counter markets.

Level 2: Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include debt instruments that are traded less frequently than exchange traded securities and derivative instruments whose model inputs are observable in the market or can be corroborated by market observable data. Examples in this category are certain variable and fixed rate agency and non-agency securities, corporate debt securities and derivative contracts.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Examples in this category include interests in certain securitized financial assets, certain private equity investments, and derivative contracts that are highly structured or long-dated.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities include both long and short positions. Level 1 securities include highly liquid government bonds, money market mutual funds and exchange-traded equities.

If quoted market prices are not available, we estimate fair values using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include certain agency and non-agency mortgage-backed securities, commercial mortgage-backed securities, sovereign debt, corporate bonds and foreign covered bonds.

For securities where quotes from recent transactions are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain recent transactions for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2. Pricing sources discontinue pricing any specific security whenever they determine there is insufficient observable data to provide a good faith opinion on price.

In addition, we have significant investments in more actively traded agency RMBS and other types of securities such as sovereign debt. The pricing sources derive the prices for these securities largely from quotes they obtain from three major inter-dealer brokers. The pricing sources receive their daily observed trade price and other information feeds from the inter-dealer brokers.

For securities with bond insurance, the financial strength of the insurance provider is analyzed and that information is included in the fair value assessment for such securities.

In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3 of the valuation hierarchy. Securities classified within Level 3 primarily include other debt securities and securities of state and political subdivisions.

At Dec. 31, 2012, more than 99% of our securities were valued by pricing sources with reasonable levels of price transparency. Less than 1% of our securities were priced based on economic models and non-binding dealer quotes, and are included in Level 3 of the ASC 820 hierarchy.

Consolidated collateralized loan obligations

BNY Mellon values assets in consolidated CLOs using observable market prices observed from the secondary loan market. The returns to the note holders are solely dependent on the assets and accordingly equal the value of those assets. Based on the structure of the CLOs, the valuation of the assets is attributable to the senior note holders. Changes in the values of assets and liabilities are reflected in the income statement as investment income and interest of investment management fund note holders, respectively.

Derivatives

We classify exchange-traded derivatives valued using quoted prices in Level 1 of the valuation hierarchy. Examples include exchanged-traded equity and foreign exchange options. Since few other classes of derivative contracts are listed on an exchange, most of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters and we classify them in Level 2 of the valuation hierarchy. Such derivatives include basic swaps and options and credit default swaps.

Derivatives valued using models with significant unobservable market parameters in markets that lack two-way flow are classified in Level 3 of the valuation hierarchy. Examples include long-dated interest rate or currency swaps and options, where parameters may be unobservable for longer maturities; and certain products, where correlation risk is unobservable. The fair value of these derivatives compose less than 1% of our derivative financial instruments. Additional disclosures of derivative instruments are provided in Note 24 of the Notes to Consolidated Financial Statements.

Loans and unfunded lending-related commitments

Where quoted market prices are not available, we generally base the fair value of loans and unfunded lending-related commitments on observable market prices of similar instruments, including bonds, credit derivatives and loans with similar characteristics. If observable market prices are not available, we base the fair value on estimated cash flows adjusted for credit risk which are discounted using an interest rate appropriate for the maturity of the applicable loans or the unfunded lending-related commitments.

Unrealized gains and losses, if any, on unfunded lending-related commitments carried at fair value are classified in Other assets and Other liabilities, respectively. Loans and unfunded lending-related commitments carried at fair value are generally classified within Level 2 of the valuation hierarchy.

Seed capital

In our Investment Management business we manage investment assets, including equities, fixed income, money market and alternative investment funds for institutions and other investors; as part of that activity we make seed capital investments in certain funds. Seed capital is included in other assets. When applicable, we value seed capital based on the published NAV of the fund. We include funds in which ownership interests in the fund are publicly traded in an active market and institutional funds in which investors trade in and out daily in Level 1 of the valuation hierarchy. We include open-end funds where investors are allowed to sell their ownership interest back to the fund less frequently than daily and where our interest in the fund contains no other rights or obligations in Level 2 of the valuation hierarchy. However, we generally include investments in funds that allow investors to sell their ownership interest back to the fund less frequently than monthly in Level 3, unless actual redemption prices are observable.

For other types of investments in funds, we consider all of the rights and obligations inherent in our ownership interest, including the reported NAV as well as other factors that affect the fair value of our interest in the fund. To the extent the NAV measurements reported for the investments are based on unobservable inputs or include other rights and obligations (e.g., obligation to meet cash calls), we generally classify them in Level 3 of the valuation hierarchy.

Certain interests in securitizations

For certain interests in securitizations which are classified in securities available-for-sale, trading assets and long-term debt, we use discounted cash flow models which generally include assumptions of projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and estimates of payments to third-party investors. When available, we compare our fair value estimates and assumptions to market activity and to the actual results of the securitized portfolio.

Private equity investments

Our Other segment includes holdings of nonpublic private equity investment through funds managed by third-party investment managers. We value private equity investments initially based upon the transaction price, which we subsequently adjust to reflect expected exit values as evidenced by financing and sale transactions with third parties or through ongoing reviews by the investment managers.

Private equity investments also include publicly held equity investments, generally obtained through the initial public offering of privately held equity investments. These equity investments are often held in a partnership structure. Publicly held investments are marked-to-market at the quoted public value less adjustments for regulatory or contractual sales restrictions or adjustments to reflect the difficulty in selling a partnership interest.

Discounts for restrictions are quantified by analyzing the length of the restriction period and the volatility of the equity security. Publicly held private equity investments are primarily classified in Level 2 of the valuation hierarchy.

The following tables present the financial instruments carried at fair value at Dec. 31, 2012 and 2011, by caption on the consolidated balance sheet and by ASC 820 valuation hierarchy (as described above). We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us. There were no material transfers between Level 1 and Level 2 during 2012.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2012
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$18,003	$-	$-	$-	$18,003
U.S. Government agencies	-	1,074	-	-	1,074
Sovereign debt	41	9,383	-	-	9,424
State and political subdivisions (b)	-	6,077	45	-	6,122
Agency RMBS	-	34,193	-	-	34,193
Alt-A RMBS	-	279	-	-	279
Prime RMBS	-	728	-	-	728
Subprime RMBS	-	452	-	-	452
Other RMBS	-	2,794	-	-	2,794
Commercial MBS	-	3,139	-	-	3,139
Asset-backed CLOs	-	1,282	-	-	1,282
Other asset-backed securities	-	2,131	-	-	2,131
Equity securities	27	-	-	-	27
Money market funds (b)	2,190	-	-	-	2,190
Corporate bonds	-	1,585	-	-	1,585
Other debt securities	-	2,368	-	-	2,368
Foreign covered bonds	2,995	723	-	-	3,718
Alt-A RMBS (c)	-	1,970	-	-	1,970
Prime RMBS (c)	-	1,010	-	-	1,010
Subprime RMBS (c)	-	130	-	-	130
Total available-for-sale	23,256	69,318	45	-	92,619
Trading assets:
Debt and equity instruments (d)	912	4,116	48	-	5,076
Derivative assets (e):
Interest rate	36	22,734	19	N/A
Foreign exchange	3,364	148	1	N/A
Equity	121	152	38	N/A
Total derivative assets	3,521	23,034	58	(22,311)	4,302
Total trading assets	4,433	27,150	106	(22,311)	9,378
Other assets (f)	135	1,044	120	-	1,299
Subtotal assets of operations at fair value	27,824	97,512	271	(22,311)	103,296
Percentage of assets prior to netting	22%	78%	-
Assets of consolidated investment management funds:
Trading assets	182	10,735	44	-	10,961
Other assets	390	130	-	-	520
Total assets of consolidated investment management funds	572	10,865	44	-	11,481
Total assets	$28,396	$108,377	$315	$(22,311)	$114,777
Percentage of assets prior to netting	21%	79%	-
Trading liabilities:
Debt and equity instruments	$1,121	$659	$-	$-	$1,780
Derivative liabilities (e):
Interest rate	-	23,173	168	N/A
Foreign exchange	3,535	97	-	N/A
Equity	91	266	56	N/A
Total derivative liabilities	3,626	23,536	224	(20,990)	6,396
Total trading liabilities	4,747	24,195	224	(20,990)	8,176
Long-term debt (b)	-	345	-	-	345
Other liabilities (g)	224	354	-	-	578
Subtotal liabilities at fair value	4,971	24,894	224	(20,990)	9,099
Percentage of liabilities prior to netting	17%	82%	1%
Liabilities of consolidated investment management funds:
Trading liabilities	-	10,152	-	-	10,152
Other liabilities	-	29	-	-	29
Total liabilities of consolidated investment management funds	-	10,181	-	-	10,181
Total liabilities	$4,971	$35,075	$224	$(20,990)	$19,280
Percentage of liabilities prior to netting	12%	87%	1%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting cannot be disaggregated by product.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	The Level 1, 2 and 3 fair values of derivative assets and derivative liabilities are presented on a gross basis.
(f)	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
(g)	Includes derivatives in designated hedging relationships.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2011
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$17,326	$-	$-	$-	$17,326
U.S. Government agencies	-	958	-	-	958
Sovereign debt	44	11,910	-	-	11,954
State and political subdivisions (b)	-	2,694	45	-	2,739
Agency RMBS	-	26,796	-	-	26,796
Alt-A RMBS	-	273	-	-	273
Prime RMBS	-	815	-	-	815
Subprime RMBS	-	418	-	-	418
Other RMBS	-	903	-	-	903
Commercial MBS	-	3,339	-	-	3,339
Asset-backed CLOs	-	1,444	-	-	1,444
Other asset-backed securities	-	532	-	-	532
Equity securities	9	21	-	-	30
Money market funds (b)	973	-	-	-	973
Corporate bonds	-	1,738	-	-	1,738
Other debt securities	-	2,622	3	-	2,625
Foreign covered bonds	1,820	605	-	-	2,425
Alt-A RMBS (c)	-	1,879	-	-	1,879
Prime RMBS (c)	-	1,175	-	-	1,175
Subprime RMBS (c)	-	125	-	-	125
Total available-for-sale	20,172	58,247	48	-	78,467
Trading assets:
Debt and equity instruments (d)	485	1,655	63	-	2,203
Derivative assets (e):
Interest rate	164	26,434	54	N/A
Foreign exchange	4,519	113	-	N/A
Equity	91	284	43	N/A
Other	-	3	-	N/A
Total derivative assets	4,774	26,834	97	(26,047)	5,658
Total trading assets	5,259	28,489	160	(26,047)	7,861
Loans	-	10	-	-	10
Other assets (f)	672	1,019	157	-	1,848
Subtotal assets of operations at fair value	26,103	87,765	365	(26,047)	88,186
Percentage of assets prior to netting	23%	77%	-
Assets of consolidated investment management funds:
Trading assets	323	10,428	-	-	10,751
Other assets	453	143	-	-	596
Total assets of consolidated investment management funds	776	10,571	-	-	11,347
Total assets	$26,879	$98,336	$365	$(26,047)	$99,533
Percentage of assets prior to netting	22%	78%	-
Trading liabilities:
Debt and equity instruments	$418	$537	$-	$-	$955
Derivative liabilities (e):
Interest rate	-	27,201	239	N/A
Foreign exchange	4,311	44	-	N/A
Equity	55	200	75	N/A
Total derivative liabilities	4,366	27,445	314	(25,009)	7,116
Total trading liabilities	4,784	27,982	314	(25,009)	8,071
Long-term debt (b)	-	326	-	-	326
Other liabilities (g)	14	368	-	-	382
Subtotal liabilities at fair value	4,798	28,676	314	(25,009)	8,779
Percentage of liabilities prior to netting	14%	85%	1%
Liabilities of consolidated investment management funds:
Trading liabilities	-	10,053	-	-	10,053
Other liabilities	2	30	-	-	32
Total liabilities of consolidated investment management funds	2	10,083	-	-	10,085
Total liabilities	$4,800	$38,759	$314	$(25,009)	$18,864
Percentage of liabilities prior to netting	11%	88%	1%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting cannot be disaggregated by product.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	The Level 1, 2 and 3 fair values of derivative assets and derivative liabilities are presented on a gross basis.
(f)	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
(g)	Includes derivatives in designated hedging relationships.

Details of certain items measured at fair value on a recurring basis	Dec. 31, 2012					Dec. 31, 2011
	Total carrying	Ratings				Total carrying	Ratings
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollar amounts in millions)	value (a)					value (a)
Alt-A RMBS, originated in:
2006-2007	$111	-%	-%	-%	100%	$99	-%	-%	-%	100%
2005	107	-	-	-	100	113	-	-	-	100
2004 and earlier	61	4	9	25	62	61	27	13	47	13
Total Alt-A RMBS	$279	1%	2%	6%	91%	$273	6%	3%	11%	80%
Prime RMBS, originated in:
2007	$106	-%	-%	45%	55%	$121	38%	4%	-%	58%
2006	70	-	-	-	100	75	-	-	-	100
2005	215	-	33	7	60	230	32	-	-	68
2004 and earlier	337	16	42	7	35	389	29	38	11	22
Total prime RMBS	$728	7%	29%	12%	52%	$815	28%	19%	5%	48%
Subprime RMBS, originated in:
2007	$-	-%	-%	-%	-%	$2	-%	2%	98%	-%
2005	108	4	8	34	54	82	23	12	29	36
2004 and earlier	344	3	4	6	87	334	5	15	18	62
Total subprime RMBS	$452	3%	5%	13%	79%	$418	8%	14%	21%	57%
Commercial MBS—Domestic, originated in:
2009-2012	$283	97%	3%	-%	-%	$200	100%	-%	-%	-%
2008	24	59	41	-	-	25	16	84	-	-
2007	707	78	16	6	-	789	66	26	8	-
2006	900	85	14	1	-	892	85	15	-	-
2005	640	98	1	1	-	696	94	6	-	-
2004 and earlier	285	100	-	-	-	403	97	2	1	-
Total commercial MBS—Domestic	$2,839	89%	9%	2%	-%	$3,005	84%	14%	2%	-%
Foreign covered bonds:
Canada	$925	100%	-%	-%	-%	$795	100%	-%	-%	-%
Germany	866	98	2	-	-	1,461	99	1	-	-
United Kingdom	756	100	-	-	-	25	100	-	-	-
Netherlands	360	100	-	-	-	26	100	-	-	-
Other	811	100	-	-	-	118	100	-	-	-
Total foreign covered bonds	$3,718	100%	-%	-%	-%	$2,425	100%	-%	-%	-%
European floating rate notes—available-for-sale:
United Kingdom	$1,873	79%	19%	2%	-%	$686	72%	28%	-%	-%
Netherlands	841	100	-	-	-	47	35	65	-	-
Ireland	161	15	-	-	85	203	-	50	47	3
Italy	125	-	100	-	-	150	100	-	-	-
Australia	77	94	6	-	-	101	91	9	-	-
Germany	68	-	9	-	91	93	21	6	73	-
France	-	-	-	-	-	9	100	-	-	-
Luxembourg	-	-	-	-	-	140	-	100	-	-
Total European floating rate notes—available-for-sale	$3,145	77%	15%	2%	6%	$1,429	55%	34%	11%	-%
Sovereign debt:
United Kingdom	$4,771	100%	-%	-%	-%	$4,526	100%	-%	-%	-%
Netherlands	2,054	100	-	-	-	2,230	100	-	-	-
Germany	1,646	100	-	-	-	2,347	100	-	-	-
France	897	100	-	-	-	2,790	100	-	-	-
Other	56	100	-	-	-	61	97	3	-	-
Total sovereign debt	$9,424	100%	-%	-%	-%	$11,954	100%	-%	-%	-%
Alt-A RMBS (b), originated in:
2006-2007	$1,128	-%	-%	-%	100%	$1,042	-%	-%	-%	100%
2005	622	4	-	1	95	628	5	-	1	94
2004 and earlier	220	-	2	12	86	209	-	4	27	69
Total Alt-A RMBS (b)	$1,970	1%	-%	2%	97%	$1,879	2%	-%	3%	95%
Prime RMBS (b), originated in:
2006-2007	$601	-%	-%	-%	100%	$678	-%	-%	-%	100%
2005	378	-	1	2	97	465	-	4	-	96
2004 and earlier	31	-	8	24	68	32	9	-	22	69
Total prime RMBS (b)	$1,010	-%	1%	1%	98%	$1,175	-%	2%	1%	97%
Subprime RMBS (b), originated in:
2005-2007	$94	-%	-%	-%	100%	$88	-%	-%	-%	100%
2004 and earlier	36	5	-	36	59	37	5	34	-	61
Total subprime RMBS (b)	$130	2%	-%	10%	88%	$125	2%	10%	-%	88%
(a)	At Dec. 31, 2012 and Dec. 31, 2011, foreign covered bonds were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
(b)	Previously included in the Grantor Trust.

Changes in Level 3 fair value measurements

Our classification of a financial instrument in Level 3 of the valuation hierarchy is based on the significance of the unobservable factors to the overall fair value measurement. However, these instruments generally include other observable components that are actively quoted or validated to third-party sources; accordingly, the gains and losses in the table below include changes in fair value due to observable parameters as well as the unobservable parameters in our valuation methodologies. We also frequently manage the risks of Level 3 financial instruments using securities and derivatives positions that are Level 1 or 2 instruments which are not included in the table; accordingly, the gains or losses below do not reflect the effect of our risk management activities related to the Level 3 instruments.

The Company has a Level 3 Pricing Committee which validates the valuation techniques used in determining the fair value of Level 3 assets and liabilities.

The tables below include a roll forward of the balance sheet amounts for the years ended Dec. 31, 2012 and 2011 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2012
	Available-for-sale securities				Trading assets
(in millions)	State and political subdivisions		Other debt securities		Debt and equity instruments		Derivative assets (a)		Other assets	Total assets of operations	Assets of consolidated management funds
Fair value at Dec. 31, 2011	$45		$3		$63		$97		$157	$365	$-
Transfers out of Level 3	-		-		-		(5)		-	(5)	-
Total gains or (losses) for the period:
Included in earnings (or changes in net assets)	3	(b)	(3	) (b)	(2	) (c)	(44	) (c)	7 (d)	(39)	-	(e)
Purchases, sales and settlements:			-
Purchases	-		-		-		10		19	29	44
Sales	-		-		(13)		-		(55)	(68)	-
Settlements	(3)		-		-		-		(8)	(11)	-
Fair value at Dec. 31, 2012	$45		$-		$48		$58		$120	$271	$44
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period					$(3)		$(23)		$2	$(24)	$-
(a)	Derivative assets are reported on a gross basis.
(b)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
(c)	Reported in foreign exchange and other trading revenue.
(d)	Reported in investment and other income.
(e)	Reported in income from consolidated investment management funds.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2012
	Trading liabilities		Total liabilities
(in millions)	Derivative liabilities (a)
Fair value at Dec. 31, 2011	$314		$314
Transfers out of Level 3	(8)		(8)
Total (gains) or losses for the period:
Included in earnings (or changes in net liabilities)	(82	) (b)	(82)
Fair value at Dec. 31, 2012	$224		$224
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$(30)		$(30)
(a)	Derivative liabilities are reported on a gross basis.
(b)	Reported in foreign exchange and other trading revenue.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2011
	Available-for- sale securities				Trading assets
(in millions)	State and political subdivisions		Other debt securities		Debt and equity instruments		Derivative assets (a)	Loans	Other assets	Total assets
Fair value at Dec. 31, 2010	$10		$58		$32		$119	$6	$113	$338
Transfers into Level 3	35		-		25		48	-	49	157
Transfers out of Level 3	-		(55)		-		(84)	(2)	(3)	(144)
Total gains or (losses):
Included in earnings (or changes in net assets)	-	(b)	-	(b)	6	(c)	15 (c)	-	9 (d)	30
Purchases, issuances, sales and settlements:
Purchases	-		-		-		-	-	4	4
Issuances	-		-		-		-	1	-	1
Sales	-		-		-		-	-	(15)	(15)
Settlements	-		-		-		(1)	(5)	-	(6)
Fair value at Dec. 31, 2011	$45		$3		$63		$97	$-	$157	$365
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period					$4		$15	$-	$-	$19
(a)	Derivative assets are reported on a gross basis.
(b)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
(c)	Reported in foreign exchange and other trading revenue.
(d)	Reported in investment and other income.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2011
	Trading liabilities
(in millions)	Debt and equity instruments	Derivative liabilities (a)	Other liabilities		Total liabilities
Fair value at Dec. 31, 2010	$6	$171	$2		$179
Transfers into Level 3	-	77	-		77
Transfers out of Level 3	-	(9)	-		(9)
Total (gains) or losses:
Included in earnings (or changes in net liabilities)	-	88 (b)	(2	) (c)	86
Purchases, issuances, sales and settlements:
Settlements	(6)	(13)	-		(19)
Fair value at Dec. 31, 2011	$-	$314	$-		$314
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$-	$142	$-		$142
(a)	Derivative liabilities are reported on a gross basis.
(b)	Reported in foreign exchange and other trading revenue.
(c)	Reported in investment and other income.

Assets and liabilities measured at fair value on a nonrecurring basis

Under certain circumstances, we make adjustments to fair value our assets, liabilities and unfunded lending-related commitments although they are not measured at fair value on an ongoing basis. An example would be the recording of an impairment of an asset.

The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy as of Dec. 31, 2012 and 2011, for which a nonrecurring change in fair value has been recorded during the years ended Dec. 31, 2012 and 2011.

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2012 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$183	$23	$206
Other assets (b)	-	79	-	79
Total assets at fair value on a nonrecurring basis	$-	$262	$23	$285

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2011 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$178	$43	$221
Other assets (b)	-	126	-	126
Total assets at fair value on a nonrecurring basis	$-	$304	$43	$347
(a)	During the years ended Dec. 31, 2012 and 2011, the fair value of these loans was reduced $20 million and $32 million, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.
(b)	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or market value.

Level 3 unobservable inputs

The following tables present the unobservable inputs used in valuation of assets and liabilities classified as Level 3 within the fair value hierarchy.

Quantitative information about Level 3 fair value measurements of assets
(dollars in millions)	Fair value at Dec. 31, 2012	Valuation techniques	Unobservable input	Range
Measured on a recurring basis:
Available-for-sale securities:
State and political subdivisions	$45	Discounted cash flow	Expected credit loss	6%-36%
Trading assets:
Debt and equity instruments:
Structured debt	28	Option pricing model (a)	Correlation risk Long-term foreign exchange volatility	15% 11%-17%
Distressed debt	20	Discounted cash flow	Expected maturity Credit spreads	2-15 years 200-950 bps
Derivative assets:
Interest rate:
Structured foreign exchange swaptions	19	Option pricing model (a)	Correlation risk Long-term foreign exchange volatility	0%-25% 11%-17%
Foreign exchange contracts:
Long-term foreign exchange options	1	Option pricing model (a)	Long-term foreign exchange volatility	18%
Equity:
Equity options	38	Option pricing model (a)	Long-term equity volatility	23%-30%
Measured on a nonrecurring basis:
Loans	23	Discounted cash flows	Timing of sale Cap rate Cost to complete/sell	0-18 months 8% 0%-30%

Quantitative information about Level 3 fair value measurements of liabilities
(dollars in millions)	Fair value at Dec. 31, 2012	Valuation techniques	Unobservable input	Range
Measured on a recurring basis:
Trading liabilities:
Derivative liabilities:
Interest rate:
Structured foreign exchange swaptions	$168	Option pricing model (a)	Correlation risk Long-term foreign exchange volatility	0%-25% 11%-17%
Equity:
Equity options	56	Option pricing model (a)	Long-term equity volatility	23%-32%
(a)	The option pricing model uses market inputs such as foreign currency exchange rates, interest rates and volatility to calculate the fair value of the option.

Estimated fair value of financial instruments

The carrying amounts of our financial instruments (i.e., monetary assets and liabilities) are determined under different accounting methods—see Note 1 of the Notes to Consolidated Financial Statements. The following disclosure discusses these instruments on a uniform fair value basis. However, active markets do not exist for a significant portion of these instruments. For financial instruments where quoted prices from identical assets and liabilities in active markets do not exist, we determine fair value based on discounted cash flow analysis and comparison to similar instruments. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Other judgments would result in different fair values. The assumptions we used at Dec. 31, 2012 and Dec. 31, 2011 include discount rates ranging principally from 0.01% to 4.86%. The fair value information supplements the basic financial statements and other traditional financial data presented throughout this report.

A summary of the practices used for determining fair value and the respective level in the valuation hierarchy for financial assets and liabilities not recorded at fair value is as follows.

Interest-bearing deposits with the Federal Reserve and other central banks and interest-bearing deposits with banks

The estimated fair value of interest-bearing deposits with the Federal Reserve and other central banks is equal to the book value as these interest-bearing deposits are generally considered cash equivalents. These instruments are classified as Level 2 within the valuation hierarchy. The estimated fair value of interest-bearing deposits with banks is generally determined using discounted cash flows and duration of the instrument to maturity. The primary inputs used to value these transactions are interest rates based on current LIBOR market rates and time to maturity. Interest-bearing deposits with banks are classified as Level 2 within the valuation hierarchy.

Federal funds sold and securities purchased under resale agreements

The estimated fair value of federal funds sold and securities purchased under resale agreements is based on inputs such as interest rates and tenors. Federal funds sold and securities purchased under resale agreements are classified as Level 2 within the valuation hierarchy.

Securities held-to-maturity

Where quoted prices are available in an active market for identical assets and liabilities, we classify the securities as Level 1 within the valuation hierarchy. Securities are defined as both long and short positions. Level 1 securities include U.S. Treasury securities.

If quoted market prices are not available for identical assets and liabilities, we estimate fair value using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified as Level 2 within the valuation hierarchy, include certain agency and non-agency mortgage-backed securities, commercial mortgage-backed securities and state and political subdivision securities. For securities where quotes from active markets are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain active market prices for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2 within the valuation hierarchy.

Loans

For residential mortgage loans, fair value is estimated using discounted cash flow analysis, adjusting where appropriate for prepayment estimates, using interest rates currently being offered for loans with similar terms and maturities to borrowers. The estimated fair value of margin loans and overdrafts is equal to the book value due to the short-term nature of these assets. The estimated fair value of other types of loans is determined using discounted cash flows. Inputs include current LIBOR market rates adjusted for credit spreads. These loans are generally classified as Level 2 within the valuation hierarchy.

Other financial assets

Other financial assets include cash, the Federal Reserve Bank stock and accrued interest receivable. Cash is classified as Level 1 within the valuation hierarchy. The Federal Reserve Bank stock is not redeemable or transferable. The estimated fair value of the Federal Reserve Bank stock is based on the issue price and is classified as Level 2 within the valuation hierarchy. Accrued interest receivable is generally short-term. As a result, book value is considered to equal fair value. Accrued interest receivable is included as Level 2 within the valuation hierarchy.

Noninterest-bearing and interest-bearing deposits

Interest-bearing deposits are comprised of money market rate and demand deposits, savings deposits and time deposits. Except for time deposits, book value is considered to equal fair value for these deposits due to their short duration to maturity or payable on demand feature. The fair value of interest-bearing time deposits is determined using discounted cash flow analysis. Inputs primarily consist of current LIBOR market rates and time to maturity. For all noninterest-bearing deposits, book value is considered to equal fair value as a result of the short duration of the deposit. Interest-bearing and noninterest-bearing deposits are classified as Level 2 within the valuation hierarchy.

Federal funds purchased and securities sold under repurchase agreements

The estimated fair value of federal funds purchased and securities sold under repurchase agreements is based on inputs such as interest rates and tenors. Federal funds purchased and securities sold under repurchase agreements are classified as Level 2 within the valuation hierarchy.

Payables to customers and broker-dealers

The estimated fair value of payables to customers and broker-dealers is equal to the book value due to demand feature of the payables to customers and broker-dealers and are classified as Level 2 within the valuation hierarchy.

Borrowings

Borrowings primarily consist of overdrafts of subcustodian account balances in our Investment Services businesses, commercial paper and accrued interest payable. The estimated fair value of overdrafts of subcustodian account balances in our Investment Services businesses is considered to equal book value as a result of the short duration of the overdrafts. Overdrafts are typically repaid within two days. The estimated fair value of our commercial paper is based on discount and duration of the commercial paper. Our commercial paper matures within 397 days from date of issue and is not redeemable prior to maturity or subject to voluntary prepayment. Our commercial paper is included in Level 2 of the valuation hierarchy. Accrued interest payable is generally short-term. As a result, book value is considered to equal fair value. Accrued interest payable is included as Level 2 within the valuation hierarchy.

Long-term debt

The estimated fair value of long-term debt is based on current rates for instruments of the same remaining maturity or quoted market prices for the same or similar issues. Long-term debt is classified as Level 2 within the valuation hierarchy.

Summary of financial instruments
	Dec. 31, 2012					Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount	Estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$-	$90,110	$-	$90,110	$90,110	$90,243	$90,243
Interest-bearing deposits with banks	-	43,936	-	43,936	43,910	36,381	36,321
Federal funds sold and securities purchased under resale agreements	-	6,593	-	6,593	6,593	4,510	4,510
Securities held-to-maturity	1,070	7,319	-	8,389	8,205	3,540	3,521
Loans	-	44,031	-	44,031	44,010	41,166	40,970
Other financial assets	4,727	1,115	-	5,842	5,842	5,336	5,336
Total	$5,797	$193,104	$-	$198,901	$198,670	$181,176	$180,901
Liabilities:
Noninterest-bearing deposits	$-	$93,019	$-	$93,019	$93,019	$95,335	$95,335
Interest-bearing deposits	-	153,030	-	153,030	153,076	123,759	123,759
Federal funds purchased and securities sold under repurchase agreements	-	7,427	-	7,427	7,427	6,267	6,267
Payables to customers and broker-dealers	-	16,095	-	16,095	16,095	12,671	12,671
Borrowings	-	1,883	-	1,883	1,883	2,376	2,376
Long-term debt	-	19,397	-	19,397	18,530	20,459	19,933
Total	$-	$290,851	$-	$290,851	$290,030	$260,867	$260,341

The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the unrealized gain (loss) (estimated fair value) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge	Unrealized
(in millions)			Gain	(Loss)
At Dec. 31, 2012:
Interest-bearing deposits with banks	$11,328	$11,328	$38	$(224)
Securities available-for-sale	5,597	5,355	12	(339)
Deposits	10	10	1	-
Long-term debt	15,100	14,314	911	(4)
At Dec. 31, 2011:
Interest-bearing deposits with banks	$8,789	$8,789	$441	$(17)
Securities available-for-sale	4,354	4,009	-	(289)
Deposits	10	10	1	-
Long-term debt	15,048	14,262	964	(9)

Fair Value Option	12 Months Ended
Dec. 31, 2012
Fair Value Option

Note 22—Fair value option

ASC 825 provides an option to elect fair value as an alternative measurement for selected financial assets, financial liabilities, unrecognized firm commitments and written loan commitments.

The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value (in millions)
	Dec. 31, 2012	Dec. 31, 2011
Assets of consolidated investment management funds:
Trading assets	$10,961	$10,751
Other assets	520	596
Total assets of consolidated investment management funds	$11,481	$11,347
Liabilities of consolidated investment management funds:
Trading liabilities	$10,152	$10,053
Other liabilities	29	32
Total liabilities of consolidated investment management funds	$10,181	$10,085

BNY Mellon values assets in consolidated CLOs using observable market prices observed from the secondary loan market. The returns to the note holders are solely dependent on the assets and accordingly equal the value of those assets. Mark-to-market best reflects the limited interest BNY Mellon has in the economic performance of the consolidated CLOs. Changes in the values of assets and liabilities are reflected in the income statement as investment income (loss) of consolidated investment management funds.

We have elected the fair value option on $240 million of long-term debt in connection with ASC 810. At Dec. 31, 2012, the fair value of this long-term debt was $345 million. The long-term debt is valued using observable market inputs and is included in Level 2 of the ASC 820 hierarchy.

The following table presents the changes in fair value of the long-term debt included in foreign exchange and other trading revenue in the consolidated income statement.

Foreign exchange and other trading revenue
	Year ended Dec. 31,
(in millions)	2012	2011
Changes in the fair value of long-term debt (a)	$(19)	$(57)
(a)	The change in fair value of the long-term debt is approximately offset by an economic hedge included in trading.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities

Note 23—Commitments and contingent liabilities

In the normal course of business, various commitments and contingent liabilities are outstanding which are not reflected in the accompanying consolidated balance sheets.

Our significant trading and off-balance sheet risks are securities, foreign currency and interest rate risk management products, commercial lending commitments, letters of credit, securities lending indemnifications and support agreements. We assume these risks to reduce interest rate and foreign currency risks, to provide customers with the ability to meet credit and liquidity needs and to hedge foreign currency and interest rate risks. These items involve, to varying degrees, credit, foreign exchange and interest rate risk not recognized in the balance sheet. Our off-balance sheet risks are managed and monitored in manners similar to those used for on-balance sheet risks. Significant industry concentrations related to credit exposure at Dec. 31, 2012 are disclosed in the financial institutions portfolio exposure table and the commercial portfolio exposure table below.

Financial institutions portfolio exposure	Dec. 31, 2012
(in billions)	Loans	Unfunded commitments	Total exposure
Banks	$5.6	$2.0	$7.6
Securities industry	4.2	2.1	6.3
Asset managers	1.1	3.8	4.9
Insurance	0.1	4.3	4.4
Government	-	2.1	2.1
Other	0.3	1.4	1.7
Total	$11.3	$15.7	$27.0

Commercial portfolio exposure	Dec. 31, 2012
(in billions)	Loans	Unfunded commitments	Total exposure
Services and other	$0.5	$5.6	$6.1
Energy and utilities	0.5	5.5	6.0
Manufacturing	0.3	5.6	5.9
Media and telecom	0.1	1.6	1.7
Total	$1.4	$18.3	$19.7

Major concentrations in securities lending are primarily to broker-dealers and are generally collateralized with cash. Securities lending transactions are discussed below.

The following table presents a summary of our off-balance sheet credit risks, net of participations.

Off-balance sheet credit risks (in millions)	Dec. 31,
	2012	2011
Lending commitments (a)	$31,265	$28,406
Standby letters of credit (b)	7,167	6,707
Commercial letters of credit	219	437
Securities lending indemnifications	245,717	268,812
Support agreements	-	63
(a)	Net of participations totaling $350 million at Dec 31, 2012 and $326 million at Dec. 31, 2011.
(b)	Net of participations totaling $1.0 billion at Dec. 31, 2012 and $1.2 billion at Dec. 31, 2011.

Included in lending commitments are facilities that provide liquidity for variable rate tax-exempt securities wrapped by monoline insurers. The credit approval for these facilities is based on an assessment of the underlying tax-exempt issuer and considers factors other than the financial strength of the monoline insurer.

The total potential loss on undrawn lending commitments, standby and commercial letters of credit, and securities lending indemnifications is equal to the total notional amount if drawn upon, which does not consider the value of any collateral.

Since many of the commitments are expected to expire without being drawn upon, the total amount does not necessarily represent future cash requirements. A summary of lending commitment maturities is as follows: $9.0 billion in less than one year, $22.2 billion in one to five years and $0.1 billion over five years.

Standby letters of credit (“SBLC”) principally support corporate obligations. As shown in the off-balance sheet credit risks table, the maximum potential exposure of SBLCs was $7.2 billion at Dec 31, 2012 and $6.7 billion at Dec. 31, 2011, and includes $781 million and $485 million that were collateralized with cash and securities at Dec. 31, 2012 and 2011, respectively. At Dec. 31, 2012, $4.1 billion of the SBLCs will expire within one year and $3.1 billion in one to five years.

We must recognize, at the inception of standby letters of credit and foreign and other guarantees, a liability for the fair value of the obligation undertaken in issuing the guarantee. As required by ASC 460 – Guarantees, the fair value of the liability, which was recorded with a corresponding asset in other assets, was estimated as the present value of contractual customer fees.

The estimated liability for losses related to these commitments and SBLCs, if any, is included in the allowance for lending-related commitments. The allowance for lending-related commitments was $121 million at Dec. 31, 2012 and $103 million at Dec. 31, 2011.

Payment/performance risk of SBLCs is monitored using both historical performance and internal ratings criteria. BNY Mellon’s historical experience is that SBLCs typically expire without being funded. SBLCs below investment grade are monitored closely for payment/performance risk. The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31,
	2012	2011
Investment grade	93%	91%
Noninvestment grade	7%	9%

A commercial letter of credit is normally a short-term instrument used to finance a commercial contract for the shipment of goods from a seller to a buyer. Although the commercial letter of credit is contingent upon the satisfaction of specified conditions, it represents a credit exposure if the buyer defaults on the underlying transaction. As a result, the total contractual amounts do not necessarily represent future cash requirements. Commercial letters of credit totaled $219 million at Dec. 31, 2012 compared with $437 million at Dec. 31, 2011.

A securities lending transaction is a fully collateralized transaction in which the owner of a security agrees to lend the security (typically through an agent, in our case, The Bank of New York Mellon), to a borrower, usually a broker-dealer or bank, on an open, overnight or term basis, under the terms of a prearranged contract, which normally matures in less than 90 days.

We typically lend securities with indemnification against borrower default. We generally require the borrower to provide cash collateral with a value of 102% of the fair value of the securities borrowed, which is monitored on a daily basis, thus reducing credit risk. Market risk can also arise in securities lending transactions. These risks are controlled through policies limiting the level of risk that can be undertaken. Securities lending transactions are generally entered into only with highly rated counterparties. Securities lending indemnifications were secured by collateral of $253 billion at Dec. 31, 2012 and $276 billion at Dec. 31, 2011. We recorded $198 million of fee revenue from securities lending transactions in 2012 compared with $183 million in 2011.

We expect many of these guarantees to expire without the need to advance any cash. The revenue associated with guarantees frequently depends on the credit rating of the obligor and the structure of the transaction, including collateral, if any.

At Dec. 31, 2012, BNY Mellon had no exposure to support agreements in excess of the reserve. This compares with $63 million at Dec. 31, 2011.

Operating leases

Net rent expense for premises and equipment was $313 million in 2012, $350 million in 2011 and $314 million in 2010.

At Dec. 31, 2012, we were obligated under various noncancelable lease agreements, some of which provide for additional rents based upon real estate taxes, insurance and maintenance and for various renewal options. A summary of the future minimum rental commitments under noncancelable operating leases, net of related sublease revenue, is as follows: 2013—$286 million; 2014—$250 million; 2015—$219 million; 2016—$203 million; 2017—$188 million; and 2018 and thereafter—$744 million.

Indemnification Arrangements

In connection with certain offshore tax exempt funds, that we manage in the UK, we may be liable to indemnify the funds for income tax payments the funds may be required to make in the UK. Her Majesty’s Revenue and Customs (“HRMC”) has asserted that some of these funds may be considered resident in the UK and liable for income taxes starting in 1998. The Company is continuing discussions with HMRC regarding the funds. At the present time, we do not believe any indemnity payments related to the funds are probable or estimable.

We have provided standard representations for underwriting agreements, acquisition and divestiture agreements, sales of loans and commitments, and other similar types of arrangements and customary indemnification for claims and legal proceedings related to providing financial services that are not otherwise included above. Insurance has been purchased to mitigate certain of these risks. Generally, there are no stated or notional amounts included in these indemnifications and the contingencies triggering the obligation for indemnification are not expected to occur. Furthermore, often counterparties to these transactions provide us with comparable indemnifications. We are unable to develop an estimate of the maximum payout under these indemnifications for several reasons. In addition to the lack of a stated or notional amount in a majority of such indemnifications, we are unable to predict the nature of events that would trigger indemnification or the level of indemnification for a certain event. We believe, however, that the possibility that we will have to make any material payments for these indemnifications is remote. At Dec. 31, 2012 and Dec. 31, 2011, we had no material liabilities under these arrangements.

Clearing and Settlement Exchanges

We are a minority equity investor in, and member of, several industry clearing or settlement exchanges through which foreign exchange, securities, or other transactions settle. Certain of these industry clearing and settlement exchanges require their members to guarantee their obligations and liabilities or to provide financial support in the event other members do not honor their obligations. We believe the likelihood that a clearing or settlement exchange (of which we are a member) would become insolvent is remote. Additionally, certain settlement exchanges have implemented loss allocation policies which enable the exchange to allocate settlement losses to the members of the exchange. It is not possible to quantify such mark-to-market loss until the loss occurs. In addition, any ancillary costs that occur as a result of any mark-to-market loss cannot be quantified. At Dec. 31, 2012 and Dec. 31, 2011, we have not recorded any material liabilities under these arrangements.

Legal proceedings

In the ordinary course of business, BNY Mellon and its subsidiaries are routinely named as defendants in or made parties to pending and potential legal actions and regulatory matters. Claims for significant monetary damages are often asserted in many of these legal actions, while claims for disgorgement, penalties and/or other remedial sanctions may be sought in regulatory matters. It is inherently difficult to predict the eventual outcomes of such matters given their complexity and the particular facts and circumstances at issue in each of these matters. However, on the basis of our current knowledge and understanding, we do not believe that judgments or settlements, if any, arising from these matters (either individually or in the aggregate, after giving effect to applicable reserves and insurance coverage) will have a material adverse effect on the consolidated financial position or liquidity of BNY Mellon, although they could have a material effect on net income in a given period.

In view of the inherent unpredictability of outcomes in litigation and regulatory matters, particularly where (i) the damages sought are substantial or indeterminate, (ii) the proceedings are in the early stages, or (iii) the matters involve novel legal theories or a large number of parties, as a matter of course there is considerable uncertainty surrounding the timing or ultimate resolution of litigation and regulatory matters, including a possible eventual loss, fine, penalty or business impact, if any, associated with each such matter. In accordance with applicable accounting guidance, BNY Mellon establishes accruals for litigation and regulatory matters when those matters proceed to a stage where they present loss contingencies that are both probable and reasonably estimable. In such cases, there may be a possible exposure to loss in excess of any amounts accrued. BNY Mellon will continue to monitor such matters for developments that could affect the amount of the accrual, and will adjust the accrual amount as appropriate. If the loss contingency in question is not both probable and reasonably estimable, BNY Mellon does not establish an accrual and the matter will continue to be monitored for any developments that would make the loss contingency both probable and reasonably estimable. BNY Mellon believes that its accruals for legal proceedings are appropriate and, in the aggregate, are not material to the consolidated financial position of BNY Mellon, although future accruals could have a material effect on net income in a given period.

For certain of those matters described herein for which a loss contingency may, in the future, be reasonably possible (whether in excess of a related accrued liability or where there is no accrued liability), BNY Mellon is currently unable to estimate a range of reasonably possible loss. For those matters where BNY Mellon is able to estimate a reasonably possible loss, exclusive of matters described in Note 13 of the Notes to Consolidated Financial Statements, subject to the accounting and reporting requirements of ASC 740 (FASB Interpretation 48), the aggregate range of such reasonably possible loss is up to $470 million in excess of the accrued liability (if any) related to those matters.

The following describes certain judicial, regulatory and arbitration proceedings involving BNY Mellon:

Sentinel Matters

As previously disclosed, on Jan. 18, 2008, The Bank of New York Mellon filed a proof of claim in the Chapter 11 bankruptcy proceeding of Sentinel Management Group, Inc. (“Sentinel”) pending in federal court in the Northern District of Illinois, seeking to recover approximately $312 million loaned to Sentinel and secured by securities and cash in an account maintained by Sentinel at The Bank of New York Mellon. On March 3, 2008, the bankruptcy trustee filed an adversary complaint against The Bank of New York Mellon seeking to disallow The Bank of New York Mellon’s claim and seeking damages for allegedly aiding and abetting Sentinel insiders in misappropriating customer assets and improperly using those assets as collateral for the loan. In a decision dated Nov. 3, 2010, the court found for The Bank of New York Mellon and against the bankruptcy trustee, holding that The Bank of New York Mellon’s loan to Sentinel is valid, fully secured and not subject to equitable subordination. The bankruptcy trustee appealed this decision, and on Aug. 9, 2012, the United States Court of Appeals for the Seventh Circuit issued a decision affirming the trial court’s judgment. On Sept. 7, 2012, the bankruptcy trustee filed a petition for rehearing on the fraudulent transfer portion of the opinion and, on Nov. 30, 2012, the Court of Appeals withdrew its opinion and vacated its judgment. The appeal remains under consideration.

As previously disclosed, in November 2009, the Division of Enforcement of the U.S. Commodities Futures Trading Commission (“CFTC”) indicated that it is considering a recommendation to the CFTC that it file a civil enforcement action against The Bank of New York Mellon for possible violations of the Commodity Exchange Act and CFTC regulations in connection with its relationship to Sentinel. The Bank of New York Mellon responded in writing to the CFTC on Jan. 29, 2010 and provided an explanation as to why an enforcement action is unwarranted.

Securities Lending Matters

As previously disclosed, BNY Mellon or its affiliates have been named as defendants in a number of lawsuits initiated by participants in BNY Mellon’s securities lending program, which is a part of BNY Mellon’s Investment Services business. The lawsuits were filed on various dates from 2009 to 2012, and are currently pending in courts in New York, South Carolina and North Carolina and in commercial court in London. The complaints assert contractual, statutory, and common law claims, including claims for negligence and breach of fiduciary duty. The plaintiffs allege losses in connection with the investment of securities lending collateral, including losses related to investments in Sigma Finance Inc. (“Sigma”), Lehman Brothers Holdings, Inc. and certain asset-backed securities, and seek damages as to those losses. Two of the pending cases seek to proceed as class actions.

On Oct. 25, 2012, the court entered final approval of a previously-announced settlement of the Oklahoma class action lawsuit concerning Sigma losses. Under the terms of the settlement, The Bank of New York Mellon agreed to pay $280 million in exchange for a complete release of claims in the class action.

Matters Relating To Bernard L. Madoff

As previously disclosed, on May 11, 2010, the New York State Attorney General commenced a civil lawsuit against Ivy Asset Management LLC (“Ivy”), a subsidiary of BNY Mellon that manages primarily funds-of-hedge-funds, and two of its former officers in New York state court. The lawsuit alleges that Ivy, in connection with its role as sub-advisor to investment managers whose clients invested with Madoff, did not disclose certain material facts about Madoff. The complaint seeks an accounting of compensation received from January 1997 to the present by the Ivy defendants in connection with the Madoff investments, and unspecified damages, including restitution, disgorgement, costs and attorneys’ fees.

As previously disclosed, on Oct. 21, 2010, the U.S. Department of Labor commenced a civil lawsuit against Ivy, two of its former officers, and others in federal court in the Southern District of New York. The lawsuit alleges that Ivy violated the Employee Retirement Income Security Act (“ERISA”) by failing to disclose certain material facts about Madoff to investment managers subadvised by Ivy whose clients included employee benefit plan investors. The complaint seeks disgorgement and damages.

As previously disclosed, Ivy or its affiliates have been named in a number of civil lawsuits filed beginning Jan. 27, 2009 relating to certain investment funds that allege losses due to the Madoff investments. Ivy acted as a sub-advisor to the investment managers of some of those funds. Plaintiffs assert various causes of action including securities and common-law fraud. Certain of the cases have been certified as class actions and/or assert derivative claims on behalf of the funds. Most of the cases have been consolidated in two actions in federal court in the Southern District of New York, with certain cases filed in New York State Supreme Court for New York and Nassau counties.

On Nov. 13, 2012, Ivy entered into a settlement agreement with the New York State Attorney General, the U.S. Department of Labor, and the civil lawsuit plaintiffs that would settle all claims for $210 million. The settlement is subject to judicial approval, which the various courts have preliminarily given. A hearing on final approval is scheduled for March 15, 2013.

On Dec. 8, 2010, the Trustee overseeing the Madoff liquidation sued many of the same defendants in bankruptcy court in New York, seeking to avoid withdrawals from Madoff investments made by various funds-of-funds (including six funds-of-funds managed by Ivy). On Oct. 12, 2012, Ivy and the Trustee entered into a written settlement agreement, agreeing to settle all claims for $2 million. The settlement was approved by the Bankruptcy Court on Dec. 4, 2012.

Medical Capital Litigations

As previously disclosed, The Bank of New York Mellon has been named as a defendant in a number of class actions and non-class actions brought by numerous plaintiffs in connection with its role as indenture trustee for debt issued by affiliates of Medical Capital Corporation. The actions, filed in late 2009 and currently pending in federal court in the Central District of California, allege that The Bank of New York Mellon breached its fiduciary and contractual obligations to the holders of the underlying securities, and seek unspecified damages. On Dec. 21, 2012, The Bank of New York Mellon entered into a settlement agreement with the plaintiffs and the Federal Equity Receiver for Medical Capital Corporation and its affiliates. Under the terms of the settlement, The Bank of New York Mellon will make a payment of $114 million in exchange for a complete release of claims. The settlement is subject to court approval.

Foreign Exchange Matters

As previously disclosed, beginning in December 2009, government authorities have been conducting inquiries seeking information relating primarily to standing instruction foreign exchange transactions in connection with custody services BNY Mellon provides to public pension plans and certain other custody clients. BNY Mellon is cooperating with these inquiries.

In addition, in early 2011, as previously disclosed, the Virginia Attorney General’s Office and the Florida Attorney General’s Office each intervened in a qui tam lawsuit pending in its jurisdiction, and, on Aug. 11, 2011, filed superseding complaints. On Nov. 9, 2012, the Virginia court, which had previously dismissed all of the claims against BNY Mellon, dismissed the lawsuit with prejudice by agreement of the parties. On Oct. 4, 2011, the New York Attorney General’s Office, the New York City Comptroller and various city pension and benefit funds filed a lawsuit asserting, claims under the Martin Act and state and city false claims acts. Also, on Oct. 4, 2011, the United States Department of Justice (“DOJ”) filed a civil lawsuit seeking civil penalties under 12 U.S.C. Section 1833a and injunctive relief under 18 U.S.C. Section 1345 based on alleged ongoing violations of 18 U.S.C. Sections 1341 and 1343 (mail and wire fraud). On Jan. 17, 2012, the court approved a partial settlement resolving the DOJ’s claim for injunctive relief. In October 2011, several political subdivisions of the state of California intervened in a qui tam lawsuit that was removed to federal district court in California. On March 30, 2012, the court dismissed certain of plaintiffs’ claims, including all claims under the California False Claims Act. Certain plaintiffs have since filed an amended complaint. Several plaintiffs also had their claims dismissed for improper venue and one refiled on Sept. 5, 2012 in a different California federal district court. On Oct. 26, 2011, the Massachusetts Securities Division filed an Administrative Complaint against BNY Mellon.

BNY Mellon has also been named as a defendant in several putative class action federal lawsuits filed on various dates in 2011 and 2012. The complaints, which assert claims including breach of contract and ERISA violations, all allege that the prices BNY Mellon charged for standing instruction foreign exchange transactions executed in connection with custody services provided by BNY Mellon were improper. In addition, BNY Mellon has been named as a nominal defendant in several derivative lawsuits filed 2011 and 2012 in state and federal court in New York. BNY Mellon has also been named in a qui tam lawsuit filed on May 22, 2012 in Massachusetts state court. To the extent these lawsuits are pending in federal court, they have been consolidated for pre-trial purposes in federal court in New York.

Lyondell Litigation

As previously disclosed, in an action filed in New York State Supreme Court for New York County, on Sept. 14, 2010, plaintiffs as holders of debt issued by Basell AF in 2005 allege that The Bank of New York Mellon, as indenture trustee, breached its contractual and fiduciary obligations by executing an intercreditor agreement in 2007 in connection with Basell’s acquisition of Lyondell Chemical Company. Plaintiffs are seeking damages for their alleged losses resulting from the execution of the 2007 intercreditor agreement that allowed the company to increase the amount of its senior debt.

Tax Litigation

As previously disclosed, on Aug. 17, 2009, BNY Mellon received a Statutory Notice of Deficiency disallowing tax benefits for the 2001 and 2002 tax years in connection with a 2001 transaction that involved the payment of UK corporate income taxes that were credited against BNY Mellon’s U.S. corporate income tax liability. On Nov. 10, 2009, BNY Mellon filed a petition with the U.S. Tax Court contesting the disallowance of the benefits. Trial was held from April 16 to May 17, 2012. On Feb. 11, 2013, the Tax Court upheld the IRS’s Notice of Deficiency and disallowed BNY Mellon’s tax credits and associated transaction costs. BNY Mellon will appeal the Tax Court’s ruling. See Note 13 of the Notes to Consolidated Financial Statements for additional information.

Mortgage-Securitization Trusts Proceeding

As previously disclosed, The Bank of New York Mellon as trustee is the petitioner in a legal proceeding filed in New York State Supreme Court, New York County on June 29, 2011, seeking approval of a proposed settlement involving Bank of America Corporation and bondholders in certain Countrywide residential mortgage-securitization trusts. The New York and Delaware Attorneys General have intervened in this proceeding.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments

Note 24—Derivative instruments

We use derivatives to manage exposure to market risk, interest rate risk, credit risk and foreign currency risk. Our trading activities are focused on acting as a market-maker for our customers and facilitating customer trades. In addition, we periodically manage positions for our own account. Positions managed for our own account are immaterial to our foreign exchange and other trading revenue and to our overall results of operations.

The notional amounts for derivative financial instruments express the dollar volume of the transactions; however, credit risk is much smaller. We perform credit reviews and enter into netting agreements to minimize the credit risk of derivative financial instruments. We enter into offsetting positions to reduce exposure to foreign exchange, interest rate and equity risk.

Use of derivative financial instruments involves reliance on counterparties. Failure of a counterparty to honor its obligation under a derivative contract is a risk we assume whenever we engage in a derivative contract. Counterparty default losses were less than $1 million in 2012 and $15 million in 2011. Reserves for losses incurred in both 2012 and 2011 were established in prior years. As a result, these counterparty default losses did not impact income in either year.

Hedging derivatives

We utilize interest rate swap agreements to manage our exposure to interest rate fluctuations. For hedges of available-for-sale investment securities, deposits and long-term debt, the hedge documentation specifies the terms of the hedged items and the interest rate swaps and indicates that the derivative is hedging a fixed rate item and is a fair value hedge, that the hedge exposure is to the changes in the fair value of the hedged item due to changes in benchmark interest rates, and that the strategy is to eliminate fair value variability by converting fixed-rate interest payments to LIBOR.

The available-for-sale investment securities hedged consist of sovereign debt and U.S. Treasury bonds that had original maturities of 30 years or less at initial purchase. The swaps on the sovereign debt and U.S. Treasury bonds are not callable. All of these securities are hedged with “pay fixed rate, receive variable rate” swaps of similar maturity, repricing and fixed rate coupon. At Dec. 31, 2012, $5.2 billion face amount of securities were hedged with interest rate swaps that had notional values of $5.4 billion.

The hedged fixed rate deposits have original maturities of approximately ten years and are not callable. These deposits are hedged with “receive fixed rate, pay variable” rate swaps of similar maturity, repricing and fixed rate coupon. The swaps are not callable. At Dec. 31, 2012, $10 million face amount of deposits were hedged with interest rate swaps that had notional values of $10 million.

The fixed rate long-term debt instruments hedged generally have original maturities of five to 30 years. We issue both callable and non-callable debt. The non-callable debt is hedged with simple interest rate swaps similar to those described for deposits. Callable debt is hedged with callable swaps where the call dates of the swaps exactly match the call dates of the debt. At Dec. 31, 2012, $14 billion par value of debt was hedged with interest rate swaps that had notional values of $14 billion.

In addition, we enter into foreign exchange hedges. We use forward foreign exchange contracts with maturities of nine months or less to hedge our British Pound, Euro and Indian Rupee foreign exchange exposure with respect to foreign currency forecasted revenue and expense transactions in entities that have the U.S. dollar as their functional currency. As of Dec. 31, 2012, the hedged forecasted foreign currency transactions and designated forward foreign exchange contract hedges were $97 million (notional), with a pre-tax loss of less than $1 million recorded in accumulated other comprehensive income. This loss will be reclassified to income or expense over the next nine months.

We use forward foreign exchange contracts with remaining maturities of nine months or less as hedges against our foreign exchange exposure to Australian Dollar, Euro, Swedish Krona, British Pound, Norwegian Krone and Japanese Yen with respect to interest-bearing deposits with banks and their associated forecasted interest revenue. These hedges are designated as cash flow hedges. These hedges are effected such that their maturities and notional values match those of the deposits with banks. As of Dec. 31, 2012, the hedged interest-bearing deposits with banks and their designated forward foreign exchange contract hedges were $11.3 billion (notional), with a pre-tax loss of less than $1 million recorded in accumulated other comprehensive income. This loss will be reclassified to net interest revenue over the next nine months.

Forward foreign exchange contracts are also used to hedge the value of our net investments in foreign subsidiaries. These forward foreign exchange contracts usually have maturities of less than two years. The derivatives employed are designated as hedges of changes in value of our foreign investments due to exchange rates. Changes in the value of the forward foreign exchange contracts offset the changes in value of the foreign investments due to changes in foreign exchange rates. The change in fair market value of these forward foreign exchange contracts is deferred and reported within accumulated translation adjustments in shareholders’ equity, net of tax. At Dec. 31, 2012, forward foreign exchange contracts with notional amounts totaling $5.4 billion were designated as hedges.

In addition to forward foreign exchange contracts, we also designate non-derivative financial instruments as hedges of our net investments in foreign subsidiaries. Those non-derivative financial instruments designated as hedges of our net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies, and, at Dec. 31, 2012, had a combined U.S. dollar equivalent value of $524 million.

Ineffectiveness related to derivatives and hedging relationships was recorded in income as follows:

Ineffectiveness	Year ended Dec. 31,
(in millions)	2012	2011	2010
Fair value hedges on loans	$-	$0.1	$0.1
Fair value hedges of securities	(3.3)	(8.6)	(4.2)
Fair value hedges of deposits and long-term debt	(14.8)	(5.3)	7.7
Cash flow hedges	0.1	(0.1)	0.1
Other (a)	1.6	(0.1)	(0.2)
Total	$(16.4)	$(14.0)	$3.5
(a)	Includes ineffectiveness recorded on foreign exchange hedges.

The following table summarizes the notional amount and credit exposure of our total derivative portfolio at Dec. 31, 2012 and 2011.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
(in millions)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments (a):
Interest rate contracts	$19,679	$18,281	$928	$965	$343	$298
Foreign exchange contracts	16,805	14,160	61	635	361	21
Total derivatives designated as hedging instruments			$989	$1,600	$704	$319
Derivatives not designated as hedging instruments (b):
Interest rate contracts	$796,155	$975,308	$22,789	$26,652	$23,341	$27,440
Equity contracts	11,375	8,205	311	418	413	330
Credit contracts	166	333	-	3	-	-
Foreign exchange contracts	359,204	379,235	3,513	4,632	3,632	4,355
Total derivatives not designated as hedging instruments			$26,613	$31,705	$27,386	$32,125
Total derivatives fair value (c)			$27,602	$33,305	$28,090	$32,444
Effect of master netting agreements (d)			(22,311)	(26,047)	(20,990)	(25,009)
Fair value after effect of master netting agreements			$5,291	$7,258	$7,100	$7,435
(a)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.
(b)	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.
(c)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.
(d)	Master netting agreements are reported net of cash collateral received and paid of $1,452 million and $131 million, respectively, at Dec. 31, 2012, and $1,269 million and $231 million, respectively, at Dec. 31, 2011.

At Dec. 31, 2012, $416 billion (notional) of interest rate contracts will mature within one year, $206 billion between one and five years, and $194 billion after five years. At Dec. 31, 2012, $360 billion (notional) of foreign exchange contracts will mature within one year, $8 billion between one and five years, and $8 billion after five years.

Impact of derivative instruments on the income statement (in millions)
Derivatives in fair value hedging relationships	Location of gain or (loss) recognized in income on derivatives	Gain or (loss) recognized in income on derivatives Year ended Dec. 31,			Location of gain or(loss) recognized in income on hedged item	Gain or (loss) recognized in hedged item Year ended Dec. 31,
		2012	2011	2010		2012	2011	2010
Interest rate contracts	Net interest revenue	$(47)	$(150)	$370	Net interest revenue	$29	$136	$(366)

Derivatives in cash flow hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2012	2011	2010		2012	2011	2010		2012	2011	2010
FX contracts	$ 4	$(118)	$ (7)	Net interest revenue	$ 1	$(114)	$ (6)	Net interest revenue	$ -	$ -	$ -
FX contracts	2	(6)	(134)	Other revenue	3	(6)	(135)	Other revenue	0.1	(0.1)	0.1
FX contracts	236	(525)	-	Trading revenue	236	(525)	-	Trading revenue	-	-	-
FX contracts	(1)	3	(1)	Salary expense	(1)	2	(1)	Salary expense	-	-	-
Total	$241	$(646)	$(142)		$239	$(643)	$(142)		$0.1	$(0.1)	$0.1

Derivatives in net investment hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2012	2011	2010		2012	2011	2010		2012	2011	2010
FX contracts	$(181)	$75	$(52)	Net interest revenue	$-	$-	$-	Other revenue	$1.6	$(0.1)	$(0.2)

Trading activities (including trading derivatives)

We manage trading risk through a system of position limits, a VaR methodology based on Monte Carlo simulations, stop loss advisory triggers, and other market sensitivity measures. Risk is monitored and reported to senior management by a separate unit on a daily basis. Based on certain assumptions, the VaR methodology is designed to capture the potential overnight pre-tax dollar loss from adverse changes in fair values of all trading positions. The calculation assumes a one-day holding period for most instruments, utilizes a 99% confidence level, and incorporates the non-linear characteristics of options. The VaR model is one of several statistical models used to develop economic capital results, which is allocated to lines of business for computing risk-adjusted performance.

As the VaR methodology does not evaluate risk attributable to extraordinary financial, economic or other occurrences, the risk assessment process includes a number of stress scenarios based upon the risk factors in the portfolio and management’s assessment of market conditions. Additional stress scenarios based upon historic market events are also performed. Stress tests, by their design, incorporate the impact of reduced liquidity and the breakdown of observed correlations. The results of these stress tests are reviewed weekly with senior management.

Revenue from foreign exchange and other trading included the following:

Foreign exchange and other trading revenue
(in millions)	2012	2011	2010
Foreign exchange	$520	$761	$787
Other trading revenue:
Fixed income	142	65	80
Credit derivatives/other (a)	30	22	19
Total other trading revenue	172	87	99
Total	$692	$848	$886
(a)	Credit derivatives are used as economic hedges of loans.

Foreign exchange includes income from purchasing and selling foreign currencies and currency forwards, futures and options. Fixed income reflects results from futures and forward contracts, interest rate swaps, foreign currency swaps, options, and fixed income securities. Credit derivatives/Other primarily includes revenue from credit default swaps and income from equity securities and equity derivatives.

Counterparty credit risk and collateral

We assess credit risk of our counterparties through regular examination of their financial statements, confidential communication with the management of those counterparties and regular monitoring of publicly available credit rating information. This and other information is used to develop proprietary credit rating metrics used to assess credit quality.

Collateral requirements are determined after a comprehensive review of the credit quality of each counterparty. Collateral is generally held or pledged in the form of cash or highly liquid government securities. Collateral requirements are monitored and adjusted daily.

Additional disclosures concerning derivative financial instruments are provided in Note 21 of the Notes to Consolidated Financial Statements.

Disclosure of contingent features in over-the-counter (“OTC”) derivative instruments

Certain OTC derivative contracts and/or collateral agreements of The Bank of New York Mellon, our largest banking subsidiary and the subsidiary through which BNY Mellon enters into the substantial majority of all of its OTC derivative contracts and/or collateral agreements, contain provisions that may require us to take certain actions if The Bank of New York Mellon’s public debt rating fell to a certain level. Early termination provisions, or “close-out” agreements, in those contracts could trigger immediate payment of outstanding contracts that are in net liability positions. Certain collateral agreements would require The Bank of New York Mellon to immediately post additional collateral to cover some or all of The Bank of New York Mellon’s liabilities to a counterparty.

The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions as of Dec. 31, 2012 for three key ratings triggers:

If The Bank of New York Mellon’s rating was changed to (Moody’s/S&P)	Potential close-out exposures (fair value) (a)
A3/A-	$740 million
Baa2/BBB	$945 million
Bal/BB+	$2,276 million
(a)	The change between rating categories is incremental, not cumulative.

Additionally, if The Bank of New York Mellon’s debt rating had fallen below investment grade on Dec. 31, 2012, existing collateral arrangements would have required us to have posted an additional $562 million of collateral.

Lines of Businesses	12 Months Ended
Dec. 31, 2012
Lines of Businesses

Note 25—Lines of businesses

We have an internal information system that produces performance data along product and services lines for our two principal businesses and the Other segment.

Organization of our business

On Dec. 31, 2011, BNY Mellon sold its Shareowner Services business. In 2012, we reclassified the results of the Shareowner Services business from the Investment Services business to the Other segment. The reclassification did not impact consolidated results. All prior periods have been restated.

Business accounting principles

Our business data has been determined on an internal management basis of accounting, rather than the generally accepted accounting principles used for consolidated financial reporting. These measurement principles are designed so that reported results of the businesses will track their economic performance.

Business results are subject to reclassification whenever improvements are made in the measurement principles, or when organizational changes are made.

The accounting policies of the businesses are the same as those described in Note 1 of the Notes to Consolidated Financial Statements.

The operations of acquired businesses are integrated with the existing businesses soon after they are completed. As a result of the integration of staff support functions, management of customer relationships, operating processes and the financial impact of funding acquisitions, we cannot precisely determine the impact of acquisitions on income before taxes and therefore do not report it.

Information on our businesses is reported on a continuing operations basis for 2010. See Note 4 of the Notes to Consolidated Financial Statements for a discussion of discontinued operations.

The primary types of revenue for two principal businesses and the Other segment are presented below:

Business	Primary types of revenue
Investment Management

·    Investment management and performance fees from:

Mutual funds

Institutional clients

Private clients

High-net-worth individuals and families, endowments and foundations and related entities

·    Distribution and servicing fees

Investment Services

·    Asset servicing fees, including institutional trust and custody fees, broker-dealer services and securities lending

·    Issuer services fees, including Corporate Trust and Depositary Receipts

·    Clearing services fees, including broker-dealer services, registered investment advisor services and prime brokerage services

·    Treasury services fees, including global payment services and working capital solutions

·    Foreign exchange

Other segment	· Credit-related activities · Leasing operations · Corporate treasury activities · Global markets and institutional banking services · Business exits

The results of our businesses are presented and analyzed on an internal management reporting basis:

·

Revenue amounts reflect fee and other revenue generated by each business. Fee and other revenue transferred between businesses under revenue transfer agreements is included within other revenue in each business.

·

Revenues and expenses associated with specific client bases are included in those businesses. For example, foreign exchange activity associated with clients using custody products is allocated to Investment Services.

·

Net interest revenue is allocated to businesses based on the yields on the assets and liabilities generated by each business. We employ a funds transfer pricing system that matches funds with the specific assets and liabilities of each business based on their interest sensitivity and maturity characteristics.

·	Support and other indirect expenses are allocated to businesses based on internally-developed methodologies.
·	Recurring FDIC expense is allocated to the businesses based on average deposits generated within each business.
·	Litigation expense is generally recorded in the business in which the charge occurs.
·

Management of the investment securities portfolio is a shared service contained in the Other segment. As a result, gains and losses associated with the valuation of the securities portfolio are included in the Other segment.

·

Client deposits serve as the primary funding source for our investment securities portfolio. We typically allocate all interest revenue to the businesses generating the deposits. Accordingly, accretion related to the restructured investment securities portfolio has been included in the results of the businesses.

·	Net securities gains (losses) are recorded in the Other segment.
·	M&I expenses and restructuring charges are corporate level items and are therefore recorded in the Other segment.
·	Balance sheet assets and liabilities and their related income or expense are specifically assigned to each business. Businesses with a net liability position have been allocated assets.
·	Goodwill and intangible assets are reflected within individual businesses.

Total revenue includes approximately $2.3 billion in 2012, $2.2 billion in 2011 and $2.1 billion in 2010, of international operations domiciled in the UK which comprised 16%, 15% and 15% of total revenue, respectively.

The following consolidating schedules show the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2012 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,518	(a)	$7,375	$613	$11,506	(a)
Net interest revenue	214		2,442	317	2,973
Total revenue	3,732		9,817	930	14,479
Provision for credit losses	-		(2)	(78)	(80)
Noninterest expense	2,809		7,568	956	11,333
Income before taxes	$923	(a)	$2,251	$52	$3,226	(a)
Pre-tax operating margin (b)	25%		23%	N/M	22%
Average assets	$36,493		$222,752	$56,136	$315,381
(a)	Total fee and other revenue includes income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes includes noncontrolling interests of $76 million.
(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2011
(dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,254	(a)	$7,665	$777	$11,696	(a)
Net interest revenue	206		2,565	213	2,984
Total revenue	3,460		10,230	990	14,680
Provision for credit losses	1		-	-	1
Noninterest expense	2,736		7,233	1,143	11,112
Income (loss) before taxes	$723	(a)	$2,997	$(153)	$3,567	(a)
Pre-tax operating margin (b)	21%		29%	N/M	24%
Average assets	$37,041		$204,569	$49,535	$291,145
(a)	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2010
(dollar amounts in millions)	Investment Management		Investment Services	Other	Total continuing operations
Fee and other revenue	$3,187	(a)	$6,972	$732	$10,891	(a)
Net interest revenue	203		2,362	360	2,925
Total revenue	3,390		9,334	1,092	13,816
Provision for credit losses	3		-	8	11
Noninterest expense	2,658		6,260	1,252	10,170
Income (loss) before taxes	$729	(a)	$3,074	$(168)	$3,635	(a)
Pre-tax operating margin (b)	22%		33%	N/M	26%
Average assets	$35,407		$158,676	$43,353	$237,436	(c)
(a)	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
(b)	Income before taxes divided by total revenue.
(c)	Including average assets of discontinued operations of $404 million in 2010, consolidated average assets were $237,840 million.

International Operations	12 Months Ended
Dec. 31, 2012
International Operations

Note 26—International operations

International activity includes Investment Management and Investment Services fee revenue generating businesses, foreign exchange trading activity, loans and other revenue producing assets and transactions in which the customer is domiciled outside of the United States and/or the international activity is resident at an international entity. Due to the nature of our international and domestic activities, it is not possible to precisely distinguish between internationally and domestically domiciled customers. As a result, it is necessary to make certain subjective assumptions such as:

·	Income from international operations is determined after internal allocations for interest revenue, taxes, expenses, provision and allowance for credit losses.
·	Expense charges to international operations include those directly incurred in connection with such activities, as well as an allocable share of general support and overhead charges.

Total revenue, income before income taxes, net income and total assets of our international operations are shown in the table below.

International operations
	International				Total international	Total domestic
(in millions)	EMEA		APAC	Other			Total
2012
Total assets at period end (a)	$78,912	(b)	$18,064	$1,816	$98,792	$260,198	$358,990
Total revenue	3,727	(b)	902	646	5,275	9,280	14,555
Income before taxes	936		429	326	1,691	1,611	3,302
Net income	761		349	265	1,375	1,148	2,523
2011
Total assets at period end (a)	$61,115	(b)	$13,030	$1,694	$75,839	$249,427	$325,266
Total revenue	3,780	(b)	842	769	5,391	9,339	14,730
Income before taxes	1,135		426	350	1,911	1,706	3,617
Net income	867		325	267	1,459	1,110	2,569
2010 (c):
Total assets at period end (a)	$72,629	(b)	$8,806	$3,124	$84,559	$162,422	$246,981
Total revenue	3,497	(b)	745	735	4,977	8,898	13,875
Income before taxes	1,222		394	348	1,964	1,730	3,694
Net income from continuing operations	916		295	261	1,472	1,175	2,647
(a)	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.
(b)	Includes revenue of approximately $2.3 billion, $2.2 billion and $2.1 billion and assets of approximately $40.0 billion, $28.3 billion and $44.7 billion in 2012, 2011, and 2010, respectively, of international operations domiciled in the UK, which is 16%, 15% and 15% of total revenue and 11%, 9%, and 18% of total assets, respectively.
(c)	Presented on a continuing operations basis.

Supplemental information to the Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2012
Supplemental information to the Consolidated Statement of Cash Flows

Note 27—Supplemental information to the Consolidated Statement of Cash Flows

Noncash investing and financing transactions that, appropriately, are not reflected in the Consolidated Statement of Cash Flows are listed below.

Noncash investing and financing transactions	Year ended Dec. 31,
(in millions)	2012	2011	2010
Transfers from loans to other assets for OREO	$7	$16	$11
Assets of consolidated VIEs	134	3,419	15,249
Liabilities of consolidated VIEs	96	3,478	13,949
Noncontrolling interests of consolidated VIEs	163	29	699
Disposition of business	-	544	-

Summary of Significant Accounting and Reporting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation

Basis of Presentation

The accounting and financial reporting policies of BNY Mellon, a global financial services company, conform to U.S. generally accepted accounting principles (“GAAP”) and prevailing industry practices.

In the opinion of management, all adjustments necessary for a fair presentation of financial position, results of operations and cash flows for the annual periods have been made. Certain other immaterial reclassifications have been made to prior years to place them on a basis comparable with current period presentation.

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates based upon assumptions about future economic and market conditions which affect reported amounts and related disclosures in our financial statements. Although our current estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Amounts subject to estimates are items such as the allowance for loan losses and lending-related commitments, the fair value of financial instruments and other-than-temporary impairments, goodwill and intangible assets and pension accounting. Among other effects, such changes in estimates could result in future impairments of investment securities, goodwill and intangible assets and establishment of allowances for loan losses and lending-related commitments as well as changes in pension and post-retirement expense.

Equity Method Investments

Equity method investments

The consolidated financial statements include the accounts of BNY Mellon and its subsidiaries. Equity investments of less than a majority but at least 20% ownership are accounted for by the equity method and classified as other assets. Earnings on these investments are reflected in fee and other revenue as investment services fees or investment and other income, as appropriate, in the period earned. Our most significant equity method investments are:

Equity method investments at Dec. 31, 2012
(dollars in millions)	Percentage ownership	Book value
CIBC Mellon	50.0%	$602
Wing Hang	20.7%	$449
Siguler Guff	20.0%	$272
ConvergEx	33.2%	$117

Acquired Businesses

Acquired businesses

The income statement and balance sheet include results of acquired businesses accounted for under the acquisition method of accounting pursuant to ASC 805, Business Combinations and equity investments from the dates of acquisition. For acquisitions completed prior to Jan. 1, 2009, we record the fair value of any contingent payments as an additional cost of the equity acquired in the period that the payment becomes probable. For acquisitions completed after Jan. 1, 2009, contingent purchase consideration was measured at its fair value and recorded on the purchase date. Any subsequent changes in the fair value of a contingent consideration liability will be recorded through the income statement.

Parent Financial Statements

Parent financial statements

The Parent financial statements in Note 20 of the Notes to Consolidated Financial Statements include the accounts of the Parent; those of a wholly-owned financing subsidiary that functions as a financing entity for BNY Mellon and its subsidiaries; and MIPA, LLC, a single-member limited liability company, created to hold and administer corporate-owned life insurance. Financial data for the Parent, the financing subsidiary and the single-member limited liability company are combined for financial reporting purposes because of the limited function of these entities and the unconditional guarantee by BNY Mellon of their obligations.

Nature of Operations

Nature of operations

BNY Mellon is a global leader in providing a broad range of financial products and services in domestic and international markets. Through our two principal businesses, Investment Management and Investment Services, we serve the following major classes of customers—institutions, corporations, and high net worth individuals. For institutions and corporations, we provide the following services:

·	investment management;
·	trust and custody;
·	foreign exchange;
·	fund administration;
·	securities lending;
·	depositary receipts;
·	corporate trust;
·	global payment/cash management;
·	banking services; and
·	clearing services.

For individuals, we provide mutual funds, separate accounts, wealth management and private banking services. BNY Mellon’s investment management businesses provide investment products in many asset classes and investment styles on a global basis.

Variable Interest Entities

Variable interest entities

Accounting guidance on the consolidation of variable interest entities (“VIEs”) is included in ASC 810 Consolidation, ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, and ASU 2010-10 “Amendments for Certain Investment Funds,” which defers ASU 2009-17 for certain asset managers’ interests in entities that apply the specialized accounting guidance for investment companies or that have the attributes of investment companies and for interests in money market funds.

VIEs are defined as certain entities in which the equity investors:

·	do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support; or
·	lack one or more of the following characteristics of a controlling financial interest:
·	The power, through voting rights or similar rights, to direct the activities of an entity that most significantly impact the entity’s economic performance (ASU 2009-17 model).
·	The direct or indirect ability to make decisions about the entity’s activities through voting rights or similar rights (ASC 810 model).
·	The obligation to absorb the expected losses of the entity.
·	The right to receive the expected residual returns of the entity.

We consider the underlying facts and circumstances of individual transactions when assessing whether or not an entity is a potential VIE. BNY Mellon is required to consolidate a VIE if BNY Mellon is determined to be the primary beneficiary.

As a result of ASU 2010-10, BNY Mellon continues to apply ASC 810 to its mutual funds, hedge funds, private equity funds, collective investment funds and real estate investment trusts. If these entities are determined to be VIEs, primary beneficiary calculations are prepared in accordance with ASC 810 to determine whether or not BNY Mellon is the primary beneficiary and required to consolidate the VIE. The primary beneficiary of a VIE is the party that absorbs a majority of the VIE’s expected losses, receives a majority of its expected residual returns or both.

BNY Mellon has two securitizations and several CLOs, which are assessed for consolidation in accordance with ASU 2009-17. The primary beneficiary of these VIE’s is the party that has both: (1) the power to direct the activities of the VIE that most significantly impact that entity’s economic performance, and (2) the obligation to absorb losses, or the right to receive benefits, from the VIE that could potentially be significant to the VIE.

Voting Interest Entities

Voting interest entities

If BNY Mellon can exert control over the financial and operating policies of an investee, which generally can occur if there is a 50% or more voting interest or if partners or members of an investee do not have certain substantive rights, BNY Mellon consolidates the investee.

Investees structured as limited partnerships or limited liability companies for which BNY Mellon is either the general partner or managing member are presumed to be controlled by BNY Mellon. In accordance with ASC 810-20 Control of Partnerships and Similar Entities, we review the rights of the limited partners and members to determine whether that presumption can be overcome. The presumption of control is overcome when the limited partners or managing members have the ability to dissolve the entity, can remove BNY Mellon, as the general partner or managing member without cause based on a simple majority vote of unaffiliated limited partners or members or have other substantive participating rights. If the presumption of control is not overcome, the entity is consolidated.

Trading Account Securities, Available-For-Sale Securities, and Held-To-Maturity Securities

Trading account securities, available-for-sale securities, and held-to-maturity securities

Securities are accounted for under ASC 320 Investments—Debt and Equity Securities. Securities are generally classified in the trading, available-for-sale investment or the held-to-maturity investment securities portfolios when they are purchased. Securities are classified as trading securities when our intention is to resell. Securities are classified as available-for-sale securities when we intend to hold the securities for an indefinite period of time or when the securities may be used for tactical asset/liability purposes and may be sold from time to time to effectively manage interest rate exposure, prepayment risk and liquidity needs. Securities are classified as held-to-maturity securities when we intend to hold them until maturity.

Trading securities are stated at fair value. Trading revenue includes both realized and unrealized gains and losses. The liability incurred on short-sale transactions, representing the obligation to deliver securities, is included in trading liabilities at fair value.

Available-for-sale securities are stated at fair value. The difference between fair value and amortized cost representing unrealized gains or losses on assets classified as available-for-sale, are recorded net of tax as an addition to or deduction from other comprehensive income (“OCI”), unless a security is deemed to have an other-than-temporary impairment (“OTTI”). Gains and losses on sales of available-for-sale securities are reported in the income statement. The cost of debt and equity securities sold is determined on a specific identification and average cost method, respectively. Held-to-maturity securities are stated at cost.

Income on investment securities purchased is adjusted for amortization of premium and accretion of discount on a level yield basis.

We routinely conduct periodic reviews to identify and evaluate each investment security to determine whether OTTI has occurred. We examine various factors when determining whether an impairment, representing the fair value of a security being below its amortized cost, is other than temporary. The following are examples of factors that BNY Mellon considers:

·	The length of time and the extent to which the fair value has been less than the amortized cost basis;
·	Whether management has an intent to sell the security;
·	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular investment;
·	Whether the decline in fair value is attributable to specific conditions, such as conditions in an industry or in a geographic area;
·	Whether a debt security has been downgraded by a rating agency;
·	Whether a debt security exhibits cash flow deterioration; and
·

For each non-agency RMBS, we compare the remaining credit enhancement that protects the individual security from losses against the projected losses of principal and/or interest expected to come from the underlying mortgage collateral, to determine whether such credit losses might directly impact the relevant security.

The determination of whether a credit loss exists is based on best estimates of the present value of cash flows to be collected from the debt security. Generally, cash flows are discounted at the effective interest rate implicit in the debt security at the time of acquisition. For debt securities that are beneficial interests in securitized financial assets and are not high credit quality, ASC 325 provides that cash flows be discounted at the current yield used to accrete the beneficial interest.

The credit component of an OTTI of a debt security is recognized in earnings and the non-credit component is recognized in OCI when we do not intend to sell the security and it is more likely than not that BNY Mellon will not be required to sell the security prior to recovery of its cost basis.

For held-to-maturity debt securities, the amount of OTTI recorded in OCI for the non-credit portion of a previous OTTI is amortized prospectively, as an increase to the carrying amount of the security, over the remaining life of the security on the basis of the timing of future estimated cash flows of the securities. In order not to be required to recognize the non-credit component of an OTTI in earnings, management is required to assert that it does not have the intent to sell the security and that it is more likely than not it will not have to sell the security before recovery of its cost basis.

If we intend to sell the security or it is more likely than not that BNY Mellon will be required to sell the security prior to recovery of its cost basis, the non-credit component of OTTI is recognized in earnings and subsequently accreted to interest income on an effective yield basis over the life of the security.

The accounting policies for the determination of the fair value of financial instruments and OTTI have been identified as “critical accounting estimates” as they require us to make numerous assumptions based on available market data. See Note 5 of the Notes to Consolidated Financial Statements for these disclosures.

Loans and Leases

Loans and leases

Loans are reported net of any unearned discount. Loan origination and upfront commitment fees, as well as certain direct loan origination and commitment costs, are deferred and amortized as a yield adjustment over the lives of the related loans. Deferred fees and costs are netted against outstanding loan balances. Loans held for sale are carried at the lower of cost or market value.

Unearned revenue on direct financing leases is accreted over the lives of the leases in decreasing amounts to provide a constant rate of return on the net investment in the leases. Revenue on leveraged leases is recognized on a basis to achieve a constant yield on the outstanding investment in the lease, net of the related deferred tax liability, in the years in which the net investment is positive. Gains and losses on residual values of leased equipment sold are included in investment and other income. Considering the nature of these leases and the number of significant assumptions, there is risk associated with the income recognition on these leases should any of the assumptions change materially in future periods.

Nonperforming Assets

Nonperforming assets

Commercial loans are placed on nonaccrual status when principal or interest is past due 90 days or more, or when there is reasonable doubt that interest or principal will be collected.

When a first lien residential mortgage loan reaches 90 days delinquent, it is subject to an impairment test and may be placed on nonaccrual status. At 180 days delinquent, the loan is subject to further impairment testing. The loan will remain on accrual status if the realizable value of the collateral exceeds the unpaid principal balance plus accrued interest. If the loan is impaired, a charge-off is taken and the loan is placed on nonaccrual status. At 270 days delinquent, all first lien mortgages are placed on nonaccrual status. Second lien mortgages are automatically placed on nonaccrual status when they reach 90 days delinquent.

When a loan is placed on nonaccrual status, previously accrued and uncollected interest is reversed against current period interest revenue. Interest receipts on nonaccrual and impaired loans are recognized as interest revenue or are applied to principal when we believe the ultimate collectability of principal is in doubt. Nonaccrual loans generally are restored to an accrual basis when principal and interest become current.

A loan is considered to be impaired, as defined by ASC 310 Accounting by Creditors for Impairment of a Loan, when it is probable that we will be unable to collect all principal and interest amounts due according to the contractual terms of the loan agreement. An impairment allowance on loans $1 million or greater is required to be measured based upon the loan’s market price, the present value of expected future cash flows, discounted at the loan’s initial effective interest rate, or at fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, an impairment allowance is established by a provision for credit loss. Impairment allowances are not needed when the recorded investment in an impaired loan is less than the loan valuation.

Allowance for Loan Losses and Allowance for Lending-Related Commitments

Allowance for loan losses and allowance for lending-related commitments

The allowance for loan losses, shown as a valuation allowance to loans, and the allowance for lending-related commitments recorded in other liabilities are referred to as BNY Mellon’s allowance for credit losses. The accounting policy for the determination of the adequacy of the allowances has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates and assumptions relating to amounts which are inherently uncertain.

The allowance for loan losses is maintained to absorb losses inherent in the loan portfolio as of the balance sheet date based on our judgment. The allowance determination methodology is designed to provide procedural discipline in assessing the appropriateness of the allowance. Credit losses are charged against the allowance. Recoveries are added to the allowance.

The methodology for determining the allowance for lending-related commitments considers the same factors as the allowance for loan losses, as well as an estimate of the probability of drawdown. We utilize a quantitative methodology and qualitative framework for determining the allowance for loan losses and the allowance for lending-related commitments. Within this qualitative framework, management applies judgment when assessing internal risk factors and environmental factors to compute an additional allowance for each component of the loan portfolio.

The three elements of the allowance for loan losses and the allowance for lending-related commitments include the qualitative allowance framework. The three elements are:

·	an allowance for impaired credits of $1 million or greater;
·	an allowance for higher risk-rated credits and pass-rated credits; and
·	an allowance for residential mortgage loans.

Our lending is primarily to institutional customers. As a result, our loans are generally larger than $1 million. Therefore, the first element, impaired credits, is based on individual analysis of all impaired loans of $1 million. The allowance is measured by the difference between the recorded value of impaired loans and their impaired value. Impaired value is either the present value of the expected future cash flows from the borrower, the market value of the loan, or the fair value of the collateral.

The second element, higher risk-rated credits and pass-rated credits, is based on our probable loss model. All borrowers are assigned to pools based on their credit ratings. The probable loss inherent in each loan in a pool incorporates the borrower’s credit rating, loss given default rating and maturity. The loss given default incorporates a recovery expectation. The borrower’s probability of default is derived from the associated credit rating. Borrower ratings are reviewed at least annually and are periodically mapped to third-party databases, including rating agency and default and recovery databases, to ensure ongoing consistency and validity. Higher risk-rated credits are reviewed quarterly. All loans over $1 million are individually analyzed before being assigned a credit rating.

The third element, the allowance for residential mortgage loans, is determined by segregating six mortgage pools into delinquency periods ranging from current through foreclosure. Each of these delinquency periods is assigned a probability of default. A specific loss given default is assigned for each mortgage pool. In 2012, BNY Mellon began assigning all residential mortgage pools, except home equity lines of credit, a probability of default and loss given default based on five years of default and loss data derived from our residential mortgage portfolio. Prior to 2012, estimates of probability of default and loss given default factors were based on a combination of external data from third-party databases and internal data. The decision to change was triggered when five years of historical data became available in 2012. The use of internal historical data provides a better estimate of the allowance, given that it is based on actual default and loss experience on our residential mortgage portfolio. For each pool, the inherent loss is calculated using the above factors. The resulting probable loss factor (the probability of default multiplied by the loss given default) is applied against the loan balance to determine the allowance held for each pool. For home equity lines of credit, probability of default and loss given default are based on external data from third party databases due to the small size of the portfolio and insufficient internal data.

The qualitative framework is used to determine an additional allowance for each portfolio based on the factors below:

Internal risk factors:

·	Nonperforming loans to total non-margin loans;
·	Criticized assets to total loans and lending-related commitments;
·	Ratings volatility;
·	Borrower concentration; and
·	Significant concentration in high-risk industries.

Environmental risk factors:

·	U.S. noninvestment grade default rate;
·	Unemployment rate; and
·	Change in real GDP.

The objective of the qualitative framework is to capture incurred losses that may not have been fully captured in the quantitative reserve which is based primarily on historical data. Management determines the qualitative allowance each period based on judgment informed by consideration of internal and external risk factors. Once determined in the aggregate, our qualitative allowance is then allocated to each of our loan classes based on the respective classes’ quantitative allowance balances with the allocations adjusted, when necessary, for class specific risk factors.

For each risk factor, we calculate the minimum and maximum values, and percentiles in-between, to evaluate the distribution of our historical experience. The distribution of historical experience is compared to the risk factor’s current quarter observed experience to assess the current risk inherent in the portfolio and overall direction/trend of a risk factor relative to our historical experience.

Based on this analysis, we assign a risk level- no impact, low, moderate, high and elevated—to each risk factor for the current quarter. Management assesses the impact of each risk factor to determine an aggregate risk level. We do not quantify the impact of any particular risk factor. Management’s assessment of the risk factors, as well as the trend in the quantitative allowance, supports management’s judgment for the overall required qualitative allowance. A smaller qualitative allowance may be required when our quantitative allowance has reflected incurred losses associated with the aggregate risk level. A greater qualitative allowance may be required if our quantitative allowance does not yet reflect the incurred losses associated with the aggregate risk level.

The allocation of allowance for credit losses is inherently judgmental, and the entire allowance for credit losses is available to absorb credit losses regardless of the nature of the loss.

Premises and Equipment

Premises and equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful life of the owned asset and, for leasehold improvements, over the lesser of the remaining term of the leased facility or the estimated economic life of the improvement. For owned and capitalized assets, estimated useful lives range from two to 40 years. Maintenance and repairs are charged to expense as incurred, while major improvements are capitalized and amortized to operating expense over their identified useful lives.

Software

Software

BNY Mellon capitalizes costs relating to acquired software and internal-use software development projects that provide new or significantly improved functionality. We capitalize projects that are expected to result in longer-term operational benefits, such as replacement systems or new applications that result in significantly increased operational efficiencies or functionality. All other costs incurred in connection with an internal-use software project are expensed as incurred. Capitalized software is recorded in other assets.

Identified Intangible Assets and Goodwill

Identified intangible assets and goodwill

Identified intangible assets with estimable lives are amortized in a pattern consistent with the assets’ identifiable cash flows or using a straight-line method over their remaining estimated benefit periods if the pattern of cash flows is not estimable. Intangible assets with estimable lives are reviewed for possible impairment when events or changed circumstances may affect the underlying basis of the asset. Goodwill and intangibles with indefinite lives are not amortized, but are assessed annually for impairment, or more often if events and circumstances indicate it is more likely than not they may be impaired. The accounting policy for valuing and impairment testing of identified intangible assets and goodwill has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates. See Note 7 of the Notes to Consolidated Financial Statements for additional disclosures related to goodwill and intangible assets.

Seed Capital	Seed capital Seed capital investments are classified as other assets. Unrealized gains and losses on seed capital investments are recorded in investment and other income.
Noncontrolling Interests

Noncontrolling interests

Noncontrolling interests included in permanent equity are adjusted for the income or (loss) attributable to the noncontrolling interest holders and any distributions to those shareholders. Redeemable noncontrolling interests are reported as temporary equity. In accordance with ASC 480, Distinguishing Liabilities from Equity, BNY Mellon recognizes changes in the redemption value of the redeemable noncontrolling interests as they occur and adjusts the carrying value to be equal to the redemption value.

Fee Revenue

Fee revenue

We record investment services fees, investment management fees, foreign exchange and other trading revenue, financing-related fees, distribution and servicing, and other revenue when the services are provided and earned based on contractual terms, when amounts are determined and collectibility is reasonably assured.

Additionally, we recognize revenue from non-refundable, upfront implementation fees under outsourcing contracts using a straight-line method, commencing in the period the ongoing services are performed through the expected term of the contractual relationship. Incremental direct set-up costs of implementation, up to the related implementation fee or minimum fee revenue amount, are deferred and amortized over the same period that the related implementation fees are recognized. If a client terminates an outsourcing contract prematurely, the unamortized deferred incremental direct set-up costs and the unamortized deferred up-front implementation fees related to that contract are recognized in the period the contract is terminated.

Performance fees are recognized in the period in which the performance fees are earned and become determinable. Performance fees are generally calculated as a percentage of the applicable portfolio’s performance in excess of a benchmark index or a peer group’s performance. When a portfolio underperforms its benchmark or fails to generate positive performance, subsequent years’ performance must generally exceed this shortfall prior to fees being earned. Amounts billable in subsequent years and which are subject to a clawback if performance thresholds in those years are not met, are not recognized since the fees are potentially uncollectible. These fees are recognized when it is determined that they will be collected. When a multi-year performance contract provides that fees earned are billed ratably over the performance period, only the portion of the fees earned that are non-refundable are recognized.

Net Interest Revenue	Net interest revenue Revenue on interest-earning assets and expense on interest-bearing liabilities is recognized based on the effective yield of the related financial instrument.
Foreign Currency Translation

Foreign currency translation

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the rate of exchange on the balance sheet date. Transaction gains and losses are included in the income statement. Translation gains and losses on investments in foreign entities with functional currencies that are not the U.S. dollar are recorded as foreign currency translation adjustments in other comprehensive income (loss). Revenue and expense transactions are translated at the applicable daily rate or the weighted average monthly exchange rate when applying the daily rate is not practical.

Pension

Pension

The measurement date for BNY Mellon’s pension plans is Dec. 31. Plan assets are determined based on fair value generally representing observable market prices. The projected benefit obligation is determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the yield curves of high-quality corporate bonds available in the marketplace. The net periodic pension expense or credit includes service costs, interest costs based on an assumed discount rate, an expected return on plan assets based on an actuarially derived market-related value and amortization of prior years’ actuarial gains and losses.

Actuarial gains and losses include the impact of plan amendments, gains or losses related to changes in the amount of the projected benefit obligation or plan assets resulting from experience different from the assumed rate of return, changes in the discount rate or other assumptions. To the extent an actuarial gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is recognized over the future service periods of active employees.

Our expected long-term rate of return on plan assets is based on anticipated returns for each applicable asset class. Anticipated returns are weighted for the expected allocation for each asset class and are based on forecasts for prospective returns in the equity and fixed income markets, which should track the long-term historical returns for these markets. We also consider the growth outlook for U.S. and global economies, as well as current and prospective interest rates.

The market-related value utilized to determine the expected return on plan assets is based on the fair value of plan assets adjusted for the difference between expected returns and actual performance of plan assets. The difference between actual experience and expected returns on plan assets is included as an adjustment in the market-related value over a 5-year period.

BNY Mellon’s accounting policy regarding pensions has been identified as a “critical accounting estimate” as it requires management to make numerous complex and subjective assumptions relating to amounts which are inherently uncertain. See Note 19 of the Notes to Consolidated Financial Statements for additional disclosures related to pensions.

Severance

Severance

BNY Mellon provides separation benefits for U.S.-based employees through The Bank of New York Mellon Corporation Supplemental Unemployment Benefit Plan. These benefits are provided to eligible employees separated from their jobs for business reasons not related to individual performance. Basic separation benefits are generally based on the employee’s years of continuous benefited service. Severance for employees based outside of the U.S. is determined in accordance with local agreements and legal requirements. Severance expense is recorded when management commits to an action that will result in separation and the amount of the liability can be reasonably estimated.

Income Taxes

Income taxes

We record current tax liabilities or assets through charges or credits to the current tax provision for the estimated taxes payable or refundable for the current year. Deferred tax assets and liabilities are recorded for future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A deferred tax valuation allowance is established if it is more likely than not that all or a portion of the deferred tax assets will not be realized. A tax position that fails to meet a more-likely-than-not recognition threshold will result in either reduction of current or deferred tax assets, and/or recording of current or deferred tax liabilities. Interest and penalties related to income taxes are recorded as income tax expense.

Derivative Financial Instruments

Derivative financial instruments

Derivative contracts, such as futures contracts, forwards, interest rate swaps, foreign currency swaps and options and similar products used in trading activities are recorded at fair value. Gains and losses are included in foreign exchange and other trading revenue in fee and other revenue. Unrealized gains are recognized as trading assets and unrealized losses are recognized as trading liabilities, after taking into consideration master netting agreements.

We enter into various derivative financial instruments for non-trading purposes primarily as part of our asset/liability management (“ALM”) process. These derivatives are designated as either fair value or cash flow hedges of certain assets and liabilities when we enter into the derivative contracts. Gains and losses associated with fair value hedges are recorded in income as well as any change in the value of the related hedged item associated with the designated risks being hedged. Gains and losses on cash flow hedges are recorded in OCI, until reclassified into earnings to meet the risks being hedged. Foreign currency transaction gains and losses related to a hedged net investment in a foreign operation, net of their tax effect, are recorded with cumulative foreign currency translation adjustments within OCI.

We formally document all relationships between hedging instruments and hedged items, as well as our risk-management objectives and strategy for undertaking various hedging transactions.

We formally assess, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective and whether those derivatives are expected to remain highly effective in future periods. At inception, the potential causes of ineffectiveness related to each of our hedges is assessed to determine if we can expect the hedge to be highly effective over the life of the transaction and to determine the method for evaluating effectiveness on an ongoing basis.

Recognizing that changes in the value of derivatives used for hedging or the value of hedged items could result in significant ineffectiveness, we have processes in place that are designed to identify and evaluate such changes when they occur. Quarterly, we perform a quantitative effectiveness assessment and record any ineffectiveness in current earnings.

We discontinue hedge accounting prospectively when we determine that a derivative is no longer an effective hedge, the derivative expires, is sold, or management discontinues the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange and other trading revenue. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized on a yield basis over the remaining life of the hedged item. Accumulated gains and losses, net of tax effect, from discontinued cash flow hedges are reclassified from OCI and recognized in current earnings in foreign exchange and other trading revenue upon receipt of the hedged cash flow.

The accounting policy for the determination of the fair value of derivative financial instruments has been identified as a “critical accounting estimate” as it requires us to make numerous assumptions based on the available market data. See Note 24 of the Notes to Consolidated Financial Statements for additional disclosures related to derivative financial instruments.

Statement of Cash Flows	Statement of cash flows We have defined cash as cash and due from banks. Cash flows from hedging activities are classified in the same category as the items hedged.
Stock Options

Stock options

Compensation expense relating to all share-based payments is recognized in the income statement, on a straight-line basis, over the applicable vesting period.

Certain of our stock compensation grants vest when the employee retires. ASC 718 requires the completion of expensing of new grants with this feature by the first date the employee is eligible to retire.

Other than Temporary Impairment, Additional Disclosure, Policy

Other-than-temporary impairment

We routinely conduct periodic reviews of all securities using economic models to identify and evaluate each investment security to determine whether OTTI has occurred. Various inputs to the economic models are used to determine if an unrealized loss on securities is other-than-temporary. For example, the most significant inputs related to non-agency RBMS are:

·

Default rate—the number of mortgage loans expected to go into default over the life of the transaction, which is driven by the roll rate of loans in each performance bucket that will ultimately migrate to default; and

·	Severity—the loss expected to be realized when a loan defaults.

To determine if an unrealized loss is other-than-temporary, we project total estimated defaults of the underlying assets (mortgages) and multiply that calculated amount by an estimate of realizable value upon sale of these assets in the marketplace (severity) in order to determine the projected collateral loss. We also evaluate the current credit enhancement underlying the bond to determine the impact on cash flows. If we determine that a given security will be subject to a write-down or loss, we record the expected credit loss as a charge to earnings.

In addition, we have estimated the expected loss by taking into account observed performance of the underlying securities, industry studies, market forecasts, as well as our view of the economic outlook affecting collateral.

Fair Value Measurement Policy

The guidance related to “Fair Value Measurement” included in ASC 820 defines fair value as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date and establishes a framework for measuring fair value. It establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date and expands the disclosures about instruments measured at fair value. ASC 820 requires consideration of a company’s own creditworthiness when valuing liabilities.

The standard provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The objective is to determine from weighted indicators of fair value a reasonable point within the range that is most representative of fair value under current market conditions.

Determination of fair value

Following is a description of our valuation methodologies for assets and liabilities measured at fair value. We have established processes for determining fair values. Fair value is based upon quoted market prices in active markets, where available. For financial instruments where quotes from recent exchange transactions are not available, we determine fair value based on discounted cash flow analysis, comparison to similar instruments, and the use of financial models. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Model-based pricing uses inputs of observable prices, where available, for interest rates, foreign exchange rates, option volatilities and other factors. Models are benchmarked and validated by an independent internal risk management function. Our valuation process takes into consideration factors such as counterparty credit quality, liquidity, concentration concerns, and observability of model parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.

Most derivative contracts are valued using internally developed models which are calibrated to observable market data and employ standard market pricing theory for their valuations. An initial “risk-neutral” valuation is performed on each position assuming time-discounting based on a AA credit curve. Then, to arrive at a fair value that incorporates counter-party credit risk, a credit adjustment is made to these results by discounting each trade’s expected exposures to the counterparty using the counterparty’s credit spreads, as implied by the credit default swap market. We also adjust expected liabilities to the counterparty using BNY Mellon’s own credit spreads, as implied by the credit default swap market. Accordingly, the valuation of our derivative position is sensitive to the current changes in our own credit spreads as well as those of our counterparties.

In certain cases, recent prices may not be observable for instruments that trade in inactive or less active markets. Upon evaluating the uncertainty in valuing financial instruments subject to liquidity issues, we make an adjustment to their value. The determination of the liquidity adjustment includes the availability of external quotes, the time since the latest available quote and the price volatility of the instrument.

Certain parameters in some financial models are not directly observable and, therefore, are based on management’s estimates and judgments. These financial instruments are normally traded less actively. We apply valuation adjustments to mitigate the possibility of error and revision in the model based estimate value. Examples include products where parameters such as correlation and recovery rates are unobservable.

The methods described above for instruments that trade in inactive or less active markets may produce a current fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We believe our methods of determining fair value are appropriate and consistent with other market participants. However, the use of different methodologies or different assumptions to value certain financial instruments could result in a different estimate of fair value.

Valuation hierarchy

ASC 820 established a three-level valuation hierarchy for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described below.

Level 1: Inputs to the valuation methodology are recent quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include debt and equity securities and derivative financial instruments actively traded on exchanges and U.S. Treasury securities that are actively traded in highly liquid over-the-counter markets.

Level 2: Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include debt instruments that are traded less frequently than exchange traded securities and derivative instruments whose model inputs are observable in the market or can be corroborated by market observable data. Examples in this category are certain variable and fixed rate agency and non-agency securities, corporate debt securities and derivative contracts.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Examples in this category include interests in certain securitized financial assets, certain private equity investments, and derivative contracts that are highly structured or long-dated.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities include both long and short positions. Level 1 securities include highly liquid government bonds, money market mutual funds and exchange-traded equities.

If quoted market prices are not available, we estimate fair values using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include certain agency and non-agency mortgage-backed securities, commercial mortgage-backed securities, sovereign debt, corporate bonds and foreign covered bonds.

For securities where quotes from recent transactions are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain recent transactions for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2. Pricing sources discontinue pricing any specific security whenever they determine there is insufficient observable data to provide a good faith opinion on price.

In addition, we have significant investments in more actively traded agency RMBS and other types of securities such as sovereign debt. The pricing sources derive the prices for these securities largely from quotes they obtain from three major inter-dealer brokers. The pricing sources receive their daily observed trade price and other information feeds from the inter-dealer brokers.

For securities with bond insurance, the financial strength of the insurance provider is analyzed and that information is included in the fair value assessment for such securities.

In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3 of the valuation hierarchy. Securities classified within Level 3 primarily include other debt securities and securities of state and political subdivisions.

At Dec. 31, 2012, more than 99% of our securities were valued by pricing sources with reasonable levels of price transparency. Less than 1% of our securities were priced based on economic models and non-binding dealer quotes, and are included in Level 3 of the ASC 820 hierarchy.

Consolidated collateralized loan obligations

BNY Mellon values assets in consolidated CLOs using observable market prices observed from the secondary loan market. The returns to the note holders are solely dependent on the assets and accordingly equal the value of those assets. Based on the structure of the CLOs, the valuation of the assets is attributable to the senior note holders. Changes in the values of assets and liabilities are reflected in the income statement as investment income and interest of investment management fund note holders, respectively.

Derivatives

We classify exchange-traded derivatives valued using quoted prices in Level 1 of the valuation hierarchy. Examples include exchanged-traded equity and foreign exchange options. Since few other classes of derivative contracts are listed on an exchange, most of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters and we classify them in Level 2 of the valuation hierarchy. Such derivatives include basic swaps and options and credit default swaps.

Derivatives valued using models with significant unobservable market parameters in markets that lack two-way flow are classified in Level 3 of the valuation hierarchy. Examples include long-dated interest rate or currency swaps and options, where parameters may be unobservable for longer maturities; and certain products, where correlation risk is unobservable. The fair value of these derivatives compose less than 1% of our derivative financial instruments. Additional disclosures of derivative instruments are provided in Note 24 of the Notes to Consolidated Financial Statements.

Loans and unfunded lending-related commitments

Where quoted market prices are not available, we generally base the fair value of loans and unfunded lending-related commitments on observable market prices of similar instruments, including bonds, credit derivatives and loans with similar characteristics. If observable market prices are not available, we base the fair value on estimated cash flows adjusted for credit risk which are discounted using an interest rate appropriate for the maturity of the applicable loans or the unfunded lending-related commitments.

Unrealized gains and losses, if any, on unfunded lending-related commitments carried at fair value are classified in Other assets and Other liabilities, respectively. Loans and unfunded lending-related commitments carried at fair value are generally classified within Level 2 of the valuation hierarchy.

Seed capital

In our Investment Management business we manage investment assets, including equities, fixed income, money market and alternative investment funds for institutions and other investors; as part of that activity we make seed capital investments in certain funds. Seed capital is included in other assets. When applicable, we value seed capital based on the published NAV of the fund. We include funds in which ownership interests in the fund are publicly traded in an active market and institutional funds in which investors trade in and out daily in Level 1 of the valuation hierarchy. We include open-end funds where investors are allowed to sell their ownership interest back to the fund less frequently than daily and where our interest in the fund contains no other rights or obligations in Level 2 of the valuation hierarchy. However, we generally include investments in funds that allow investors to sell their ownership interest back to the fund less frequently than monthly in Level 3, unless actual redemption prices are observable.

For other types of investments in funds, we consider all of the rights and obligations inherent in our ownership interest, including the reported NAV as well as other factors that affect the fair value of our interest in the fund. To the extent the NAV measurements reported for the investments are based on unobservable inputs or include other rights and obligations (e.g., obligation to meet cash calls), we generally classify them in Level 3 of the valuation hierarchy.

Certain interests in securitizations

For certain interests in securitizations which are classified in securities available-for-sale, trading assets and long-term debt, we use discounted cash flow models which generally include assumptions of projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and estimates of payments to third-party investors. When available, we compare our fair value estimates and assumptions to market activity and to the actual results of the securitized portfolio.

Private equity investments

Our Other segment includes holdings of nonpublic private equity investment through funds managed by third-party investment managers. We value private equity investments initially based upon the transaction price, which we subsequently adjust to reflect expected exit values as evidenced by financing and sale transactions with third parties or through ongoing reviews by the investment managers.

Private equity investments also include publicly held equity investments, generally obtained through the initial public offering of privately held equity investments. These equity investments are often held in a partnership structure. Publicly held investments are marked-to-market at the quoted public value less adjustments for regulatory or contractual sales restrictions or adjustments to reflect the difficulty in selling a partnership interest.

Discounts for restrictions are quantified by analyzing the length of the restriction period and the volatility of the equity security. Publicly held private equity investments are primarily classified in Level 2 of the valuation hierarchy.

Estimated Fair Value of Financial Instruments

Estimated fair value of financial instruments

The carrying amounts of our financial instruments (i.e., monetary assets and liabilities) are determined under different accounting methods—see Note 1 of the Notes to Consolidated Financial Statements. The following disclosure discusses these instruments on a uniform fair value basis. However, active markets do not exist for a significant portion of these instruments. For financial instruments where quoted prices from identical assets and liabilities in active markets do not exist, we determine fair value based on discounted cash flow analysis and comparison to similar instruments. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Other judgments would result in different fair values. The assumptions we used at Dec. 31, 2012 and Dec. 31, 2011 include discount rates ranging principally from 0.01% to 4.86%. The fair value information supplements the basic financial statements and other traditional financial data presented throughout this report.

A summary of the practices used for determining fair value and the respective level in the valuation hierarchy for financial assets and liabilities not recorded at fair value is as follows.

Interest-bearing deposits with the Federal Reserve and other central banks and interest-bearing deposits with banks

The estimated fair value of interest-bearing deposits with the Federal Reserve and other central banks is equal to the book value as these interest-bearing deposits are generally considered cash equivalents. These instruments are classified as Level 2 within the valuation hierarchy. The estimated fair value of interest-bearing deposits with banks is generally determined using discounted cash flows and duration of the instrument to maturity. The primary inputs used to value these transactions are interest rates based on current LIBOR market rates and time to maturity. Interest-bearing deposits with banks are classified as Level 2 within the valuation hierarchy.

Federal funds sold and securities purchased under resale agreements

The estimated fair value of federal funds sold and securities purchased under resale agreements is based on inputs such as interest rates and tenors. Federal funds sold and securities purchased under resale agreements are classified as Level 2 within the valuation hierarchy.

Securities held-to-maturity

Where quoted prices are available in an active market for identical assets and liabilities, we classify the securities as Level 1 within the valuation hierarchy. Securities are defined as both long and short positions. Level 1 securities include U.S. Treasury securities.

If quoted market prices are not available for identical assets and liabilities, we estimate fair value using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified as Level 2 within the valuation hierarchy, include certain agency and non-agency mortgage-backed securities, commercial mortgage-backed securities and state and political subdivision securities. For securities where quotes from active markets are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain active market prices for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2 within the valuation hierarchy.

Loans

For residential mortgage loans, fair value is estimated using discounted cash flow analysis, adjusting where appropriate for prepayment estimates, using interest rates currently being offered for loans with similar terms and maturities to borrowers. The estimated fair value of margin loans and overdrafts is equal to the book value due to the short-term nature of these assets. The estimated fair value of other types of loans is determined using discounted cash flows. Inputs include current LIBOR market rates adjusted for credit spreads. These loans are generally classified as Level 2 within the valuation hierarchy.

Other financial assets

Other financial assets include cash, the Federal Reserve Bank stock and accrued interest receivable. Cash is classified as Level 1 within the valuation hierarchy. The Federal Reserve Bank stock is not redeemable or transferable. The estimated fair value of the Federal Reserve Bank stock is based on the issue price and is classified as Level 2 within the valuation hierarchy. Accrued interest receivable is generally short-term. As a result, book value is considered to equal fair value. Accrued interest receivable is included as Level 2 within the valuation hierarchy.

Noninterest-bearing and interest-bearing deposits

Interest-bearing deposits are comprised of money market rate and demand deposits, savings deposits and time deposits. Except for time deposits, book value is considered to equal fair value for these deposits due to their short duration to maturity or payable on demand feature. The fair value of interest-bearing time deposits is determined using discounted cash flow analysis. Inputs primarily consist of current LIBOR market rates and time to maturity. For all noninterest-bearing deposits, book value is considered to equal fair value as a result of the short duration of the deposit. Interest-bearing and noninterest-bearing deposits are classified as Level 2 within the valuation hierarchy.

Federal funds purchased and securities sold under repurchase agreements

The estimated fair value of federal funds purchased and securities sold under repurchase agreements is based on inputs such as interest rates and tenors. Federal funds purchased and securities sold under repurchase agreements are classified as Level 2 within the valuation hierarchy.

Payables to customers and broker-dealers

The estimated fair value of payables to customers and broker-dealers is equal to the book value due to demand feature of the payables to customers and broker-dealers and are classified as Level 2 within the valuation hierarchy.

Borrowings

Borrowings primarily consist of overdrafts of subcustodian account balances in our Investment Services businesses, commercial paper and accrued interest payable. The estimated fair value of overdrafts of subcustodian account balances in our Investment Services businesses is considered to equal book value as a result of the short duration of the overdrafts. Overdrafts are typically repaid within two days. The estimated fair value of our commercial paper is based on discount and duration of the commercial paper. Our commercial paper matures within 397 days from date of issue and is not redeemable prior to maturity or subject to voluntary prepayment. Our commercial paper is included in Level 2 of the valuation hierarchy. Accrued interest payable is generally short-term. As a result, book value is considered to equal fair value. Accrued interest payable is included as Level 2 within the valuation hierarchy.

Long-term debt

The estimated fair value of long-term debt is based on current rates for instruments of the same remaining maturity or quoted market prices for the same or similar issues. Long-term debt is classified as Level 2 within the valuation hierarchy.

Summary of Significant Accounting and Reporting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments

Our most significant equity method investments are:

Equity method investments at Dec. 31, 2012
(dollars in millions)	Percentage ownership	Book value
CIBC Mellon	50.0%	$602
Wing Hang	20.7%	$449
Siguler Guff	20.0%	$272
ConvergEx	33.2%	$117

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement Disclosures

Summarized financial information for discontinued operations is as follows:

Discontinued operations
(in millions)	2012	2011	2010
Net interest revenue	$-	$-	$9
Noninterest expense:
Staff	-	-	4
Professional, legal and other purchased services	-	-	4
Net occupancy	-	-	1
Other	-	-	3
Total noninterest expense	-	-	12
Loss from operations	-	-	(3)
Loss on assets held for sale	-	-	(106)
Loss on sale of MUNB	-	-	(1)
Benefit for income taxes	-	-	(44)
Net (loss) from discontinued operations	$-	$-	$(66)

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Amortized Cost and Fair Values of Securities

The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2012 and 2011.

Securities at Dec. 31, 2012	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$17,539	$467	$3	$18,003
U.S. Government agencies	1,044	30	-	1,074
State and political subdivisions	6,039	112	29	6,122
Agency RMBS	33,355	846	8	34,193
Alt-A RMBS	255	40	16	279
Prime RMBS	728	9	9	728
Subprime RMBS	508	6	62	452
Other RMBS	2,850	53	109	2,794
Commercial MBS	3,031	153	45	3,139
Asset-backed CLOs	1,285	7	10	1,282
Other asset-backed securities	2,123	11	3	2,131
Foreign covered bonds	3,596	122	-	3,718
Corporate bonds	1,525	63	3	1,585
Other debt securities	11,516	276	-	11,792	(a)
Equity securities	23	4	-	27
Money market funds	2,190	-	-	2,190
Alt-A RMBS (b)	1,574	400	4	1,970
Prime RMBS (b)	833	177	-	1,010
Subprime RMBS (b)	113	17	-	130
Total securities available-for-sale	90,127	2,793	301	92,619
Held-to-maturity:
U.S. Treasury	1,011	59	-	1,070
State and political subdivisions	67	2	-	69
Agency RMBS	5,879	139	1	6,017
Alt-A RMBS	111	9	6	114
Prime RMBS	97	1	1	97
Subprime RMBS	28	-	1	27
Other RMBS	983	36	52	967
Commercial MBS	26	-	1	25
Other securities	3	-	-	3
Total securities held-to-maturity	8,205	246	62	8,389
Total securities	$98,332	$3,039	$363	$101,008
(a)	Includes $9.4 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Securities at Dec. 31, 2011	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$16,814	$514	$2	$17,326
U.S. Government agencies	932	26	-	958
State and political subdivisions	2,724	62	47	2,739
Agency RMBS	26,232	575	11	26,796
Alt-A RMBS	306	9	42	273
Prime RMBS	916	1	102	815
Subprime RMBS	606	2	190	418
Other RMBS	1,133	-	230	903
Commercial MBS	3,327	89	77	3,339
Asset-backed CLOs	1,480	1	37	1,444
Other asset-backed securities	527	8	3	532
Foreign covered bonds	2,410	18	3	2,425
Corporate bonds	1,696	47	5	1,738
Other debt securities	14,320	292	33	14,579	(a)
Equity securities	26	4	-	30
Money market funds	973	-	-	973
Alt-A RMBS (b)	1,790	157	68	1,879
Prime RMBS (b)	1,090	106	21	1,175
Subprime RMBS (b)	122	6	3	125
Total securities available-for-sale	77,424	1,917	874	78,467
Held-to-maturity:
U.S. Treasury	813	53	-	866
State and political subdivisions	100	3	-	103
Agency RMBS	658	39	-	697
Alt-A RMBS	153	4	19	138
Prime RMBS	121	-	10	111
Subprime RMBS	28	-	3	25
Other RMBS	1,617	47	93	1,571
Commercial MBS	28	-	2	26
Other securities	3	-	-	3
Total securities held-to-maturity	3,521	146	127	3,540
Total securities	$80,945	$2,063	$1,001	$82,007
(a)	Includes $13.1 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Securities at Dec. 31, 2010	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$12,650	$97	$138	$12,609
U.S. Government agencies	1,007	2	4	1,005
State and political subdivisions	559	4	55	508
Agency RMBS	19,383	387	43	19,727
Alt-A RMBS	475	34	39	470
Prime RMBS	1,305	8	86	1,227
Subprime RMBS	696	-	188	508
Other RMBS	1,665	1	335	1,331
Commercial MBS	2,650	89	100	2,639
Asset-backed CLOs	263	-	14	249
Other asset-backed securities	532	9	2	539
Foreign covered bonds	2,884	-	16	2,868
Corporate bonds	291	16	22	285
Other debt securities	11,509	132	35	11,606	(a)
Equity securities	36	11	-	47
Money market funds	2,538	-	-	2,538
Alt-A RMBS (b)	2,164	364	15	2,513
Prime RMBS (b)	1,626	205	6	1,825
Subprime RMBS (b)	128	30	-	158
Total securities available-for-sale	62,361	1,389	1,098	62,652
Held-to-maturity:
State and political subdivisions	119	2	-	121
Agency RMBS	397	33	-	430
Alt-A RMBS	215	5	19	201
Prime RMBS	149	2	5	146
Subprime RMBS	28	-	3	25
Other RMBS	2,709	69	81	2,697
Commercial MBS	34	-	1	33
Other securities	4	-	-	4
Total securities held-to-maturity	3,655	111	109	3,657
Total securities	$66,016	$1,500	$1,207	$66,309
(a)	Includes $11.0 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Net Securities Gains (Losses)

Net securities gains (losses)
(in millions)	2012	2011	2010
Realized gross gains	$296	$183	$48
Realized gross losses	(10)	(56)	(5)
Recognized gross impairments	(124)	(79)	(16)
Total net securities gains (losses)	$162	$48	$27

Aggregate Fair Value of Investments with Continuous Unrealized Loss Position

The following tables show the aggregate related fair value of investments with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more.

Temporarily impaired securities at Dec. 31, 2012	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$956	$3	$-	$-	$956	$3
State and political subdivisions	1,139	7	173	22	1,312	29
Agency RMBS	1,336	8	96	-	1,432	8
Alt-A RMBS	31	13	39	3	70	16
Prime RMBS	110	2	253	7	363	9
Subprime RMBS	13	3	397	59	410	62
Other RMBS	64	19	670	90	734	109
Commercial MBS	131	1	310	44	441	45
Asset-backed CLOs	314	1	321	9	635	10
Other asset-backed securities	779	2	7	1	786	3
Corporate bonds	178	3	-	-	178	3
Alt-A RMBS (a)	22	-	30	4	52	4
Total securities available-for-sale	$5,073	$62	$2,296	$239	$7,369	$301
Held-to-maturity:
Agency RMBS	$234	$1	$-	$-	$234	$1
Alt-A RMBS	38	-	24	6	62	6
Prime RMBS	-	-	56	1	56	1
Subprime RMBS	-	-	24	1	24	1
Other RMBS	413	-	373	52	786	52
Commercial MBS	-	-	25	1	25	1
Total securities held-to-maturity	$685	$1	$502	$61	$1,187	$62
Total temporarily impaired securities	$5,758	$63	$2,798	$300	$8,556	$363
(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Temporarily impaired securities at Dec. 31, 2011	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$118	$2	$-	$-	$118	$2
State and political subdivisions	483	2	157	45	640	47
Agency RMBS	3,844	10	140	1	3,984	11
Alt-A RMBS	132	16	69	26	201	42
Prime RMBS	324	25	447	77	771	102
Subprime RMBS	-	-	400	190	400	190
Other RMBS	5	4	895	226	900	230
Commercial MBS	340	2	495	75	835	77
Asset-backed CLOs	1,143	26	211	11	1,354	37
Other asset-backed securities	60	1	18	2	78	3
Foreign covered bonds	368	1	406	2	774	3
Corporate bonds	254	5	-	-	254	5
Other debt securities	2,613	7	54	26	2,667	33
Alt-A RMBS (a)	595	53	29	15	624	68
Prime RMBS (a)	437	21	-	-	437	21
Subprime RMBS (a)	50	3	-	-	50	3
Total securities available-for-sale	$10,766	$178	$3,321	$696	$14,087	$874
Held-to-maturity:
Alt-A RMBS	$69	$3	$42	$16	$111	$19
Prime RMBS	-	-	56	10	56	10
Subprime RMBS	-	-	25	3	25	3
Other RMBS	107	2	573	91	680	93
Commercial MBS	-	-	26	2	26	2
Total securities held-to-maturity	$176	$5	$722	$122	$898	$127
Total temporarily impaired securities	$10,942	$183	$4,043	$818	$14,985	$1,001
(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Maturity Distribution by Carrying Amount and Yield (on Tax Equivalent Basis) of Investment Securities Portfolio

The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our investment securities portfolio at Dec. 31, 2012.

Maturity distribution and yield on investment securities	U.S. Treasury		U.S. Government agencies		State and political subdivisions		Other bonds, notes and debentures		Mortgage/ asset-backed and equity securities
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Total
Securities available-for-sale:
One year or less	$3,054	0.57%	$176	0.95%	$114	1.52%	$3,439	1.03%	$-	-%	$6,783
Over 1 through 5 years	9,033	0.92	832	1.76	2,934	1.75	10,874	1.28	-	-	23,673
Over 5 through 10 years	2,365	2.66	66	2.06	2,597	3.16	2,709	2.67	-	-	7,737
Over 10 years	3,551	3.11	-	-	477	3.74	73	8.08	-	-	4,101
Mortgage-backed securities	-	-	-	-	-	-	-	-	44,695	2.73	44,695
Asset-backed securities	-	-	-	-	-	-	-	-	3,413	1.33	3,413
Equity securities (b)	-	-	-	-	-	-	-	-	2,217	-	2,217
Total	$18,003	1.52%	$1,074	1.65%	$6,122	2.50%	$17,095	1.48%	$50,325	2.51%	$92,619
Securities held-to-maturity:
One year or less	$-	%	$-	-%	$1	6.65%	$3	0.02%	$-	-	$4
Over 1 through 5 years	682	1.49	-	-	-	-	-	-	-	-	682
Over 5 through 10 years	329	2.65	-	-	26	6.78	-	-	-	-	355
Over 10 years	-	-	-	-	40	6.41	-	-	-	-	40
Mortgage-backed securities	-	-	-	-	-	-	-	-	7,124	2.92%	7,124
Total	$1,011	1.87%	$-	-	$67	6.56%	$3	0.02%	$7,124	2.92%	$8,205
(a)	Yields are based upon the amortized cost of securities.
(b)	Includes money market funds.

Projected Weighted-Average Default Rates and Loss Severities

The table below shows the projected weighted-average default rates and loss severities for the 2007, 2006 and late 2005 non-agency RMBS and the securities previously held in the Grantor Trust we established in connection with the restructuring of our investment securities portfolio in 2009, at Dec. 31, 2012 and 2011.

Projected weighted-average default rates and loss severities
	Dec. 31, 2012		Dec. 31, 2011
	Default rate	Severity	Default rate	Severity
Alt-A	43%	57%	44%	57%
Subprime	61%	72%	63%	73%
Prime	24%	43%	25%	43%

Pre-Tax Securities Gains (Losses) by Type

The following table provides pre-tax net securities gains (losses) by type.

Net securities gains (losses)
(in millions)	2012	2011	2010
Sovereign debt	$96	$36	$-
U.S. Treasury	83	77	15
Agency RMBS	43	8	15
Corporate bonds	29	-	-
FDIC-insured debt	10	-	-
Prime RMBS	(15)	(1)	-
Trust-preferred	(18)	-	-
Alt-A RMBS	(19)	(36)	(13)
Subprime RMBS	(34)	(21)	(4)
European floating rate notes	(34)	(39)	(3)
Other	21	24	17
Total net securities gains (losses)	$162	$48	$27

Debt Securities Credit Losses Roll Forward Recorded in Earnings

The following table reflects investment securities credit losses recorded in earnings. The beginning balance represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The deductions represent credit losses on securities that have been sold, are required to be sold or it is our intention to sell.

Debt securities credit loss roll forward
(in millions)	2012	2011
Beginning balance as of Jan. 1	$253	$182
Add: Initial OTTI credit losses	73	61
Subsequent OTTI credit losses	50	18
Less: Realized losses for securities sold	88	8
Ending balance as of Dec. 31	$288	$253

Loans and Asset Quality (Tables)	12 Months Ended
Dec. 31, 2012
Details of Loan Distribution and Industry Concentrations of Credit Risk

The table below provides the details of our loan distribution and industry concentrations of credit risk at Dec. 31, 2012 and 2011.

Loans	Dec. 31,
(in millions)	2012	2011
Domestic:
Financial institutions	$5,455	$4,606
Commercial	1,306	752
Wealth management loans and mortgages	8,796	7,342
Commercial real estate	1,677	1,449
Lease financings (a)	1,329	1,558
Other residential mortgages	1,632	1,923
Overdrafts	2,228	2,958
Other	639	623
Margin loans	13,397	12,760
Total domestic	36,459	33,971
Foreign:
Financial institutions	5,833	6,538
Commercial	111	528
Wealth management loans and mortgages	68	-
Commercial real estate	63	-
Lease financings (a)	1,025	1,051
Other (primarily overdrafts)	3,070	1,891
Total foreign	10,170	10,008
Total loans	$46,629	$43,979
(a)	Net of unearned income on domestic and foreign lease financings of $1,135 million at Dec. 31, 2012 and $1,343 million at Dec. 31, 2011.

Allowance for Credit Losses Activity

Transactions in the allowance for credit losses are summarized as follows:

Allowance for credit losses activity for the year ended Dec. 31, 2012					Wealth management loans and mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings		Other residential mortgages	All Other		Foreign	Total
Beginning balance	$91	$34	$63	$66	$29	$156	$-		$58	$497
Charge-offs	(2)	-	(13)	-	(1)	(22)	-		-	(38)
Recoveries	2	-	-	-	-	6	-		-	8
Net (charge-offs)	-	-	(13)	-	(1)	(16)	-		-	(30)
Provision	13	(4)	(14)	(17)	2	(52)	2		(10)	(80)
Ending balance	$104	$30	$36	$49	$30	$88	$2		$48	$387
Allowance for:
Loans losses	$30	$20	$12	$49	$26	$88	$2		$39	$266
Unfunded commitments	74	10	24	-	4	-	-		9	121
Individually evaluated for impairment:
Loan balance	$57	$17	$3	$-	$31	$-	$-		$9	$117
Allowance for loan losses	12	1	-	-	7	-	-		4	24

Collectively evaluated for impairment:
Loan balance	$1,249	$1,660	$5,452	$1,329	$8,765	$1,632	$16,264	(a)	$10,161	$46,512
Allowance for loan losses	18	19	12	49	19	88	2		35	242
(a)	Includes $2,228 million of domestic overdrafts, $13,397 million of margin loans and $639 million of other loans at Dec. 31, 2012.

Allowance for credit losses activity for the year ended Dec. 31, 2011					Wealth management loans and mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings		Other residential mortgages	All Other		Foreign	Total
Beginning balance	$93	$40	$11	$90	$41	$235	$1		$60	$571
Charge-offs	(6)	(4)	(8)	-	(1)	(56)	-		(8)	(83)
Recoveries	3	-	2	-	-	3	-		-	8
Net (charge-offs)	(3)	(4)	(6)	-	(1)	(53)	-		(8)	(75)
Provision	1	(2)	58	(24)	(11)	(26)	(1)		6	1
Ending balance	$91	$34	$63	$66	$29	$156	$-		$58	$497
Allowance for:
Loans losses	$33	$24	$41	$66	$23	$156	$-		$51	$394
Unfunded commitments	58	10	22	-	6	-	-		7	103
Individually evaluated for impairment:
Loan balance	$26	$38	$24	$-	$30	$-	$-		$10	$128
Allowance for loan losses	9	7	7	-	5	-	-		4	32

Collectively evaluated for impairment:
Loan balance	$726	$1,411	$4,582	$1,558	$7,312	$1,923	$16,341	(a)	$9,998	$43,851
Allowance for loan losses	24	17	34	66	18	156	-		47	362
(a)	Includes $2,958 million of domestic overdrafts, $12,760 million of margin loans and $623 million of other loans at Dec. 31, 2011.

Allowance for credit losses activity for the year ended Dec. 31, 2010					Wealth management loans and mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings		Other residential mortgages	All Other		Foreign	Total
Beginning balance	$155	$45	$76	$80	$58	$164	$-		$50	$628
Charge-offs	(5)	(8)	(25)	-	(4)	(46)	-		-	(88)
Recoveries	15	1	2	-	-	2	-		-	20
Net (charge-offs) recoveries	10	(7)	(23)	-	(4)	(44)	-		-	(68)
Provision	(72)	2	(42)	10	(13)	115	1		10	11
Ending balance	$93	$40	$11	$90	$41	$235	$1		$60	$571
Allowance for:
Loans losses	$51	$28	$1	$90	$38	$235	$1		$54	$498
Unfunded commitments	42	12	10	-	3	-	-		6	73
Individually evaluated for impairment:
Loan balance	$32	$44	$4	$-	$53	$-	$-		$7	$140
Allowance for loan losses	10	9	-	-	5	-	-		2	26

Collectively evaluated for impairment:
Loan balance	$1,218	$1,548	$4,626	$1,605	$6,453	$2,079	$12,105	(a)	$8,034	$37,668
Allowance for loan losses	41	19	1	90	33	235	1		52	472
(a)	Includes $4,524 million of domestic overdrafts, $6,810 million of margin loans and $771 million of other loans at Dec. 31, 2010.

Nonperforming Assets

The table below sets forth information about our nonperforming assets.

Nonperforming assets	Dec. 31,
(in millions)	2012	2011
Nonperforming loans:
Domestic:
Other residential mortgages	$158	$203
Wealth management loans and mortgages	30	32
Commercial	27	21
Commercial real estate	18	40
Financial institutions	3	23
Total domestic	236	319
Foreign loans	9	10
Total nonperforming loans	245	329
Other assets owned	4	12
Total nonperforming assets (a)	$249	$341
(a)	Loans of consolidated investment management funds are not part of BNY Mellon’s loan portfolio. Included in these loans are nonperforming loans of $174 million at Dec. 31, 2012 and $101 million at Dec. 31, 2011. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above.

Lost Interest

Lost interest

Lost interest
(in millions)	2012	2011	2010
Amount by which interest income recognized on nonperforming loans exceeded reversals:
Total	$5	$2	$2
Foreign	-	-	-
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year:
Total	$15	$17	$20	(a)
Foreign	-	-	-
(a)	Lost interest excludes discontinued operations for 2010.

Information about Impaired Loans

The table below sets forth information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	Year ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
(in millions)	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized
Impaired loans with an allowance:
Commercial	$54	$4	$27	$1	$30	$1
Commercial real estate	27	-	22	-	34	-
Financial institutions	7	-	9	-	35	-
Wealth management loans and mortgages	28	-	37	1	53	1
Foreign	10	-	10	-	2	-
Total impaired loans with an allowance	126	4	105	2	154	2
Impaired loans without an allowance:
Commercial	-	-	1	-	6	-
Commercial real estate	3	-	13	-	11	-
Financial institutions	2	-	-	-	-	-
Wealth management loans and mortgages	4	-	2	-	3	-
Total impaired loans without an allowance (a)	9	-	16	-	20	-
Total impaired loans	$135	$4	$121	$2	$174	$2
(a)	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

Impaired loans	Dec. 31, 2012			Dec. 31, 2011
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance (a)
Impaired loans with an allowance:
Commercial	$57	$61	$12	$26	$31	$9
Commercial real estate	15	16	1	35	41	7
Financial institutions	1	1	—	21	21	7
Wealth management loans and mortgages	28	28	7	27	27	5
Foreign	9	17	4	10	18	4
Total impaired loans with an allowance	110	123	24	119	138	32
Impaired loans without an allowance:
Commercial real estate	2	2	N/A	3	3	N/A
Financial institutions	1	8	N/A	3	9	N/A
Wealth management loans and mortgages	4	4	N/A	3	3	N/A
Total impaired loans without an allowance (b)	7	14	N/A	9	15	N/A
Total impaired loans (c)	$117	$137	$24	$128	$153	$32
(a)	The allowance for impaired loans is included in the allowance for loan losses.
(b)	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.
(c)	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at both Dec. 31, 2012 and Dec. 31, 2011. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2012 and Dec. 31, 2011.

Information about Past Due Loans

The table below sets forth information about our past due loans.

Past due loans and still accruing interest	Dec. 31, 2012				Dec. 31, 2011
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	>90		30-59	60-89	>90
Domestic:
Commercial real estate	$44	$-	$-	$44	$47	$9	$-	$56
Wealth management loans and mortgages	33	7	1	41	89	3	-	92
Commercial	-	60	-	60	60	7	-	67
Other residential mortgages	50	9	5	64	36	10	13	59
Financial institutions	-	-	-	-	36	-	-	36
Total domestic	127	76	6	209	268	29	13	310
Foreign	-	-	-	-	-	-	-	-
Total past due loans	$127	$76	$6	$209	$268	$29	$13	$310

Troubled Debt Restructurings

The following table presents TDRs that occurred in 2012 and 2011.

TDRs	2012			2011
	Number of contracts	Outstanding recorded investment		Number of contracts	Outstanding recorded investment
(dollars in millions)		Pre- modification	Post- modification		Pre- modification	Post- modification
Commercial	3	$42	$37	1	$2	$2
Commercial real estate	2	11	12	-	-	-
Wealth management loans and mortgages	6	3	3	-	-	-
Other residential mortgages	166	44	49	21	8	8
Foreign	1	3	3	-	-	-
Total TDRs	178	$103	$104	22	$10	$10

Credit Quality Indicators - Commercial Portfolio - Credit Risk Profile by Creditworthiness Category

The following tables set forth information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category
	Commercial		Commercial real estate		Financial institutions
(in millions)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Investment grade	$1,064	$906	$1,289	$1,062	$9,935	$9,643
Noninvestment grade	353	374	451	387	1,353	1,501
Total	$1,417	$1,280	$1,740	$1,449	$11,288	$11,144

Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade

Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
(in millions)	Dec. 31, 2012	Dec. 31, 2011
Wealth management loans:
Investment grade	$4,597	$3,450
Noninvestment grade	125	111
Wealth management mortgages	4,142	3,781
Total	$8,864	$7,342

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill by Business Segment

The table below provides a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	Investment Services (a)	Other (a)	Consolidated
Balance at Dec. 31, 2010	$9,359	$8,515	$168	$18,042
Acquisitions/dispositions	10	10	(128)	(108)
Foreign exchange translation	(32)	(29)	-	(61)
Other (b)	36	(5)	-	31
Balance at Dec. 31, 2011	$9,373	$8,491	$40	$17,904
Acquisition	70	-	-	70
Foreign exchange translation	63	38	-	101
Other (b)	2	(12)	10	-
Balance at Dec. 31, 2012	$9,508	$8,517	$50	$18,075
(a)	Includes the reclassification of goodwill associated with the Shareowner Services business from Investment Services to the Other segment.
(b)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Intangible Assets by Business Segment

The table below provides a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business
(in millions)	Investment Management	Investment Services (a)	Other (a)	Consolidated
Balance at Dec. 31, 2010	$2,592	$2,113	$991	$5,696
Acquisitions/dispositions	6	17	(128)	(105)
Amortization	(214)	(199)	(15)	(428)
Foreign exchange translation	(2)	(2)	-	(4)
Impairment	-	(9)	-	(9)
Other (b)	-	2	-	2
Balance at Dec. 31, 2011	$2,382	$1,922	$848	$5,152
Acquisition	23	-	-	23
Amortization	(192)	(192)	-	(384)
Foreign exchange translation	15	3	-	18
Other (b)	-	(1)	1	-
Balance at Dec. 31, 2012	$2,228	$1,732	$849	$4,809
(a)	Includes the reclassification of intangible assets associated with the Shareowner Services business from Investment Services to the Other segment.
(b)	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.

Intangible Assets by Type

The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2012				Dec. 31, 2011
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Customer relationships—Investment Management	$2,114	$(1,353)	$761	12 yrs.	$2,109	$(1,189)	$920
Customer contracts—Investment Services	2,353	(1,018)	1,335	12 yrs.	2,351	(834)	1,517
Other	125	(100)	25	5 yrs.	131	(95)	36
Total subject to amortization	4,592	(2,471)	2,121	12 yrs.	4,591	(2,118)	2,473
Not subject to amortization: (a)
Trade name	1,368	N/A	1,368	N/A	1,366	N/A	1,366
Customer relationships	1,320	N/A	1,320	N/A	1,313	N/A	1,313
Total not subject to amortization	2,688	N/A	2,688	N/A	2,679	N/A	2,679
Total intangible assets	$7,280	$(2,471)	$4,809	N/A	$7,270	$(2,118)	$5,152
(a)	Intangible assets not subject to amortization have an indefinite life.

Estimated Annual Amortization Expense

Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2013	$340
2014	302
2015	272
2016	240
2017	216

Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets

Other assets	Dec. 31,	Dec. 31,
(in millions)	2012	2011
Corporate/bank owned life insurance	$4,360	$4,216
Accounts receivable	4,255	4,208
Income taxes receivable	3,099	2,573
Equity in joint ventures and other investments (a)	2,664	2,677
Fails to deliver	1,148	961
Software	1,117	986
Fair value of hedging derivatives	989	1,600
Prepaid expenses	508	784
Prepaid pension assets	419	144
Due from customers on acceptances	376	321
Other	1,533	1,369
Total other assets	$20,468	$19,839
(a)	Includes Federal Reserve Bank stock of $436 million and $429 million, respectively, at cost.

Seed Capital and Private Equity Investments Valued Using Net Asset Value

The table below presents information about BNY Mellon’s investments in seed capital and private equity investments.

Seed capital and private equity investments valued using NAV
	Dec. 31, 2012				Dec. 31, 2011
(dollar amounts in millions)	Fair Value	Unfunded commitments	Redemption frequency	Redemption notice period	Fair Value	Unfunded commitments	Redemption frequency	Redemption notice period
Private equity funds (a)	$99	$13	N/A	N/A	$122	$24	N/A	N/A
Other funds (b)	153	31	Monthly-yearly	3-45 days	72	-	Monthly-yearly	3-45 days
Total	$252	$44			$194	$24
(a)	Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.
(b)	Other funds include various market neutral, leveraged loans, hedge funds, real estate and structured credit funds. Redemption notice periods vary by fund.
N/A	- Not applicable.

Net Interest Revenue (Tables)	12 Months Ended
Dec. 31, 2012
Net Interest Revenue

The following table provides the components of net interest revenue presented on the consolidated income statement.

Net interest revenue
(in millions)	2012	2011	2010
Interest revenue
Non-margin loans	$671	$681	$738
Margin loans	168	129	88
Securities:
Taxable	1,913	1,949	1,944
Exempt from federal income taxes	84	36	25
Total securities	1,997	1,985	1,969
Deposits in banks	388	543	491
Deposits with the Federal Reserve and other central banks	152	148	49
Federal funds sold and securities purchased under resale agreements	35	28	64
Trading assets	96	74	71
Total interest revenue	3,507	3,588	3,470
Interest expense
Deposits in domestic offices	46	47	49
Deposits in foreign offices	108	194	82
Federal funds purchased and securities sold under repurchase agreements	-	2	43
Trading liabilities	24	32	41
Other borrowed funds	16	21	24
Commercial paper	2	-	-
Customer payables	8	7	6
Long-term debt	330	301	300
Total interest expense	534	604	545
Net interest revenue	$2,973	$2,984	$2,925

Noninterest Expense (Tables)	12 Months Ended
Dec. 31, 2012
Noninterest Expense

The following table provides a breakdown of noninterest expense presented on the consolidated income statement.

Noninterest expense
(in millions)	2012	2011	2010
Staff:
Compensation	$3,531	$3,567	$3,237
Incentives	1,280	1,262	1,193
Employee benefits	950	897	785
Total staff	5,761	5,726	5,215
Professional, legal and other purchased services	1,222	1,217	1,099
Net occupancy	593	624	588
Software	524	485	410
Litigation	488	210	217
Distribution and servicing	421	416	377
Furniture and equipment	331	330	315
Business development	275	261	271
Sub-custodian	269	298	247
Communications	141	173	140
Clearing	127	135	127
Other	726	629	576
Amortization of intangible assets	384	428	421
Merger and integration and restructuring charges	71	180	167
Total noninterest expense	$11,333	$11,112	$10,170

Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2012
Operational Efficiency Initiatives 2011
Activity in Restructuring Reserve

The following table presents the activity in the restructuring reserve related to the operational excellence initiatives through Dec. 31, 2012.

Operational excellence initiatives 2011 – restructuring reserve activity
(in millions)	Severance	Other	Total
Original restructuring charge	$78	$29	$107
Utilization	(4)	(29)	(33)
Balance at Dec. 31, 2011	74	-	74
Net additional charges (net recovery/gain)	55	(57)	(2)
Utilization	(37)	57	20
Balance at Dec. 31, 2012	$92	$-	$92

Restructuring Charges by Business Segment

The table below presents the restructuring charge if it had been allocated by business.

Operational excellence initiatives 2011 – restructuring charge (recovery) by business			Total charges since inception
(in millions)	2012	2011
Investment Management	$31	$17	$48
Investment Services	19	41	60
Other segment (including Business Partners)	(52)	49	(3)
Total restructuring charge (recovery)	$(2)	$107	$105

Global Location Strategy 2009
Activity in Restructuring Reserve

The following table presents the activity in the restructuring reserve related to the global location strategy through Dec. 31, 2012.

Global location strategy 2009 – restructuring reserve activity
(in millions)	Severance	Asset write-offs/ other	Total
Original restructuring charge	$102	$37	$139
Additional charges	29	6	35
Utilization	(50)	(24)	(74)
Balance at Dec. 31, 2010	81	19	100
Net (recovery)	(15)	-	(15)
Utilization	(39)	(8)	(47)
Balance at Dec. 31, 2011	27	11	38
Net (recovery)	(12)	-	(12)
Utilization	(14)	-	(14)
Balance at Dec. 31, 2012	$1	$11	$12

Restructuring Charges by Business Segment

The table below presents the restructuring charge if it had been allocated by business.

Global location strategy 2009 – restructuring charge (recovery) by business				Total charges since inception
(in millions)	2012	2011	2010
Investment Management	$(1)	$-	$15	$54
Investment Services	(12)	(18)	26	64
Other segment (including Business Partners)	1	3	(6)	29
Total restructuring charge (recovery)	$(12)	$(15)	$35	$147

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Provision (Benefit) for Income Taxes from Continuing Operations

Provision (benefit) for income taxes	Year ended Dec. 31,
(in millions)	2012	2011	2010 (a)
Current taxes (benefits):
Federal	$271	$691	$(670)
Foreign	236	317	408
State and local	20	28	110
Total current tax expense (benefit)	527	1,036	(152)
Deferred tax expense (benefit):
Federal	130	(34)	1,278
Foreign	39	(16)	(75)
State and local	83	62	(4)
Total deferred tax expense	252	12	1,199
Provision for income taxes	$779	$1,048	$1,047
(a)	Based on continuing operations for 2010.

Components of Income (Loss) before Taxes

The components of income before taxes are as follows:

Components of income before taxes	Year ended Dec. 31,
(in millions)	2012	2011	2010 (a)
Domestic	$1,962	$2,336	$2,363
Foreign	1,340	1,281	1,331
Income before taxes	$3,302	$3,617	$3,694
(a)	Based on continuing operations for 2010.

Components of Net Deferred Tax Liability Included in Accrued Taxes and Other Expenses

The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2012	2011
Depreciation and amortization	$2,672	$2,599
Lease financings	932	1,040
Pension obligation	45	(49)
Reserves not deducted for tax	(397)	(401)
Credit losses on loans	(230)	(290)
Net operating loss carryover	(105)	(126)
Employee benefits	(570)	(544)
Equity investments	256	238
Securities valuation	545	(15)
Other assets	(128)	(193)
Other liabilities	353	297
Net deferred tax liability	$3,373	$2,556

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

The following table presents a reconciliation of the statutory federal income tax rate to our effective income tax rate.

Effective tax rate	Year ended Dec. 31,
	2012	2011	2010
Federal rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.1	1.6	2.4
Tax credits	(4.8)	(2.1)	(1.8)
Tax-exempt income	(3.2)	(2.6)	(2.3)
Foreign operations	(5.0)	(3.2)	(5.2)
Other – net	(0.5)	0.3	0.2
Effective rate	23.6%	29.0%	28.3%

Unrecognized Tax Positions

Unrecognized tax positions
(in millions)	2012	2011	2010
Beginning balance at Jan. 1, –gross	$250	$290	$335
Prior period tax positions:
Increases	163	24	98
Decreases	(66)	(13)	(60)
Current period tax positions	21	16	41
Settlements	(28)	(64)	(119)
Statute expiration	-	(3)	(5)
Ending balance at Dec. 31, – gross	$340	$250	$290

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt

Long-term debt	Dec. 31, 2012			Dec. 31, 2011
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	0.70-6.92%	2013-2021	$13,184	1.50-6.92%	$12,367
Floating rate	0.11-1.16%	2013-2038	1,979	0.35-1.40%	2,679
Subordinated debt (a)	4.75-7.50%	2014-2033	2,732	4.75-7.50%	3,201
Junior subordinated debentures (a)	6.37-7.78%	2026-2036	635	5.95-7.78%	1,686
Total			$18,530		$19,933
(a)	Fixed rate.

Trust Preferred Securities Issued by the Trusts

The following tables set forth a summary of the trust preferred securities issued by the Trusts as of Dec. 31, 2012 and Dec. 31, 2011:

Trust preferred securities at Dec. 31, 2012 (dollar amounts in millions)	Amount of junior subordinated debentures	Interest rate	Assets of trust	Due date	Call date	Call price
BNY Institutional Capital Trust A	$300	7.78%	$309	2026	2006	101.56	% (a)
MEL Capital III (b)	323	6.37%	316	2036	2016	Par
MEL Capital IV	-	-	500	-	-	-
Total	$623		$1,125
(a)	Call price decreases ratably to par in the year 2016.
(b)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.62 to £1, the rate of exchange on Dec. 31, 2012.

Trust preferred securities at Dec. 31, 2011 (dollar amounts in millions)	Amount of junior subordinated debentures	Interest rate	Assets of trust (a)	Due date	Call date	Call price
BNY Institutional Capital Trust A	$300	7.78%	$309	2026	2006	101.95	% (b)
BNY Capital IV	200	6.88%	206	2028	2004	Par
BNY Capital V	350	5.95%	361	2033	2008	Par
MEL Capital III (c)	309	6.37%	300	2036	2016	Par
MEL Capital IV	500	6.24%	500	-	2012	Par
Total	$1,659		$1,676
(a)	Junior subordinated debentures and interest in stock purchase contracts for Mellon Capital IV.
(b)	Call price decreases ratably to par in the year 2016.
(c)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.54 to £1, the rate of exchange on Dec. 31, 2011.

Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
Incremental Assets and Liabilities of Variable Interest Entities Included in Consolidated Financial Statements

The following tables present the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2012 and Dec. 31, 2011, based on the assessments performed in accordance with ASC 810 and ASU 2009-17. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2012
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$-	$499	$499
Trading assets	10,961	-	10,961
Other assets	520	-	520
Total assets	$11,481	$499	$11,980
Trading liabilities	10,152	-	10,152
Other liabilities	29	461	490
Total liabilities	$10,181	$461	$10,642
Non-redeemable noncontrolling interests	$833	$-	$833

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2011
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$-	$479	$479
Trading assets	10,751	-	10,751
Other assets	596	-	596
Total assets	$11,347	$479	$11,826
Trading liabilities	10,053	-	10,053
Other liabilities	32	443	475
Total liabilities	$10,085	$443	$10,528
Non-redeemable noncontrolling interests	$670	$-	$670

Variable Interest Entity, Not Primary Beneficiary
Schedule of Variable Interest Entities

As of Dec. 31, 2012 and Dec. 31, 2011, the following assets related to the VIEs, where BNY Mellon is not the primary beneficiary, are included in our consolidated financial statements.

Non-consolidated VIEs at Dec. 31, 2012			Maximum loss exposure
(in millions)	Assets	Liabilities
Other	$100	$-	$100

Non-consolidated VIEs at Dec. 31, 2011			Maximum loss exposure
(in millions)	Assets	Liabilities
Trading	$1	$-	$1
Other	41	-	41
Total	$42	$-	$42

Credit Supported | Variable Interest Entity, Primary Beneficiary
Schedule of Variable Interest Entities

At Dec. 31, 2012, BNY Mellon had no remaining consolidated credit supported VIEs. At Dec. 31, 2011, BNY Mellon’s financial statements included certain funds created solely with securities subject to credit support agreements where we agreed to absorb the majority of loss.

Consolidated credit supported VIEs at Dec. 31, 2011			Maximum loss exposure
(in millions)	Assets	Liabilities
Available-for-sale	$14	$-	$14
Other	-	22	10
Total	$14	$22	$24

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Preferred Stock Summary

The table below presents a summary of BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2012.

Preferred stock summary		Total shares issued and outstanding	Liquidation preference per share (in dollars)	Carrying value at Dec. 31, 2012		Per annum dividend rate	Dividends paid per share in 2012 (in dollars)
(dollars in millions, unless otherwise noted)
Series	Description
Series A	Noncumulative Perpetual Preferred Stock	5,001	$100,000	$500		Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	$2,033
Series C	Noncumulative Perpetual Preferred Stock	5,825	$100,000	$568	(a)	5.2%	$1,314
(a)	The carrying value is recorded net of issuance costs.

Consolidated and Largest Bank Subsidiary Capital Ratios

Our consolidated and largest bank subsidiary, The Bank of New York Mellon, capital ratios are shown below.

Consolidated and largest bank subsidiary capital ratios (a)	Dec. 31,
	2012	2011
Consolidated capital ratios:
Tier 1 capital	15.0%	15.0%
Total capital	16.3	17.0
Leverage – guideline	5.3	5.2
The Bank of New York Mellon capital ratios:
Tier 1 capital	14.0%	14.3%
Total capital	14.6	17.7
Leverage	5.4	5.3
(a)	Determined under Basel I guidelines. For a banking institution to qualify as “well capitalized,” its Basel I Tier 1, Total (Tier 1 plus Tier 2) and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “adequately capitalized ,” Basel I Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.

Amounts of Capital by Which BNY Mellon and Our Largest Bank Subsidiary, The Bank of New York Mellon, Exceed Well Capitalized Guidelines

At Dec. 31, 2012, the amounts of capital by which BNY Mellon and The Bank of New York Mellon, exceed the well-capitalized guidelines are as follows:

Capital above guidelines at Dec. 31, 2012
(in millions)	Consolidated	The Bank of New York Mellon
Tier 1 capital	$10,023	$7,745
Total capital	7,023	4,461
Leverage	930	932

Components of Tier 1 and Total Risk-Based Capital

The following table presents the components of our Basel I Tier 1 and Total risk-based capital at Dec. 31, 2012 and 2011.

Components of Basel I Tier 1 and total risk-based capital (a)
	Dec. 31,
(in millions)	2012	2011
Tier 1 capital:
Common shareholders’ equity	$35,363	$33,417
Preferred stock	1,068	-
Trust preferred securities	623	1,659
Adjustments for:
Goodwill and other intangibles (b)	(20,445)	(20,630)
Pensions/cash flow hedges	1,454	1,426
Securities valuation allowance	(1,350)	(450)
Merchant banking investments	(19)	(33)
Total Tier 1 capital	16,694	15,389
Tier 2 capital:
Qualifying unrealized gains on equity securities	2	2
Qualifying subordinated debt	1,058	1,545
Qualifying allowance for credit losses	386	497
Total Tier 2 capital	1,446	2,044
Total risk-based capital	$18,140	$17,433
Total risk-weighted assets	$111,180	$102,255
Average assets for leverage capital purposes	$315,273	$296,484
(a)	On a regulatory basis as determined under Basel I guidelines.
(b)	Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,310 million at Dec. 31, 2012 and $1,459 million at Dec. 31, 2011, and deferred tax liabilities associated with tax deductible goodwill of $1,130 million at Dec. 31, 2012 and $967 million at Dec. 31, 2011.

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Components of Other Comprehensive Income

Components of other comprehensive income
	Year ended
	Dec. 31, 2012			Dec 31, 2011			Dec. 31, 2010
(in millions)	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during the period	$80	$50	$130	$(184)	$(11)	$(195)	$(295)	$(68)	$(363)
Reclassification adjustment (a)	-	-	-	-	-	-	(18)	-	(18)
Total foreign currency translation adjustments	80	50	130	(184)	(11)	(195)	(313)	(68)	(381)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	1,611	(604)	1,007	483	(177)	306	1,216	(469)	747
Reclassification adjustment (a)	(162)	56	(106)	(48)	22	(26)	6	12	18
Net unrealized gain (loss) on assets available-for-sale	1,449	(548)	901	435	(155)	280	1,222	(457)	765
Defined benefit plans:
Prior service cost arising during the period	98	(41)	57	-	-	-	22	3	25
Net loss arising during the period	(298)	108	(190)	(741)	298	(443)	(91)	39	(52)
Foreign exchange adjustment	-	-	-	(4)	1	(3)	2	-	2
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	173	(69)	104	114	(45)	69	76	(30)	46
Total defined benefit plans	(27)	(2)	(29)	(631)	254	(377)	9	12	21
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	6	(2)	4	5	(2)	3	12	-	12
Reclassification adjustment	(3)	-	(3)	(2)	2	-	(7)	2	(5)
Net unrealized gain (loss) on cash flow hedges	3	(2)	1	3	-	3	5	2	7
Total other comprehensive income (loss)	$1,505	$(502)	$1,003	$(377)	$88	$(289)	$923	$(511)	$412
(a)	Includes a net reclassification adjustment of $14 million to retained earnings from other comprehensive income in 2010.

Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders
		ASC 820 Adjustments		Unrealized gain (loss) on assets available- for-sale	Unrealized gain (loss) on cash flow hedges	Total accumulated other comprehensive income (loss), net of tax
(in millions)	Foreign currency translation	Pensions	Other post- retirement benefits
2009 ending balance	$(136)	$(1,002)	$(67)	$(619)	$(11)	$(1,835)
Adjustments for the cumulative effect of applying ASC 810	-	-	-	24	-	24
Adjusted balance at Jan. 1, 2010	(136)	(1,002)	(67)	(595)	(11)	(1,811)
Change in 2010	(337)	9	12	765	7	456
2010 ending balance	$(473)	$(993)	$(55)	$170	$(4)	$(1,355)
Change in 2011	(178)	(336)	(41)	280	3	(272)
2011 ending balance	$(651)	$(1,329)	$(96)	$450	$(1)	$(1,627)
Change in 2012	112	(65)	36	900	1	984
2012 ending balance	$(539)	$(1,394)	$(60)	$1,350	$-	$(643)

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Weighted Average Assumptions in Lattice-Based Binomial Method

The fair value of each option award is estimated on the date of grant using the weighted-average assumptions noted in the following table:

Assumptions	2012	2011	2010
Dividend yield	3.0%	2.2%	2.2%
Expected volatility	34	32	32
Risk-free interest rate	1.38	2.75	2.94
Expected option lives (in years)	6.9	6.7	6.6

Summary of Stock Option Activity

A summary of the status of our options as of Dec. 31, 2012, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted- average remaining contractual term (in years)
Balance at Dec. 31, 2011	86,803,492	$33.32	5.2
Granted	10,263,505	22.03
Exercised	(1,959,313)	20.86
Canceled/Expired	(12,747,818)	38.62
Balance at Dec. 31, 2012	82,359,866	$31.39	5.4
Vested and expected to vest at Dec. 31, 2012	81,697,966	31.45	5.4
Exercisable at Dec. 31, 2012	57,710,802	33.95	4.2

Stock Options Outstanding

Stock options outstanding at Dec. 31, 2012
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding at Dec. 31, 2012	Weighted- average remaining contractual life (in years)	Weighted- average exercise price	Exercisable at Dec. 31, 2012	Weighted- average exercise price
$ 18 to 31	48,654,831	6.6	$25.40	24,046,935	$25.40
31 to 41	19,829,909	3.0	37.02	19,788,861	37.03
41 to 51	13,875,126	4.6	44.36	13,875,006	44.36
$ 18 to 51	82,359,866	5.4	$31.39	57,710,802	$33.95
(a)	At Dec. 31, 2011 and 2010, 60,158,853 and 62,801,038 options were exercisable at an average price per common share of $35.21 and $37.93, respectively.

Aggregate Intrinsic Value of Options

Aggregate intrinsic value of options (in millions)	2012	2011	2010
Outstanding at Dec. 31,	$123	$22	$193
Exercisable at Dec. 31,	$64	$11	$77

Nonvested Restricted Stock and Restricted Stock Units Activity

The following table summarizes our nonvested restricted stock and RSU activity for 2012.

Nonvested restricted stock and RSU activity	Number of shares	Weighted- average fair value
Nonvested restricted stock and RSUs at Dec. 31, 2011	13,133,458	$26.44
Granted	8,595,973	22.04
Vested	(4,093,190)	20.57
Forfeited	(217,102)	26.01
Nonvested restricted stock and RSUs at Dec. 31, 2012(a)	17,419,139	$25.93
(a)	Includes 817,698 shares granted to members of BNY Mellon’s Executive Committee that are marked-to-market based on the closing stock price at Dec. 31, 2012 of $25.70.

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans

The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2012	2011	2012	2011	2012	2011	2012	2011
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.25%	4.75%	4.49%	4.97%	4.25%	4.75%	4.50%	5.00%
Rate of compensation increase	3.00	3.00	3.49	3.57	3.00	3.00	-	-
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(3,639)	$(3,139)	$(684)	$(626)	$(288)	$(232)	$(4)	$(3)
Service cost	(59)	(64)	(32)	(33)	(2)	(2)	-	-
Interest cost	(169)	(174)	(35)	(36)	(12)	(13)	-	-
Employee contributions	-	-	(1)	(1)	-	-	-	-
Amendments	-	-	-	-	98	-	-	-
Actuarial gain (loss)	(378)	(397)	(105)	(5)	(43)	(67)	1	(1)
(Acquisitions) divestitures	-	-	(12)	-	-	-	(3)	-
Curtailments	-	(5)	-	-	-	-	-	-
Benefits paid	152	140	16	12	21	26	-	-
Foreign exchange adjustment	N/A	N/A	(27)	5	N/A	N/A	-	-
Benefit obligation at end of period	(4,093)	(3,639)	(880)	(684)	(226)	(288)	(6)	(4)
Change in fair value of plan assets
Fair value at beginning of period	3,529	3,628	681	611	73	71	-	-
Actual return on plan assets	487	26	60	30	5	2	-	-
Employer contributions	414	15	26	56	21	26	-	-
Employee contributions	-	-	1	1	-	-	-	-
Acquisitions (divestitures)	-	-	-	-	-	-	-	-
Benefit payments	(152)	(140)	(16)	(12)	(21)	(26)	-	-
Foreign exchange adjustment	N/A	N/A	30	(5)	N/A	N/A	-	-
Fair value at end of period	4,278	3,529	782	681	78	73	-	-
Funded status at end of period	$185	$(110)	$(98)	$(3)	$(148)	$(215)	$(6)	$(4)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	$2,122	$2,126	$266	$188	$159	$124	$(1)	$(2)
Prior service cost (credit)	(62)	(78)	3	3	(99)	(3)	-	-
Net initial obligation (asset)	-	-	-	-	-	3	-	-
Total (before tax effects)	$2,060	$2,048	$269	$191	$60	$124	$(1)	$(2)
(a)	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.

Net Periodic Benefit Cost (Credit)

Net periodic benefit cost (credit)

	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollar amounts in millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011	2010
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$3,763	$3,836	$3,861	$698	$624	$529	$78	$78	$76	N/A	N/A	N/A
Discount rate	4.75%	5.71%	6.21%	4.97%	5.29%	5.74%	4.75%	5.71%	6.21%	5.00%	5.40%	5.85%
Expected rate of return on plan assets	7.38	7.50	8.00	6.30	6.38	6.69	7.38	7.50	8.00	N/A	N/A	N/A
Rate of compensation increase	3.00	3.50	3.50	3.57	4.47	4.64	3.00	3.50	3.50	N/A	N/A	N/A
Components of net periodic benefit cost (credit):
Service cost	$59	$64	$90	$32	$33	$28	$2	$2	$2	$-	$-	$-
Interest cost	169	174	171	35	36	30	12	13	14	-	-	-
Expected return on assets	(272)	(282)	(303)	(45)	(43)	(37)	(6)	(6)	(6)	-	-	-
Amortization of:
Net initial obligation (asset)	-	-	-	-	-	-	3	5	4	-	-	-
Prior service cost (credit)	(16)	(16)	(14)	-	-	-	(2)	(1)	-	-	-	-
Net actuarial (gain) loss	167	109	71	12	14	11	9	3	5	-	(1)	(1)
Settlement (gain) loss	-	-	-	-	-	-	-	-	-	-	-	-
Curtailment (gain) loss	-	5	-	-	-	-	-	-	-	-	-	-
Other	-	-	-	-	(1)	-	-	-	-	-	-	-
Net periodic benefit cost (credit)	$107	$54	$15	$34	$39	$32	$18	$16	$19	$-	$(1)	$(1)

Changes in Other Comprehensive Income Loss

Changes in other comprehensive (income) loss in 2012	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$163	$90	$44	$1
Recognition of prior years’ net gain (loss)	(167)	(12)	(9)	-
Prior service cost (credit) arising during period	-	-	(98)	-
Recognition of prior years’ service (cost) credit	16	-	2	-
Recognition of net initial (obligation) asset	-	-	(3)	-
Foreign exchange adjustment	N/A	-	N/A	-
Total recognized in other comprehensive (income) loss (before tax effects)	$12	$78	$(64)	$1

Amounts Expected to be Recognized in Net Periodic Benefit Cost Income

Amounts expected to be recognized in net periodic benefit cost (income) in 2013 (before tax effects)	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
(Gain) loss recognition	$205	$27	$12	$-
Prior service cost recognition	(16)	-	(10)	-
Net initial obligation (asset) recognition	-	-	-	-

Defined Benefit Plan Funded Status of Plan

	Domestic		Foreign
(in millions)	2012	2011	2012	2011
Pension benefits:
Prepaid benefit cost	$409	$103	$10	$41
Accrued benefit cost	(224)	(213)	(108)	(44)
Total pension benefits	$185	$(110)	$(98)	$(3)
Healthcare benefits:
Accrued benefit cost	$(148)	$(215)	$(6)	$(4)
Total healthcare benefits	$(148)	$(215)	$(6)	$(4)

Plans with Obligations in Excess of Plan Assets
Plans with obligations in excess of plan assets	Domestic		Foreign
(in millions)	2012	2011	2012	2011
Projected benefit obligation	$245	$234	$342	$35
Accumulated benefit obligation	241	233	320	29
Fair value of plan assets	21	20	255	3

Benefit Payments for BNY Mellons Pension and Healthcare Plans Expected to be Paid

The following benefit payments for BNY Mellon’s pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid:

Expected benefit payments
(in millions)	Domestic	Foreign
Pension benefits:
Year 2013	$200	$13
2014	209	11
2015	222	13
2016	241	16
2017	252	16
2018-2022	1,338	104
Total pension benefits	$2,462	$173
Healthcare benefits:
Year 2013	$17	$-
2014	17	-
2015	17	-
2016	17	-
2017	16	-
2018-2022	79	1
Total healthcare benefits	$163	$1

Pension Investment Asset Allocation

Our pension assets were invested as follows at Dec. 31, 2012 and 2011:

Asset allocations	Domestic		Foreign
	2012	2011	2012	2011
Equities	52%	52%	65%	64%
Fixed income	30	38	29	29
Private equities	2	3	-	-
Alternative investment	6	6	5	3
Real estate	-	-	1	3
Cash	10 (a)	1	-	1
Total pension benefits	100%	100%	100%	100%
(a)	Reflects the $400 million discretionary contribution to The Bank of New York Mellon Corporation Pension Plan on Dec. 31, 2012. Excluding this contribution, the percentage of domestic plan assets held in cash was less than 1% at Dec. 31, 2012.

Pension Plan Investment Assets Measured at Fair Value on Recurring Basis

The following tables present the fair value of each major category of plan assets as of Dec. 31, 2012 and Dec. 31, 2011, by captions and by ASC 820 valuation hierarchy. There were no transfers between Level 1 and Level 2.

Plan assets measured at fair value on a recurring basis- domestic plans at Dec. 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$947	$-	$-	$947
Non-U.S. equity	118	-	-	118
Collective trust funds:
Commingled	-	734	-	734
U.S. equity	-	841	-	841
Venture capital and partnership interests	-	-	105	105
Fixed income:
U.S. Treasury securities	162	-	-	162
U.S. Government agencies	-	143	-	143
Sovereign government obligations	-	112	-	112
U.S. corporate bonds	-	892	-	892
Other	-	26	-	26
Exchange traded funds	68	-	-	68
Funds of funds	-	-	130	130
Total domestic plan assets, at fair value	$1,295	$2,748	$235	$4,278

Plan assets measured at fair value on a recurring basis- foreign plans at Dec. 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$379	$116	$-	$495
Sovereign/government obligation funds	38	123	-	161
Corporate debt funds	-	62	17	79
Cash and currency	6	-	-	6
Venture capital and partnership interests	-	-	41	41
Total foreign plan assets, at fair value	$423	$301	$58	$782

Plan assets measured at fair value on a recurring basis- domestic plans at Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$802	$-	$-	$802
Non-U.S. equity	91	-	-	91
Collective trust funds:
Commingled	-	289	-	289
U.S. equity	-	781	-	781
Venture capital and partnership interests	-	-	121	121
Fixed income:
U.S. Treasury securities	235	-	-	235
U.S. Government agencies	-	100	-	100
Sovereign government obligations	-	97	-	97
U.S. corporate bonds	-	805	-	805
Other	-	23	-	23
Exchange traded funds	57	-	-	57
Funds of funds	-	-	128	128
Total domestic plan assets, at fair value	$1,185	$2,095	$249	$3,529

Plan assets measured at fair value on a recurring basis- foreign plans at Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$312	$121	$-	$433
Sovereign/government obligation funds	22	102	-	124
Corporate debt funds	-	63	14	77
Cash and currency	7	-	-	7
Venture capital and partnership interests	-	-	40	40
Total foreign plan assets, at fair value	$341	$286	$54	$681

Rollforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy

The table below includes a rollforward of the plan assets for the years ended Dec. 31, 2012 and 2011 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs-domestic plans-for the year ended Dec. 31, 2012
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2011	$128	$121	$249
Total gains or (losses) included in earnings (or changes in net assets)	6	16	22
Purchases, issuances, sales and settlements:
Purchases	-	9	9
Sales	(4)	(41)	(45)
Fair value at Dec. 31, 2012	$130	$105	$235
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$5	$(4)	$1

Fair value measurements using significant unobservable inputs-foreign plans-for the year ended Dec. 31, 2012
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2011	$14	$40	$54
Total gains or (losses) included in earnings (or changes in net assets)	3	1	4
Purchases, issuances, sales and settlements:
Purchases	-	1	1
Sales	-	(1)	(1)
Fair value at Dec. 31, 2012	$17	$41	$58
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$3	$1	$4

Fair value measurements using significant unobservable inputs-domestic plans-for the year ended Dec. 31, 2011
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2010	$134	$115	$249
Total gains or (losses) included in earnings (or changes in net assets)	(2)	20	18
Purchases, issuances, sales and settlements:
Purchases	-	7	7
Sales	(4)	(21)	(25)
Fair value at Dec. 31, 2011	$128	$121	$249
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$2	$8	$10

Fair value measurements using significant unobservable inputs-foreign plans-for the year ended Dec. 31, 2011
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2010	$14	$41	$55
Total gains or (losses) included in earnings (or changes in net assets)	-	1	1
Purchases, issuances, sales and settlements:
Purchases	-	4	4
Sales	-	(6)	(6)
Fair value at Dec. 31, 2011	$14	$40	$54
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-	$1	$1

Pension Plan Assets Valued Using Net Asset Value

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2012
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$146	$18	N/A	N/A
Funds of funds (b)	130	-	Monthly	30-45 days
Total	$276	$18

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2011
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$161	$36	N/A	N/A
Funds of funds (b)	128	-	Monthly	30-45 days
Total	$289	$36
(a)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
(b)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.

Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Income Statement Parent Corporation

Condensed Income Statement—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2012	2011	2010 (a)
Dividends from bank subsidiaries	$645	$120	$200
Dividends from nonbank subsidiaries	199	54	74
Interest revenue from bank subsidiaries	120	211	211
Interest revenue from nonbank subsidiaries	126	130	131
Gain on securities held for sale	11	17	5
Other revenue	47	51	73
Total revenue	1,148	583	694
Interest (including $30, $13, $14 to subsidiaries)	340	282	285
Other expense	103	138	221
Total expense	443	420	506
Income before income taxes and equity in undistributed net income of subsidiaries	705	163	188
Provision (benefit) for income taxes	(83)	66	(465)
Equity in undistributed net income:
Bank subsidiaries	936	1,781	1,630
Nonbank subsidiaries	721	638	235
Net income	2,445	2,516	2,518
Preferred dividends	(18)	-	-
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	$2,427	$2,516	$2,518
(a)	Includes the results of discontinued operations.

Condensed Balance Sheet Parent Corporation

Condensed Balance Sheet—The Bank of New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2012	2011
Assets:
Cash and due from banks	$4,182	$4,884
Securities	112	188
Loans—net of allowance	13	20
Investment in and advances to subsidiaries and associated companies:
Banks	28,371	29,169
Other	24,273	20,930
Subtotal	52,644	50,099
Corporate-owned life insurance	682	666
Other assets	3,024	3,009
Total assets	$60,657	$58,866
Liabilities:
Deferred compensation	$489	$492
Commercial paper	338	10
Affiliate borrowings	3,338	3,407
Other liabilities	2,647	2,735
Long-term debt	17,414	18,805
Total liabilities	24,226	25,449
Shareholders’ equity	36,431	33,417
Total liabilities and shareholders’ equity	$60,657	$58,866

Condensed Statement of Cash Flows Parent Corporation

Condensed Statement of Cash Flows—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2012	2011	2010
Operating activities:
Net income	$2,445	$2,516	$2,518
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Amortization	13	13	14
Equity in undistributed net (income)/loss of subsidiaries	(1,657)	(2,419)	(1,865)
Change in accrued interest receivable	13	(22)	2
Change in accrued interest payable	(16)	11	2
Change in taxes payable (a)	177	168	(321)
Other, net	(179)	(80)	179
Net cash provided by operating activities	796	187	529
Investing activities:
Purchases of securities	-	(50)	(5)
Proceeds from sales of securities	86	101	43
Change in loans	7	32	61
Acquisitions of, investments in, and advances to subsidiaries	175	(611)	(1,002)
Other, net	17	-	208
Net cash provided by/(used in) investing activities	285	(528)	(695)
Financing activities:
Net change in commercial paper	328	-	(2)
Proceeds from issuance of long-term debt	2,761	5,042	1,347
Repayments of long-term debt	(4,163)	(1,911)	(2,614)
Change in advances from subsidiaries	(53)	63	(10)
Issuance of common stock	65	43	728
Treasury stock acquired	(1,148)	(873)	(41)
Issuance of preferred stock	1,068	-	-
Cash dividends paid	(641)	(593)	(440)
Tax benefit realized on share based payment awards	-	2	1
Net cash provided by/(used in) financing activities	(1,783)	1,773	(1,031)
Change in cash and due from banks	(702)	1,432	(1,197)
Cash and due from banks at beginning of year	4,884	3,452	4,649
Cash and due from banks at end of year	$4,182	$4,884	$3,452
Supplemental disclosures
Interest paid	$324	$293	$284
Income taxes paid	$401	$212	$442 (b)
Income taxes refunded	$1	$123	$178 (b)
(a)	Includes payments received from subsidiaries for taxes of $648 million in 2012, $501 million in 2011 and $900 million in 2010.
(b)	Includes discontinued operations.

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2012
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$18,003	$-	$-	$-	$18,003
U.S. Government agencies	-	1,074	-	-	1,074
Sovereign debt	41	9,383	-	-	9,424
State and political subdivisions (b)	-	6,077	45	-	6,122
Agency RMBS	-	34,193	-	-	34,193
Alt-A RMBS	-	279	-	-	279
Prime RMBS	-	728	-	-	728
Subprime RMBS	-	452	-	-	452
Other RMBS	-	2,794	-	-	2,794
Commercial MBS	-	3,139	-	-	3,139
Asset-backed CLOs	-	1,282	-	-	1,282
Other asset-backed securities	-	2,131	-	-	2,131
Equity securities	27	-	-	-	27
Money market funds (b)	2,190	-	-	-	2,190
Corporate bonds	-	1,585	-	-	1,585
Other debt securities	-	2,368	-	-	2,368
Foreign covered bonds	2,995	723	-	-	3,718
Alt-A RMBS (c)	-	1,970	-	-	1,970
Prime RMBS (c)	-	1,010	-	-	1,010
Subprime RMBS (c)	-	130	-	-	130
Total available-for-sale	23,256	69,318	45	-	92,619
Trading assets:
Debt and equity instruments (d)	912	4,116	48	-	5,076
Derivative assets (e):
Interest rate	36	22,734	19	N/A
Foreign exchange	3,364	148	1	N/A
Equity	121	152	38	N/A
Total derivative assets	3,521	23,034	58	(22,311)	4,302
Total trading assets	4,433	27,150	106	(22,311)	9,378
Other assets (f)	135	1,044	120	-	1,299
Subtotal assets of operations at fair value	27,824	97,512	271	(22,311)	103,296
Percentage of assets prior to netting	22%	78%	-
Assets of consolidated investment management funds:
Trading assets	182	10,735	44	-	10,961
Other assets	390	130	-	-	520
Total assets of consolidated investment management funds	572	10,865	44	-	11,481
Total assets	$28,396	$108,377	$315	$(22,311)	$114,777
Percentage of assets prior to netting	21%	79%	-
Trading liabilities:
Debt and equity instruments	$1,121	$659	$-	$-	$1,780
Derivative liabilities (e):
Interest rate	-	23,173	168	N/A
Foreign exchange	3,535	97	-	N/A
Equity	91	266	56	N/A
Total derivative liabilities	3,626	23,536	224	(20,990)	6,396
Total trading liabilities	4,747	24,195	224	(20,990)	8,176
Long-term debt (b)	-	345	-	-	345
Other liabilities (g)	224	354	-	-	578
Subtotal liabilities at fair value	4,971	24,894	224	(20,990)	9,099
Percentage of liabilities prior to netting	17%	82%	1%
Liabilities of consolidated investment management funds:
Trading liabilities	-	10,152	-	-	10,152
Other liabilities	-	29	-	-	29
Total liabilities of consolidated investment management funds	-	10,181	-	-	10,181
Total liabilities	$4,971	$35,075	$224	$(20,990)	$19,280
Percentage of liabilities prior to netting	12%	87%	1%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting cannot be disaggregated by product.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	The Level 1, 2 and 3 fair values of derivative assets and derivative liabilities are presented on a gross basis.
(f)	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
(g)	Includes derivatives in designated hedging relationships.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2011
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$17,326	$-	$-	$-	$17,326
U.S. Government agencies	-	958	-	-	958
Sovereign debt	44	11,910	-	-	11,954
State and political subdivisions (b)	-	2,694	45	-	2,739
Agency RMBS	-	26,796	-	-	26,796
Alt-A RMBS	-	273	-	-	273
Prime RMBS	-	815	-	-	815
Subprime RMBS	-	418	-	-	418
Other RMBS	-	903	-	-	903
Commercial MBS	-	3,339	-	-	3,339
Asset-backed CLOs	-	1,444	-	-	1,444
Other asset-backed securities	-	532	-	-	532
Equity securities	9	21	-	-	30
Money market funds (b)	973	-	-	-	973
Corporate bonds	-	1,738	-	-	1,738
Other debt securities	-	2,622	3	-	2,625
Foreign covered bonds	1,820	605	-	-	2,425
Alt-A RMBS (c)	-	1,879	-	-	1,879
Prime RMBS (c)	-	1,175	-	-	1,175
Subprime RMBS (c)	-	125	-	-	125
Total available-for-sale	20,172	58,247	48	-	78,467
Trading assets:
Debt and equity instruments (d)	485	1,655	63	-	2,203
Derivative assets (e):
Interest rate	164	26,434	54	N/A
Foreign exchange	4,519	113	-	N/A
Equity	91	284	43	N/A
Other	-	3	-	N/A
Total derivative assets	4,774	26,834	97	(26,047)	5,658
Total trading assets	5,259	28,489	160	(26,047)	7,861
Loans	-	10	-	-	10
Other assets (f)	672	1,019	157	-	1,848
Subtotal assets of operations at fair value	26,103	87,765	365	(26,047)	88,186
Percentage of assets prior to netting	23%	77%	-
Assets of consolidated investment management funds:
Trading assets	323	10,428	-	-	10,751
Other assets	453	143	-	-	596
Total assets of consolidated investment management funds	776	10,571	-	-	11,347
Total assets	$26,879	$98,336	$365	$(26,047)	$99,533
Percentage of assets prior to netting	22%	78%	-
Trading liabilities:
Debt and equity instruments	$418	$537	$-	$-	$955
Derivative liabilities (e):
Interest rate	-	27,201	239	N/A
Foreign exchange	4,311	44	-	N/A
Equity	55	200	75	N/A
Total derivative liabilities	4,366	27,445	314	(25,009)	7,116
Total trading liabilities	4,784	27,982	314	(25,009)	8,071
Long-term debt (b)	-	326	-	-	326
Other liabilities (g)	14	368	-	-	382
Subtotal liabilities at fair value	4,798	28,676	314	(25,009)	8,779
Percentage of liabilities prior to netting	14%	85%	1%
Liabilities of consolidated investment management funds:
Trading liabilities	-	10,053	-	-	10,053
Other liabilities	2	30	-	-	32
Total liabilities of consolidated investment management funds	2	10,083	-	-	10,085
Total liabilities	$4,800	$38,759	$314	$(25,009)	$18,864
Percentage of liabilities prior to netting	11%	88%	1%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting cannot be disaggregated by product.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	The Level 1, 2 and 3 fair values of derivative assets and derivative liabilities are presented on a gross basis.
(f)	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
(g)	Includes derivatives in designated hedging relationships.

Details of Certain Items Measured at Fair Value on Recurring Basis

Details of certain items measured at fair value on a recurring basis	Dec. 31, 2012					Dec. 31, 2011
	Total carrying	Ratings				Total carrying	Ratings
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollar amounts in millions)	value (a)					value (a)
Alt-A RMBS, originated in:
2006-2007	$111	-%	-%	-%	100%	$99	-%	-%	-%	100%
2005	107	-	-	-	100	113	-	-	-	100
2004 and earlier	61	4	9	25	62	61	27	13	47	13
Total Alt-A RMBS	$279	1%	2%	6%	91%	$273	6%	3%	11%	80%
Prime RMBS, originated in:
2007	$106	-%	-%	45%	55%	$121	38%	4%	-%	58%
2006	70	-	-	-	100	75	-	-	-	100
2005	215	-	33	7	60	230	32	-	-	68
2004 and earlier	337	16	42	7	35	389	29	38	11	22
Total prime RMBS	$728	7%	29%	12%	52%	$815	28%	19%	5%	48%
Subprime RMBS, originated in:
2007	$-	-%	-%	-%	-%	$2	-%	2%	98%	-%
2005	108	4	8	34	54	82	23	12	29	36
2004 and earlier	344	3	4	6	87	334	5	15	18	62
Total subprime RMBS	$452	3%	5%	13%	79%	$418	8%	14%	21%	57%
Commercial MBS—Domestic, originated in:
2009-2012	$283	97%	3%	-%	-%	$200	100%	-%	-%	-%
2008	24	59	41	-	-	25	16	84	-	-
2007	707	78	16	6	-	789	66	26	8	-
2006	900	85	14	1	-	892	85	15	-	-
2005	640	98	1	1	-	696	94	6	-	-
2004 and earlier	285	100	-	-	-	403	97	2	1	-
Total commercial MBS—Domestic	$2,839	89%	9%	2%	-%	$3,005	84%	14%	2%	-%
Foreign covered bonds:
Canada	$925	100%	-%	-%	-%	$795	100%	-%	-%	-%
Germany	866	98	2	-	-	1,461	99	1	-	-
United Kingdom	756	100	-	-	-	25	100	-	-	-
Netherlands	360	100	-	-	-	26	100	-	-	-
Other	811	100	-	-	-	118	100	-	-	-
Total foreign covered bonds	$3,718	100%	-%	-%	-%	$2,425	100%	-%	-%	-%
European floating rate notes—available-for-sale:
United Kingdom	$1,873	79%	19%	2%	-%	$686	72%	28%	-%	-%
Netherlands	841	100	-	-	-	47	35	65	-	-
Ireland	161	15	-	-	85	203	-	50	47	3
Italy	125	-	100	-	-	150	100	-	-	-
Australia	77	94	6	-	-	101	91	9	-	-
Germany	68	-	9	-	91	93	21	6	73	-
France	-	-	-	-	-	9	100	-	-	-
Luxembourg	-	-	-	-	-	140	-	100	-	-
Total European floating rate notes—available-for-sale	$3,145	77%	15%	2%	6%	$1,429	55%	34%	11%	-%
Sovereign debt:
United Kingdom	$4,771	100%	-%	-%	-%	$4,526	100%	-%	-%	-%
Netherlands	2,054	100	-	-	-	2,230	100	-	-	-
Germany	1,646	100	-	-	-	2,347	100	-	-	-
France	897	100	-	-	-	2,790	100	-	-	-
Other	56	100	-	-	-	61	97	3	-	-
Total sovereign debt	$9,424	100%	-%	-%	-%	$11,954	100%	-%	-%	-%
Alt-A RMBS (b), originated in:
2006-2007	$1,128	-%	-%	-%	100%	$1,042	-%	-%	-%	100%
2005	622	4	-	1	95	628	5	-	1	94
2004 and earlier	220	-	2	12	86	209	-	4	27	69
Total Alt-A RMBS (b)	$1,970	1%	-%	2%	97%	$1,879	2%	-%	3%	95%
Prime RMBS (b), originated in:
2006-2007	$601	-%	-%	-%	100%	$678	-%	-%	-%	100%
2005	378	-	1	2	97	465	-	4	-	96
2004 and earlier	31	-	8	24	68	32	9	-	22	69
Total prime RMBS (b)	$1,010	-%	1%	1%	98%	$1,175	-%	2%	1%	97%
Subprime RMBS (b), originated in:
2005-2007	$94	-%	-%	-%	100%	$88	-%	-%	-%	100%
2004 and earlier	36	5	-	36	59	37	5	34	-	61
Total subprime RMBS (b)	$130	2%	-%	10%	88%	$125	2%	10%	-%	88%
(a)	At Dec. 31, 2012 and Dec. 31, 2011, foreign covered bonds were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
(b)	Previously included in the Grantor Trust.

Fair Value Measurements Using Significant Unobservable Inputs

The tables below include a roll forward of the balance sheet amounts for the years ended Dec. 31, 2012 and 2011 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2012
	Available-for-sale securities				Trading assets
(in millions)	State and political subdivisions		Other debt securities		Debt and equity instruments		Derivative assets (a)		Other assets	Total assets of operations	Assets of consolidated management funds
Fair value at Dec. 31, 2011	$45		$3		$63		$97		$157	$365	$-
Transfers out of Level 3	-		-		-		(5)		-	(5)	-
Total gains or (losses) for the period:
Included in earnings (or changes in net assets)	3	(b)	(3	) (b)	(2	) (c)	(44	) (c)	7 (d)	(39)	-	(e)
Purchases, sales and settlements:			-
Purchases	-		-		-		10		19	29	44
Sales	-		-		(13)		-		(55)	(68)	-
Settlements	(3)		-		-		-		(8)	(11)	-
Fair value at Dec. 31, 2012	$45		$-		$48		$58		$120	$271	$44
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period					$(3)		$(23)		$2	$(24)	$-
(a)	Derivative assets are reported on a gross basis.
(b)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
(c)	Reported in foreign exchange and other trading revenue.
(d)	Reported in investment and other income.
(e)	Reported in income from consolidated investment management funds.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2012
	Trading liabilities		Total liabilities
(in millions)	Derivative liabilities (a)
Fair value at Dec. 31, 2011	$314		$314
Transfers out of Level 3	(8)		(8)
Total (gains) or losses for the period:
Included in earnings (or changes in net liabilities)	(82	) (b)	(82)
Fair value at Dec. 31, 2012	$224		$224
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$(30)		$(30)
(a)	Derivative liabilities are reported on a gross basis.
(b)	Reported in foreign exchange and other trading revenue.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2011
	Available-for- sale securities				Trading assets
(in millions)	State and political subdivisions		Other debt securities		Debt and equity instruments		Derivative assets (a)	Loans	Other assets	Total assets
Fair value at Dec. 31, 2010	$10		$58		$32		$119	$6	$113	$338
Transfers into Level 3	35		-		25		48	-	49	157
Transfers out of Level 3	-		(55)		-		(84)	(2)	(3)	(144)
Total gains or (losses):
Included in earnings (or changes in net assets)	-	(b)	-	(b)	6	(c)	15 (c)	-	9 (d)	30
Purchases, issuances, sales and settlements:
Purchases	-		-		-		-	-	4	4
Issuances	-		-		-		-	1	-	1
Sales	-		-		-		-	-	(15)	(15)
Settlements	-		-		-		(1)	(5)	-	(6)
Fair value at Dec. 31, 2011	$45		$3		$63		$97	$-	$157	$365
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period					$4		$15	$-	$-	$19
(a)	Derivative assets are reported on a gross basis.
(b)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
(c)	Reported in foreign exchange and other trading revenue.
(d)	Reported in investment and other income.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2011
	Trading liabilities
(in millions)	Debt and equity instruments	Derivative liabilities (a)	Other liabilities		Total liabilities
Fair value at Dec. 31, 2010	$6	$171	$2		$179
Transfers into Level 3	-	77	-		77
Transfers out of Level 3	-	(9)	-		(9)
Total (gains) or losses:
Included in earnings (or changes in net liabilities)	-	88 (b)	(2	) (c)	86
Purchases, issuances, sales and settlements:
Settlements	(6)	(13)	-		(19)
Fair value at Dec. 31, 2011	$-	$314	$-		$314
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$-	$142	$-		$142
(a)	Derivative liabilities are reported on a gross basis.
(b)	Reported in foreign exchange and other trading revenue.
(c)	Reported in investment and other income.

Assets Measured at Fair Value on Nonrecurring Basis

The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy as of Dec. 31, 2012 and 2011, for which a nonrecurring change in fair value has been recorded during the years ended Dec. 31, 2012 and 2011.

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2012 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$183	$23	$206
Other assets (b)	-	79	-	79
Total assets at fair value on a nonrecurring basis	$-	$262	$23	$285

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2011 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$178	$43	$221
Other assets (b)	-	126	-	126
Total assets at fair value on a nonrecurring basis	$-	$304	$43	$347
(a)	During the years ended Dec. 31, 2012 and 2011, the fair value of these loans was reduced $20 million and $32 million, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.
(b)	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or market value.

Quantitative Information about Level 3 Fair Value Measurements of Assets

Quantitative information about Level 3 fair value measurements of assets
(dollars in millions)	Fair value at Dec. 31, 2012	Valuation techniques	Unobservable input	Range
Measured on a recurring basis:
Available-for-sale securities:
State and political subdivisions	$45	Discounted cash flow	Expected credit loss	6%-36%
Trading assets:
Debt and equity instruments:
Structured debt	28	Option pricing model (a)	Correlation risk Long-term foreign exchange volatility	15% 11%-17%
Distressed debt	20	Discounted cash flow	Expected maturity Credit spreads	2-15 years 200-950 bps
Derivative assets:
Interest rate:
Structured foreign exchange swaptions	19	Option pricing model (a)	Correlation risk Long-term foreign exchange volatility	0%-25% 11%-17%
Foreign exchange contracts:
Long-term foreign exchange options	1	Option pricing model (a)	Long-term foreign exchange volatility	18%
Equity:
Equity options	38	Option pricing model (a)	Long-term equity volatility	23%-30%
Measured on a nonrecurring basis:
Loans	23	Discounted cash flows	Timing of sale Cap rate Cost to complete/sell	0-18 months 8% 0%-30%

Quantitative Information about Level 3 Fair Value Measurements of Liabilities
Quantitative information about Level 3 fair value measurements of liabilities
(dollars in millions)	Fair value at Dec. 31, 2012	Valuation techniques	Unobservable input	Range
Measured on a recurring basis:
Trading liabilities:
Derivative liabilities:
Interest rate:
Structured foreign exchange swaptions	$168	Option pricing model (a)	Correlation risk Long-term foreign exchange volatility	0%-25% 11%-17%
Equity:
Equity options	56	Option pricing model (a)	Long-term equity volatility	23%-32%
(a)	The option pricing model uses market inputs such as foreign currency exchange rates, interest rates and volatility to calculate the fair value of the option.

Carrying Amount and Fair Value of Financial Instruments

Summary of financial instruments
	Dec. 31, 2012					Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount	Estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$-	$90,110	$-	$90,110	$90,110	$90,243	$90,243
Interest-bearing deposits with banks	-	43,936	-	43,936	43,910	36,381	36,321
Federal funds sold and securities purchased under resale agreements	-	6,593	-	6,593	6,593	4,510	4,510
Securities held-to-maturity	1,070	7,319	-	8,389	8,205	3,540	3,521
Loans	-	44,031	-	44,031	44,010	41,166	40,970
Other financial assets	4,727	1,115	-	5,842	5,842	5,336	5,336
Total	$5,797	$193,104	$-	$198,901	$198,670	$181,176	$180,901
Liabilities:
Noninterest-bearing deposits	$-	$93,019	$-	$93,019	$93,019	$95,335	$95,335
Interest-bearing deposits	-	153,030	-	153,030	153,076	123,759	123,759
Federal funds purchased and securities sold under repurchase agreements	-	7,427	-	7,427	7,427	6,267	6,267
Payables to customers and broker-dealers	-	16,095	-	16,095	16,095	12,671	12,671
Borrowings	-	1,883	-	1,883	1,883	2,376	2,376
Long-term debt	-	19,397	-	19,397	18,530	20,459	19,933
Total	$-	$290,851	$-	$290,851	$290,030	$260,867	$260,341

Summary of Carrying Amount of Hedged Financial Instruments, Related Notional Amount of Hedge and Estimated Fair Value of Derivatives

The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the unrealized gain (loss) (estimated fair value) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge	Unrealized
(in millions)			Gain	(Loss)
At Dec. 31, 2012:
Interest-bearing deposits with banks	$11,328	$11,328	$38	$(224)
Securities available-for-sale	5,597	5,355	12	(339)
Deposits	10	10	1	-
Long-term debt	15,100	14,314	911	(4)
At Dec. 31, 2011:
Interest-bearing deposits with banks	$8,789	$8,789	$441	$(17)
Securities available-for-sale	4,354	4,009	-	(289)
Deposits	10	10	1	-
Long-term debt	15,048	14,262	964	(9)

Fair Value Option (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities, by Type, of Consolidated Investment Management Funds Recorded at Fair Value

The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value (in millions)
	Dec. 31, 2012	Dec. 31, 2011
Assets of consolidated investment management funds:
Trading assets	$10,961	$10,751
Other assets	520	596
Total assets of consolidated investment management funds	$11,481	$11,347
Liabilities of consolidated investment management funds:
Trading liabilities	$10,152	$10,053
Other liabilities	29	32
Total liabilities of consolidated investment management funds	$10,181	$10,085

Changes in Fair Value of Long-term Debt Included in Foreign Exchange and Other Trading Revenue

The following table presents the changes in fair value of the long-term debt included in foreign exchange and other trading revenue in the consolidated income statement.

Foreign exchange and other trading revenue
	Year ended Dec. 31,
(in millions)	2012	2011
Changes in the fair value of long-term debt (a)	$(19)	$(57)
(a)	The change in fair value of the long-term debt is approximately offset by an economic hedge included in trading.

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Significant Industry Concentrations Related to Credit Exposure

Significant industry concentrations related to credit exposure at Dec. 31, 2012 are disclosed in the financial institutions portfolio exposure table and the commercial portfolio exposure table below.

Financial institutions portfolio exposure	Dec. 31, 2012
(in billions)	Loans	Unfunded commitments	Total exposure
Banks	$5.6	$2.0	$7.6
Securities industry	4.2	2.1	6.3
Asset managers	1.1	3.8	4.9
Insurance	0.1	4.3	4.4
Government	-	2.1	2.1
Other	0.3	1.4	1.7
Total	$11.3	$15.7	$27.0

Commercial portfolio exposure	Dec. 31, 2012
(in billions)	Loans	Unfunded commitments	Total exposure
Services and other	$0.5	$5.6	$6.1
Energy and utilities	0.5	5.5	6.0
Manufacturing	0.3	5.6	5.9
Media and telecom	0.1	1.6	1.7
Total	$1.4	$18.3	$19.7

Summary of Off-Balance Sheet Credit Risks, Net of Participations

The following table presents a summary of our off-balance sheet credit risks, net of participations.

Off-balance sheet credit risks (in millions)	Dec. 31,
	2012	2011
Lending commitments (a)	$31,265	$28,406
Standby letters of credit (b)	7,167	6,707
Commercial letters of credit	219	437
Securities lending indemnifications	245,717	268,812
Support agreements	-	63
(a)	Net of participations totaling $350 million at Dec 31, 2012 and $326 million at Dec. 31, 2011.
(b)	Net of participations totaling $1.0 billion at Dec. 31, 2012 and $1.2 billion at Dec. 31, 2011.

Standby Letters of Credits by Investment Grade	The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31,
	2012	2011
Investment grade	93%	91%
Noninvestment grade	7%	9%

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Ineffectiveness Related to Derivatives and Hedging Relationships Recorded in Income

Ineffectiveness related to derivatives and hedging relationships was recorded in income as follows:

Ineffectiveness	Year ended Dec. 31,
(in millions)	2012	2011	2010
Fair value hedges on loans	$-	$0.1	$0.1
Fair value hedges of securities	(3.3)	(8.6)	(4.2)
Fair value hedges of deposits and long-term debt	(14.8)	(5.3)	7.7
Cash flow hedges	0.1	(0.1)	0.1
Other (a)	1.6	(0.1)	(0.2)
Total	$(16.4)	$(14.0)	$3.5
(a)	Includes ineffectiveness recorded on foreign exchange hedges.

Impact of Derivative Instruments on Balance Sheet

The following table summarizes the notional amount and credit exposure of our total derivative portfolio at Dec. 31, 2012 and 2011.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
(in millions)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments (a):
Interest rate contracts	$19,679	$18,281	$928	$965	$343	$298
Foreign exchange contracts	16,805	14,160	61	635	361	21
Total derivatives designated as hedging instruments			$989	$1,600	$704	$319
Derivatives not designated as hedging instruments (b):
Interest rate contracts	$796,155	$975,308	$22,789	$26,652	$23,341	$27,440
Equity contracts	11,375	8,205	311	418	413	330
Credit contracts	166	333	-	3	-	-
Foreign exchange contracts	359,204	379,235	3,513	4,632	3,632	4,355
Total derivatives not designated as hedging instruments			$26,613	$31,705	$27,386	$32,125
Total derivatives fair value (c)			$27,602	$33,305	$28,090	$32,444
Effect of master netting agreements (d)			(22,311)	(26,047)	(20,990)	(25,009)
Fair value after effect of master netting agreements			$5,291	$7,258	$7,100	$7,435
(a)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.
(b)	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.
(c)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.
(d)	Master netting agreements are reported net of cash collateral received and paid of $1,452 million and $131 million, respectively, at Dec. 31, 2012, and $1,269 million and $231 million, respectively, at Dec. 31, 2011.

Impact of Derivative Instruments on Income Statement

Impact of derivative instruments on the income statement (in millions)
Derivatives in fair value hedging relationships	Location of gain or (loss) recognized in income on derivatives	Gain or (loss) recognized in income on derivatives Year ended Dec. 31,			Location of gain or(loss) recognized in income on hedged item	Gain or (loss) recognized in hedged item Year ended Dec. 31,
		2012	2011	2010		2012	2011	2010
Interest rate contracts	Net interest revenue	$(47)	$(150)	$370	Net interest revenue	$29	$136	$(366)

Derivatives in cash flow hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2012	2011	2010		2012	2011	2010		2012	2011	2010
FX contracts	$ 4	$(118)	$ (7)	Net interest revenue	$ 1	$(114)	$ (6)	Net interest revenue	$ -	$ -	$ -
FX contracts	2	(6)	(134)	Other revenue	3	(6)	(135)	Other revenue	0.1	(0.1)	0.1
FX contracts	236	(525)	-	Trading revenue	236	(525)	-	Trading revenue	-	-	-
FX contracts	(1)	3	(1)	Salary expense	(1)	2	(1)	Salary expense	-	-	-
Total	$241	$(646)	$(142)		$239	$(643)	$(142)		$0.1	$(0.1)	$0.1

Derivatives in net investment hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2012	2011	2010		2012	2011	2010		2012	2011	2010
FX contracts	$(181)	$75	$(52)	Net interest revenue	$-	$-	$-	Other revenue	$1.6	$(0.1)	$(0.2)

Revenue from Foreign Exchange and Other Trading

Revenue from foreign exchange and other trading included the following:

Foreign exchange and other trading revenue
(in millions)	2012	2011	2010
Foreign exchange	$520	$761	$787
Other trading revenue:
Fixed income	142	65	80
Credit derivatives/other (a)	30	22	19
Total other trading revenue	172	87	99
Total	$692	$848	$886
(a)	Credit derivatives are used as economic hedges of loans.

Fair Value of Derivative Contracts Falling under Early Termination Provisions that were in Net Liability Position

The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions as of Dec. 31, 2012 for three key ratings triggers:

If The Bank of New York Mellon’s rating was changed to (Moody’s/S&P)	Potential close-out exposures (fair value) (a)
A3/A-	$740 million
Baa2/BBB	$945 million
Bal/BB+	$2,276 million
(a)	The change between rating categories is incremental, not cumulative.

Lines of Businesses (Tables)	12 Months Ended
Dec. 31, 2012
Contribution of Segments to Overall Profitability

The following consolidating schedules show the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2012 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,518	(a)	$7,375	$613	$11,506	(a)
Net interest revenue	214		2,442	317	2,973
Total revenue	3,732		9,817	930	14,479
Provision for credit losses	-		(2)	(78)	(80)
Noninterest expense	2,809		7,568	956	11,333
Income before taxes	$923	(a)	$2,251	$52	$3,226	(a)
Pre-tax operating margin (b)	25%		23%	N/M	22%
Average assets	$36,493		$222,752	$56,136	$315,381
(a)	Total fee and other revenue includes income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes includes noncontrolling interests of $76 million.
(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2011
(dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,254	(a)	$7,665	$777	$11,696	(a)
Net interest revenue	206		2,565	213	2,984
Total revenue	3,460		10,230	990	14,680
Provision for credit losses	1		-	-	1
Noninterest expense	2,736		7,233	1,143	11,112
Income (loss) before taxes	$723	(a)	$2,997	$(153)	$3,567	(a)
Pre-tax operating margin (b)	21%		29%	N/M	24%
Average assets	$37,041		$204,569	$49,535	$291,145
(a)	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2010
(dollar amounts in millions)	Investment Management		Investment Services	Other	Total continuing operations
Fee and other revenue	$3,187	(a)	$6,972	$732	$10,891	(a)
Net interest revenue	203		2,362	360	2,925
Total revenue	3,390		9,334	1,092	13,816
Provision for credit losses	3		-	8	11
Noninterest expense	2,658		6,260	1,252	10,170
Income (loss) before taxes	$729	(a)	$3,074	$(168)	$3,635	(a)
Pre-tax operating margin (b)	22%		33%	N/M	26%
Average assets	$35,407		$158,676	$43,353	$237,436	(c)
(a)	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
(b)	Income before taxes divided by total revenue.
(c)	Including average assets of discontinued operations of $404 million in 2010, consolidated average assets were $237,840 million.

International Operations (Tables)	12 Months Ended
Dec. 31, 2012
Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations

Total revenue, income before income taxes, net income and total assets of our international operations are shown in the table below.

International operations
	International				Total international	Total domestic
(in millions)	EMEA		APAC	Other			Total
2012
Total assets at period end (a)	$78,912	(b)	$18,064	$1,816	$98,792	$260,198	$358,990
Total revenue	3,727	(b)	902	646	5,275	9,280	14,555
Income before taxes	936		429	326	1,691	1,611	3,302
Net income	761		349	265	1,375	1,148	2,523
2011
Total assets at period end (a)	$61,115	(b)	$13,030	$1,694	$75,839	$249,427	$325,266
Total revenue	3,780	(b)	842	769	5,391	9,339	14,730
Income before taxes	1,135		426	350	1,911	1,706	3,617
Net income	867		325	267	1,459	1,110	2,569
2010 (c):
Total assets at period end (a)	$72,629	(b)	$8,806	$3,124	$84,559	$162,422	$246,981
Total revenue	3,497	(b)	745	735	4,977	8,898	13,875
Income before taxes	1,222		394	348	1,964	1,730	3,694
Net income from continuing operations	916		295	261	1,472	1,175	2,647
(a)	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.
(b)	Includes revenue of approximately $2.3 billion, $2.2 billion and $2.1 billion and assets of approximately $40.0 billion, $28.3 billion and $44.7 billion in 2012, 2011, and 2010, respectively, of international operations domiciled in the UK, which is 16%, 15% and 15% of total revenue and 11%, 9%, and 18% of total assets, respectively.
(c)	Presented on a continuing operations basis.

Supplemental information to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2012
Noncash Investing and Financing Transactions that are Not Reflected in Consolidated Statement of Cash Flows

Noncash investing and financing transactions that, appropriately, are not reflected in the Consolidated Statement of Cash Flows are listed below.

Noncash investing and financing transactions	Year ended Dec. 31,
(in millions)	2012	2011	2010
Transfers from loans to other assets for OREO	$7	$16	$11
Assets of consolidated VIEs	134	3,419	15,249
Liabilities of consolidated VIEs	96	3,478	13,949
Noncontrolling interests of consolidated VIEs	163	29	699
Disposition of business	-	544	-

Significant Equity Method Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
CIBC Mellon
Percentage ownership	50.00%
Book value	$ 602
Wing Hang
Percentage ownership	20.70%
Book value	449
Siguler Guff
Percentage ownership	20.00%
Book value	272
ConvergEx
Percentage ownership	33.20%
Book value	$ 117

Summary of Significant Accounting and Reporting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 MortgagePool Y Segment
Significant Accounting Policies [Line Items]
Number of principal businesses	2
Minimum Loan amount to measure impairment allowance	$ 1
Minimum amount of majority of loans, primarily to institutional customers	1
Minimum loan amount for commercial loans to be assigned a credit rating	$ 1
Number of pools that residential mortgages are segregated into for probability of default estimation	6
Maximum percentage of excess actuarial gain or loss before excess is recognized (percentage)	10.00%
Period of time that the difference between actual experience vs. expected returns is adjusted against the market-related value (years)	5
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of owned and capitalized assets ( in years)	2 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of owned and capitalized assets ( in years)	40 years

Acquisitions and Dispositions - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Shareowner Services	Jul. 01, 2011 Talon Asset Management	Nov. 30, 2011 Penson Financial Services Australia Pty Ltd	Oct. 01, 2012 WestLB Mellon Asset Management	Jul. 01, 2010 Global Investment Servicing	Jul. 01, 2010 Global Investment Servicing Minimum	Jul. 01, 2010 Global Investment Servicing Maximum	Aug. 02, 2010 BHF Asset Servicing GmbH	Sep. 01, 2010 I(3) Advisors of Toronto
Business Acquisition [Line Items]
Contingent payments	$ 7,000,000
Potential obligation to pay additional consideration, lower limit	15,000,000
Potential obligation to pay additional consideration, upper limit	46,000,000				13,000,000
Potential obligation to pay additional consideration, period of measurement (in years)	2 years
Business acquisition, voting percentage acquired					50.00%
Business acquisition			11,000,000	33,000,000	22,000,000	2,300,000,000			370,000,000	21,100,000
Goodwill related to acquisition, non-tax deductible					70,000,000	249,000,000				8,000,000
Intangible assets, useful life (in years)			20 years	9 years	8 years		10 years	20 years	10 years	33 years
Intangible assets - customer relationships			6,000,000	6,000,000	23,000,000					10,000,000
Potential contingent additional consideration recorded as goodwill			5,000,000
Goodwill related to acquisition, tax deductible			10,000,000			1,256,000,000			272,000,000
Goodwill related to acquisition				10,000,000		1,505,000,000
Business disposition, sales price		550,000,000
Business disposition, pre-tax gain		98,000,000
Business disposition, revenue		273,000,000
Business disposition, per tax income		21,000,000
Assets acquired						590,000,000			3,600,000,000
Liabilities assumed						250,000,000			3,400,000,000
Intangible assets - customer contracts						477,000,000			40,000,000
Assets acquired, securities									2,600,000,000
Liabilities assumed, deposits									$ 2,300,000,000

Summarized Financial Information for Income (Loss) from Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net interest revenue	$ 9
Noninterest expense:
Staff	4
Professional, legal and other purchased services	4
Net occupancy	1
Other	3
Total noninterest expense	12
Loss from operations	(3)
Loss on assets held for sale	(106)
Loss on sale of MUNB	(1)
Benefit for income taxes	(44)
Net (loss) from discontinued operations	$ (66)

Discontinued operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loans previously reported as discontinued operations at fair value	$ 76
Net gain on loan sales and valuation changes on loans	$ 44	$ 100

Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Amortized cost	$ 98,332		$ 80,945		$ 66,016
Gross unrealized Gains	3,039		2,063		1,500
Gross unrealized Losses	363		1,001		1,207
Fair value	101,008		82,007		66,309
Available-for-sale
Gain (Loss) on Investments [Line Items]
Amortized cost	90,127		77,424		62,361
Gross unrealized Gains	2,793		1,917		1,389
Gross unrealized Losses	301		874		1,098
Fair value	92,619		78,467		62,652
Available-for-sale | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	17,539		16,814		12,650
Gross unrealized Gains	467		514		97
Gross unrealized Losses	3		2		138
Fair value	18,003		17,326		12,609
Available-for-sale | U.S. Government Agencies
Gain (Loss) on Investments [Line Items]
Amortized cost	1,044		932		1,007
Gross unrealized Gains	30		26		2
Gross unrealized Losses					4
Fair value	1,074		958		1,005
Available-for-sale | State And Political Subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	6,039		2,724		559
Gross unrealized Gains	112		62		4
Gross unrealized Losses	29		47		55
Fair value	6,122		2,739		508
Available-for-sale | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	33,355		26,232		19,383
Gross unrealized Gains	846		575		387
Gross unrealized Losses	8		11		43
Fair value	34,193		26,796		19,727
Available-for-sale | Alt-A RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	255		306		475
Gross unrealized Gains	40		9		34
Gross unrealized Losses	16		42		39
Fair value	279		273		470
Available-for-sale | Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	728		916		1,305
Gross unrealized Gains	9		1		8
Gross unrealized Losses	9		102		86
Fair value	728		815		1,227
Available-for-sale | Subprime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	508		606		696
Gross unrealized Gains	6		2
Gross unrealized Losses	62		190		188
Fair value	452		418		508
Available-for-sale | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	2,850		1,133		1,665
Gross unrealized Gains	53				1
Gross unrealized Losses	109		230		335
Fair value	2,794		903		1,331
Available-for-sale | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	3,031		3,327		2,650
Gross unrealized Gains	153		89		89
Gross unrealized Losses	45		77		100
Fair value	3,139		3,339		2,639
Available-for-sale | Asset-Backed CLOs
Gain (Loss) on Investments [Line Items]
Amortized cost	1,285		1,480		263
Gross unrealized Gains	7		1
Gross unrealized Losses	10		37		14
Fair value	1,282		1,444		249
Available-for-sale | Other Asset-Backed Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	2,123		527		532
Gross unrealized Gains	11		8		9
Gross unrealized Losses	3		3		2
Fair value	2,131		532		539
Available-for-sale | Foreign Covered Bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	3,596		2,410		2,884
Gross unrealized Gains	122		18
Gross unrealized Losses			3		16
Fair value	3,718		2,425		2,868
Available-for-sale | Corporate Bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	1,525		1,696		291
Gross unrealized Gains	63		47		16
Gross unrealized Losses	3		5		22
Fair value	1,585		1,738		285
Available-for-sale | Other Debt Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	11,516		14,320		11,509
Gross unrealized Gains	276		292		132
Gross unrealized Losses			33		35
Fair value	11,792	[1]	14,579	[2]	11,606	[3]
Available-for-sale | Equity Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	23		26		36
Gross unrealized Gains	4		4		11
Fair value	27		30		47
Available-for-sale | Money Market Funds
Gain (Loss) on Investments [Line Items]
Amortized cost	2,190		973		2,538
Fair value	2,190		973		2,538
Available-for-sale | Grantor Trust Alt-A RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,574	[4]	1,790	[4]	2,164	[4]
Gross unrealized Gains	400	[4]	157	[4]	364	[4]
Gross unrealized Losses	4	[4]	68	[4]	15	[4]
Fair value	1,970	[4]	1,879	[4]	2,513	[4]
Available-for-sale | Grantor Trust Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	833	[4]	1,090	[4]	1,626	[4]
Gross unrealized Gains	177	[4]	106	[4]	205	[4]
Gross unrealized Losses			21	[4]	6	[4]
Fair value	1,010	[4]	1,175	[4]	1,825	[4]
Available-for-sale | Grantor Trust Sub Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	113	[4]	122	[4]	128	[4]
Gross unrealized Gains	17	[4]	6	[4]	30	[4]
Gross unrealized Losses			3	[4]
Fair value	130	[4]	125	[4]	158	[4]
Held-to-maturity
Gain (Loss) on Investments [Line Items]
Amortized cost	8,205		3,521		3,655
Gross unrealized Gains	246		146		111
Gross unrealized Losses	62		127		109
Fair value	8,389		3,540		3,657
Held-to-maturity | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	1,011		813
Gross unrealized Gains	59		53
Fair value	1,070		866
Held-to-maturity | State And Political Subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	67		100		119
Gross unrealized Gains	2		3		2
Fair value	69		103		121
Held-to-maturity | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	5,879		658		397
Gross unrealized Gains	139		39		33
Gross unrealized Losses	1
Fair value	6,017		697		430
Held-to-maturity | Alt-A RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	111		153		215
Gross unrealized Gains	9		4		5
Gross unrealized Losses	6		19		19
Fair value	114		138		201
Held-to-maturity | Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	97		121		149
Gross unrealized Gains	1				2
Gross unrealized Losses	1		10		5
Fair value	97		111		146
Held-to-maturity | Subprime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	28		28		28
Gross unrealized Losses	1		3		3
Fair value	27		25		25
Held-to-maturity | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	983		1,617		2,709
Gross unrealized Gains	36		47		69
Gross unrealized Losses	52		93		81
Fair value	967		1,571		2,697
Held-to-maturity | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	26		28		34
Gross unrealized Losses	1		2		1
Fair value	25		26		33
Held-to-maturity | Other Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	3		3		4
Fair value	$ 3		$ 3		$ 4

[1]	Includes $9.4 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[2]	Includes $13.1 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[3]	Includes $11.0 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[4]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Securities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Fair value	$ 101,008	$ 82,007	$ 66,309
Available-for-sale
Gain (Loss) on Investments [Line Items]
Fair value	92,619	78,467	62,652
Government Sponsored and Guaranteed Entities, and Sovereign Debt Securities | Available-for-sale
Gain (Loss) on Investments [Line Items]
Fair value	$ 9,400	$ 13,100	$ 11,000

Net Securities Gains (Losses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Realized gross gains	$ 296	$ 183	$ 48
Realized gross losses	(10)	(56)	(5)
Recognized gross impairments	(124)	(79)	(16)
Net securities gains	$ 162	$ 48	$ 27

Aggregate Fair Value of Investments with Continuous Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	$ 5,758		$ 10,942
Less than 12 months Unrealized losses	63		183
12 months or more Fair value	2,798		4,043
12 months or more Unrealized losses	300		818
Total Fair value	8,556		14,985
Total Unrealized losses	363		1,001		1,207
Available-for-sale
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	5,073		10,766
Less than 12 months Unrealized losses	62		178
12 months or more Fair value	2,296		3,321
12 months or more Unrealized losses	239		696
Total Fair value	7,369		14,087
Total Unrealized losses	301		874		1,098
Available-for-sale | U.S. Treasury
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	956		118
Less than 12 months Unrealized losses	3		2
Total Fair value	956		118
Total Unrealized losses	3		2		138
Available-for-sale | State And Political Subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,139		483
Less than 12 months Unrealized losses	7		2
12 months or more Fair value	173		157
12 months or more Unrealized losses	22		45
Total Fair value	1,312		640
Total Unrealized losses	29		47		55
Available-for-sale | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,336		3,844
Less than 12 months Unrealized losses	8		10
12 months or more Fair value	96		140
12 months or more Unrealized losses			1
Total Fair value	1,432		3,984
Total Unrealized losses	8		11		43
Available-for-sale | Alt-A RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	31		132
Less than 12 months Unrealized losses	13		16
12 months or more Fair value	39		69
12 months or more Unrealized losses	3		26
Total Fair value	70		201
Total Unrealized losses	16		42		39
Available-for-sale | Prime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	110		324
Less than 12 months Unrealized losses	2		25
12 months or more Fair value	253		447
12 months or more Unrealized losses	7		77
Total Fair value	363		771
Total Unrealized losses	9		102		86
Available-for-sale | Subprime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	13
Less than 12 months Unrealized losses	3
12 months or more Fair value	397		400
12 months or more Unrealized losses	59		190
Total Fair value	410		400
Total Unrealized losses	62		190		188
Available-for-sale | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	64		5
Less than 12 months Unrealized losses	19		4
12 months or more Fair value	670		895
12 months or more Unrealized losses	90		226
Total Fair value	734		900
Total Unrealized losses	109		230		335
Available-for-sale | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	131		340
Less than 12 months Unrealized losses	1		2
12 months or more Fair value	310		495
12 months or more Unrealized losses	44		75
Total Fair value	441		835
Total Unrealized losses	45		77		100
Available-for-sale | Asset-Backed CLOs
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	314		1,143
Less than 12 months Unrealized losses	1		26
12 months or more Fair value	321		211
12 months or more Unrealized losses	9		11
Total Fair value	635		1,354
Total Unrealized losses	10		37		14
Available-for-sale | Other Asset-Backed Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	779		60
Less than 12 months Unrealized losses	2		1
12 months or more Fair value	7		18
12 months or more Unrealized losses	1		2
Total Fair value	786		78
Total Unrealized losses	3		3		2
Available-for-sale | Corporate Bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	178		254
Less than 12 months Unrealized losses	3		5
Total Fair value	178		254
Total Unrealized losses	3		5		22
Available-for-sale | Grantor Trust Alt-A RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	22	[1]	595	[1]
Less than 12 months Unrealized losses			53	[1]
12 months or more Fair value	30	[1]	29	[1]
12 months or more Unrealized losses	4	[1]	15	[1]
Total Fair value	52	[1]	624	[1]
Total Unrealized losses	4	[1]	68	[1]	15	[1]
Available-for-sale | Foreign Covered Bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			368
Less than 12 months Unrealized losses			1
12 months or more Fair value			406
12 months or more Unrealized losses			2
Total Fair value			774
Total Unrealized losses			3		16
Available-for-sale | Other Debt Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			2,613
Less than 12 months Unrealized losses			7
12 months or more Fair value			54
12 months or more Unrealized losses			26
Total Fair value			2,667
Total Unrealized losses			33		35
Available-for-sale | Grantor Trust Prime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			437	[1]
Less than 12 months Unrealized losses			21	[1]
Total Fair value			437	[1]
Total Unrealized losses			21	[1]	6	[1]
Available-for-sale | Grantor Trust Sub Prime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			50	[1]
Less than 12 months Unrealized losses			3	[1]
Total Fair value			50	[1]
Total Unrealized losses			3	[1]
Held-to-maturity
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	685		176
Less than 12 months Unrealized losses	1		5
12 months or more Fair value	502		722
12 months or more Unrealized losses	61		122
Total Fair value	1,187		898
Total Unrealized losses	62		127		109
Held-to-maturity | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	234
Less than 12 months Unrealized losses	1
Total Fair value	234
Total Unrealized losses	1
Held-to-maturity | Alt-A RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	38		69
Less than 12 months Unrealized losses			3
12 months or more Fair value	24		42
12 months or more Unrealized losses	6		16
Total Fair value	62		111
Total Unrealized losses	6		19		19
Held-to-maturity | Prime RMBS
Investments, Unrealized Loss Position [Line Items]
12 months or more Fair value	56		56
12 months or more Unrealized losses	1		10
Total Fair value	56		56
Total Unrealized losses	1		10		5
Held-to-maturity | Subprime RMBS
Investments, Unrealized Loss Position [Line Items]
12 months or more Fair value	24		25
12 months or more Unrealized losses	1		3
Total Fair value	24		25
Total Unrealized losses	1		3		3
Held-to-maturity | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	413		107
Less than 12 months Unrealized losses			2
12 months or more Fair value	373		573
12 months or more Unrealized losses	52		91
Total Fair value	786		680
Total Unrealized losses	52		93		81
Held-to-maturity | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
12 months or more Fair value	25		26
12 months or more Unrealized losses	1		2
Total Fair value	25		26
Total Unrealized losses	$ 1		$ 2		$ 1

[1]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Maturity Distribution by Carrying Amount and Yield (on Tax Equivalent Basis) of Investment Securities Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Securities available-for-sale:
One year or less	$ 6,783
Over 1 through 5 years	23,673
Over 5 through 10 years	7,737
Over 10 years	4,101
Total	92,619
Securities held-to-maturity:
One year or less	4
Over 1 through 5 years	682
Over 5 through 10 years	355
Over 10 years	40
Total	8,205
Mortgage-Backed Securities
Securities available-for-sale:
Without single maturity date	44,695
Securities held-to-maturity:
Without single maturity date	7,124
Asset-Backed Securities
Securities available-for-sale:
Without single maturity date	3,413
Equity Securities
Securities available-for-sale:
Without single maturity date	2,217	[1]
U.S. Treasury
Securities available-for-sale:
One year or less	3,054
Over 1 through 5 years	9,033
Over 5 through 10 years	2,365
Over 10 years	3,551
Total	18,003
Securities held-to-maturity:
Over 1 through 5 years	682
Over 5 through 10 years	329
Total	1,011
Securities available-for-sale:
One year or less	0.57%	[2]
Over 1 through 5 years	0.92%	[2]
Over 5 through 10 years	2.66%	[2]
Over 10 years	3.11%	[2]
Total	1.52%	[2]
Securities held-to-maturity:
Over 1 through 5 years	1.49%	[2]
Over 5 through 10 years	2.65%	[2]
Total	1.87%	[2]
U.S. Government Agencies
Securities available-for-sale:
One year or less	176
Over 1 through 5 years	832
Over 5 through 10 years	66
Total	1,074
Securities available-for-sale:
One year or less	0.95%	[2]
Over 1 through 5 years	1.76%	[2]
Over 5 through 10 years	2.06%	[2]
Total	1.65%	[2]
State And Political Subdivisions
Securities available-for-sale:
One year or less	114
Over 1 through 5 years	2,934
Over 5 through 10 years	2,597
Over 10 years	477
Total	6,122
Securities held-to-maturity:
One year or less	1
Over 5 through 10 years	26
Over 10 years	40
Total	67
Securities available-for-sale:
One year or less	1.52%	[2]
Over 1 through 5 years	1.75%	[2]
Over 5 through 10 years	3.16%	[2]
Over 10 years	3.74%	[2]
Total	2.50%	[2]
Securities held-to-maturity:
One year or less	6.65%	[2]
Over 5 through 10 years	6.78%	[2]
Over 10 years	6.41%	[2]
Total	6.56%	[2]
Other bonds, Notes and Debentures
Securities available-for-sale:
One year or less	3,439
Over 1 through 5 years	10,874
Over 5 through 10 years	2,709
Over 10 years	73
Total	17,095
Securities held-to-maturity:
One year or less	3
Total	3
Securities available-for-sale:
One year or less	1.03%	[2]
Over 1 through 5 years	1.28%	[2]
Over 5 through 10 years	2.67%	[2]
Over 10 years	8.08%	[2]
Total	1.48%	[2]
Securities held-to-maturity:
One year or less	0.02%	[2]
Total	0.02%	[2]
Mortgage/Asset-Backed and Equity Securities
Securities available-for-sale:
Total	50,325
Securities held-to-maturity:
Total	7,124
Securities available-for-sale:
Total	2.51%	[2]
Securities held-to-maturity:
Total	2.92%	[2]
Mortgage/Asset-Backed and Equity Securities | Mortgage-Backed Securities
Securities available-for-sale:
Without single maturity date	44,695
Securities held-to-maturity:
Without single maturity date	7,124
Securities available-for-sale:
Without single maturity date	2.73%	[2]
Securities held-to-maturity:
Without single maturity date	2.92%	[2]
Mortgage/Asset-Backed and Equity Securities | Asset-Backed Securities
Securities available-for-sale:
Without single maturity date	3,413
Securities available-for-sale:
Without single maturity date	1.33%	[2]
Mortgage/Asset-Backed and Equity Securities | Equity Securities
Securities available-for-sale:
Without single maturity date	$ 2,217	[1]

[1]	Includes money market funds.
[2]	Yields are based upon the amortized cost of securities.

Projected Weighted-Average Default Rates and Loss Severities (Detail) (Recent Vintage)	Dec. 31, 2012	Dec. 31, 2011
Alt-A
Gain (Loss) on Investments [Line Items]
Default rate	43.00%	44.00%
Severity	57.00%	57.00%
Subprime RMBS
Gain (Loss) on Investments [Line Items]
Default rate	61.00%	63.00%
Severity	72.00%	73.00%
Prime RMBS
Gain (Loss) on Investments [Line Items]
Default rate	24.00%	25.00%
Severity	43.00%	43.00%

Pre-Tax Net Securities Gains (Losses) by Type (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	$ 162	$ 48	$ 27
Sovereign Debt
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	96	36
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	83	77	15
Agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	43	8	15
Corporate Bonds
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	29
FDIC-Insured Debt
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	10
Prime RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(15)	(1)
Trust Preferred Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(18)
Alt-A RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(19)	(36)	(13)
Subprime RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(34)	(21)	(4)
European Floating Rate Notes
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(34)	(39)	(3)
Other Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	$ 21	$ 24	$ 17

Debt Securities Credit Losses Roll Forward Recorded in Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Beginning balance	$ 253	$ 182
Add:Initial OTTI credit losses	73	61
Subsequent OTTI credit losses	50	18
Less: Realized losses for securities sold	88	8
Ending balance	$ 288	$ 253

Securities - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window	$ 90
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, securities	80
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, interest-bearing deposits with banks	5
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, loans	5
Assets pledged primarily for actual borrowing at the Federal Reserve Discount Window, securities available-for-sale	1
Market value of securities received, that can be sold or repledged	31
Market value of securities received, repledged and sold	$ 9

Details of Loan Distribution and Industry Concentrations of Credit Risk (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 46,629		$ 43,979
Financial Institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,288		11,144
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,417		1,280
Wealth Management Loans and Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,864		7,342
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,740		1,449
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,298		4,849
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	36,459		33,971
Domestic | Financial Institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,455		4,606
Domestic | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,306		752
Domestic | Wealth Management Loans and Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,796		7,342
Domestic | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,677		1,449
Domestic | Lease Financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,329	[1]	1,558	[1]
Domestic | Other Residential Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,632		1,923
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,228		2,958		4,524
Domestic | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	639		623		771
Domestic | Margin Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,397		12,760		6,810
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,170		10,008
Foreign | Financial Institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,833		6,538
Foreign | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	111		528
Foreign | Wealth Management Loans and Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	68
Foreign | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	63
Foreign | Lease Financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,025	[1]	1,051	[1]
Foreign | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 3,070		$ 1,891

[1]	Net of unearned income on domestic and foreign lease financings of $1,135 million at Dec. 31, 2012 and $1,343 million at Dec. 31, 2011.

Details of Loan Distribution and Industry Concentrations of Credit Risk (Parenthetical) (Detail) (Lease Financings, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Lease Financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income on lease financings	$ 1,135	$ 1,343

Loans and Asset Quality - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to directors and executive officers and to entities in which certain of our directors have an ownership interest or direct or indirect subsidiaries of such entities	$ 5	$ 3	$ 3
Loans	46,629	43,979
Number of business days in which overdrafts are generally repaid	2 days
Other Residential Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subsequently defaulted number of contracts	21
Subsequently defaulted recorded investment	6
Wealth Management Mortgages Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio at origination	63.00%
Percentage of past due mortgages	1.00%
Loans	4,142	3,781
Wealth Management Mortgages Portfolio Segment | New York State
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	22.00%
Wealth Management Mortgages Portfolio Segment | California State
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	19.00%
Wealth Management Mortgages Portfolio Segment | Massachusetts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	17.00%
Wealth Management Mortgages Portfolio Segment | Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	8.00%
Wealth Management Mortgages Portfolio Segment | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	34.00%
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,298	4,849
Number of business days in which overdrafts are generally repaid	2 days
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	36,459	33,971
Domestic | Other Residential Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,632	1,923
Purchased mortgages	497
Purchased residential mortgages, loan to value ratio	75.00%
Percentage of purchased residential mortgages that were at least 60 days delinquent	24.00%
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,228	2,958	4,524
Domestic | Margin Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 13,397	$ 12,760	$ 6,810
Domestic | Margin Loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required daily collateral margin	100.00%	100.00%

Allowance for Credit Losses Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 497		$ 571		$ 628
Charge-offs	(38)		(83)		(88)
Recoveries	8		8		20
Net (charge-offs) recoveries	(30)		(75)		(68)
Provision	(80)		1		11
Ending balance	387		497		571
Allowance for loans losses	266		394		498
Allowance for unfunded commitments	121		103		73
Individually evaluated for impairment, loan balance	117		128		140
Individually evaluated for impairment, allowance for loan losses	24		32		26
Collectively evaluated for impairment, loan balance	46,512		43,851		37,668
Collectively evaluated for impairment, allowance for loan losses	242		362		472
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	91		93		155
Charge-offs	(2)		(6)		(5)
Recoveries	2		3		15
Net (charge-offs) recoveries			(3)		10
Provision	13		1		(72)
Ending balance	104		91		93
Allowance for loans losses	30		33		51
Allowance for unfunded commitments	74		58		42
Individually evaluated for impairment, loan balance	57		26		32
Individually evaluated for impairment, allowance for loan losses	12		9		10
Collectively evaluated for impairment, loan balance	1,249		726		1,218
Collectively evaluated for impairment, allowance for loan losses	18		24		41
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	34		40		45
Charge-offs			(4)		(8)
Recoveries					1
Net (charge-offs) recoveries			(4)		(7)
Provision	(4)		(2)		2
Ending balance	30		34		40
Allowance for loans losses	20		24		28
Allowance for unfunded commitments	10		10		12
Individually evaluated for impairment, loan balance	17		38		44
Individually evaluated for impairment, allowance for loan losses	1		7		9
Collectively evaluated for impairment, loan balance	1,660		1,411		1,548
Collectively evaluated for impairment, allowance for loan losses	19		17		19
Financial Institutions
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	63		11		76
Charge-offs	(13)		(8)		(25)
Recoveries			2		2
Net (charge-offs) recoveries	(13)		(6)		(23)
Provision	(14)		58		(42)
Ending balance	36		63		11
Allowance for loans losses	12		41		1
Allowance for unfunded commitments	24		22		10
Individually evaluated for impairment, loan balance	3		24		4
Individually evaluated for impairment, allowance for loan losses			7
Collectively evaluated for impairment, loan balance	5,452		4,582		4,626
Collectively evaluated for impairment, allowance for loan losses	12		34		1
Lease Financings
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	66		90		80
Provision	(17)		(24)		10
Ending balance	49		66		90
Allowance for loans losses	49		66		90
Collectively evaluated for impairment, loan balance	1,329		1,558		1,605
Collectively evaluated for impairment, allowance for loan losses	49		66		90
Wealth Management Loans and Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	29		41		58
Charge-offs	(1)		(1)		(4)
Net (charge-offs) recoveries	(1)		(1)		(4)
Provision	2		(11)		(13)
Ending balance	30		29		41
Allowance for loans losses	26		23		38
Allowance for unfunded commitments	4		6		3
Individually evaluated for impairment, loan balance	31		30		53
Individually evaluated for impairment, allowance for loan losses	7		5		5
Collectively evaluated for impairment, loan balance	8,765		7,312		6,453
Collectively evaluated for impairment, allowance for loan losses	19		18		33
Other Residential Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	156		235		164
Charge-offs	(22)		(56)		(46)
Recoveries	6		3		2
Net (charge-offs) recoveries	(16)		(53)		(44)
Provision	(52)		(26)		115
Ending balance	88		156		235
Allowance for loans losses	88		156		235
Collectively evaluated for impairment, loan balance	1,632		1,923		2,079
Collectively evaluated for impairment, allowance for loan losses	88		156		235
All Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			1
Provision	2		(1)		1
Ending balance	2				1
Allowance for loans losses	2				1
Collectively evaluated for impairment, loan balance	16,264	[1]	16,341	[2]	12,105	[3]
Collectively evaluated for impairment, allowance for loan losses	2				1
Foreign
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	58		60		50
Charge-offs			(8)
Net (charge-offs) recoveries			(8)
Provision	(10)		6		10
Ending balance	48		58		60
Allowance for loans losses	39		51		54
Allowance for unfunded commitments	9		7		6
Individually evaluated for impairment, loan balance	9		10		7
Individually evaluated for impairment, allowance for loan losses	4		4		2
Collectively evaluated for impairment, loan balance	10,161		9,998		8,034
Collectively evaluated for impairment, allowance for loan losses	$ 35		$ 47		$ 52

[1]	Includes $2,228 million of domestic overdrafts, $13,397 million of margin loans and $639 million of other loans at Dec. 31, 2012.
[2]	Includes $2,958 million of domestic overdrafts, $12,760 million of margin loans and $623 million of other loans at Dec. 31, 2011.
[3]	Includes $4,524 million of domestic overdrafts, $6,810 million of margin loans and $771 million of other loans at Dec. 31, 2010.

Allowance for Credit Losses Activity (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	$ 46,629	$ 43,979
Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	36,459	33,971
Overdrafts
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	5,298	4,849
Overdrafts | Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	2,228	2,958	4,524
Margin Loans | Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	13,397	12,760	6,810
Other loans | Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	$ 639	$ 623	$ 771

Nonperforming Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Nonperforming loans	$ 245		$ 329
Other assets owned	4		12
Total nonperforming assets	249	[1]	341	[1]
Domestic
Financing Receivable, Impaired [Line Items]
Nonperforming loans	236		319
Domestic | Other Residential Mortgages
Financing Receivable, Impaired [Line Items]
Nonperforming loans	158		203
Domestic | Wealth Management Loans and Mortgages
Financing Receivable, Impaired [Line Items]
Nonperforming loans	30		32
Domestic | Commercial
Financing Receivable, Impaired [Line Items]
Nonperforming loans	27		21
Domestic | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Nonperforming loans	18		40
Domestic | Financial Institutions
Financing Receivable, Impaired [Line Items]
Nonperforming loans	3		23
Foreign
Financing Receivable, Impaired [Line Items]
Nonperforming loans	$ 9		$ 10

[1]	Loans of consolidated investment management funds are not part of BNY Mellon's loan portfolio. Included in these loans are nonperforming loans of $174 million at Dec. 31, 2012 and $101 million at Dec. 31, 2011. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above.

Nonperforming Assets (Parenthetical) (Detail) (Investment Management Funds, Nonperforming Financing Receivable, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment Management Funds | Nonperforming Financing Receivable
Financing Receivable, Impaired [Line Items]
Loans fair value	$ 174	$ 101

Lost Interest (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Amount by which interest income recognized on nonperforming loans exceeded reversals	$ 5	$ 2	$ 2
Amount by which interest income would have increased if nonperforming loans at period-end had been performing for the entire year	$ 15	$ 17	$ 20	[1]

[1]	Lost interest excludes discontinued operations for 2010.

Information about Impaired Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	$ 126		$ 105		$ 154
Impaired loans without an allowance, average recorded investment	9	[1]	16	[1]	20	[1]
Total impaired loans, average recorded investment	135		121		174
Impaired loans with an allowance, interest income recognized	4		2		2
Impaired loans without an allowance, interest income recognized		[1]		[1]		[1]
Total impaired loans, interest income recognized	4		2		2
Impaired loans with an allowance, recorded investment	110		119
Impaired loans without an allowance, recorded investment	7	[1]	9	[1]
Total impaired loans, recorded investment	117	[2]	128	[2]
Impaired loans with an allowance, unpaid Principal balance	123		138
Impaired loans without an allowance, unpaid Principal balance	14	[1]	15	[1]
Total impaired loans, unpaid Principal balance	137	[2]	153	[2]
Impaired loans with an allowance, related allowance	24	[2],[3]	32	[2],[3]
Commercial
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	54		27		30
Impaired loans without an allowance, average recorded investment			1		6
Impaired loans with an allowance, interest income recognized	4		1		1
Impaired loans without an allowance, interest income recognized
Impaired loans with an allowance, recorded investment	57		26
Impaired loans with an allowance, unpaid Principal balance	61		31
Impaired loans with an allowance, related allowance	12	[3]	9	[3]
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	27		22		34
Impaired loans without an allowance, average recorded investment	3		13		11
Impaired loans without an allowance, interest income recognized
Impaired loans with an allowance, recorded investment	15		35
Impaired loans without an allowance, recorded investment	2		3
Impaired loans with an allowance, unpaid Principal balance	16		41
Impaired loans without an allowance, unpaid Principal balance	2		3
Impaired loans with an allowance, related allowance	1	[3]	7	[3]
Financial Institutions
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	7		9		35
Impaired loans without an allowance, average recorded investment	2
Impaired loans without an allowance, interest income recognized
Impaired loans with an allowance, recorded investment	1		21
Impaired loans without an allowance, recorded investment	1		3
Impaired loans with an allowance, unpaid Principal balance	1		21
Impaired loans without an allowance, unpaid Principal balance	8		9
Impaired loans with an allowance, related allowance			7	[3]
Wealth Management Loans and Mortgages
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	28		37		53
Impaired loans without an allowance, average recorded investment	4		2		3
Impaired loans with an allowance, interest income recognized			1		1
Impaired loans without an allowance, interest income recognized
Impaired loans with an allowance, recorded investment	28		27
Impaired loans without an allowance, recorded investment	4		3
Impaired loans with an allowance, unpaid Principal balance	28		27
Impaired loans without an allowance, unpaid Principal balance	4		3
Impaired loans with an allowance, related allowance	7	[3]	5	[3]
Foreign
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	10		10		2
Impaired loans with an allowance, recorded investment	9		10
Impaired loans with an allowance, unpaid Principal balance	17		18
Impaired loans with an allowance, related allowance	$ 4	[3]	$ 4	[3]

[1]	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.
[2]	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at both Dec. 31, 2012 and Dec. 31, 2011. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2012 and Dec. 31, 2011.
[3]	The allowance for impaired loans is included in the allowance for loan losses.

Information about Impaired Loans (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	$ 110		$ 119
Impaired loans with an allowance, related allowance	24	[1],[2]	32	[1],[2]
Loans Individually Less than 1 Million
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	2		2
Maximum | Loans Individually Less than 1 Million
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	1		1
Impaired loans with an allowance, related allowance	$ 1		$ 1

[1]	The allowance for impaired loans is included in the allowance for loan losses.
[2]	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at both Dec. 31, 2012 and Dec. 31, 2011. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2012 and Dec. 31, 2011.

Information about Past Due Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	$ 127	$ 268
60-89 Days past due	76	29
>90 Days past due	6	13
Total past due	209	310
Domestic
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	127	268
60-89 Days past due	76	29
>90 Days past due	6	13
Total past due	209	310
Domestic | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	44	47
60-89 Days past due		9
Total past due	44	56
Domestic | Wealth Management Loans and Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	33	89
60-89 Days past due	7	3
>90 Days past due	1
Total past due	41	92
Domestic | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due		60
60-89 Days past due	60	7
Total past due	60	67
Domestic | Other Residential Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	50	36
60-89 Days past due	9	10
>90 Days past due	5	13
Total past due	64	59
Domestic | Financial Institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due		36
Total past due		$ 36

Troubled Debt Restructurings (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Number of contracts	178	22
Outstanding recorded investment Pre-modification	$ 103	$ 10
Outstanding recorded investment Post- modification	104	10
Domestic | Commercial
Financing Receivable, Modifications [Line Items]
Number of contracts	3	1
Outstanding recorded investment Pre-modification	42	2
Outstanding recorded investment Post- modification	37	2
Domestic | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number of contracts	2
Outstanding recorded investment Pre-modification	11
Outstanding recorded investment Post- modification	12
Domestic | Wealth Management Loans and Mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts	6
Outstanding recorded investment Pre-modification	3
Outstanding recorded investment Post- modification	3
Domestic | Other Residential Mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts	166	21
Outstanding recorded investment Pre-modification	44	8
Outstanding recorded investment Post- modification	49	8
Foreign
Financing Receivable, Modifications [Line Items]
Number of contracts	1
Outstanding recorded investment Pre-modification	3
Outstanding recorded investment Post- modification	$ 3

Credit Quality Indicators - Commercial Portfolio - Credit Risk Profile by Creditworthiness Category (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 46,629	$ 43,979
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	1,417	1,280
Commercial | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	1,064	906
Commercial | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	353	374
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans	1,740	1,449
Commercial Real Estate | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	1,289	1,062
Commercial Real Estate | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	451	387
Financial Institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	11,288	11,144
Financial Institutions | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	9,935	9,643
Financial Institutions | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 1,353	$ 1,501

Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 46,629	$ 43,979
Wealth Management Loans Portfolio Segment | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	4,597	3,450
Wealth Management Loans Portfolio Segment | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	125	111
Wealth Management Mortgages Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans	4,142	3,781
Wealth Management Loans and Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 8,864	$ 7,342

Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment		Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Number of business segments	3
Number of reporting units	7
Amortization of intangible assets	$ 384		$ 428		$ 421
Investment Management
Goodwill [Line Items]
Number of reporting units	2
Amortization of intangible assets	192		214
Investment Services
Goodwill [Line Items]
Number of reporting units	4
Amortization of intangible assets	192	[1]	199	[1]
Other Operating Segment
Goodwill [Line Items]
Number of reporting units	1
Amortization of intangible assets			$ 15	[1]

[1]	Includes the reclassification of goodwill associated with the Shareowner Services business from Investment Services to the Other segment.

Goodwill by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 17,904		$ 18,042
Acquisition	70
Acquisitions/dispositions			(108)
Foreign exchange translation	101		(61)
Other			31	[1]
Ending Balance	18,075		17,904
Investment Management
Goodwill [Line Items]
Beginning Balance	9,373		9,359
Acquisition	70
Acquisitions/dispositions			10
Foreign exchange translation	63		(32)
Other	2	[1]	36	[1]
Ending Balance	9,508		9,373
Investment Services
Goodwill [Line Items]
Beginning Balance	8,491	[2]	8,515	[2]
Acquisitions/dispositions			10	[2]
Foreign exchange translation	38	[2]	(29)	[2]
Other	(12)	[1],[2]	(5)	[1],[2]
Ending Balance	8,517	[2]	8,491	[2]
Other Operating Segment
Goodwill [Line Items]
Beginning Balance	40	[2]	168	[2]
Acquisitions/dispositions			(128)	[2]
Other	10	[1],[2]
Ending Balance	$ 50	[2]	$ 40	[2]

[1]	Other changes in goodwill include purchase price adjustments and certain other reclassifications.
[2]	Includes the reclassification of goodwill associated with the Shareowner Services business from Investment Services to the Other segment.

Intangible Assets by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Intangible Assets by Major Class [Line Items]
Beginning Balance	$ 5,152		$ 5,696
Acquisition	23
Acquisitions/dispositions			(105)
Amortization	(384)		(428)		(421)
Foreign exchange translation	18		(4)
Impairment			(9)
Other			2	[1]
Ending Balance	4,809		5,152		5,696
Investment Management
Intangible Assets by Major Class [Line Items]
Beginning Balance	2,382		2,592
Acquisition	23
Acquisitions/dispositions			6
Amortization	(192)		(214)
Foreign exchange translation	15		(2)
Ending Balance	2,228		2,382
Investment Services
Intangible Assets by Major Class [Line Items]
Beginning Balance	1,922	[2]	2,113	[2]
Acquisitions/dispositions			17	[2]
Amortization	(192)	[2]	(199)	[2]
Foreign exchange translation	3	[2]	(2)	[2]
Impairment			(9)	[2]
Other	(1)	[1],[2]	2	[1],[2]
Ending Balance	1,732	[2]	1,922	[2]
Other Operating Segment
Intangible Assets by Major Class [Line Items]
Beginning Balance	848	[2]	991	[2]
Acquisitions/dispositions			(128)	[2]
Amortization			(15)	[2]
Other	1	[1],[2]
Ending Balance	$ 849	[2]	$ 848	[2]

[1]	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.
[2]	Includes the reclassification of goodwill associated with the Shareowner Services business from Investment Services to the Other segment.

Intangible Assets by Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Finite-lived Intangible Assets	Dec. 31, 2011 Finite-lived Intangible Assets	Dec. 31, 2012 Finite-lived Intangible Assets Customer Relationships	Dec. 31, 2011 Finite-lived Intangible Assets Customer Relationships	Dec. 31, 2012 Finite-lived Intangible Assets Customer Contracts - Investment Services	Dec. 31, 2011 Finite-lived Intangible Assets Customer Contracts - Investment Services	Dec. 31, 2012 Finite-lived Intangible Assets Other Intangible Assets	Dec. 31, 2011 Finite-lived Intangible Assets Other Intangible Assets	Dec. 31, 2012 Indefinite-lived Intangible Assets		Dec. 31, 2011 Indefinite-lived Intangible Assets		Dec. 31, 2012 Indefinite-lived Intangible Assets Customer Relationships		Dec. 31, 2011 Indefinite-lived Intangible Assets Customer Relationships		Dec. 31, 2012 Indefinite-lived Intangible Assets Trade Name		Dec. 31, 2011 Indefinite-lived Intangible Assets Trade Name
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 7,280	$ 7,270		$ 4,592	$ 4,591	$ 2,114	$ 2,109	$ 2,353	$ 2,351	$ 125	$ 131	$ 2,688	[1]	$ 2,679	[1]	$ 1,320	[1]	$ 1,313	[1]	$ 1,368	[1]	$ 1,366	[1]
Accumulated amortization	(2,471)	(2,118)		(2,471)	(2,118)	(1,353)	(1,189)	(1,018)	(834)	(100)	(95)
Net carrying amount	$ 4,809	$ 5,152	$ 5,696	$ 2,121	$ 2,473	$ 761	$ 920	$ 1,335	$ 1,517	$ 25	$ 36	$ 2,688	[1]	$ 2,679	[1]	$ 1,320	[1]	$ 1,313	[1]	$ 1,368	[1]	$ 1,366	[1]
Remaining weighted average amortization period				12 years		12 years		12 years		5 years

[1]	Intangible assets not subject to amortization have an indefinite life.

Estimated Annual Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Expected Amortization Expense [Line Items]
2013	$ 340
2014	302
2015	272
2016	240
2017	$ 216

Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Corporate/bank owned life insurance	$ 4,360		$ 4,216
Accounts receivable	4,255		4,208
Income taxes receivable	3,099		2,573
Equity in joint ventures and other investments	2,664	[1]	2,677	[1]
Fails to deliver	1,148		961
Software	1,117		986
Fair value of hedging derivatives	989		1,600
Prepaid expenses	508		784
Prepaid pension assets	419		144
Due from customers on acceptances	376		321
Other	1,533		1,369
Total other assets	$ 20,468		$ 19,839

[1]	Includes Federal Reserve Bank stock of $436 million and $429 million, respectively, at cost.

Other Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Federal Reserve Bank stock	$ 436	$ 429

Seed Capital and Private Equity Investments Valued Using Net Asset Value (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 252		$ 194
Unfunded commitments	44		24
Private Equity Funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	99	[1]	122	[1]
Unfunded commitments	13	[1]	24	[1]
Other Funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	153	[2]	72	[2]
Unfunded commitments	$ 31	[2]
Redemption frequency	Monthly-yearly	[2]	Monthly-yearly	[2]
Redemption notice period	3-45 days	[2]	3-45 days	[2]

[1]	Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.
[2]	Other funds include various market neutral, leveraged loans, hedge funds, real estate and structured credit funds. Redemption notice periods vary by fund.

Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Aggregate amount of time deposits in denominations of $100,000	$ 50,300,000,000	$ 44,200,000,000
Time deposits mature in 2013	50,700,000,000
Time deposits mature in 2014	22,000,000
Time deposits mature in 2015	3,000,000
Time deposits mature in 2016
Time deposits mature in 2017
Time deposits mature in 2018 and thereafter	$ 3,000,000

Net Interest Revenue (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest revenue
Non-margin loans	$ 671	$ 681	$ 738
Margin loans	168	129	88
Securities:
Taxable	1,913	1,949	1,944
Exempt from federal income taxes	84	36	25
Total securities	1,997	1,985	1,969
Deposits in banks	388	543	491
Deposits with the Federal Reserve and other central banks	152	148	49
Federal funds sold and securities purchased under resale agreements	35	28	64
Trading assets	96	74	71
Total interest revenue	3,507	3,588	3,470
Interest expense
Deposits in domestic offices	46	47	49
Deposits in foreign offices	108	194	82
Federal funds purchased and securities sold under repurchase agreements		2	43
Trading liabilities	24	32	41
Other borrowed funds	16	21	24
Commercial paper	2
Customer payables	8	7	6
Long-term debt	330	301	300
Total interest expense	534	604	545
Net interest revenue	$ 2,973	$ 2,984	$ 2,925

Noninterest Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation	$ 3,531	$ 3,567	$ 3,237
Incentives	1,280	1,262	1,193
Employee benefits	950	897	785
Total staff	5,761	5,726	5,215
Professional, legal and other purchased services	1,222	1,217	1,099
Net occupancy	593	624	588
Software	524	485	410
Litigation	488	210	217
Distribution and servicing	421	416	377
Furniture and equipment	331	330	315
Business development	275	261	271
Sub-custodian	269	298	247
Communications	141	173	140
Clearing	127	135	127
Other	726	629	576
Amortization of intangible assets	384	428	421
Merger and integration and restructuring charges	71	180	167
Total noninterest expense	$ 11,333	$ 11,112	$ 10,170

Restructuring Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Estimated reduction in workforce due to restructuring, number of positions		1,500
Estimated reduction in workforce due to restructuring, percentage of positions		3.00%
Restructuring charge (recovery)	$ (2)	$ 107
Severance cost		78
Operating lease-related items and consulting costs		29
Global Location Strategy 2009
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	$ (12)	$ (15)	$ 35	$ 35

Activity in Restructuring Reserve (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 74	$ 107
Net additional charges (net recovery/gain)	(2)	107
Utilization	20	(33)
Ending balance	92	74
Operational Efficiency Initiatives 2011 | Severance
Restructuring Cost and Reserve [Line Items]
Beginning Balance	74	78
Net additional charges (net recovery/gain)	55
Utilization	(37)	(4)
Ending balance	92	74
Operational Efficiency Initiatives 2011 | Other
Restructuring Cost and Reserve [Line Items]
Beginning Balance		29
Net additional charges (net recovery/gain)	(57)
Utilization	57	(29)
Global Location Strategy 2009
Restructuring Cost and Reserve [Line Items]
Beginning Balance	38	100		139
Net additional charges (net recovery/gain)	(12)	(15)	35	35
Utilization	(14)	(47)		(74)
Ending balance	12	38	100	100
Global Location Strategy 2009 | Severance
Restructuring Cost and Reserve [Line Items]
Beginning Balance	27	81		102
Net additional charges (net recovery/gain)	(12)	(15)		29
Utilization	(14)	(39)		(50)
Ending balance	1	27	81	81
Global Location Strategy 2009 | Asset Write-offs/Other
Restructuring Cost and Reserve [Line Items]
Beginning Balance		19		37
Net additional charges (net recovery/gain)				6
Utilization		(8)		(24)
Ending balance	$ 11	$ 11	$ 19	$ 19

Restructuring Charges by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	$ (2)	$ 107
Total charges since inception	105
Operational Efficiency Initiatives 2011 | Investment Management
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	31	17
Total charges since inception	48
Operational Efficiency Initiatives 2011 | Investment Services
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	19	41
Total charges since inception	60
Operational Efficiency Initiatives 2011 | Other Operating Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	(52)	49
Total charges since inception	(3)
Global Location Strategy 2009
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	(12)	(15)	35	35
Total charges since inception	147
Global Location Strategy 2009 | Investment Management
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	(1)		15
Total charges since inception	54
Global Location Strategy 2009 | Investment Services
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	(12)	(18)	26
Total charges since inception	64
Global Location Strategy 2009 | Other Operating Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	1	3	(6)
Total charges since inception	$ 29

Provision (Benefit) for Income Taxes from Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current taxes (benefits):
Federal	$ 271	$ 691	$ (670)	[1]
Foreign	236	317	408	[1]
State and local	20	28	110	[1]
Total current tax expense (benefit)	527	1,036	(152)	[1]
Deferred tax expense (benefit):
Federal	130	(34)	1,278	[1]
Foreign	39	(16)	(75)	[1]
State and local	83	62	(4)	[1]
Total deferred tax expense	252	12	1,199	[1]
Provision for income taxes	$ 779	$ 1,048	$ 1,047	[1]

[1]	Based on continuing operations for 2010.

Components of Income (Loss) before Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Domestic	$ 1,962	$ 2,336		$ 2,363	[1]
Foreign	1,340	1,281		1,331	[1]
Income before taxes	$ 3,302	$ 3,617	[2]	$ 3,694	[1],[2]

[1]	Based on continuing operations for 2010.
[2]	Presented on a continuing operations basis.

Components of Net Deferred Tax Liability (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Depreciation and amortization	$ 2,672	$ 2,599
Lease financings	932	1,040
Pension obligation	45	(49)
Reserves not deducted for tax	(397)	(401)
Credit losses on loans	(230)	(290)
Net operating loss carryover	(105)	(126)
Employee benefits	(570)	(544)
Equity investments	256	238
Securities valuation	545	(15)
Other assets	(128)	(193)
Other liabilities	353	297
Net deferred tax liability	$ 3,373	$ 2,556

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 State and Local	Dec. 31, 2012 Germany	Feb. 11, 2013 Internal Revenue Service (IRS) Subsequent Event
Income Taxes [Line Items]
Net operating loss carryfowards					$ 915,000,000	$ 198,000,000
Operating loss carryforwards, expiration year					2029
Earnings attributable to foreign subsidiaries that have been permanently reinvested abroad	4,300,000,000
Earnings attributable to foreign subsidiaries that have been permanently reinvested abroad, estimated U.S. tax liability If these earnings were to be repatriated	930,000,000
Tax reserves	340,000,000	250,000,000	290,000,000	335,000,000
Impact on tax expense if tax reserves were unnecessary	340,000,000
Accrued interest, related to income taxes in the balance sheet	35,000,000
Additional tax expense related to interest	11,000,000	31,000,000
Expected tax charge to be recorded during the first quarter of 2013 due to adverse decision from the U.S. Tax Court							850,000,000
Reasonably possible decrease in uncertain tax positions within the next 12 months, if a re-evaluation is required	$ (67,000,000)

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Federal rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	2.10%	1.60%	2.40%
Tax credits	(4.80%)	(2.10%)	(1.80%)
Tax-exempt income	(3.20%)	(2.60%)	(2.30%)
Foreign operations	(5.00%)	(3.20%)	(5.20%)
Other - net	(0.50%)	0.30%	0.20%
Effective rate	23.60%	29.00%	28.30%

Unrecognized Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Beginning balance at Jan. 1, -gross	$ 250	$ 290	$ 335
Prior period tax positions:
Increases	163	24	98
Decreases	(66)	(13)	(60)
Current period tax positions	21	16	41
Settlements	(28)	(64)	(119)
Statute expiration		(3)	(5)
Ending balance at Dec. 31, - gross	$ 340	$ 250	$ 290

Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Amount	$ 18,530		$ 19,933
Senior Debt Fixed Rate
Rate - Minimum rate	0.70%		1.50%
Rate - Maximum rate	6.92%		6.92%
Maturity - Minimum Date	2013
Maturity - Maximum Date	2021
Amount	13,184		12,367
Senior Debt Floating Rate
Rate - Minimum rate	0.11%		0.35%
Rate - Maximum rate	1.16%		1.40%
Maturity - Minimum Date	2013
Maturity - Maximum Date	2038
Amount	1,979		2,679
Subordinated Debt
Rate - Minimum rate	4.75%	[1]	4.75%	[1]
Rate - Maximum rate	7.50%	[1]	7.50%	[1]
Maturity - Minimum Date	2014	[1]
Maturity - Maximum Date	2033	[1]
Amount	2,732	[1]	3,201	[1]
Junior Subordinated Debentures
Rate - Minimum rate	6.37%	[1]	5.95%	[1]
Rate - Maximum rate	7.78%	[1]	7.78%	[1]
Maturity - Minimum Date	2026	[1]
Maturity - Maximum Date	2036	[1]
Amount	$ 635	[1]	$ 1,686	[1]

[1]	Fixed rate.

Long-term debt - Additional Information (Detail) (USD $)	Dec. 31, 2012	Nov. 26, 2012 BNY Capital IV	Dec. 31, 2011 BNY Capital IV	Nov. 26, 2012 BNY Capital V	Dec. 31, 2011 BNY Capital V	Dec. 31, 2012 Series A Noncumulative Perpetual Preferred Stock	Jun. 20, 2012 Series A Noncumulative Perpetual Preferred Stock
Notes and debentures that mature in 2013	$ 1,610,000,000
Notes and debentures that mature in 2014	4,360,000,000
Notes and debentures that mature in 2015	3,660,000,000
Notes and debentures that mature in 2016	1,850,000,000
Notes and debentures that mature in 2017	1,250,000,000
Long term debt redeemable in 2013	407,000,000
Carrying value	1,068,000,000					500,000,000	500,000,000
Interest rate		6.88%	6.88%	5.95%	5.95%
Liquidation amount per security		$ 25		$ 25
Liquidation amount		$ 200,000,000		$ 350,000,000

Summary of Trust Preferred Securities Issued by Trusts (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012 BNY Institutional Capital Trust A		Dec. 31, 2011 BNY Institutional Capital Trust A		Dec. 31, 2012 MEL Capital III		Dec. 31, 2011 MEL Capital III		Dec. 31, 2011 MEL Capital IV		Dec. 31, 2012 MEL Capital IV	Dec. 31, 2011 BNY Capital IV		Nov. 26, 2012 BNY Capital IV	Dec. 31, 2011 BNY Capital V		Nov. 26, 2012 BNY Capital V
Amount of junior subordinated debentures	$ 623	$ 1,659		$ 300		$ 300		$ 323	[1]	$ 309	[2]	$ 500			$ 200			$ 350
Interest rate				7.78%		7.78%		6.37%	[1]	6.37%	[2]	6.24%			6.88%		6.88%	5.95%		5.95%
Assets of trust	$ 1,125	$ 1,676	[3]	$ 309		$ 309	[3]	$ 316	[1]	$ 300	[2],[3]	$ 500	[3]	$ 500	$ 206	[3]		$ 361	[3]
Due date				2026		2026		2036	[1]	2036	[2]				2028			2033
Call date				2006		2006		2016	[1]	2016	[2]	2012			2004			2008
Call price				101.56%	[4]	101.95%	[4]

[1]	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.62 to £1, the rate of exchange on Dec. 31, 2012.
[2]	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.54 to £1, the rate of exchange on Dec. 31, 2011.
[3]	Junior subordinated debentures and interest in stock purchase contracts for Mellon Capital IV.
[4]	Call price decreases ratably to par in the year 2016.

Summary of Trust Preferred Securities Issued by Trusts (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Translated from Sterling into U.S. dollars on a basis of U.S. to Pound Sterling, rate of exchange	1.62	1.54

Incremental Assets and Liabilities of Variable Interest Entities Included in Consolidated Financial Statements (Detail) (Variable Interest Entity, Primary Beneficiary, USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Available-for-sale	$ 499	$ 479
Trading assets	10,961	10,751
Other assets	520	596
Total assets	11,980	11,826
Trading liabilities	10,152	10,053
Other liabilities	490	475
Total liabilities	10,642	10,528
Non-redeemable noncontrolling interests	833	670
Investment Management Funds
Variable Interest Entity [Line Items]
Trading assets	10,961	10,751
Other assets	520	596
Total assets	11,481	11,347
Trading liabilities	10,152	10,053
Other liabilities	29	32
Total liabilities	10,181	10,085
Non-redeemable noncontrolling interests	833	670
Securitizations
Variable Interest Entity [Line Items]
Available-for-sale	499	479
Total assets	499	479
Other liabilities	461	443
Total liabilities	$ 461	$ 443

Non-consolidated Variable Interest Entities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Assets		$ 42
Liabilities
Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Assets	100	41
Liabilities
Trading
Variable Interest Entity [Line Items]
Assets		1
Liabilities
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum loss exposure		42
Variable Interest Entity, Not Primary Beneficiary | Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Maximum loss exposure	100	41
Variable Interest Entity, Not Primary Beneficiary | Trading
Variable Interest Entity [Line Items]
Maximum loss exposure		$ 1

Consolidated Credit Supported Variable Interest Entities (Detail) (Credit Supported, USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Variable Interest Entity [Line Items]
Assets	$ 14
Liabilities	22
Available-for-sale
Variable Interest Entity [Line Items]
Assets	14
Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Liabilities	22
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum loss exposure	24
Variable Interest Entity, Primary Beneficiary | Available-for-sale
Variable Interest Entity [Line Items]
Maximum loss exposure	14
Variable Interest Entity, Primary Beneficiary | Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Maximum loss exposure	$ 10

Shareholders' equity - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended						12 Months Ended
	Mar. 13, 2012	Dec. 31, 2012	Feb. 14, 2012	Dec. 31, 2011	Mar. 22, 2011	Dec. 18, 2007	Dec. 31, 2012 Dividend Payment First	Dec. 31, 2012 Dividend Payment Second	Dec. 31, 2012 Dividend Payment Third	Dec. 31, 2012 Dividend Payment Fourth	Dec. 31, 2012 Series A Noncumulative Perpetual Preferred Stock	Jun. 20, 2012 Series A Noncumulative Perpetual Preferred Stock	Dec. 31, 2012 Series C Noncumulative Perpetual Preferred Stock	Oct. 10, 2012 Series C Noncumulative Perpetual Preferred Stock	Sep. 19, 2012 Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Common stock, authorized		3,500,000,000		3,500,000,000
Common stock, par value		$ 0.01		$ 0.01
Common stock, outstanding		1,163,490,341
Preferred stock, authorized		100,000,000
Preferred stock, par value		$ 0.01
Carrying value		$ 1,068,000,000									$ 500,000,000	$ 500,000,000	$ 568,000,000 [1]		$ 568,000,000
Depositary stock issued														1,300,000	22,000,000
Percentage of interest in share															0.03%
Dividend payment, day and month							--03-20	--06-20	--09-20	--12-20
Preferred stock Redemption date													2017-09
Preferred stock Redemption period, following a regulatory capital treatment event													90 days
Redeemable noncontrolling interests		178,000,000		114,000,000
Repurchase of shares of common stock, authorized						35,000,000
Repurchase of shares of common stock, additional authorized			12,000,000		13,000,000
Common stock shares available for repurchase		6,800,000
Aggregate value of common stock authorized to be repurchased	1,160,000,000
Repurchase of common stock, shares		49,800,000
Repurchase of common stock, price per share		$ 22.38
Repurchase of common stock, value		1,120,000,000
Maximum dollar value of shares that may yet be purchased under the program		$ 416,000,000

[1]	The carrying value is recorded net of issuance costs.

Preferred Stock Summary (Detail) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2012 Series A Noncumulative Perpetual Preferred Stock	Jun. 20, 2012 Series A Noncumulative Perpetual Preferred Stock	Dec. 31, 2012 Series C Noncumulative Perpetual Preferred Stock		Sep. 19, 2012 Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Total shares issued and outstanding		5,001		5,825
Liquidation preference per share (in dollars)		$ 100,000		$ 100,000
Carrying value at Dec. 31, 2012	$ 1,068	$ 500	$ 500	$ 568	[1]	$ 568
Per annum dividend rate		Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%
Per annum dividend rate, percentage		4.00%		5.20%
Dividends paid per share		$ 2,033		$ 1,314

[1]	The carrying value is recorded net of issuance costs.

Preferred Stock Summary (Parenthetical) (Detail) (Series A Noncumulative Perpetual Preferred Stock)	12 Months Ended
Dec. 31, 2012
Series A Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend payment rate, basis spread on variable rate	0.57%
Per annum dividend rate, percentage	4.00%

Consolidated and Largest Bank Subsidiary Capital Ratios (Detail)	Dec. 31, 2012		Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	15.00%	[1]	15.00%	[1]
Total capital	16.30%	[1]	17.00%	[1]
Leverage - guideline	5.30%	[1]	5.20%	[1]
Bank Of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	14.00%	[1]	14.30%	[1]
Total capital	14.60%	[1]	17.70%	[1]
Leverage - guideline	5.40%	[1]	5.30%	[1]

[1]	Determined under Basel I guidelines. For a banking institution to qualify as "well capitalized," its Basel I Tier 1, Total (Tier 1 plus Tier 2) and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as "adequately capitalized ," Basel I Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.

Consolidated and Largest Bank Subsidiary Capital Ratios (Parenthetical) (Detail) (Basel I)	Dec. 31, 2012
Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Ratio for Tier 1 to be Well Capitalized	6.00%
Minimum Ratio for Total Tier 1 plus Tier 2 to be Well Capitalized	10.00%
Minimum Ratio for Leverage to be Well Capitalized	5.00%
Minimum Ratio for Tier 1 to be Adequately Capitalized	4.00%
Minimum Ratio for Total Tier 1 plus Tier 2 to be Adequately Capitalized	8.00%
Minimum Ratio for Leverage to be Adequately Capitalized	3.00%

Amounts of Capital by Which BNY Mellon and Our Largest Bank Subsidiary, The Bank of New York Mellon, Exceed Well Capitalized Guidelines (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	$ 10,023
Total capital	7,023
Leverage	930
Bank Of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	7,745
Total capital	4,461
Leverage	$ 932

Components of Tier 1 and Total Risk-Based Capital (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	$ 16,694	[1]	$ 15,389	[1]
Total Tier 2 capital	1,446	[1]	2,044	[1]
Total risk-based capital	18,140	[1]	17,433	[1]
Total risk-weighted assets	111,180	[1]	102,255	[1]
Average assets for leverage capital purposes	315,273	[1]	296,484	[1]
Common stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	35,363	[1]	33,417	[1]
Preferred stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	1,068	[1]
Trust Preferred Securities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	623	[1]	1,659	[1]
Goodwill And Other Intangibles
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(20,445)	[1],[2]	(20,630)	[1],[2]
Pensions/Cash Flow Hedges
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	1,454	[1]	1,426	[1]
Securities Valuation Allowance
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(1,350)	[1]	(450)	[1]
Merchant Banking Investments
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(19)	[1]	(33)	[1]
Qualifying Unrealized Gains on Equity Securities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	2	[1]	2	[1]
Subordinated Debt
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	1,058	[1]	1,545	[1]
Qualifying Allowance For Credit Losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	$ 386	[1]	$ 497	[1]

[1]	On a regulatory basis as determined under Basel I guidelines.
[2]	Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,310 million at Dec. 31, 2012 and $1,459 million at Dec. 31, 2011, and deferred tax liabilities associated with tax deductible goodwill of $1,130 million at Dec. 31, 2012 and $967 million at Dec. 31, 2011.

Components of Tier 1 and Total Risk-Based Capital (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Deferred tax liabilities, associated with non-tax deductible identifiable intangible assets	$ 1,310	$ 1,459
Deferred tax liabilities, associated with tax deductible goodwill	$ 1,130	$ 967

Components of Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during the period	$ 80		$ (184)		$ (295)
Reclassification adjustment					(18)	[1]
Total foreign currency translation adjustments	80		(184)		(313)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	1,611		483		1,216
Reclassification adjustment	(162)	[1]	(48)	[1]	6	[1]
Net unrealized gain (loss) on assets available-for-sale	1,449		435		1,222
Defined benefit plans:
Prior service cost arising during the period	98				22
Net loss arising during the period	(298)		(741)		(91)
Foreign exchange adjustment			(4)		2
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	173		114		76
Total defined benefit plans	(27)		(631)		9
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	6		5		12
Reclassification adjustment	(3)		(2)		(7)
Net unrealized gain (loss) on cash flow hedges	3		3		5
Total other comprehensive income (loss)	1,505		(377)		923
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during the period	50		(11)		(68)
Reclassification adjustment		[1]		[1]		[1]
Total foreign currency translation adjustments	50		(11)		(68)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	(604)		(177)		(469)
Reclassification adjustment	56	[1]	22	[1]	12	[1]
Net unrealized gain (loss) on assets available-for-sale	(548)		(155)		(457)
Defined benefit plans:
Prior service cost arising during the period	(41)				3
Net loss arising during the period	108		298		39
Foreign exchange adjustment			1
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	(69)		(45)		(30)
Total defined benefit plans	(2)		254		12
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	(2)		(2)
Reclassification adjustment			2		2
Net unrealized gain (loss) on cash flow hedges	(2)				2
Total other comprehensive income (loss)	(502)		88		(511)
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during the period	130		(195)		(363)
Reclassification adjustment					(18)	[1]
Total foreign currency translation adjustments	130		(195)		(381)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	1,007		306		747
Reclassification adjustment	(106)	[1]	(26)	[1]	18	[1]
Net unrealized gain (loss) on assets available-for-sale	901		280		765
Defined benefit plans:
Prior service cost arising during the period	57				25
Net loss arising during the period	(190)		(443)		(52)
Foreign exchange adjustment			(3)		2
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	104		69		46
Total defined benefit plans	(29)		(377)		21
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	4		3		12
Reclassification adjustment	(3)				(5)
Net unrealized gain (loss) on cash flow hedges	1		3		7
Total other comprehensive income (loss)	$ 1,003	[2]	$ (289)	[2]	$ 412	[2]

[1]	Includes a net reclassification adjustment of $14 million to retained earnings from other comprehensive income in 2010.
[2]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $984 million for the year ended Dec. 31, 2012, $(272) million for the year ended Dec. 31, 2011 and $456 million for the year ended Dec. 31, 2010.

Components of Other Comprehensive Income (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Other reclassification	$ (14) [1]

[1]	Includes a net reclassification adjustment of $14 million to retained earnings from other comprehensive income in 2010.

Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended				12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Foreign Currency Translation	Dec. 31, 2011 Foreign Currency Translation	Dec. 31, 2010 Foreign Currency Translation	Dec. 31, 2009 Foreign Currency Translation Scenario, Previously Reported	Dec. 31, 2012 ASC 820 Adjustments Pensions	Dec. 31, 2011 ASC 820 Adjustments Pensions	Dec. 31, 2010 ASC 820 Adjustments Pensions	Dec. 31, 2009 ASC 820 Adjustments Pensions Scenario, Previously Reported	Dec. 31, 2012 Health Care Benefits	Dec. 31, 2011 Health Care Benefits	Dec. 31, 2010 Health Care Benefits	Dec. 31, 2009 Health Care Benefits Scenario, Previously Reported	Dec. 31, 2012 Unrealized Gain (Loss) On Assets Available For Sale	Dec. 31, 2011 Unrealized Gain (Loss) On Assets Available For Sale	Dec. 31, 2010 Unrealized Gain (Loss) On Assets Available For Sale	Dec. 31, 2009 Unrealized Gain (Loss) On Assets Available For Sale Scenario, Previously Reported	Dec. 31, 2009 Unrealized Gain (Loss) On Assets Available For Sale Restatement Adjustment ASC 320	Dec. 31, 2012 Unrealized Gain (Loss) On Cash Flow Hedges	Dec. 31, 2011 Unrealized Gain (Loss) On Cash Flow Hedges	Dec. 31, 2010 Unrealized Gain (Loss) On Cash Flow Hedges	Dec. 31, 2009 Unrealized Gain (Loss) On Cash Flow Hedges Scenario, Previously Reported	Dec. 31, 2012 Accumulated Other Comprehensive Income	Dec. 31, 2011 Accumulated Other Comprehensive Income	Dec. 31, 2010 Accumulated Other Comprehensive Income	Dec. 31, 2009 Accumulated Other Comprehensive Income Scenario, Previously Reported	Dec. 31, 2009 Accumulated Other Comprehensive Income Restatement Adjustment ASC 320
Beginning Balance	$ (1,627)						$ (651)	$ (473)	$ (136)	$ (136)	$ (1,329)	$ (993)	$ (1,002)	$ (1,002)	$ (96)	$ (55)	$ (67)	$ (67)	$ 450	$ 170	$ (595)	$ (619)	$ 24	$ (1)	$ (4)	$ (11)	$ (11)	$ (1,627)	$ (1,355)	$ (1,811)	$ (1,835)	$ 24
Other comprehensive income, net of tax	1,003	[1]	(289)	[1]	412	[1]	112	(178)	(337)		(65)	(336)	9		36	(41)	12		900	280	765			1	3	7		984	(272)	456
Ending Balance	$ (643)		$ (1,627)				$ (539)	$ (651)	$ (473)	$ (136)	$ (1,394)	$ (1,329)	$ (993)	$ (1,002)	$ (60)	$ (96)	$ (55)	$ (67)	$ 1,350	$ 450	$ 170	$ (619)	$ 24		$ (1)	$ (4)	$ (11)	$ (643)	$ (1,627)	$ (1,355)	$ (1,835)	$ 24

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $984 million for the year ended Dec. 31, 2012, $(272) million for the year ended Dec. 31, 2011 and $456 million for the year ended Dec. 31, 2010.

Stock-based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expense related to retirement eligibility vesting	$ 64	$ 31	$ 25
Stock option exercisable period - minimum (years)	1 year
Stock option exercisable period - maximum (years)	10 years
Weighted-average fair value of stock options at grant date	$ 5.5	$ 8.47	$ 8.38
Total intrinsic value of options exercised	8	7	12
Cash received from option exercises	40	18	31
Actual tax benefit realized for the tax deductions from options exercised	1	2	1
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares	32,994,545
Stock based compensation cost	70	96	87
Stock based compensation cost, tax benefit recognized	29	40	35
Unrecognized compensation cost related to nonvested awards	92
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	1 year 6 months
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares	20,144,378
Stock based compensation cost	185	134	119
Stock based compensation cost, tax benefit recognized	76	52	46
Unrecognized compensation cost related to nonvested awards	142
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	1 year 8 months 12 days
Stock based compensation, vesting period	3 years
Shares granted	8,595,973
Total fair value of stock based compensation that vested during the period	$ 84	$ 100	$ 96
Restricted Stock Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	817,698	817,698
Subsidiary Long-Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	3 years
Subsidiary Long-Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	5 years

Weighted Average Assumptions In Lattice-Based Binomial Method (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	3.00%	2.20%	2.20%
Expected volatility	34.00%	32.00%	32.00%
Risk-free interest rate	1.38%	2.75%	2.94%
Expected option lives (in years)	6 years 10 months 24 days	6 years 8 months 12 days	6 years 7 months 6 days

Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Shares subject to option
Balance at Dec. 31, 2011	86,803,492
Granted	10,263,505
Exercised	(1,959,313)
Canceled/Expired	(12,747,818)
Balance at Dec. 31, 2012	82,359,866
Vested and expected to vest at Dec. 31, 2012	81,697,966
Exercisable at Dec. 31, 2012	57,710,802
Weighted-average exercise price
Balance at Dec. 31, 2011	$ 33.32
Granted	$ 22.03
Exercised	$ 20.86
Canceled/Expired	$ 38.62
Balance at Dec. 31, 2012	$ 31.39
Vested and expected to vest at Dec. 31, 2012	$ 31.45
Exercisable at Dec. 31, 2012	$ 33.95
Weighted-average remaining contractual term (in years)
Balance at Dec. 31, 2011	5 years 2 months 12 days
Balance at Dec. 31, 2012	5 years 4 months 24 days
Vested and expected to vest at Dec. 31, 2012	5 years 4 months 24 days
Exercisable at Dec. 31, 2012	4 years 2 months 12 days

Stock Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 18
Range of Exercise Prices, Upper Range	$ 51
Options outstanding	82,359,866
Options outstanding, Weighted-average remaining contractual life (in years)	5 years 4 months 24 days
Options outstanding, Weighted-average exercise price	$ 31.39
Options exercisable	57,710,802	[1]	60,158,853	62,801,038
Options exercisable, Weighted-average exercise price	$ 33.95	[1]	$ 35.21	$ 37.93
Range 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 18
Range of Exercise Prices, Upper Range	$ 31
Options outstanding	48,654,831
Options outstanding, Weighted-average remaining contractual life (in years)	6 years 7 months 6 days
Options outstanding, Weighted-average exercise price	$ 25.4
Options exercisable	24,046,935	[1]
Options exercisable, Weighted-average exercise price	$ 25.4	[1]
Range 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 31
Range of Exercise Prices, Upper Range	$ 41
Options outstanding	19,829,909
Options outstanding, Weighted-average remaining contractual life (in years)	3 years
Options outstanding, Weighted-average exercise price	$ 37.02
Options exercisable	19,788,861	[1]
Options exercisable, Weighted-average exercise price	$ 37.03	[1]
Range 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 41
Range of Exercise Prices, Upper Range	$ 51
Options outstanding	13,875,126
Options outstanding, Weighted-average remaining contractual life (in years)	4 years 7 months 6 days
Options outstanding, Weighted-average exercise price	$ 44.36
Options exercisable	13,875,006	[1]
Options exercisable, Weighted-average exercise price	$ 44.36	[1]

[1]	At Dec. 31, 2011 and 2010, 60,158,853 and 62,801,038 options were exercisable at an average price per common share of $35.21 and $37.93, respectively.

Stock Options Outstanding (Parenthetical) (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options exercisable	57,710,802	[1]	60,158,853	62,801,038
Options exercisable Weighted-Average Exercise Price	$ 33.95	[1]	$ 35.21	$ 37.93

[1]	At Dec. 31, 2011 and 2010, 60,158,853 and 62,801,038 options were exercisable at an average price per common share of $35.21 and $37.93, respectively.

Aggregate Intrinsic Value of Options (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at Dec. 31,	$ 123	$ 22	$ 193
Exercisable at Dec. 31,	$ 64	$ 11	$ 77

Nonvested Restricted Stock and Restricted Stock Units Activity (Detail) (Restricted Stock and Restricted Stock Units, USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock and Restricted Stock Units
Number of Shares
Nonvested restricted stock and RSUs at Dec. 31, 2011	13,133,458
Granted	8,595,973
Vested	(4,093,190)
Forfeited	(217,102)
Nonvested restricted stock and RSUs at Dec. 31, 2012	17,419,139 [1]
Weighted-average fair value
Nonvested restricted stock and RSUs at Dec. 31, 2011	$ 26.44
Granted	$ 22.04
Vested	$ 20.57
Forfeited	$ 26.01
Nonvested restricted stock and RSUs at Dec. 31, 2012	$ 25.93 [1]

[1]	Includes 817,698 shares granted to members of BNY Mellon's Executive Committee that are marked-to-market based on the closing stock price at Dec. 31, 2012 of $25.70.

Nonvested Restricted Stock and Restricted Stock Units Activity (Parenthetical) (Detail) (Executive Committee, Restricted Stock Units, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Executive Committee | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	817,698	817,698
Shares granted, weighted-average fair value	$ 25.7

Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Domestic Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.25%		4.75%
Rate of compensation increase	3.00%		3.00%
Change in benefit obligation
Benefit obligation at beginning of period	$ (3,639)	[1]	$ (3,139)	[1]
Service cost	(59)	[1]	(64)	[1]	(90)
Interest cost	(169)	[1]	(174)	[1]	(171)
Actuarial gain (loss)	(378)	[1]	(397)	[1]
Curtailments			(5)	[1]
Benefits paid	152	[1]	140	[1]
Benefit obligation at end of period	(4,093)	[1]	(3,639)	[1]	(3,139)	[1]
Change in fair value of plan assets
Fair value at beginning of period	3,529		3,628
Actual return on plan assets	487		26
Employer contributions	414		15
Acquisitions (divestitures)
Benefit payments	(152)	[1]	(140)	[1]
Fair value at end of period	4,278		3,529		3,628
Funded status at end of period	185		(110)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	2,122		2,126
Prior service cost (credit)	(62)		(78)
Total (before tax effects)	2,060		2,048
Foreign Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.49%		4.97%
Rate of compensation increase	3.49%		3.57%
Change in benefit obligation
Benefit obligation at beginning of period	(684)	[1]	(626)	[1]
Service cost	(32)	[1]	(33)	[1]	(28)
Interest cost	(35)	[1]	(36)	[1]	(30)
Employee contributions	(1)	[1]	(1)	[1]
Actuarial gain (loss)	(105)	[1]	(5)	[1]
(Acquisitions) divestitures	(12)	[1]
Benefits paid	16	[1]	12	[1]
Foreign exchange adjustment	(27)	[1]	5	[1]
Benefit obligation at end of period	(880)	[1]	(684)	[1]	(626)	[1]
Change in fair value of plan assets
Fair value at beginning of period	681		611
Actual return on plan assets	60		30
Employer contributions	26		56
Employee contributions	1	[1]	1	[1]
Acquisitions (divestitures)
Benefit payments	(16)	[1]	(12)	[1]
Foreign exchange adjustment	30		(5)
Fair value at end of period	782		681		611
Funded status at end of period	(98)		(3)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	266		188
Prior service cost (credit)	3		3
Total (before tax effects)	269		191
Domestic Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.25%		4.75%
Rate of compensation increase	3.00%		3.00%
Change in benefit obligation
Benefit obligation at beginning of period	(288)	[1]	(232)	[1]
Service cost	(2)	[1]	(2)	[1]	(2)
Interest cost	(12)	[1]	(13)	[1]	(14)
Amendments	98	[1]
Actuarial gain (loss)	(43)	[1]	(67)	[1]
Benefits paid	21	[1]	26	[1]
Benefit obligation at end of period	(226)	[1]	(288)	[1]	(232)	[1]
Change in fair value of plan assets
Fair value at beginning of period	73		71
Actual return on plan assets	5		2
Employer contributions	21		26
Acquisitions (divestitures)
Benefit payments	(21)	[1]	(26)	[1]
Fair value at end of period	78		73		71
Funded status at end of period	(148)		(215)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	159		124
Prior service cost (credit)	(99)		(3)
Net initial obligation (asset)			3
Total (before tax effects)	60		124
Foreign Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.50%		5.00%
Change in benefit obligation
Benefit obligation at beginning of period	(4)	[1]	(3)	[1]
Actuarial gain (loss)	1	[1]	(1)	[1]
(Acquisitions) divestitures	(3)	[1]
Benefit obligation at end of period	(6)	[1]	(4)	[1]
Change in fair value of plan assets
Acquisitions (divestitures)
Funded status at end of period	(6)		(4)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	(1)		(2)
Total (before tax effects)	$ (1)		$ (2)

[1]	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.

Net Periodic Benefit Cost (Credit) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Domestic Pension Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$ 3,763		$ 3,836		$ 3,861
Discount rate	4.75%		5.71%		6.21%
Expected rate of return on plan assets	7.38%		7.50%		8.00%
Rate of compensation increase	3.00%		3.50%		3.50%
Components of net periodic benefit cost (credit):
Service cost	59	[1]	64	[1]	90
Interest cost	169	[1]	174	[1]	171
Expected return on assets	(272)		(282)		(303)
Amortization of:
Prior service cost (credit)	(16)		(16)		(14)
Net actuarial (gain) loss	167		109		71
Settlement (gain) loss
Curtailment (gain) loss			5
Net periodic benefit cost (credit)	107		54		15
Foreign Pension Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	698		624		529
Discount rate	4.97%		5.29%		5.74%
Expected rate of return on plan assets	6.30%		6.38%		6.69%
Rate of compensation increase	3.57%		4.47%		4.64%
Components of net periodic benefit cost (credit):
Service cost	32	[1]	33	[1]	28
Interest cost	35	[1]	36	[1]	30
Expected return on assets	(45)		(43)		(37)
Amortization of:
Net actuarial (gain) loss	12		14		11
Settlement (gain) loss
Other			(1)
Net periodic benefit cost (credit)	34		39		32
Domestic Healthcare Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	78		78		76
Discount rate	4.75%		5.71%		6.21%
Expected rate of return on plan assets	7.38%		7.50%		8.00%
Rate of compensation increase	3.00%		3.50%		3.50%
Components of net periodic benefit cost (credit):
Service cost	2	[1]	2	[1]	2
Interest cost	12	[1]	13	[1]	14
Expected return on assets	(6)		(6)		(6)
Amortization of:
Net initial obligation (asset)	3		5		4
Prior service cost (credit)	(2)		(1)
Net actuarial (gain) loss	9		3		5
Settlement (gain) loss
Net periodic benefit cost (credit)	18		16		19
Foreign Healthcare Benefits
Weighted-average assumptions as of Jan. 1:
Discount rate	5.00%		5.40%		5.85%
Amortization of:
Net actuarial (gain) loss			(1)		(1)
Settlement (gain) loss
Net periodic benefit cost (credit)			$ (1)		$ (1)

[1]	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.

Changes in Other Comprehensive Income Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	$ 298	$ 741	$ 91
Prior service cost (credit) arising during period	(98)		(22)
Recognition of prior years' service (cost) credit	(173)	(114)	(76)
Total recognized in other comprehensive (income) loss (before tax effects)	27	631	(9)
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	163
Recognition of prior years' net gain (loss)	(167)
Recognition of prior years' service (cost) credit	16
Foreign exchange adjustment
Total recognized in other comprehensive (income) loss (before tax effects)	12
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	90
Recognition of prior years' net gain (loss)	(12)
Foreign exchange adjustment
Total recognized in other comprehensive (income) loss (before tax effects)	78
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	44
Recognition of prior years' net gain (loss)	(9)
Prior service cost (credit) arising during period	(98)
Recognition of prior years' service (cost) credit	2
Recognition of net initial (obligation) asset	(3)
Foreign exchange adjustment
Total recognized in other comprehensive (income) loss (before tax effects)	(64)
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	1
Foreign exchange adjustment
Total recognized in other comprehensive (income) loss (before tax effects)	$ 1

Amounts Expected to be Recognized in Net Periodic Benefit Cost Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
(Gain) loss recognition	$ 205
Prior service cost recognition	(16)
Net initial obligation (asset) recognition
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
(Gain) loss recognition	27
Net initial obligation (asset) recognition
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
(Gain) loss recognition	12
Prior service cost recognition	(10)
Net initial obligation (asset) recognition
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net initial obligation (asset) recognition

Defined Benefit Plan Funded Status of Plan (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	$ 409	$ 103
Accrued benefit cost	(224)	(213)
Total benefits	185	(110)
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	10	41
Accrued benefit cost	(108)	(44)
Total benefits	(98)	(3)
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(148)	(215)
Total benefits	(148)	(215)
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(6)	(4)
Total benefits	$ (6)	$ (4)

Employee benefit plans - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit plans	$ 4,800,000,000	$ 4,100,000,000
Shares of stock owned by Employee Stock Ownership Plan	6.9	7.1
Fair value of shares total ESOP assets	181,000,000	146,000,000
Recognized cost of defined contribution plans, excluding the ESOP	180,000,000	182,000,000	163,000,000
Domestic | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit	30.00%
Percentage of plan asset, cash equivalents, upper limit	70.00%
Domestic | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit	20.00%
Percentage of plan asset, cash equivalents, upper limit	50.00%
Domestic | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit	0.00%
Percentage of plan asset, cash equivalents, upper limit	5.00%
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for 2013	7.50%
Assumed healthcare cost trend rate used in determining benefit expense for 2022	4.75%
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate	14,000,000
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase	8.00%
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate	1,000,000
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase	8.00%
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate	12,000,000
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease	7.00%
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate	1,000,000
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease	7.00%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	17,000,000
Foreign Healthcare Benefits | Maximum
Defined Benefit Plan Disclosure [Line Items]
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate	1,000,000
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate	1,000,000
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate	1,000,000
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate	1,000,000
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	1,000,000
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	20,000,000
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 25,000,000

Plans with Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 245	$ 234
Accumulated benefit obligation	241	233
Fair value of plan assets	21	20
Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	342	35
Accumulated benefit obligation	320	29
Fair value of plan assets	$ 255	$ 3

Benefit Payments for BNY Mellons Pension and Healthcare Plans Expected to be Paid (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Year 2013	$ 200
2014	209
2015	222
2016	241
2017	252
2018-2022	1,338
Total benefits	2,462
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Year 2013	13
2014	11
2015	13
2016	16
2017	16
2018-2022	104
Total benefits	173
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Year 2013	17
2014	17
2015	17
2016	17
2017	16
2018-2022	79
Total benefits	163
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
2018-2022	1
Total benefits	$ 1

Pension Investment Asset Allocation (Detail)	Dec. 31, 2012		Dec. 31, 2011
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	100.00%		100.00%
Domestic Pension Benefits | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	52.00%		52.00%
Domestic Pension Benefits | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	30.00%		38.00%
Domestic Pension Benefits | Private Equities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	2.00%		3.00%
Domestic Pension Benefits | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	6.00%		6.00%
Domestic Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	10.00%	[1]	1.00%
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	100.00%		100.00%
Foreign Pension Benefits | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	65.00%		64.00%
Foreign Pension Benefits | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	29.00%		29.00%
Foreign Pension Benefits | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	5.00%		3.00%
Foreign Pension Benefits | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	1.00%		3.00%
Foreign Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations			1.00%

[1]	Reflects the $400 million discretionary contribution to The Bank of New York Mellon Corporation Pension Plan on Dec. 31, 2012. Excluding this contribution, the percentage of domestic plan assets held in cash was 1% at Dec. 31, 2012.

Pension Investment Asset Allocation (Parenthetical) (Detail) (Cash, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Discretionary contribution	$ 400
Maximum
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations excluding discretionary contribution	1.00%

Pension Plan Investment Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 4,278	$ 3,529	$ 3,628
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	782	681	611
Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	235	249	249
Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	105	121	115
Level 3 | Domestic Pension Benefits | Fund of Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	130	128	134
Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	58	54	55
Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	41	40	41
Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	17	14	14
Fair Value, Measurements, Recurring | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	4,278	3,529
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	947	802
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	118	91
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	734	289
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	841	781
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	105	121
Fair Value, Measurements, Recurring | Domestic Pension Benefits | U.S. Treasury
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	162	235
Fair Value, Measurements, Recurring | Domestic Pension Benefits | U.S. Government Agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	143	100
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	112	97
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Domestic Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	892	805
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Other Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	26	23
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Exchange Traded Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	68	57
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Fund of Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	130	128
Fair Value, Measurements, Recurring | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	782	681
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	41	40
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	161	124
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	495	433
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	79	77
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	6	7
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,295	1,185
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	947	802
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	118	91
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | U.S. Treasury
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	162	235
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Exchange Traded Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	68	57
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	423	341
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	38	22
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	379	312
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	6	7
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,748	2,095
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	734	289
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	841	781
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | U.S. Government Agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	143	100
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	112	97
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Domestic Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	892	805
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Other Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	26	23
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	301	286
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	123	102
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	116	121
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	62	63
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	235	249
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	105	121
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits | Fund of Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	130	128
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	58	54
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	41	40
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 17	$ 14

Rollforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Domestic Pension Benefits	Dec. 31, 2011 Domestic Pension Benefits	Dec. 31, 2012 Foreign Pension Benefits	Dec. 31, 2011 Foreign Pension Benefits	Dec. 31, 2012 Level 3 Domestic Pension Benefits	Dec. 31, 2011 Level 3 Domestic Pension Benefits	Dec. 31, 2012 Level 3 Domestic Pension Benefits Fund of Funds	Dec. 31, 2011 Level 3 Domestic Pension Benefits Fund of Funds	Dec. 31, 2012 Level 3 Domestic Pension Benefits Venture Capital and Partnership Interests	Dec. 31, 2011 Level 3 Domestic Pension Benefits Venture Capital and Partnership Interests	Dec. 31, 2012 Level 3 Foreign Pension Benefits	Dec. 31, 2011 Level 3 Foreign Pension Benefits	Dec. 31, 2012 Level 3 Foreign Pension Benefits Venture Capital and Partnership Interests	Dec. 31, 2011 Level 3 Foreign Pension Benefits Venture Capital and Partnership Interests	Dec. 31, 2012 Level 3 Foreign Pension Benefits Corporate Debt Obligations	Dec. 31, 2010 Level 3 Foreign Pension Benefits Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	$ 3,529	$ 3,628	$ 681	$ 611	$ 249	$ 249	$ 128	$ 134	$ 121	$ 115	$ 54	$ 55	$ 40	$ 41	$ 14	$ 14
Total gains or (losses) included in earnings (or changes in net assets)	487	26	60	30	22	18	6	(2)	16	20	4	1	1	1	3
Purchases					9	7			9	7	1	4	1	4
Sales					(45)	(25)	(4)	(4)	(41)	(21)	(1)	(6)	(1)	(6)
Fair value at end of period	4,278	3,529	782	681	235	249	130	128	105	121	58	54	41	40	17	14
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period					$ 1	$ 10	$ 5	$ 2	$ (4)	$ 8	$ 4	$ 1	$ 1	$ 1	$ 3

Pension Plan Assets Valued Using Net Asset Value (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 252		$ 194
Unfunded commitments	44		24
Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value	276		289
Unfunded commitments	18		36
Pension | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Fair value	146	[1]	161	[1]
Unfunded commitments	18	[1]	36	[1]
Pension | Fund of Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 130	[2]	$ 128	[2]
Redemption frequency	Monthly	[2]	Monthly	[2]
Redemption notice period	30-45 days	[2]	30-45 days	[2]

[1]	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
[2]	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.

Company financial information - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Basel I	Feb. 11, 2013 Internal Revenue Service (IRS) Subsequent Event	Dec. 31, 2012 Bank Subsidiaries	Dec. 31, 2011 Bank Subsidiaries	Dec. 31, 2010 Bank Subsidiaries	Feb. 11, 2013 Bank Subsidiaries Internal Revenue Service (IRS) Subsequent Event	Dec. 31, 2012 Credit Extensions To Affiliates	Dec. 31, 2012 Credit Extensions In Aggregate To BNY And All Affiliates	Dec. 31, 2012 Nonbank Subsidiaries
Ability to pay dividends by certain of bank subsidiaries to the parent without the need for a regulatory waiver						$ 2,700,000,000
Expected tax charge to be recorded during the first quarter of 2013 due to adverse decision from the U.S. Tax Court					850,000,000				850,000,000
Ability to pay dividends by certain of bank subsidiaries to the parent without the need for a regulatory waiver, after impact of charge related to STARS						1,900,000,000
Liquid assets												1,400,000,000
Dividends declared						679,000,000	156,000,000	239,000,000
Dividend payout ratio when exceeded will receive close Fed scrutiny	30.00%
Minimum Ratio for Leverage to be Well Capitalized				5.00%
Extensions of credit by the banks percentage of such bank's regulatory capital										10.00%	20.00%
Collateral for extensions of credit, percentage of amount of credit limit		100.00%	130.00%
Required average Federal Reserve balance, under the Federal Reserve Act						$ 5,400,000,000	$ 4,300,000,000

Condensed Income Statement Parent Corporation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenue	$ 14,479	$ 14,680	$ 13,816
Interest (including $30, $13, $14 to subsidiaries)	534	604	545
Provision (benefit) for income taxes	779	1,048	1,047	[1]
Net income	2,445	2,516	2,518
Preferred dividends	(18)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,427	2,516	2,518
Parent Company
Gain on securities held for sale	11	17	5	[2]
Other revenue	47	51	73	[2]
Total revenue	1,148	583	694	[2]
Interest (including $30, $13, $14 to subsidiaries)	340	282	285	[2]
Other expense	103	138	221	[2]
Total expense	443	420	506	[2]
Income before income taxes and equity in undistributed net income of subsidiaries	705	163	188	[2]
Provision (benefit) for income taxes	(83)	66	(465)	[2]
Equity in undistributed net income (loss) of subsidiaries	1,657	2,419	1,865
Net income	2,445	2,516	2,518	[2]
Preferred dividends	(18)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,427	2,516	2,518	[2]
Parent Company | Bank Subsidiaries
Dividends from subsidiaries	645	120	200	[2]
Interest revenue from subsidiaries	120	211	211	[2]
Equity in undistributed net income (loss) of subsidiaries	936	1,781	1,630	[2]
Parent Company | Nonbank Subsidiaries
Dividends from subsidiaries	199	54	74	[2]
Interest revenue from subsidiaries	126	130	131	[2]
Equity in undistributed net income (loss) of subsidiaries	$ 721	$ 638	$ 235	[2]

[1]	Based on continuing operations for 2010.
[2]	Includes the results of discontinued operations.

Condensed Income Statement Parent Corporation (Parenthetical) (Detail) (Parent Company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent Company
Interest Expense - Portion Related to Borrowings from Subsidiaries	$ 30	$ 13	$ 14	[1]

[1]	Includes the results of discontinued operations.

Condensed Balance Sheet Parent Corporation (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in and advances to subsidiaries and associated companies:
Corporate-owned life insurance	$ 4,360	$ 4,216
Other assets	20,468	19,839
Total assets	358,990	325,266
Liabilities:
Long-term debt	18,530	19,933
Total liabilities	321,548	291,065
Shareholders' equity	36,431	33,417
Total liabilities and shareholders' equity	358,990	325,266
Parent Company
Assets:
Cash and due from banks	4,182	4,884
Securities	112	188
Loans-net of allowance	13	20
Investment in and advances to subsidiaries and associated companies:
Investment in and advances to subsidiaries and associated companies	52,644	50,099
Corporate-owned life insurance	682	666
Other assets	3,024	3,009
Total assets	60,657	58,866
Liabilities:
Deferred compensation	489	492
Commercial paper	338	10
Affiliate borrowings	3,338	3,407
Other liabilities	2,647	2,735
Long-term debt	17,414	18,805
Total liabilities	24,226	25,449
Shareholders' equity	36,431	33,417
Total liabilities and shareholders' equity	60,657	58,866
Parent Company | Bank Subsidiaries
Investment in and advances to subsidiaries and associated companies:
Investment in and advances to subsidiaries and associated companies	28,371	29,169
Parent Company | Nonbank Subsidiaries
Investment in and advances to subsidiaries and associated companies:
Investment in and advances to subsidiaries and associated companies	$ 24,273	$ 20,930

Condensed Statement of Cash Flows Parent Corporation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating activities:
Net income	$ 2,523		$ 2,569		$ 2,581
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Net cash provided by operating activities	1,629		2,211		4,050
Investing activities:
Change in loans	(2,754)		(6,863)		310
Other, net	(409)		(1,234)		(591)
Net cash (used for) investing activities	(29,387)		(80,178)		(14,937)
Financing activities:
Net change in commercial paper	328				(2)
Proceeds from issuance of long-term debt	2,761		5,042		1,347
Repayments of long-term debt	(4,163)		(1,911)		(2,614)
Issuance of common stock	25		25		697
Treasury stock acquired	(1,148)		(873)		(41)
Issuance of preferred stock	1,068
Net cash provided by financing activities	28,288		78,765		10,790
Change in cash and due from banks	552		500		(57)
Cash and due from banks at beginning of period	4,175		3,675		3,732
Cash and due from banks at end of period	4,727		4,175		3,675
Supplemental disclosures
Interest paid	561		586		591
Income taxes paid	709		640		699
Income taxes refunded	51		136		197
Parent Company
Operating activities:
Net income	2,445		2,516		2,518
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Amortization	13		13		14
Equity in undistributed net (income)/loss of subsidiaries	(1,657)		(2,419)		(1,865)
Change in accrued interest receivable	13		(22)		2
Change in accrued interest payable	(16)		11		2
Change in taxes payable	177	[1]	168	[1]	(321)	[1]
Other, net	(179)		(80)		179
Net cash provided by operating activities	796		187		529
Investing activities:
Purchases of securities			(50)		(5)
Proceeds from sales of securities	86		101		43
Change in loans	7		32		61
Acquisitions of, investments in, and advances to subsidiaries	175		(611)		(1,002)
Other, net	17				208
Net cash (used for) investing activities	285		(528)		(695)
Financing activities:
Net change in commercial paper	328				(2)
Proceeds from issuance of long-term debt	2,761		5,042		1,347
Repayments of long-term debt	(4,163)		(1,911)		(2,614)
Change in advances from subsidiaries	(53)		63		(10)
Issuance of common stock	65		43		728
Treasury stock acquired	(1,148)		(873)		(41)
Issuance of preferred stock	1,068
Cash dividends paid	(641)		(593)		(440)
Tax benefit realized on share based payment awards			2		1
Net cash provided by financing activities	(1,783)		1,773		(1,031)
Change in cash and due from banks	(702)		1,432		(1,197)
Cash and due from banks at beginning of period	4,884		3,452		4,649
Cash and due from banks at end of period	4,182		4,884		3,452
Supplemental disclosures
Interest paid	324		293		284
Income taxes paid	401		212		442	[2]
Income taxes refunded	$ 1		$ 123		$ 178	[2]

[1]	Includes payments received from subsidiaries for taxes of $648 million in 2012, $501 million in 2011 and $900 million in 2010.
[2]	Includes discontinued operations.

Condensed Statement of Cash Flows Parent Corporation (Parenthetical) (Detail) (Parent Company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent Company
Payments received from subsidiaries	$ 648	$ 501	$ 900

Fair Value Measurement - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Qualitative Disclosures Related to Fair Value Measurements [Line Items]
Number of inter-dealer brokers providing pricing quotes for actively traded agency RMBS	3
Percentage of our securities valued by pricing sources with reasonable levels of price transparency	99.00%
Number of business days in which overdrafts are generally repaid	2 days
Commercial paper maturity period	397 days
Minimum
Qualitative Disclosures Related to Fair Value Measurements [Line Items]
Fair value input, discount rate	0.01%	0.01%
Maximum
Qualitative Disclosures Related to Fair Value Measurements [Line Items]
Percentage of our securities priced based on economic models and non-binding dealer quotes	1.00%
Percentage of interest rate swaps where pricing using standard pricing models is adjusted based on additional analysis and judgment	1.00%
Fair value input, discount rate	4.86%	4.86%

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading liabilities	$ 8,176		$ 8,071
Long-term debt	345	[1]	326	[1]
Other liabilities	578	[2]	382	[2]
Total liabilities	19,280		18,864
Trading assets	9,378		7,861
Loans			10
Other assets	1,299	[3]	1,848	[3]
Total assets	114,777		99,533
Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	92,619		78,467
Available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	18,003		17,326
Available-for-sale | U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,074		958
Available-for-sale | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9,424	[4]	11,954	[4]
Available-for-sale | State And Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,122	[1]	2,739	[1]
Available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	34,193		26,796
Available-for-sale | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	279	[4]	273	[4]
Available-for-sale | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	728	[4]	815	[4]
Available-for-sale | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	452	[4]	418	[4]
Available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,794		903
Available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,139		3,339
Available-for-sale | Asset-Backed CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,282		1,444
Available-for-sale | Other Asset-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,131		532
Available-for-sale | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	27		30
Available-for-sale | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,190	[1]	973	[1]
Available-for-sale | Corporate Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,585		1,738
Available-for-sale | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,368		2,625
Available-for-sale | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,718	[4]	2,425	[4]
Available-for-sale | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,970	[4],[5]	1,879	[4],[5]
Available-for-sale | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,010	[4],[5]	1,175	[4],[5]
Available-for-sale | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	130	[4],[5]	125	[4],[5]
Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	5,076	[6]	2,203	[6]
Derivative assets	4,302	[7]	5,658	[7]
Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities	9,099		8,779
Total assets	103,296		88,186
Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading liabilities	10,152		10,053
Other liabilities	29		32
Total liabilities	10,181		10,085
Trading assets	10,961		10,751
Other assets	520		596
Total assets	11,481		11,347
Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	1,780		955
Derivative liabilities	6,396	[7]	7,116	[7]
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading liabilities	4,747		4,784
Other liabilities	224	[2]	14	[2]
Total liabilities	4,971		4,800
Percentage of liabilities prior to netting	12.00%		11.00%
Trading assets	4,433		5,259
Other assets	135	[3]	672	[3]
Total assets	28,396		26,879
Percentage of assets prior to netting	21.00%		22.00%
Level 1 | Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	23,256		20,172
Level 1 | Available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	18,003		17,326
Level 1 | Available-for-sale | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	41		44
Level 1 | Available-for-sale | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	27		9
Level 1 | Available-for-sale | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,190	[1]	973	[1]
Level 1 | Available-for-sale | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,995		1,820
Level 1 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	912	[6]	485	[6]
Derivative assets	3,521	[7]	4,774	[7]
Level 1 | Trading Assets | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	36	[7]	164	[7]
Level 1 | Trading Assets | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3,364	[7]	4,519	[7]
Level 1 | Trading Assets | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	121	[7]	91	[7]
Level 1 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities	4,971		4,798
Percentage of liabilities prior to netting	17.00%		14.00%
Total assets	27,824		26,103
Percentage of assets prior to netting	22.00%		23.00%
Level 1 | Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other liabilities			2
Total liabilities			2
Trading assets	182		323
Other assets	390		453
Total assets	572		776
Level 1 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	1,121		418
Derivative liabilities	3,626	[7]	4,366	[7]
Level 1 | Trading Liabilities | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	3,535	[7]	4,311	[7]
Level 1 | Trading Liabilities | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	91	[7]	55	[7]
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading liabilities	24,195		27,982
Long-term debt	345	[1]	326	[1]
Other liabilities	354	[2]	368	[2]
Total liabilities	35,075		38,759
Percentage of liabilities prior to netting	87.00%		88.00%
Trading assets	27,150		28,489
Loans			10
Other assets	1,044	[3]	1,019	[3]
Total assets	108,377		98,336
Percentage of assets prior to netting	79.00%		78.00%
Level 2 | Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	69,318		58,247
Level 2 | Available-for-sale | U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,074		958
Level 2 | Available-for-sale | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9,383		11,910
Level 2 | Available-for-sale | State And Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,077	[1]	2,694	[1]
Level 2 | Available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	34,193		26,796
Level 2 | Available-for-sale | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	279		273
Level 2 | Available-for-sale | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	728		815
Level 2 | Available-for-sale | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	452		418
Level 2 | Available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,794		903
Level 2 | Available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,139		3,339
Level 2 | Available-for-sale | Asset-Backed CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,282		1,444
Level 2 | Available-for-sale | Other Asset-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,131		532
Level 2 | Available-for-sale | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale			21
Level 2 | Available-for-sale | Corporate Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,585		1,738
Level 2 | Available-for-sale | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,368		2,622
Level 2 | Available-for-sale | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	723		605
Level 2 | Available-for-sale | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,970	[5]	1,879	[5]
Level 2 | Available-for-sale | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,010	[5]	1,175	[5]
Level 2 | Available-for-sale | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	130	[5]	125	[5]
Level 2 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	4,116	[6]	1,655	[6]
Derivative assets	23,034	[7]	26,834	[7]
Level 2 | Trading Assets | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	22,734	[7]	26,434	[7]
Level 2 | Trading Assets | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	148	[7]	113	[7]
Level 2 | Trading Assets | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	152	[7]	284	[7]
Level 2 | Trading Assets | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets			3	[7]
Level 2 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities	24,894		28,676
Percentage of liabilities prior to netting	82.00%		85.00%
Total assets	97,512		87,765
Percentage of assets prior to netting	78.00%		77.00%
Level 2 | Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading liabilities	10,152		10,053
Other liabilities	29		30
Total liabilities	10,181		10,083
Trading assets	10,735		10,428
Other assets	130		143
Total assets	10,865		10,571
Level 2 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	659		537
Derivative liabilities	23,536	[7]	27,445	[7]
Level 2 | Trading Liabilities | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	23,173	[7]	27,201	[7]
Level 2 | Trading Liabilities | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	97	[7]	44	[7]
Level 2 | Trading Liabilities | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	266	[7]	200	[7]
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading liabilities	224		314
Total liabilities	224		314
Percentage of liabilities prior to netting	1.00%		1.00%
Trading assets	106		160
Other assets	120	[3]	157	[3]
Total assets	315		365
Level 3 | Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	45		48
Level 3 | Available-for-sale | State And Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	45	[1]	45	[1]
Level 3 | Available-for-sale | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale			3
Level 3 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	48	[6]	63	[6]
Derivative assets	58	[7]	97	[7]
Level 3 | Trading Assets | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	19	[7]	54	[7]
Level 3 | Trading Assets | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1	[7]
Level 3 | Trading Assets | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	38	[7]	43	[7]
Level 3 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities	224		314
Percentage of liabilities prior to netting	1.00%		1.00%
Total assets	271		365
Level 3 | Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets	44
Total assets	44
Level 3 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	224	[7]	314	[7]
Level 3 | Trading Liabilities | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	168	[7]	239	[7]
Level 3 | Trading Liabilities | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	56	[7]	75	[7]
Netting
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading liabilities	(20,990)	[8]	(25,009)	[8]
Total liabilities	(20,990)	[8]	(25,009)	[8]
Trading assets	(22,311)	[8]	(26,047)	[8]
Total assets	(22,311)	[8]	(26,047)	[8]
Netting | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	(22,311)	[7],[8]	(26,047)	[7],[8]
Netting | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities	(20,990)	[8]	(25,009)	[8]
Total assets	(22,311)	[8]	(26,047)	[8]
Netting | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ (20,990)	[7],[8]	$ (25,009)	[7],[8]

[1]	Includes certain interests in securitizations.
[2]	Includes derivatives in designated hedging relationships.
[3]	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
[4]	At Dec. 31, 2012 and Dec. 31, 2011, foreign covered bonds were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
[5]	Previously included in the Grantor Trust.
[6]	Includes loans classified as trading assets and certain interests in securitizations.
[7]	The Level 1, 2 and 3 fair values of derivative assets and derivative liabilities are presented on a gross basis.
[8]	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting cannot be disaggregated by product.

Details of Certain Items Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, Available-for-sale, USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 92,619		$ 78,467
Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	279	[1]	273	[1]
Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	111	[1]	99	[1]
Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	107	[1]	113	[1]
Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	61	[1]	61	[1]
Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	728	[1]	815	[1]
Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	106	[1]	121	[1]
Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	70	[1]	75	[1]
Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	215	[1]	230	[1]
Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	337	[1]	389	[1]
Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	452	[1]	418	[1]
Subprime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale			2	[1]
Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	108	[1]	82	[1]
Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	344	[1]	334	[1]
Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,139		3,339
Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,839	[1]	3,005	[1]
Commercial MBS | 2009-2012 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	283	[1]	200	[1]
Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	24	[1]	25	[1]
Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	707	[1]	789	[1]
Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	900	[1]	892	[1]
Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	640	[1]	696	[1]
Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	285	[1]	403	[1]
Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,718	[1]	2,425	[1]
Foreign Covered Bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	925	[1]	795	[1]
Foreign Covered Bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	866	[1]	1,461	[1]
Foreign Covered Bonds | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	756	[1]	25	[1]
Foreign Covered Bonds | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	360	[1]	26	[1]
Foreign Covered Bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	811	[1]	118	[1]
European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,145	[1]	1,429	[1]
European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	68	[1]	93	[1]
European Floating Rate Notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,873	[1]	686	[1]
European Floating Rate Notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	841	[1]	47	[1]
European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	161	[1]	203	[1]
European Floating Rate Notes | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	125	[1]	150	[1]
European Floating Rate Notes | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	77	[1]	101	[1]
European Floating Rate Notes | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale			9	[1]
European Floating Rate Notes | Luxembourg
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale			140	[1]
Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9,424	[1]	11,954	[1]
Sovereign Debt | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,646	[1]	2,347	[1]
Sovereign Debt | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,771	[1]	4,526	[1]
Sovereign Debt | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,054	[1]	2,230	[1]
Sovereign Debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	56	[1]	61	[1]
Sovereign Debt | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	897	[1]	2,790	[1]
Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,970	[1],[2]	1,879	[1],[2]
Grantor Trust Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,128	[1],[2]	1,042	[1],[2]
Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	622	[1],[2]	628	[1],[2]
Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	220	[1],[2]	209	[1],[2]
Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,010	[1],[2]	1,175	[1],[2]
Grantor Trust Prime RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	601	[1],[2]	678	[1],[2]
Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	378	[1],[2]	465	[1],[2]
Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	31	[1],[2]	32	[1],[2]
Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	130	[1],[2]	125	[1],[2]
Grantor Trust Sub Prime RMBS | 2005-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	94	[1],[2]	88	[1],[2]
Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 36	[1],[2]	$ 37	[1],[2]
Ratings, AAA/AA- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%		6.00%
Ratings, AAA/AA- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	4.00%		27.00%
Ratings, AAA/AA- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	7.00%		28.00%
Ratings, AAA/AA- | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			38.00%
Ratings, AAA/AA- | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			32.00%
Ratings, AAA/AA- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	16.00%		29.00%
Ratings, AAA/AA- | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	3.00%		8.00%
Ratings, AAA/AA- | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	4.00%		23.00%
Ratings, AAA/AA- | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	3.00%		5.00%
Ratings, AAA/AA- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	89.00%		84.00%
Ratings, AAA/AA- | Commercial MBS | 2009-2012 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	97.00%		100.00%
Ratings, AAA/AA- | Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	59.00%		16.00%
Ratings, AAA/AA- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	78.00%		66.00%
Ratings, AAA/AA- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	85.00%		85.00%
Ratings, AAA/AA- | Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	98.00%		94.00%
Ratings, AAA/AA- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		97.00%
Ratings, AAA/AA- | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Foreign Covered Bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Foreign Covered Bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	98.00%		99.00%
Ratings, AAA/AA- | Foreign Covered Bonds | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Foreign Covered Bonds | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Foreign Covered Bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	77.00%		55.00%
Ratings, AAA/AA- | European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			21.00%
Ratings, AAA/AA- | European Floating Rate Notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	79.00%		72.00%
Ratings, AAA/AA- | European Floating Rate Notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		35.00%
Ratings, AAA/AA- | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	15.00%
Ratings, AAA/AA- | European Floating Rate Notes | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			100.00%
Ratings, AAA/AA- | European Floating Rate Notes | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	94.00%		91.00%
Ratings, AAA/AA- | European Floating Rate Notes | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			100.00%
Ratings, AAA/AA- | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		97.00%
Ratings, AAA/AA- | Sovereign Debt | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%	[2]	2.00%	[2]
Ratings, AAA/AA- | Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	4.00%	[2]	5.00%	[2]
Ratings, AAA/AA- | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			9.00%	[2]
Ratings, AAA/AA- | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%	[2]	2.00%	[2]
Ratings, AAA/AA- | Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	5.00%	[2]	5.00%	[2]
Ratings, A+/A- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%		3.00%
Ratings, A+/A- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	9.00%		13.00%
Ratings, A+/A- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	29.00%		19.00%
Ratings, A+/A- | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			4.00%
Ratings, A+/A- | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	33.00%
Ratings, A+/A- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	42.00%		38.00%
Ratings, A+/A- | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	5.00%		14.00%
Ratings, A+/A- | Subprime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			2.00%
Ratings, A+/A- | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	8.00%		12.00%
Ratings, A+/A- | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	4.00%		15.00%
Ratings, A+/A- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	9.00%		14.00%
Ratings, A+/A- | Commercial MBS | 2009-2012 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	3.00%
Ratings, A+/A- | Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	41.00%		84.00%
Ratings, A+/A- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	16.00%		26.00%
Ratings, A+/A- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	14.00%		15.00%
Ratings, A+/A- | Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%		6.00%
Ratings, A+/A- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			2.00%
Ratings, A+/A- | Foreign Covered Bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%		1.00%
Ratings, A+/A- | European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	15.00%		34.00%
Ratings, A+/A- | European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	9.00%		6.00%
Ratings, A+/A- | European Floating Rate Notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	19.00%		28.00%
Ratings, A+/A- | European Floating Rate Notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			65.00%
Ratings, A+/A- | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			50.00%
Ratings, A+/A- | European Floating Rate Notes | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%
Ratings, A+/A- | European Floating Rate Notes | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%		9.00%
Ratings, A+/A- | European Floating Rate Notes | Luxembourg
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			100.00%
Ratings, A+/A- | Sovereign Debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			3.00%
Ratings, A+/A- | Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%	[2]	4.00%	[2]
Ratings, A+/A- | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%	[2]	2.00%	[2]
Ratings, A+/A- | Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%	[2]	4.00%	[2]
Ratings, A+/A- | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	8.00%	[2]
Ratings, A+/A- | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			10.00%	[2]
Ratings, A+/A- | Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			34.00%	[2]
Ratings, BBB+/BBB- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%		11.00%
Ratings, BBB+/BBB- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	25.00%		47.00%
Ratings, BBB+/BBB- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	12.00%		5.00%
Ratings, BBB+/BBB- | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	45.00%
Ratings, BBB+/BBB- | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	7.00%
Ratings, BBB+/BBB- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	7.00%		11.00%
Ratings, BBB+/BBB- | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	13.00%		21.00%
Ratings, BBB+/BBB- | Subprime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			98.00%
Ratings, BBB+/BBB- | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	34.00%		29.00%
Ratings, BBB+/BBB- | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%		18.00%
Ratings, BBB+/BBB- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%		2.00%
Ratings, BBB+/BBB- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%		8.00%
Ratings, BBB+/BBB- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%
Ratings, BBB+/BBB- | Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%
Ratings, BBB+/BBB- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			1.00%
Ratings, BBB+/BBB- | European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%		11.00%
Ratings, BBB+/BBB- | European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			73.00%
Ratings, BBB+/BBB- | European Floating Rate Notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%
Ratings, BBB+/BBB- | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			47.00%
Ratings, BBB+/BBB- | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%	[2]	3.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%	[2]	1.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	12.00%	[2]	27.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%	[2]	1.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	24.00%	[2]	22.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	10.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	36.00%	[2]
Ratings, BB+ and lower | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	91.00%		80.00%
Ratings, BB+ and lower | Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, BB+ and lower | Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, BB+ and lower | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	62.00%		13.00%
Ratings, BB+ and lower | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	52.00%		48.00%
Ratings, BB+ and lower | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	55.00%		58.00%
Ratings, BB+ and lower | Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, BB+ and lower | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	60.00%		68.00%
Ratings, BB+ and lower | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	35.00%		22.00%
Ratings, BB+ and lower | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	79.00%		57.00%
Ratings, BB+ and lower | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	54.00%		36.00%
Ratings, BB+ and lower | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	87.00%		62.00%
Ratings, BB+ and lower | European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%
Ratings, BB+ and lower | European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	91.00%
Ratings, BB+ and lower | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	85.00%		3.00%
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	97.00%	[2]	95.00%	[2]
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	95.00%	[2]	94.00%	[2]
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	86.00%	[2]	69.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	98.00%	[2]	97.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	97.00%	[2]	96.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	68.00%	[2]	69.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	88.00%	[2]	88.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS | 2005-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	59.00%	[2]	61.00%	[2]

[1]	At Dec. 31, 2012 and Dec. 31, 2011, foreign covered bonds were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
[2]	Previously included in the Grantor Trust.

Fair Value Measurements Using Significant Unobservable Inputs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	$ 365		$ 338
Transfers into Level 3			157
Transfers out of Level 3	(5)		(144)
Total gains or (losses) for the period included in earnings (or changes in net assets)	(39)		30
Purchases	29		4
Issuances			1
Sales	(68)		(15)
Settlements	(11)		(6)
Ending Balance	271		365
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	(24)		19
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance	314		179
Transfers into Level 3			77
Transfers out of Level 3	(8)		(9)
Included in earnings (or changes in net liabilities)	(82)		86
Settlements			(19)
Ending Balance	224		314
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	(30)		142
Available-for-sale | State And Political Subdivisions
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	45		10
Transfers into Level 3			35
Total gains or (losses) for the period included in earnings (or changes in net assets)	3	[1]
Settlements	(3)
Ending Balance	45		45
Available-for-sale | Other Debt Securities
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	3		58
Transfers out of Level 3			(55)
Total gains or (losses) for the period included in earnings (or changes in net assets)	(3)	[1]
Ending Balance			3
Trading Assets | Debt and equity instruments
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	63		32
Transfers into Level 3			25
Total gains or (losses) for the period included in earnings (or changes in net assets)	(2)	[2]	6	[2]
Sales	(13)
Ending Balance	48		63
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	(3)		4
Trading Assets | Derivative assets
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	97	[3]	119	[3]
Transfers into Level 3			48	[3]
Transfers out of Level 3	(5)	[3]	(84)	[3]
Total gains or (losses) for the period included in earnings (or changes in net assets)	(44)	[2],[3]	15	[2],[3]
Purchases	10	[3]
Settlements			(1)	[3]
Ending Balance	58	[3]	97	[3]
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	(23)	[3]	15	[3]
Other Assets
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	157		113
Transfers into Level 3			49
Transfers out of Level 3			(3)
Total gains or (losses) for the period included in earnings (or changes in net assets)	7	[4]	9	[4]
Purchases	19		4
Sales	(55)		(15)
Settlements	(8)
Ending Balance	120		157
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	2
Investment Management Funds
Fair value measurements for assets using significant unobservable inputs
Purchases	44
Ending Balance	44
Loans
Fair value measurements for assets using significant unobservable inputs
Beginning Balance			6
Transfers out of Level 3			(2)
Issuances			1
Settlements			(5)
Trading Liabilities | Debt and equity instruments
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance			6
Settlements			(6)
Trading Liabilities | Derivative liabilities
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance	314	[5]	171	[5]
Transfers into Level 3			77	[5]
Transfers out of Level 3	(8)	[5]	(9)	[5]
Included in earnings (or changes in net liabilities)	(82)	[2],[5]	88	[2],[5]
Settlements			(13)	[5]
Ending Balance	224	[5]	314	[5]
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	(30)	[5]	142	[5]
Other Liabilities
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance			2
Included in earnings (or changes in net liabilities)			$ (2)	[4]

[1]	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
[2]	Reported in foreign exchange and other trading revenue.
[3]	Derivative assets are reported on a gross basis.
[4]	Reported in investment and other income.
[5]	Derivative liabilities are reported on a gross basis.

Assets Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 206	[1]	$ 221	[1]
Other assets	79	[2]	126	[2]
Total assets	285		347
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	183	[1]	178	[1]
Other assets	79	[2]	126	[2]
Total assets	262		304
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	23	[1]	43	[1]
Total assets	$ 23		$ 43

[1]	During the years ended Dec. 31, 2012 and 2011, the fair value of these loans was reduced $20 million and $32 million, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.
[2]	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or market value.

Assets Measured at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of loans based on the fair value of the underlying collateral as allowed by ASC 310	$ (20)	$ (32)

Quantitative Information about Level 3 Fair Value Measurements of Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Fair Value, Measurements, Recurring	Dec. 31, 2011 Fair Value, Measurements, Recurring	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3	Dec. 31, 2011 Fair Value, Measurements, Recurring Level 3	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Available-for-sale State And Political Subdivisions Discounted Cash Flow	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Available-for-sale State And Political Subdivisions Discounted Cash Flow Minimum	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Available-for-sale State And Political Subdivisions Discounted Cash Flow Maximum	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Structured Debt Option Pricing Model		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Structured Debt Option Pricing Model Minimum		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Structured Debt Option Pricing Model Maximum		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Distressed Debt Discounted Cash Flow	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Distressed Debt Discounted Cash Flow Minimum	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Distressed Debt Discounted Cash Flow Maximum	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Structured Foreign Exchange Swaptions Option Pricing Model		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Structured Foreign Exchange Swaptions Option Pricing Model Minimum		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Structured Foreign Exchange Swaptions Option Pricing Model Maximum		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Long-Term Foreign Exchange Options Option Pricing Model		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Equity Options Option Pricing Model		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Equity Options Option Pricing Model Minimum		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Equity Options Option Pricing Model Maximum		Dec. 31, 2012 Fair Value, Measurements, Nonrecurring	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Level 3	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring Level 3	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Level 3 Loans Discounted Cash Flow	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Level 3 Loans Discounted Cash Flow Minimum	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Level 3 Loans Discounted Cash Flow Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value of assets	$ 114,777	$ 99,533	$ 315	$ 365	$ 45			$ 28	[1]					$ 20			$ 19	[1]					$ 1	[1]	$ 38	[1]					$ 285	$ 347	$ 23	$ 43	$ 23
Expected credit loss						6.00%	36.00%
Correlation risk								15.00%	[1]										0.00%	[1]	25.00%	[1]
Volatility										11.00%	[1]	17.00%	[1]						11.00%	[1]	17.00%	[1]	18.00%	[1]			23.00%	[1]	30.00%	[1]
Expected maturity															2 years	15 years
Credit spreads															2.00%	9.50%
Timing of sale																																				0 months	18 months
Cap rate																																			8.00%
Cost to complete/sell																																				0.00%	30.00%

[1]	The option pricing model uses market inputs such as foreign currency exchange rates, interest rates and volatility to calculate the fair value of the option.

Quantitative Information about Level 3 Fair Value Measurements of Liabilities (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Level 3	Dec. 31, 2011 Level 3	Dec. 31, 2012 Level 3 Trading Liabilities Structured Foreign Exchange Swaptions Option Pricing Model		Dec. 31, 2012 Level 3 Trading Liabilities Structured Foreign Exchange Swaptions Option Pricing Model Minimum		Dec. 31, 2012 Level 3 Trading Liabilities Structured Foreign Exchange Swaptions Option Pricing Model Maximum		Dec. 31, 2012 Level 3 Trading Liabilities Equity Options Option Pricing Model		Dec. 31, 2012 Level 3 Trading Liabilities Equity Options Option Pricing Model Minimum		Dec. 31, 2012 Level 3 Trading Liabilities Equity Options Option Pricing Model Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair value of liabilities	$ 19,280	$ 18,864	$ 224	$ 314	$ 168	[1]					$ 56	[1]
Correlation risk							0.00%	[1]	25.00%	[1]
Volatility							11.00%	[1]	17.00%	[1]			23.00%	[1]	32.00%	[1]

[1]	The option pricing model uses market inputs such as foreign currency exchange rates, interest rates and volatility to calculate the fair value of the option.

Carrying Amount and Fair Value of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated Fair Value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$ 90,110	$ 90,243
Interest-bearing deposits with banks	43,936	36,381
Federal funds sold and securities purchased under resale agreements	6,593	4,510
Securities held-to-maturity	8,389	3,540
Loans	44,031	41,166
Other financial assets	5,842	5,336
Total assets	198,901	181,176
Liabilities:
Noninterest-bearing deposits	93,019	95,335
Interest-bearing deposits	153,030	123,759
Federal funds purchased and securities sold under repurchase agreements	7,427	6,267
Payables to customers and broker-dealers	16,095	12,671
Borrowings	1,883	2,376
Long-term debt	19,397	20,459
Total liabilities	290,851	260,867
Estimated Fair Value | Level 1
Assets:
Securities held-to-maturity	1,070
Other financial assets	4,727
Total assets	5,797
Estimated Fair Value | Level 2
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	90,110
Interest-bearing deposits with banks	43,936
Federal funds sold and securities purchased under resale agreements	6,593
Securities held-to-maturity	7,319
Loans	44,031
Other financial assets	1,115
Total assets	193,104
Liabilities:
Noninterest-bearing deposits	93,019
Interest-bearing deposits	153,030
Federal funds purchased and securities sold under repurchase agreements	7,427
Payables to customers and broker-dealers	16,095
Borrowings	1,883
Long-term debt	19,397
Total liabilities	290,851
Carrying Amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	90,110	90,243
Interest-bearing deposits with banks	43,910	36,321
Federal funds sold and securities purchased under resale agreements	6,593	4,510
Securities held-to-maturity	8,205	3,521
Loans	44,010	40,970
Other financial assets	5,842	5,336
Total assets	198,670	180,901
Liabilities:
Noninterest-bearing deposits	93,019	95,335
Interest-bearing deposits	153,076	123,759
Federal funds purchased and securities sold under repurchase agreements	7,427	6,267
Payables to customers and broker-dealers	16,095	12,671
Borrowings	1,883	2,376
Long-term debt	18,530	19,933
Total liabilities	$ 290,030	$ 260,341

Summary of Carrying Amount of Hedged Financial Instruments, Related Notional Amount of Hedge and Estimated Fair Value of Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest-bearing Deposits
Derivative [Line Items]
Carrying amount	$ 11,328	$ 8,789
Notional amount of hedge	11,328	8,789
Unrealized Gain	38	441
Unrealized (Loss)	(224)	(17)
Available-for-sale
Derivative [Line Items]
Carrying amount	5,597	4,354
Notional amount of hedge	5,355	4,009
Unrealized Gain	12
Unrealized (Loss)	(339)	(289)
Deposits
Derivative [Line Items]
Carrying amount	10	10
Notional amount of hedge	10	10
Unrealized Gain	1	1
Long-term Debt
Derivative [Line Items]
Carrying amount	15,100	15,048
Notional amount of hedge	14,314	14,262
Unrealized Gain	911	964
Unrealized (Loss)	$ (4)	$ (9)

Assets and Liabilities, by Type, of Consolidated Investment Management Funds Recorded at Fair Value (Detail) (Investment Management Funds, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets	$ 10,961	$ 10,751
Other assets	520	596
Total assets	11,481	11,347
Trading liabilities	10,152	10,053
Other liabilities	29	32
Total liabilities	$ 10,181	$ 10,085

Fair Value Option - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term debt, carrying amount	$ 240
Operations
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term debt, fair value	$ 345	$ 326

Changes in Fair Value of Long-term Debt Included in Foreign Exchange and Other Trading Revenue (Detail) (Long-term Debt, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Long-term Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value under the fair value option election	$ (19)	[1]	$ (57)	[1]

[1]	The change in fair value of the long-term debt is approximately offset by an economic hedge included in trading.

Significant Industry Concentrations Related to Credit Exposure (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012
Financial Institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 11.3
Unfunded commitments	15.7
Total exposure	27
Financial Institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	5.6
Unfunded commitments	2
Total exposure	7.6
Financial Institutions | Securities Industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	4.2
Unfunded commitments	2.1
Total exposure	6.3
Financial Institutions | Asset Managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1.1
Unfunded commitments	3.8
Total exposure	4.9
Financial Institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.1
Unfunded commitments	4.3
Total exposure	4.4
Financial Institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unfunded commitments	2.1
Total exposure	2.1
Financial Institutions | Other Industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.3
Unfunded commitments	1.4
Total exposure	1.7
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1.4
Unfunded commitments	18.3
Total exposure	19.7
Commercial | Services and Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.5
Unfunded commitments	5.6
Total exposure	6.1
Commercial | Energy and Utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.5
Unfunded commitments	5.5
Total exposure	6
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.3
Unfunded commitments	5.6
Total exposure	5.9
Commercial | Media and Telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.1
Unfunded commitments	1.6
Total exposure	$ 1.7

Summary of Off-Balance Sheet Credit Risks, Net of Participations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Lending commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	$ 31,265	[1]	$ 28,406	[1]
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	7,167	[2]	6,707	[2]
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	219		437
Securities lending indemnifications
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	245,717		268,812
Support agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks			$ 63

[1]	Net of participations totaling $350 million at Dec 31, 2012 and $326 million at Dec. 31, 2011.
[2]	Net of participations totaling $1.0 billion at Dec. 31, 2012 and $1.2 billion at Dec. 31, 2011.

Summary of Off-Balance Sheet Credit Risks, Net of Participations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Lending commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks participations	$ 350	$ 326
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks participations	$ 1,000	$ 1,200

Commitments and Contingent Liabilities - Additional Information (Detail) (USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2012 LegalMatter	Dec. 31, 2011	Dec. 31, 2010	Jan. 18, 2008	Oct. 25, 2012 Oklahoma Class Action Lawsuit	Dec. 21, 2012 Class Actions and Non Class Actions Lawsuits	Oct. 12, 2012 Ivy Asset Management LLC	Nov. 13, 2012 Ivy Asset Management LLC Civil Lawsuits	Dec. 31, 2012 Securities lending indemnifications	Dec. 31, 2011 Securities lending indemnifications	Dec. 31, 2012 Standby letters of credit		Dec. 31, 2011 Standby letters of credit		Dec. 31, 2011 Support agreements
Commitments and Contingencies Disclosure [Line Items]
Lending commitment maturing in less than one year	$ 9,000,000,000
Lending commitment maturing in one to five years	22,200,000,000
Lending commitment maturing over five years	100,000,000
Potential exposure of off-balance sheet credit risks									245,717,000,000	268,812,000,000	7,167,000,000	[1]	6,707,000,000	[1]	63,000,000
SBLCs collateralized with cash and securities	781,000,000	485,000,000
SBLCs expiring within one year	4,100,000,000
SBLCs expiring within one to five years	3,100,000,000
Allowance for lending related commitments	121,000,000	103,000,000
Commercial Letters of Credit	219,000,000	437,000,000
Maximum maturities of prearranged contract for a securities lending transaction (in days)	90 days	90 days
Cash collateralization percentage generally required for a securities lending transaction with indemnification against broker default	102.00%	102.00%
Securities lending indemnifications, secured amount of collateral	253,000,000,000	276,000,000,000
Fee revenue from securities lending transactions									198,000,000	183,000,000
Net rent expense for premises and equipment	313,000,000	350,000,000	314,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2013	286,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2014	250,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2015	219,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2016	203,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2017	188,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2018 and thereafter	744,000,000
Legal proceedings loss contingency, range of possible loss, maximum	470,000,000
Bank filed a proof of claim on Jan. 18, 2008 in the Chapter 11 bankruptcy of Sentinel Management Group, Inc. (Sentinel), seeking to recover approximate amount loaned to Sentinel				312,000,000
Number of cases regarding customer losses in the securities lending program seeking to proceed as a class action	2
Litigation settlement agreement					$ 280,000,000	$ 114,000,000	$ 2,000,000	$ 210,000,000
Number of court actions that most of the Madoff cases have been consolidated into	2

[1]	Net of participations totaling $1.0 billion at Dec. 31, 2012 and $1.2 billion at Dec. 31, 2011.

Standby Letters of Credits by Investment Grade (Detail) (Standby letters of credit)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment grade
Concentration Risk [Line Items]
Concentration risk	93.00%	91.00%
Noninvestment grade
Concentration Risk [Line Items]
Concentration risk	7.00%	9.00%

Derivative Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Counterparty default losses	$ 1,000,000	$ 15,000,000
Non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies	524,000,000
Value-at-risk methodology assumed holding period for instruments (in days)	1 day
Value-at-risk methodology confidence level percentage	99.00%
Additional collateral the Company would have to post for existing collateral arrangements, if the company's debt rating had fallen below investment grade	562,000,000
Available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	5,200,000,000
Hedged financial instruments, notional amount of derivative	5,355,000,000	4,009,000,000
Deposits
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	10,000,000
Hedged financial instruments, notional amount of derivative	10,000,000	10,000,000
Long-term Debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	14,000,000,000
Hedged financial instruments, notional amount of derivative	14,314,000,000	14,262,000,000
Interest Rate Swap | Available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum (in years) of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	5,400,000,000
Interest Rate Swap | Deposits
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	10,000,000
Original maturities, (in years) of hedged instruments	10 years
Interest Rate Swap | Long-term Debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum (in years) of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	14,000,000,000
Original maturities, minimum (in years) of hedged instruments	5 years
Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of derivatives that will mature within one year	360,000,000,000
Notional amount of derivatives that will mature between one and five years	8,000,000,000
Notional amount of derivatives that will mature after 5 years	8,000,000,000
Interest Rate Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of derivatives that will mature within one year	416,000,000,000
Notional amount of derivatives that will mature between one and five years	206,000,000,000
Notional amount of derivatives that will mature after 5 years	194,000,000,000
Cash Flow Hedging | Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	97,000,000
Hedging derivatives, maturities, maximum (in months or in years)	9 months
Amount of (pre-tax) gain recorded in other comprehensive income that will be reclassified to income or expense	1,000,000
Cash Flow Hedging | Foreign Exchange Contract | Fair Value Hedge
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	11,300,000,000
Hedging derivatives, maturities, maximum (in months or in years)	9 months
Cash Flow Hedging | Foreign Exchange Contract | Fair Value Hedge | Maximum
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Amount of (pre-tax) gain recorded in other comprehensive income that will be reclassified to income or expense	1,000,000
Net Investment Hedging | Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	$ 5,400,000,000
Hedging derivatives, maturities, maximum (in months or in years)	2 years

Ineffectiveness Related to Derivatives and Hedging Relationships Recorded in Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	$ (16.4)		$ (14)		$ 3.5
Fair Value Hedge of Loans
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships			0.1		0.1
Fair Value Hedge of Securities
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(3.3)		(8.6)		(4.2)
Fair Value Hedge of Deposits and Long-Term Debt
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(14.8)		(5.3)		7.7
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	0.1		(0.1)		0.1
Other
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	$ 1.6	[1]	$ (0.1)	[1]	$ (0.2)	[1]

[1]	Includes ineffectiveness recorded on foreign exchange hedges.

Impact of Derivative Instruments on Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	$ 27,602	[1],[2]	$ 33,305	[1],[2]
Asset derivatives fair value, effect of master netting agreements	(22,311)	[1],[3]	(26,047)	[1],[3]
Asset derivatives fair value, fair value after effect of master netting agreements	5,291	[1]	7,258	[1]
Liability derivatives fair value	28,090	[1],[2]	32,444	[1],[2]
Liability derivatives fair value, effect of master netting agreements	(20,990)	[1],[3]	(25,009)	[1],[3]
Liability derivatives fair value, fair value after effect of master netting agreements	7,100	[1]	7,435	[1]
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	989	[1]	1,600	[1]
Liability derivatives fair value	704	[1]	319	[1]
Designated as Hedging Instrument | Interest Rate Contract
Derivatives, Fair Value [Line Items]
Notional value	19,679	[1]	18,281	[1]
Asset derivatives fair value	928	[1]	965	[1]
Liability derivatives fair value	343	[1]	298	[1]
Designated as Hedging Instrument | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Notional value	16,805	[1]	14,160	[1]
Asset derivatives fair value	61	[1]	635	[1]
Liability derivatives fair value	361	[1]	21	[1]
Nondesignated
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	26,613	[1],[4]	31,705	[1],[4]
Liability derivatives fair value	27,386	[1],[4]	32,125	[1],[4]
Nondesignated | Interest Rate Contract
Derivatives, Fair Value [Line Items]
Notional value	796,155	[4]	975,308	[4]
Asset derivatives fair value	22,789	[1],[4]	26,652	[1],[4]
Liability derivatives fair value	23,341	[1],[4]	27,440	[1],[4]
Nondesignated | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Notional value	359,204	[4]	379,235	[4]
Asset derivatives fair value	3,513	[1],[4]	4,632	[1],[4]
Liability derivatives fair value	3,632	[1],[4]	4,355	[1],[4]
Nondesignated | Equity Contract
Derivatives, Fair Value [Line Items]
Notional value	11,375	[4]	8,205	[4]
Asset derivatives fair value	311	[1],[4]	418	[1],[4]
Liability derivatives fair value	413	[1],[4]	330	[1],[4]
Nondesignated | Credit Risk Contract
Derivatives, Fair Value [Line Items]
Notional value	166	[4]	333	[4]
Asset derivatives fair value			$ 3	[1],[4]

[1]	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.
[2]	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.
[3]	Master netting agreements are reported net of cash collateral received and paid of $1,452 million and $131 million, respectively, at Dec. 31, 2012, and $1,269 million and $231 million, respectively, at Dec. 31, 2011.
[4]	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.

Impact of Derivative Instruments on Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Master netting agreements, cash collateral received	$ 1,452	$ 1,269
Master netting agreements, cash collateral paid	$ 131	$ 231

Impact of Derivative Instruments on Income Statement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Hedging | Interest Rate Contract | Net Interest Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivatives	$ (47)	$ (150)	$ 370
Gain or (loss) recognized in hedged item	29	136	(366)
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	241	(646)	(142)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	239	(643)	(142)
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	0.1	(0.1)	0.1
Cash Flow Hedging | Foreign Exchange Contract | Net Interest Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	4	(118)	(7)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	1	(114)	(6)
Cash Flow Hedging | Foreign Exchange Contract | Other Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	2	(6)	(134)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	3	(6)	(135)
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	0.1	(0.1)	0.1
Cash Flow Hedging | Foreign Exchange Contract | Trading Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	236	(525)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	236	(525)
Cash Flow Hedging | Foreign Exchange Contract | Salary Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	(1)	3	(1)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	(1)	2	(1)
Net Investment Hedging | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	(181)	75	(52)
Net Investment Hedging | Foreign Exchange Contract | Other Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	$ 1.6	$ (0.1)	$ (0.2)

Revenue from Foreign Exchange and Other Trading (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Trading Activity, Gains and Losses, Net [Line Items]
Foreign exchange	$ 520		$ 761		$ 787
Other trading revenue	172		87		99
Foreign exchange and other trading revenue	692		848		886
Fixed Income
Trading Activity, Gains and Losses, Net [Line Items]
Other trading revenue	142		65		80
Credit Derivatives/Other
Trading Activity, Gains and Losses, Net [Line Items]
Other trading revenue	$ 30	[1]	$ 22	[1]	$ 19	[1]

[1]	Credit derivatives are used as economic hedges of loans.

Fair Value of Derivative Contracts Falling under Early Termination Provisions in Net Liability Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
A3/A-
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	$ 740	[1]
Baa2/BBB
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	945	[1]
Bal/BB+
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	$ 2,276	[1]

[1]	The change between rating categories is incremental, not cumulative.

Lines of Businesses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of principal businesses	2
Revenue	$ 14,479	$ 14,680	$ 13,816
United Kingdom
Segment Reporting Information [Line Items]
Revenue	$ 2,300	$ 2,200	$ 2,100
Percentage of total revenue	16.00%	15.00%	15.00%

Contribution of Segments to Overall Profitability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Fee and other revenue	$ 11,506	[1]	$ 11,696	[2]	$ 10,891	[3]
Net interest revenue	2,973		2,984		2,925
Total revenue	14,479		14,680		13,816
Provision for credit losses	(80)		1		11
Noninterest expense	11,333		11,112		10,170
Income (loss) before taxes	3,226	[1]	3,567	[2]	3,635	[3]
Pre-tax operating margin	22.00%	[4]	24.00%	[4]	26.00%	[4]
Average assets	315,381		291,145		237,436	[5]
Investment Management
Segment Reporting Information [Line Items]
Fee and other revenue	3,518	[1]	3,254	[2]	3,187	[3]
Net interest revenue	214		206		203
Total revenue	3,732		3,460		3,390
Provision for credit losses			1		3
Noninterest expense	2,809		2,736		2,658
Income (loss) before taxes	923	[1]	723	[2]	729	[3]
Pre-tax operating margin	25.00%	[4]	21.00%	[4]	22.00%	[4]
Average assets	36,493		37,041		35,407
Investment Services
Segment Reporting Information [Line Items]
Fee and other revenue	7,375		7,665		6,972
Net interest revenue	2,442		2,565		2,362
Total revenue	9,817		10,230		9,334
Provision for credit losses	(2)
Noninterest expense	7,568		7,233		6,260
Income (loss) before taxes	2,251		2,997		3,074
Pre-tax operating margin	23.00%	[4]	29.00%	[4]	33.00%	[4]
Average assets	222,752		204,569		158,676
Other Operating Segment
Segment Reporting Information [Line Items]
Fee and other revenue	613		777		732
Net interest revenue	317		213		360
Total revenue	930		990		1,092
Provision for credit losses	(78)				8
Noninterest expense	956		1,143		1,252
Income (loss) before taxes	52		(153)		(168)
Average assets	$ 56,136		$ 49,535		$ 43,353

[1]	Total fee and other revenue includes income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes includes noncontrolling interests of $76 million.
[2]	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
[3]	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
[4]	Income before taxes divided by total revenue.
[5]	Including average assets of discontinued operations of $404 million in 2010, consolidated average assets were $237,840 million.

Contribution of Segments to Overall Profitability (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net (income) loss attributable to noncontrolling interests	$ (78)		$ (53)		$ (63)
Total fee and other revenue	11,506	[1]	11,696	[2]	10,891	[3]
Average assets of discontinued operations					404
Consolidated average assets, including discontinued operations					237,840
Investment Management Funds
Segment Reporting Information [Line Items]
Income of consolidated investment management funds	189		200		226
Net (income) loss attributable to noncontrolling interests	(76)		(50)		(59)
Total fee and other revenue	$ 113		$ 150		$ 167

[1]	Total fee and other revenue includes income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes includes noncontrolling interests of $76 million.
[2]	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
[3]	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.

Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Total assets	$ 358,990	[1]	$ 325,266	[1],[2]	$ 246,981	[1],[2]
Total revenue	14,555		14,730	[2]	13,875	[2]
Income before taxes	3,302		3,617	[2]	3,694	[2],[3]
Net income from continuing operations	2,523		2,569	[2]	2,647	[2]
EMEA
Total assets	78,912	[1],[4]	61,115	[1],[2],[4]	72,629	[1],[2],[4]
Total revenue	3,727	[4]	3,780	[2],[4]	3,497	[2],[4]
Income before taxes	936		1,135	[2]	1,222	[2]
Net income from continuing operations	761		867	[2]	916	[2]
APAC
Total assets	18,064	[1]	13,030	[1],[2]	8,806	[1],[2]
Total revenue	902		842	[2]	745	[2]
Income before taxes	429		426	[2]	394	[2]
Net income from continuing operations	349		325	[2]	295	[2]
Other
Total assets	1,816	[1]	1,694	[1],[2]	3,124	[1],[2]
Total revenue	646		769	[2]	735	[2]
Income before taxes	326		350	[2]	348	[2]
Net income from continuing operations	265		267	[2]	261	[2]
Foreign
Total assets	98,792	[1]	75,839	[1],[2]	84,559	[1],[2]
Total revenue	5,275		5,391	[2]	4,977	[2]
Income before taxes	1,691		1,911	[2]	1,964	[2]
Net income from continuing operations	1,375		1,459	[2]	1,472	[2]
Domestic
Total assets	260,198	[1]	249,427	[1],[2]	162,422	[1],[2]
Total revenue	9,280		9,339	[2]	8,898	[2]
Income before taxes	1,611		1,706	[2]	1,730	[2]
Net income from continuing operations	$ 1,148		$ 1,110	[2]	$ 1,175	[2]

[1]	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.
[2]	Presented on a continuing operations basis.
[3]	Based on continuing operations for 2010.
[4]	Includes revenue of approximately $2.3 billion, $2.2 billion and $2.1 billion and assets of approximately $40.0 billion, $28.3 billion and $44.7 billion in 2012, 2011, and 2010, respectively, of international operations domiciled in the UK, which is 16%, 15% and 15% of total revenue and 11%, 9%, and 18% of total assets, respectively.

Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 14,479	$ 14,680	$ 13,816
Asset	358,990	325,266
United Kingdom
Revenue	2,300	2,200	2,100
Asset	$ 40,000	$ 28,300	$ 44,700
Percentage of revenue	16.00%	15.00%	15.00%
Percentage of asset	11.00%	9.00%	18.00%

Noncash Investing and Financing Transactions that are Not Reflected in Consolidated Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncash or Part Noncash Acquisitions [Line Items]
Transfers from loans to other assets for OREO	$ 7	$ 16	$ 11
Assets of consolidated VIEs	134	3,419	15,249
Liabilities of consolidated VIEs	96	3,478	13,949
Noncontrolling interests of consolidated VIEs	163	29	699
Disposition of business		$ 544